 Filed pursuant to Rule 497(e)
 File Nos. 002-98772 and 811-04347

GMO Trust
Prospectus
June 30, 2021,
as revised October 5, 2021
Multi-Asset Class Funds
■ Benchmark-Free Allocation Fund
Class III:	GBMFX	Class IV:	GBMBX
Class MF:	—	Class R6:	GBMSX
Class I:	GBMIX
■ Global Asset Allocation Fund
Class III:	GMWAX	Class R6:	GMWRX
Class I:	GMOOX
Equity Funds
Global Equity Funds
■ Global Equity Allocation Fund
Class III:	GMGEX	Class R6:	GMADX
Class I:	GAAUX
■ Global Developed Equity Allocation Fund
Class III:	GWOAX	Class R6:	—
Class I:	—
■ Quality Fund
Class III:	GQETX	Class IV:	GQEFX
Class V:	GQLFX	Class VI:	GQLOX
Class R6:	GQESX	Class I:	GQLIX
■ Climate Change Fund
Class III:	GCCHX	Class IV:	—
Class V:	—	Class VI:	—
Class R6:	GCCAX	Class I:	GCCLX
■ Resources Fund
Class III:	GOFIX	Class IV:	GOVIX
Class V:	—	Class VI:	—
Class R6	GAAHX	Class I	GEACX
■ Quality Cyclicals Fund
Class III:	GMANX	Class IV:	—
Class V:	—	Class VI:	GMAEX
Class R6:	—	Class I:	GMAOX
International Equity Funds
■ International Equity Allocation Fund
Class III:	GIEAX	Class R6:	GSXMX
Class I:	—
■ International Developed Equity Allocation Fund
Class III:	GIOTX	Class R6:	GAAWX
Class I:	—
■ International Equity Fund
Class II:	GMICX	Class III:	GMOIX
Class IV:	GMCFX	Class R6:	—
Class I:	GMOUX
■ Tax-Managed International Equities Fund
Class III:	GTMIX	Class R6:	—
Class I:	—
■ Japan Value Creation Fund
Class III:	GMAKX	Class IV:	—
Class V:	—	Class VI:	GMAHX
Class R6:	—	Class I:	GMIIX
U.S. Equity Funds
■ U.S. Equity Fund
Class III:	GMUEX	Class IV:	GMRTX
Class V:	GMEQX	Class VI:	GMCQX
Class R6:	—	Class I:	—
■ U.S. Small Cap Value Fund
Class III:	—	Class IV:	—
Class V:	—	Class VI:	GCAVX
Class R6:	—	Class I:	—
Equity Funds continued
Emerging Markets Equity Funds
■ Emerging Markets Fund
Class II:	GMEMX	Class III:	GMOEX
Class IV:	GMEFX	Class V:	GEMVX
Class VI:	GEMMX	Class R6:	GEMNX
Class I:	GEMEX
■ Emerging Markets ex-China Fund
Class II:	—	Class III:	—
Class IV:	—	Class V:	—
Class VI:	GMAQX	Class R6:	—
Class I:	—
■ Emerging Domestic Opportunities Fund
Class II:	GEDTX	Class III:	GEDSX
Class IV:	GEDIX	Class V:	GEDOX
Class VI:	GEDFX	Class R6:	GEAEX
Class I:	GEDBX
Fixed Income Funds
■ High Yield Fund
Class III:	—	Class IV:	—
Class V:	—	Class VI:	GHVIX
Class R6:	—	Class I:	—
■ Multi-Sector Fixed Income Fund
Class III:	GUGAX	Class IV:	GPBFX
Class R6:	—	Class I:	—
■ Emerging Country Debt Fund
Class III:	GMCDX	Class IV:	GMDFX
Class VI:	—
■ Emerging Country Debt Shares Fund
Class R6:	GMAFX	Class I:	GMAJX
■ Opportunistic Income Fund
Class III:	GMOHX	Class VI:	GMODX
Class R6:	GAAAX	Class I:	GMOLX
Alternative Funds
■ Alternative Allocation Fund
Class II:	—	Class III:	—
Class IV:	—	Class V:	—
Class VI:	GAAVX	Class R6:	GAAKX
Class I:	GAAGX
■ SGM Major Markets Fund
Class III:	GSMFX	Class IV:	GSMJX
Class VI:	GSMHX	Class R6:	GAAJX
Class I:	GSMKX
Implementation Funds
■ Asset Allocation Bond Fund
Class III:	GMOBX	Class VI:	GABFX
■ Benchmark-Free Fund
Class III:	GBFFX
■ Implementation Fund
Ticker:	GIMFX
■ Strategic Opportunities Allocation Fund
Class III:	GBATX
■ U.S. Treasury Fund
Ticker:	GUSTX

Grantham, Mayo, Van Otterloo & Co. LLC
40 Rowes Wharf  • Boston, Massachusetts 02110
The Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
GMO is not offering or placing interests in the Funds, to or with or otherwise promoting the Funds to any natural or legal persons domiciled or with a registered office in any European Economic Area (“EEA”) Member State where the Alternative Investment Fund Managers Directive (Directive 2011/61/EU) is in force and effect. GMO, in its discretion, may accept any such investor into a Fund, but only if it is satisfied that, by accepting such investor, it would not be in breach of any law, rule, regulation or other legislative or administrative measure in or otherwise applicable to the relevant EEA Member State and such investor is otherwise eligible under the laws of such EEA Member State to invest in the Fund. None of the Funds, GMO, their respective affiliates or any natural or legal person acting on their behalf have been registered with, have been approved by or have made a notification to any EEA Member State, European Union or other regulatory, governmental or similar body with respect to the Funds, and no such body has approved, endorsed, reviewed, acquiesced or taken any similar action with respect to any offering, marketing or other promotional materials relating to the Funds.

FUND CODES	inside back cover
ADDITIONAL INFORMATION	back cover
SHAREHOLDER INQUIRIES	back cover
DISTRIBUTOR	back cover
i

[This page intentionally left blank.]
ii

GMO BENCHMARK-FREE ALLOCATION FUND
Investment objective
Positive total return.
Fees and expenses
The table below describes the fees and expenses that you may bear for each class of shares if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Annual Fund operating expenses
(expenses that you bear each year as a percentage of the value of your investment)
	Class III	Class IV	Class MF	Class R6	Class I
Management fee	0.80%1	0.75%1	0.75%1,2	0.80%1	0.80%1
Other expenses	0.01%	0.01%	0.01%	0.01%	0.11%4
Acquired fund fees and expenses (underlying fund expenses)	0.26%3	0.26%3	0.26%3	0.24%3	0.26%3
Total annual fund operating expenses	1.07%	1.02%	1.02%	1.05%	1.17%
Expense reimbursement/waiver	(0.11%)1	(0.10%)1	(0.11%)1,2	(0.08%)1	(0.10%)1,4
Total annual fund operating expenses after expense reimbursement/waiver (fund and underlying fund expenses)	0.96%	0.92%	0.91%	0.97%	1.07%
1 Includes both management fee of 0.65% and class-specific shareholder service fee, if any, for each class of shares other than Class MF shares, as well as the supplemental support fee for class MF shares. For additional information about the shareholder service fee applicable to each class of shares of the Fund, please see the table included in the section of the Prospectus entitled “Multiple Classes and Eligibility.” Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. This reimbursement will continue through at least June 30, 2022 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. GMO also has contractually agreed to waive or reduce, through at least June 30, 2022 the Fund’s management, shareholder service, and supplemental support fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”).
2 GMO has contractually agreed to reduce the rate of the supplemental support fees charged each month to the Fund’s Class MF shares based on the net assets attributable to Class MF shares as of the last business day of the preceding month based on the following schedule: 0.10% on the first $6 billion of net assets, 0.05% on the next $2 billion, 0.03% on the next $2 billion, and 0.01% thereafter; provided, however, that the effective rate charged at any time will not be reduced to less than 0.06% of Class MF’s average daily net assets. This rate will be calculated before giving effect to any other reduction or waiver. This reduction will continue through at least June 30, 2022 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
3 Consists of approximately 0.11% in underlying fund fees and expenses, less than 0.01% in interest expense and borrowing costs for investments sold short incurred by underlying funds, 0.13% in dividend expenses on short sales incurred by underlying funds and 0.02% in purchase premiums and redemption fees paid to underlying funds. The underlying funds also receive income in connection with short sales, which is reflected in the Fund’s net income but is not reflected as an offset to dividend expenses on short sales in the Fund’s annual fund operating expenses table.
4 Includes payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders. GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.10% of the average daily net assets attributable to Class I shares. This reimbursement will continue through at least June 30, 2022 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect applicable expense reimbursements and waivers noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class III	$98	$329	$579	$1,296
Class IV	$94	$315	$554	$1,239
Class MF	$93	$314	$553	$1,238
Class R6	$99	$326	$572	$1,275
Class I	$109	$362	$634	$1,411
Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, for holders of Fund shares subject to U.S. taxes, higher income taxes. These transaction costs, which are not

GMO BENCHMARK-FREE ALLOCATION FUND
reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2021, the Fund’s portfolio turnover rate (excluding short-term investments) was 20% of the average value of its portfolio securities.
Principal investment strategies
The Fund seeks annualized returns of 5% (net of fees) above the Consumer Price Index and annualized volatility (standard deviation) of 5-10%, each over a complete market cycle. GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark.
GMO seeks to achieve the Fund’s investment objective by investing the Fund’s assets in asset classes GMO believes offer the most attractive return and risk opportunities. GMO uses its quantitative multi-year forecasts of returns among asset classes, together with its assessment of the relative risks of such asset classes, to determine the asset classes in which the Fund invests and how much the Fund invests in each asset class. An important component of those forecasts is GMO’s expectation that valuations ultimately revert to their fundamental fair (or intrinsic) value. GMO changes the Fund’s holdings of particular asset classes in response to changes in GMO’s investment outlook and its assessment of market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments. The factors GMO considers and investment methods GMO uses can change over time.
The Fund is structured as a fund of funds and gains its investment exposures primarily by investing in Implementation Fund. In addition, the Fund may invest in any other GMO Fund (together with Implementation Fund, the “underlying GMO Funds”), whether now existing or created in the future. These underlying GMO Funds may include, among others, Opportunistic Income Fund, Emerging Country Debt Fund, High Yield Fund, and the Alternative Funds (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Asset Allocation Funds”). Implementation Fund is permitted to invest in any asset class and may utilize an event-driven strategy, such as merger arbitrage. The Fund also may invest directly in securities (including underlying funds) and derivatives.
The Fund is permitted to invest (directly or through Implementation Fund or other underlying GMO Funds) in any asset class (e.g., U.S. equity, non-U.S. equity, emerging country equity, U.S. fixed income, non-U.S. fixed income, emerging country debt and commodities), sector, country, or region, and at times may have substantial exposure to a single asset class, sector, country, region, or currency or companies with similar market capitalizations. In addition, the Fund is not restricted in its exposure to any particular market and may invest in securities of companies of any market capitalization, and, in the case of debt instruments, of any credit quality (including below investment grade securities (commonly referred to as “high yield” or “junk bonds”)), maturity or duration. The Fund typically has substantial exposure to derivatives and short sales through its investment in Implementation Fund and the other underlying GMO Funds. GMO’s ability to shift investments within Implementation Fund and between Implementation Fund and the other underlying GMO Funds is not subject to any limits.
In seeking to achieve the Fund’s investment objective, GMO may invest a significant portion of the Fund’s net assets in cash and cash equivalents. In addition, the Fund may lend its portfolio securities. The Fund also may invest in U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.
Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in underlying funds (including underlying GMO Funds). Some of the underlying funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by those funds may affect their performance more than if they were diversified investment companies. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying funds, see “Additional Information about the Funds’ Investment Strategies, Risks, and Expenses” and “Description of Principal Risks.”
•
Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce the desired results, including the annualized returns and volatility the Fund is seeking to achieve. Even if the Fund achieves those returns or that volatility over a market cycle, it may experience shorter periods of significantly lower returns or greater volatility, or both. Over the three-year period and the period beginning with the inception of the Fund’s current investment strategy (July 23, 2003), in each case ending December 31, 2020, the Fund’s annualized net return (Class III shares, before taxes) less the Consumer Price Index was -0.83% and 5.29%, respectively. Over the three-year period and the period beginning July 31, 2003, in each case ending December 31, 2020, the Fund’s annualized net standard deviation (calculated using monthly net returns, before taxes) was 10.25% and 7.60%, respectively. See also “Performance” below. GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Fund also runs the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

GMO BENCHMARK-FREE ALLOCATION FUND
•
Market Risk – Equities – The market price of an equity may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If an underlying fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO, and GMO’s assessment proves to be incorrect, the Fund runs the risk that the market price of the equity will not appreciate or will decline. An underlying fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•
Non-U.S. Investment Risk – The market prices of many non-U.S. securities (particularly of companies tied economically to emerging countries) fluctuate more than those of U.S. securities. Many non-U.S. securities markets (particularly emerging markets) are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, the Fund may be subject to non-U.S. taxes, potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, limitations on, or difficulties enforcing, legal judgments, contractual rights, or other remedies) tend to be greater for investments in the securities of companies tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or revenues from particular commodities and often are more volatile than the economies of developed countries.

•
Market Risk – Fixed Income – The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments).

•
Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The Fund may create short investment exposure by selling securities short or by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•
Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•
Futures Contracts Risk – The loss to the Fund resulting from its use of futures contracts is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts increases the volatility of the Fund’s net asset value. A liquid secondary market may not exist for any particular futures contract at any particular time, and the Fund may be unable when it wishes to effect closing transactions to terminate its exposure under that contract. When the Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund’s investments that are subject to the hedge. In addition, the Fund may be unable to recover or may be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. Foreign futures contracts are often less liquid and more volatile than U.S. futures contracts.

•
Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligors of obligations underlying an asset-backed security will be unable or unwilling to satisfy their obligations to pay principal and interest or otherwise to honor their obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the failure of an issuer, guarantor, or obligor to meet its payment obligations or in anticipation of such failure. Below investment grade investments have speculative characteristics, and negative changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those investments to make principal and interest payments than issuers of investment grade investments.

•
Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

GMO BENCHMARK-FREE ALLOCATION FUND
•
Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds (including underlying GMO Funds) in which it invests, including the risk that those underlying funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, the increase in fees and expenses of an underlying fund or a reallocation of the Fund’s investments to underlying funds with higher fees or expenses will increase the Fund’s total expenses.

•
Commodities Risk – Commodity prices can be extremely volatile, and exposure to commodities can cause the value of the Fund’s shares to decline or fluctuate in a rapid and unpredictable manner.

•
Event-Driven Risk – If the Fund purchases securities in anticipation of a proposed merger, acquisition, exchange offer, tender offer, or other similar transaction and that transaction later appears likely to be delayed or unlikely to be consummated or, in fact, is not consummated or is delayed, the market price of the securities purchased by the Fund may decline sharply, resulting in losses to the Fund. The risk/reward payout of event-driven strategies (such as merger arbitrage) typically is asymmetric, with the losses in failed transactions often far exceeding the gains in successful transactions. Event-driven strategies are subject to the risk of overall market movements, and the Fund may experience losses even if a transaction is consummated. The Fund’s investments in derivatives or short sales of securities to hedge or otherwise adjust investment exposure in connection with an event-driven transaction may not perform as expected or may otherwise reduce the Fund’s gains or increase its losses.

•
Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying fund from selling particular securities or closing derivative positions at desirable prices.

•
Leveraging Risk – The use of derivatives, short sales and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. In addition, the Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption, and losses will result if the value of the Fund’s assets declines between the time a redemption request is deemed to be received by the Fund and the time the Fund liquidates assets to meet that request.

•
Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities is unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•
Market Disruption and Geopolitical Risk – Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism) may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.

•
Market Risk – Asset-Backed Securities – The market price of asset-backed securities, like that of other fixed income investments with complex structures, can decline for a variety of reasons, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, deal structure, creditworthiness of any credit-support provider, and reliability of various other service providers with access to the payment stream), and a problem in any of these factors can lead to a reduction in the payment stream GMO expected the Fund to receive when the Fund purchased the asset-backed security.

•
Focused Investment Risk – Investments focused in asset classes, countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

•
Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will require the Fund to sell securities at disadvantageous prices, disrupt the Fund’s operations, or force the Fund’s liquidation.

GMO BENCHMARK-FREE ALLOCATION FUND
Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Bloomberg Barclays U.S. Treasury Inflation Notes: 1-10 Year Index and the Consumer Price Index. Share classes not shown would have substantially similar annual returns to those below because all share classes invest in the same portfolio of securities. Annual returns vary among share classes to the extent that they bear different expenses. Share classes that bear higher expenses than the share classes shown below would have lower returns. Prior to January 1, 2012, the Fund served as a principal component of a broader GMO real return strategy that also included a pooled investment vehicle with a cash-like benchmark. Since January 1, 2012, the Fund has been managed as a standalone investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class III Shares*
Years Ending December 31
Highest Quarter: 7.84% (2Q2020)
Lowest Quarter: -16.05% (1Q2020)
Year-to-Date (as of 3/31/21): 5.00%
Average Annual Total Returns
Periods Ending December 31, 2020
	1 Year	5 Years	10 Years	Incept.
Class III*				7/23/03
Return Before Taxes	–2.49%	3.78%	3.97%	7.34%
Return After Taxes on Distributions	–3.43%	2.90%	3.15%	5.73%
Return After Taxes on Distributions and Sale of Fund Shares	–0.97%	2.73%	2.91%	5.55%
Bloomberg Barclays U.S. Treasury Inflation Notes: 1-10 Year Index (reflects no deduction for fees, expenses, or taxes)	8.39%	4.13%	2.88%	3.87%
Consumer Price Index (reflects no deduction for fees, expenses, or taxes)	1.27%	1.93%	1.74%	2.05%
Class IV				12/11/12
Return Before Taxes	–2.40%	3.84%	N/A	3.41%
Bloomberg Barclays U.S. Treasury Inflation Notes: 1-10 Year Index (reflects no deduction for fees, expenses, or taxes)	8.39%	4.13%	N/A	1.80%
Consumer Price Index (reflects no deduction for fees, expenses, or taxes)	1.27%	1.93%	N/A	1.56%
Class MF				3/1/12
Return Before Taxes	–2.45%	3.84%	N/A	3.52%
Bloomberg Barclays U.S. Treasury Inflation Notes: 1-10 Year Index (reflects no deduction for fees, expenses, or taxes)	8.39%	4.13%	N/A	2.07%
Consumer Price Index (reflects no deduction for fees, expenses, or taxes)	1.27%	1.93%	N/A	1.55%
Class I				8/8/19
Return Before Taxes	–2.57%	N/A	N/A	2.62%
Bloomberg Barclays U.S. Treasury Inflation Notes: 1-10 Year Index (reflects no deduction for fees, expenses, or taxes)	8.39%	N/A	N/A	6.32%
Consumer Price Index (reflects no deduction for fees, expenses, or taxes)	1.27%	N/A	N/A	1.55%

* The returns shown for periods prior to January 1, 2012 are for Class III shares of the Fund under the Fund’s prior fee arrangement. Under the Fund’s current fee arrangement, the returns for periods prior to January 1, 2012 would have been lower.

GMO BENCHMARK-FREE ALLOCATION FUND
Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:
Investment Team	Senior Member (Length of Service with Fund)	Title
Asset Allocation	Ben Inker (since the Fund’s inception in 2003)	Head, Asset Allocation Team, GMO.
Asset Allocation	John Thorndike (since 2019)	Portfolio Manager, Asset Allocation Team, GMO.
Purchase and sale of Fund shares
Under ordinary circumstances, you may purchase the Fund’s shares on days when the New York Stock Exchange (“NYSE”) is open for business. Purchase orders should be submitted directly to GMO Trust (the “Trust”) or through a broker or agent authorized to accept purchase and redemption orders on the Funds’ behalf. Investors who have entered into agreements with the Trust may purchase shares of the Fund through the National Securities Clearing Corporation (“NSCC”).
Class R6 shares and Class I shares are available for purchase by (i) eligible retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans), (ii) section 529 plans, and (iii) other investors whose accounts are maintained by the Fund through third-party platforms or intermediaries. Purchases of Class R6 shares or Class I shares are not subject to any minimum dollar amount.
Fund shares are redeemable. Under ordinary circumstances, you may redeem the Fund’s shares on days when the NYSE is open for business. Redemption orders should be submitted directly to the Trust unless the Fund shares to be redeemed were purchased through a broker or agent, in which case the redemption order should be submitted to that broker or agent. Investors who have entered into agreements with the Trust may redeem shares of the Fund through the NSCC. For instructions on redeeming shares directly, call the Trust at 1-617-346-7646 or send an email to SHS@GMO.com.
U.S. tax information
The Fund has elected to be treated, and intends to qualify and be treated each year, as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) for U.S. federal income tax purposes and to distribute net investment income and net realized capital gains, if any, to shareholders. These distributions are taxable as ordinary income or capital gain to U.S. shareholders that are not exempt from U.S. income tax or investing through a tax-advantaged account. U.S. shareholders who are investing through a tax-advantaged account may be taxed upon withdrawals from that account.
Financial intermediary compensation
The Fund makes payments out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders. In addition, GMO pays brokers, agents, or other financial intermediaries for transfer agency and related services. These payments create a conflict of interest by creating a financial incentive for the broker or other financial intermediary and salesperson to recommend the purchase of Fund shares over another investment. GMO also makes payments to financial intermediaries for the purchase of Fund shares, which creates a similar conflict of interest. Ask your salesperson or consult your financial intermediary’s website for more information.
Additional information
For important additional information about purchases and sales of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 150 of this Prospectus.

GMO GLOBAL ASSET ALLOCATION FUND
Investment objective
Total return greater than that of its benchmark, the GMO Global Asset Allocation Index, an internally maintained index computed by GMO consisting of 65% MSCI ACWI and 35% Bloomberg Barclays U.S. Aggregate Index.
Fees and expenses
The table below describes the fees and expenses that you may bear for each class of shares if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Annual Fund operating expenses
(expenses that you bear each year as a percentage of the value of your investment)
	Class III	Class R6	Class I
Management fee	0.00%1	0.00%1	0.00%1
Other expenses	0.01%	0.01%	0.11%4
Acquired fund fees and expenses (underlying fund expenses)	0.63%2	0.63%2	0.63%2
Total annual fund operating expenses	0.64%	0.64%	0.74%
Expense reimbursement	(0.01%)3	(0.01%)3	(0.01%)3,4
Total annual fund operating expenses after expense reimbursement (Fund and underlying fund expenses)	0.63%	0.63%	0.73%
1 Includes both management fee and class-specific shareholder service fee, if any, for each class of shares. For additional information about the shareholder service fee applicable to each class of shares of the Fund, please see the table included in the section of the Prospectus entitled “Multiple Classes and Eligibility.”
2 Consists of approximately 0.55% in underlying fund fees and expenses, 0.06% in interest expense incurred by underlying funds, and 0.02% in purchase premiums and redemption fees paid to underlying funds.
3 Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. This reimbursement will continue through at least June 30, 2022 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
4 Includes estimate of payments for sub-transfer agency, recordkeeping and other administrative services for Class I’s initial fiscal year. GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.10% of the average daily net assets attributable to Class I shares. This reimbursement will continue through at least June 30, 2022 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class III	$64	$204	$356	$797
Class R6	$64	$204	$356	$797
Class I	$75	$236	$410	$917
Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, for holders of Fund shares subject to U.S. taxes, higher income taxes. These transaction costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2021, the Fund’s portfolio turnover rate (excluding short-term investments) was 41% of the average value of its portfolio securities. That portfolio turnover rate includes investments in U.S. Treasury Fund, which the Fund uses as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 28, 2021, excluding transactions in U.S. Treasury Fund and other short-term investments, was 30% of the average value of its portfolio securities.
Principal investment strategies
The Fund is a fund of funds and invests primarily in shares of other series of GMO Trust (collectively, the “underlying GMO Funds”), which may include the Equity Funds, the Fixed Income Funds, the Implementation Funds, and the Alternative Funds (see “Additional

GMO GLOBAL ASSET ALLOCATION FUND
Information About the Funds’ Investment Strategies, Risks, and Expenses — Asset Allocation Funds”). The Fund also may invest directly in securities (including other underlying funds) and derivatives. The Fund is permitted to invest in any asset class, including, for example, U.S. and non-U.S. equities (including emerging country equities), U.S. and non-U.S. fixed income securities (including emerging country debt securities) of any credit quality (including below investment grade securities (commonly referred to as “high yield” or “junk bonds”)) or maturity, and commodities. The term “equities” refers to direct and indirect investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and equity real estate investment trusts (REITs) and income trusts. The Fund may invest in securities of companies of any market capitalization.
GMO uses its quantitative multi-year forecasts of returns among asset classes, together with its assessment of the relative risks of such asset classes, to select the underlying GMO Funds in which the Fund invests and to decide how much to invest in each. An important component of those forecasts is GMO’s expectation that valuations ultimately revert to their fundamental fair (or intrinsic) value. GMO changes the Fund’s holdings of the underlying GMO Funds in response to changes in GMO’s investment outlook and its assessment of market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments. Under normal circumstances, GMO intends to invest not more than 85% of the Fund’s net assets in the Equity Funds. The factors GMO considers and investment methods GMO uses can change over time.
In seeking to achieve the Fund’s investment objective, GMO may invest a significant portion of the Fund’s net assets in cash and cash equivalents. In addition, the Fund may lend its portfolio securities.
The Fund also may invest in money market funds unaffiliated with GMO and directly in the types of investments typically held by money market funds.
Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in underlying funds (including underlying GMO Funds). Some of the underlying funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by those funds may affect their performance more than if they were diversified investment companies. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying funds, see “Additional Information about the Funds’ Investment Strategies, Risks, and Expenses” and “Description of Principal Risks.”
•
Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Fund also runs the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•
Market Risk − Equities – The market price of an equity may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If an underlying fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO, and GMO’s assessment proves to be incorrect, the Fund runs the risk that the market price of the equity will not appreciate or will decline. An underlying fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•
Non-U.S. Investment Risk – The market prices of many non-U.S. securities (particularly of companies tied economically to emerging countries) fluctuate more than those of U.S. securities. Many non-U.S. securities markets (particularly emerging markets) are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, the Fund may be subject to non-U.S. taxes, potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers,

GMO GLOBAL ASSET ALLOCATION FUND
limitations on, or difficulties enforcing, legal judgments, contractual rights, or other remedies) tend to be greater for investments in the securities of companies tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or revenues from particular commodities, and often are more volatile than the economies of developed countries.
•
Market Risk − Fixed Income – The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments).

•
Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The Fund may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•
Futures Contracts Risk – The loss to the Fund resulting from its use of futures contracts is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts increases the volatility of the Fund’s net asset value. A liquid secondary market may not exist for any particular futures contract at any particular time, and the Fund may be unable when it wishes to effect closing transactions to terminate its exposure under that contract. When the Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund’s investments that are subject to the hedge. In addition, the Fund may be unable to recover or may be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. Foreign futures contracts are often less liquid and more volatile than U.S. futures contracts.

•
Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligors of obligations underlying an asset-backed security will be unable or unwilling to satisfy their obligations to pay principal and interest or otherwise to honor their obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the failure of an issuer, guarantor, or obligor to meet its payment obligations or in anticipation of such failure. Below investment grade investments have speculative characteristics, and negative changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those investments to make principal and interest payments than issuers of investment grade investments.

•
Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•
Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds (including underlying GMO Funds) in which it invests, including the risk that those underlying funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, the increase in fees and expenses of an underlying fund or a reallocation of the Fund’s investments to underlying funds with higher fees or expenses will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.

•
Commodities Risk – Commodity prices can be extremely volatile, and exposure to commodities can cause the value of the Fund’s shares to decline or fluctuate in a rapid and unpredictable manner.

•
Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying fund from selling particular securities or closing derivative positions at desirable prices.

•
Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. In addition, the Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption, and losses will result if the value of the Fund’s assets declines between the time a redemption request is deemed to be received by the Fund and the time the Fund liquidates assets to meet that request.

•
Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities is unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•
Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

GMO GLOBAL ASSET ALLOCATION FUND
•
Market Disruption and Geopolitical Risk – Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism) may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.

•
Market Risk – Asset-Backed Securities – The market price of asset-backed securities, like that of other fixed income investments with complex structures, can decline for a variety of reasons, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, deal structure, creditworthiness of any credit-support provider, and reliability of various other service providers with access to the payment stream), and a problem in any of these factors can lead to a reduction in the payment stream GMO expected the Fund to receive when the Fund purchased the asset-backed security.

•
Focused Investment Risk – Investments focused in asset classes, countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

•
Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will require the Fund to sell securities at disadvantageous prices, disrupt the Fund’s operations, or force the Fund’s liquidation.

GMO GLOBAL ASSET ALLOCATION FUND
Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of broad-based indices and the Fund’s benchmark (which is a composite index computed by GMO). Share classes not shown would have substantially similar annual returns to those below because all share classes invest in the same portfolio of securities. Annual returns vary among share classes to the extent that they bear different expenses. Share classes that bear higher expenses than the share classes shown below would have lower returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class III Shares
Years Ending December 31
Highest Quarter: 11.55% (2Q2020)
Lowest Quarter: -16.75% (1Q2020)
Year-to-Date (as of 3/31/21): 4.66%
Average Annual Total Returns1
Periods Ending December 31, 2020
	1 Year	5 Years	10 Years	Incept.
Class III				6/28/96
Return Before Taxes	6.14%	7.21%	5.66%	7.03%
Return After Taxes on Distributions	4.74%	6.17%	4.47%	5.23%
Return After Taxes on Distributions and Sale of Fund Shares	3.92%	5.37%	4.20%	5.12%
MSCI ACWI2 (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	16.25%	12.25%	9.13%	7.04%
Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.43%	3.84%	5.32%
GMO Global Asset Allocation Index3 (Fund benchmark)	13.90%	9.75%	7.50%	6.09%
Class R6				9/30/19
Return Before Taxes	6.14%	N/A	N/A	10.31%
MSCI ACWI2 (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	16.25%	N/A	N/A	20.74%
Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.51%	N/A	N/A	6.09%
GMO Global Asset Allocation Index3 (Fund benchmark)	13.90%	N/A	N/A	16.06%
1 The Fund commenced operations on June 28, 1996 with two classes of shares – (i) a class that has since terminated (the “Legacy Class”) and (ii) Class II shares. No Class II shares were outstanding as of October 16, 1996. Class III shares were first issued on October 22, 1996. Legacy Class shares converted to Class III shares on January 9, 1998. Class III performance information presented in the table represents Class II performance from June 28, 1996 to October 16, 1996, Legacy Class performance from October 16, 1996 to October 21, 1996, and Class III performance thereafter. The performance information (before and after taxes) for all periods prior to June 30, 2002 was achieved prior to the change in the Fund’s principal investment strategies, effective June 30, 2002.
2 MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
3 This benchmark provides a performance comparison that tracks changes in the Fund’s benchmark over time. See “Fund Benchmarks and Comparative Indices” for the time periods covered by each index included in the composite benchmark.

GMO GLOBAL ASSET ALLOCATION FUND
Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:
Investment Team	Senior Member (Length of Service with Fund)	Title
Asset Allocation	Ben Inker (since the Fund’s inception in 1996)	Head, Asset Allocation Team, GMO.
Asset Allocation	John Thorndike (since 2019)	Portfolio Manager, Asset Allocation Team, GMO.
Purchase and sale of Fund shares
Under ordinary circumstances, you may purchase the Fund’s shares on days when the New York Stock Exchange (“NYSE”) is open for business. Purchase orders should be submitted directly to GMO Trust (the “Trust”) or through a broker or agent authorized to accept purchase and redemption orders on the Funds’ behalf. Investors who have entered into agreements with the Trust may purchase shares of the Fund through the National Securities Clearing Corporation (“NSCC”).
Class R6 shares and Class I shares are available for purchase by (i) eligible retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans), (ii) section 529 plans, and (iii) other investors whose accounts are maintained by the Fund through third-party platforms or intermediaries. Purchases of Class R6 shares or Class I shares are not subject to any minimum dollar amount.
Fund shares are redeemable. Under ordinary circumstances, you may redeem the Fund’s shares on days when the NYSE is open for business. Redemption orders should be submitted directly to the Trust unless the Fund shares to be redeemed were purchased through a broker or agent, in which case the redemption order should be submitted to that broker or agent. Investors who have entered into agreements with the Trust may redeem shares of the Fund through the NSCC. For instructions on redeeming shares directly, call the Trust at 1-617-346-7646 or send an email to SHS@GMO.com.
U.S. tax information
The Fund has elected to be treated, and intends to qualify and be treated each year, as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) for U.S. federal income tax purposes and to distribute net investment income and net realized capital gains, if any, to shareholders. These distributions are taxable as ordinary income or capital gain to U.S. shareholders that are not exempt from U.S. income tax or investing through a tax-advantaged account. U.S. shareholders who are investing through a tax-advantaged account may be taxed upon withdrawals from that account.
Financial intermediary compensation
The Fund makes payments out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders. In addition, GMO pays brokers, agents, or other financial intermediaries for transfer agency and related services. These payments create a conflict of interest by creating a financial incentive for the broker or other financial intermediary and salesperson to recommend the purchase of Fund shares over another investment. GMO also makes payments to financial intermediaries for the purchase of Fund shares, which creates a similar conflict of interest. Ask your salesperson or consult your financial intermediary’s website for more information.
Additional information
For important additional information about purchases and sales of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 150 of this Prospectus.

GMO GLOBAL EQUITY ALLOCATION FUND
Investment objective
Total return greater than that of its benchmark, the MSCI ACWI.
Fees and expenses
The table below describes the fees and expenses that you may bear for each class of shares if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Annual Fund operating expenses
(expenses that you bear each year as a percentage of the value of your investment)
	Class III	Class R6	Class I
Management fee	0.00%1	0.00%1	0.00%1
Other expenses	0.01%	0.01%	0.11%3
Acquired fund fees and expenses (underlying fund expenses)	0.56%	0.56%	0.56%
Total annual fund operating expenses	0.57%	0.57%	0.67%
Expense reimbursement	(0.01%)2	(0.01%)2	(0.01%)2,3
Total annual fund operating expenses after expense reimbursement (Fund and underlying fund expenses)	0.56%	0.56%	0.66%
1 Includes both management fee and class-specific shareholder service fee, if any, for each class of shares. For additional information about the shareholder service fee applicable to each class of shares of the Fund, please see the table included in the section of the Prospectus entitled “Multiple Classes and Eligibility.”
2 Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. This reimbursement will continue through at least June 30, 2022 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
3 Includes estimate of payments for sub-transfer agency, recordkeeping and other administrative services for Class I’s initial fiscal year. GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.10% of the average daily net assets attributable to Class I shares. This reimbursement will continue through at least June 30, 2022 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class III	$57	$182	$317	$713
Class R6	$57	$182	$317	$713
Class I	$67	$213	$372	$834
Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, for holders of Fund shares subject to U.S. taxes, higher income taxes. These transaction costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2021, the Fund’s portfolio turnover rate (excluding short-term investments) was 20% of the average value of its portfolio securities.
Principal investment strategies
The Fund is a fund of funds and invests primarily in equities traded in U.S. and non-U.S. markets (including emerging markets) through its investment in the Equity Funds (collectively, the “underlying GMO Funds”) (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Asset Allocation Funds”). The Fund also may invest directly in securities (including other underlying funds) and derivatives.
GMO uses its quantitative multi-year forecasts of returns among asset classes, together with its assessment of the relative risks of such asset classes, to determine the Fund’s allocations to particular underlying GMO Funds. An important component of those forecasts is GMO’s expectation that valuations ultimately revert to their fundamental fair (or intrinsic) value. GMO changes the Fund’s holdings of the underlying

GMO GLOBAL EQUITY ALLOCATION FUND
GMO Funds in response to changes in GMO’s investment outlook and its assessment of market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments. The factors GMO considers and investment methods GMO uses can change over time.
Under normal circumstances, the Fund invests (including through its investment in the underlying GMO Funds) at least 80% of its assets in equities (see “Name Policies”). The term “equities” refers to direct and indirect (e.g., through the underlying GMO Funds) investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and equity real estate investment trusts (REITs) and income trusts.
The Fund may invest in securities of companies of any market capitalization. In addition, the Fund may lend its portfolio securities.
The Fund also may invest in U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.
Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in underlying funds (including underlying GMO Funds). Some of the underlying funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by those funds may affect their performance more than if they were diversified investment companies. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying funds, see “Additional Information about the Funds’ Investment Strategies, Risks, and Expenses” and “Description of Principal Risks.”
•
Market Risk – Equities − The market price of an equity may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If an underlying fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO, and GMO’s assessment proves to be incorrect, the Fund runs the risk that the market price of the equity will not appreciate or will decline. An underlying fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•
Management and Operational Risk − The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Fund also runs the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•
Non-U.S. Investment Risk − The market prices of many non-U.S. securities (particularly of companies tied economically to emerging countries) fluctuate more than those of U.S. securities. Many non-U.S. securities markets (particularly emerging markets) are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, the Fund may be subject to non-U.S. taxes, potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, limitations on, or difficulties enforcing, legal judgments, contractual rights, or other remedies) tend to be greater for investments in the securities of companies tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or revenues from particular commodities, and often are more volatile than the economies of developed countries.

•
Derivatives and Short Sales Risk − The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant

GMO GLOBAL EQUITY ALLOCATION FUND
stock market and underlying securities. The Fund may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.
•
Fund of Funds Risk − The Fund is indirectly exposed to all of the risks of an investment in the underlying funds (including underlying GMO Funds) in which it invests, including the risk that those underlying funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, the increase in fees and expenses of an underlying fund or a reallocation of the Fund’s investments to underlying funds with higher fees or expenses will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.

•
Smaller Company Risk − Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•
Currency Risk − Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•
Leveraging Risk − The use of derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. In addition, the Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption, and losses will result if the value of the Fund’s assets declines between the time a redemption request is deemed to be received by the Fund and the time the Fund liquidates assets to meet that request.

•
Counterparty Risk − The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities is unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•
Market Disruption and Geopolitical Risk − Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism) may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.

•
Focused Investment Risk − Investments focused in asset classes, countries, regions, sectors, industries, or issuers (or in sectors within a country or region) that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

•
Large Shareholder Risk − To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will require the Fund to sell securities at disadvantageous prices, disrupt the Fund’s operations, or force the Fund’s liquidation.

•
Illiquidity Risk − Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying fund from selling particular securities or closing derivative positions at desirable prices.

•
Market Risk – Fixed Income − The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments).

•
Credit Risk − The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligors of obligations underlying an asset-backed security will be unable or unwilling to satisfy their obligations to pay principal and interest or otherwise to honor their obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the failure of an issuer, guarantor, or obligor to meet its payment obligations or in anticipation of such failure.

GMO GLOBAL EQUITY ALLOCATION FUND
Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is a broad-based index) and a composite index computed by GMO. Share classes not shown would have substantially similar annual returns to those below because all share classes invest in the same portfolio of securities. Annual returns vary among share classes to the extent that they bear different expenses. Share classes that bear higher expenses than the share classes shown below would have lower returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class III Shares
Years Ending December 31
Highest Quarter: 17.13% (2Q2020)
Lowest Quarter: -24.20% (1Q2020)
Year-to-Date (as of 3/31/21): 9.06%
Average Annual Total Returns
Periods Ending December 31, 2020
	1 Year	5 Years	10 Years	Incept.
Class III				11/26/96
Return Before Taxes	9.52%	10.31%	7.57%	8.01%
Return After Taxes on Distributions	8.36%	9.45%	6.25%	6.11%
Return After Taxes on Distributions and Sale of Fund Shares	6.13%	8.13%	5.93%	6.09%
MSCI ACWI1 (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	16.25%	12.25%	9.13%	6.85%
MSCI ACWI +1 (Composite index)	16.25%	12.25%	9.13%	6.92%
1 The composite index provides a performance comparison that tracks changes in the Fund’s benchmark over time. See “Fund Benchmarks and Comparative Indices” for the time periods covered by each index included in the composite index. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:
Investment Team	Senior Member (Length of Service with Fund)	Title
Asset Allocation	Ben Inker (since the Fund’s inception in 1996)	Head, Asset Allocation Team, GMO.
Asset Allocation	John Thorndike (since 2019)	Portfolio Manager, Asset Allocation Team, GMO.
Purchase and sale of Fund shares
Under ordinary circumstances, you may purchase the Fund’s shares on days when the New York Stock Exchange (“NYSE”) is open for business. Purchase orders should be submitted directly to GMO Trust (the “Trust”) or through a broker or agent authorized to accept purchase and redemption orders on the Funds’ behalf. Investors who have entered into agreements with the Trust may purchase shares of the Fund through the National Securities Clearing Corporation (“NSCC”).
Class R6 shares and Class I shares are available for purchase by (i) eligible retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans), (ii) section 529 plans, and (iii) other investors whose accounts are maintained by the Fund through third-party platforms or intermediaries. Purchases of Class R6 shares or Class I shares are not subject to any minimum dollar amount.
Fund shares are redeemable. Under ordinary circumstances, you may redeem the Fund’s shares on days when the NYSE is open for business. Redemption orders should be submitted directly to the Trust unless the Fund shares to be redeemed were purchased through a broker or agent, in which case the redemption order should be submitted to that broker or agent. Investors who have entered into agreements with the Trust may redeem shares of the Fund through the NSCC. For instructions on redeeming shares directly, call the Trust at 1-617-346-7646 or send an email to SHS@GMO.com.
U.S. tax information
The Fund has elected to be treated, and intends to qualify and be treated each year, as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) for U.S. federal income tax purposes and to distribute net

GMO GLOBAL EQUITY ALLOCATION FUND
investment income and net realized capital gains, if any, to shareholders. These distributions are taxable as ordinary income or capital gain to U.S. shareholders that are not exempt from U.S. income tax or investing through a tax-advantaged account. U.S. shareholders who are investing through a tax-advantaged account may be taxed upon withdrawals from that account.
Financial intermediary compensation
The Fund makes payments out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders. In addition, GMO pays brokers, agents, or other financial intermediaries for transfer agency and related services. These payments create a conflict of interest by creating a financial incentive for the broker or other financial intermediary and salesperson to recommend the purchase of Fund shares over another investment. GMO also makes payments to financial intermediaries for the purchase of Fund shares, which creates a similar conflict of interest. Ask your salesperson or consult your financial intermediary’s website for more information.
Additional information
For important additional information about purchases and sales of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 150 of this Prospectus.

GMO GLOBAL DEVELOPED EQUITY ALLOCATION FUND
Investment objective
Total return greater than that of its benchmark, the MSCI World Index.
Fees and expenses
The table below describes the fees and expenses that you may bear for each class of shares if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Annual Fund operating expenses
(expenses that you bear each year as a percentage of the value of your investment)
	Class III	Class R6	Class I
Management fee	0.00%1	0.00%1	0.00%1
Other expenses	0.06%	0.06%	0.16%3
Acquired fund fees and expenses (underlying fund expenses)	0.52%	0.52%	0.52%
Total annual fund operating expenses	0.58%	0.58%	0.68%
Expense reimbursement	(0.06%)2	(0.06%)2	(0.06%)2,3
Total annual fund operating expenses after expense reimbursement (Fund and underlying fund expenses)	0.52%	0.52%	0.62%
1 Includes both management fee and class-specific shareholder service fee, if any, for each class of shares. For additional information about the shareholder service fee applicable to each class of shares of the Fund, please see the table included in the section of the Prospectus entitled “Multiple Classes and Eligibility.”
2 Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. This reimbursement will continue through at least June 30, 2022 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
3 Includes estimate of payments for sub-transfer agency, recordkeeping and other administrative services for Class I’s initial fiscal year. GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.10% of the average daily net assets attributable to Class I shares. This reimbursement will continue through at least June 30, 2022 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class III	$53	$180	$318	$720
Class R6	$53	$180	$318	$720
Class I	$63	$212	$373	$841
Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, for holders of Fund shares subject to U.S. taxes, higher income taxes. These transaction costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2021, the Fund’s portfolio turnover rate (excluding short-term investments) was 25% of the average value of its portfolio securities.
Principal investment strategies
The Fund is a fund of funds and invests primarily in equities traded in U.S. and non-U.S. markets (including emerging markets) through its investment in the Equity Funds (collectively, the “underlying GMO Funds”) (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Asset Allocation Funds”). The Fund also may invest directly in securities (including other underlying funds) and derivatives.
GMO uses its quantitative multi-year forecasts of returns among asset classes, together with its assessment of the relative risks of such asset classes, to determine the Fund’s allocations to particular underlying GMO Funds. An important component of those forecasts is GMO’s expectation that valuations ultimately revert to their fundamental fair (or intrinsic) value. GMO changes the Fund’s holdings of the underlying

GMO GLOBAL DEVELOPED EQUITY ALLOCATION FUND
GMO Funds in response to changes in GMO’s investment outlook and its assessment of market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments. The factors GMO considers and investment methods GMO uses can change over time.
Under normal circumstances, the Fund invests (including through its investment in the underlying GMO Funds) at least 80% of its assets in equities (see “Name Policies”). In addition, under normal circumstances, the Fund invests (including through its investment in the underlying GMO Funds) at least 80% of its assets in equities tied economically to developed markets (see “Name Policies”). The Fund also may invest in Emerging Markets Fund to obtain exposure to equities tied economically to emerging markets (which are not part of the Fund’s benchmark), but those investments typically will represent 10% or less of the Fund’s net assets measured at the time of purchase. The term “equities” refers to direct and indirect (e.g., through the underlying GMO Funds) investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and equity real estate investment trusts (REITs) and income trusts. The term “developed markets” means those countries included in the MSCI World Index, a global developed markets equity index, and countries with similar characteristics (e.g., countries that have sustained economic development, sufficient liquidity for listed companies and accessible markets).
The Fund may invest in securities of companies of any market capitalization. In addition, the Fund may lend its portfolio securities.
The Fund also may invest in U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.
Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in underlying funds (including underlying GMO Funds). Some of the underlying funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by those funds may affect their performance more than if they were diversified investment companies. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying funds, see “Additional Information about the Funds’ Investment Strategies, Risks, and Expenses” and “Description of Principal Risks.”
•
Market Risk – Equities − The market price of an equity may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If an underlying fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO, and GMO’s assessment proves to be incorrect, the Fund runs the risk that the market price of the equity will not appreciate or will decline. An underlying fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•
Management and Operational Risk − The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Fund also runs the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•
Non-U.S. Investment Risk − The market prices of many non-U.S. securities (particularly of companies tied economically to emerging countries) fluctuate more than those of U.S. securities. Many non-U.S. securities markets (particularly emerging markets) are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, the Fund may be subject to non-U.S. taxes, potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, limitations on, or difficulties enforcing, legal judgments, contractual rights, or other remedies) tend to be greater for investments in the securities of companies tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or revenues from particular commodities, and often are more volatile than the economies of developed countries.

GMO GLOBAL DEVELOPED EQUITY ALLOCATION FUND
•
Derivatives and Short Sales Risk − The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The Fund may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•
Fund of Funds Risk − The Fund is indirectly exposed to all of the risks of an investment in the underlying funds (including underlying GMO Funds) in which it invests, including the risk that those underlying funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, the increase in fees and expenses of an underlying fund or a reallocation of the Fund’s investments to underlying funds with higher fees or expenses will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.

•
Smaller Company Risk − Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•
Currency Risk − Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•
Leveraging Risk − The use of derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. In addition, the Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption, and losses will result if the value of the Fund’s assets declines between the time a redemption request is deemed to be received by the Fund and the time the Fund liquidates assets to meet that request.

•
Counterparty Risk − The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities is unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•
Market Disruption and Geopolitical Risk − Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism) may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.

•
Focused Investment Risk − Investments focused in asset classes, countries, regions, sectors, industries, or issuers (or in sectors within a country or region) that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

•
Large Shareholder Risk − To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will require the Fund to sell securities at disadvantageous prices, disrupt the Fund’s operations, or force the Fund’s liquidation.

•
Illiquidity Risk − Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying fund from selling particular securities or closing derivative positions at desirable prices.

•
Market Risk – Fixed Income − The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments).

•
Credit Risk − The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligors of obligations underlying an asset-backed security will be unable or unwilling to satisfy their obligations to pay principal and interest or otherwise to honor their obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the failure of an issuer, guarantor, or obligor to meet its payment obligations or in anticipation of such failure.

GMO GLOBAL DEVELOPED EQUITY ALLOCATION FUND
Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Share classes not shown would have substantially similar annual returns to those below because all share classes invest in the same portfolio of securities. Annual returns vary among share classes to the extent that they bear different expenses. Share classes that bear higher expenses than the share classes shown below would have lower returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class III Shares
Years Ending December 31
Highest Quarter: 17.63% (2Q2020)
Lowest Quarter: -23.90% (1Q2020)
Year-to-Date (as of 3/31/21): 9.86%
Average Annual Total Returns
Periods Ending December 31, 2020
	1 Year	5 Years	10 Years	Incept.
Class III				6/16/05
Return Before Taxes	10.51%	10.29%	8.40%	7.09%
Return After Taxes on Distributions	9.27%	9.24%	7.18%	5.89%
Return After Taxes on Distributions and Sale of Fund Shares	6.67%	8.01%	6.63%	5.63%
MSCI World Index1 (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	15.90%	12.19%	9.87%	7.69%
1 MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:
Investment Team	Senior Member (Length of Service with Fund)	Title
Asset Allocation	Ben Inker (since the Fund’s inception in 2005)	Head, Asset Allocation Team, GMO.
Asset Allocation	John Thorndike (since 2019)	Portfolio Manager, Asset Allocation Team, GMO.
Purchase and sale of Fund shares
Under ordinary circumstances, you may purchase the Fund’s shares on days when the New York Stock Exchange (“NYSE”) is open for business. Purchase orders should be submitted directly to GMO Trust (the “Trust”) or through a broker or agent authorized to accept purchase and redemption orders on the Funds’ behalf. Investors who have entered into agreements with the Trust may purchase shares of the Fund through the National Securities Clearing Corporation (“NSCC”).
Class R6 shares and Class I shares are available for purchase by (i) eligible retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans), (ii) section 529 plans, and (iii) other investors whose accounts are maintained by the Fund through third-party platforms or intermediaries. Purchases of Class R6 shares or Class I shares are not subject to any minimum dollar amount.
Fund shares are redeemable. Under ordinary circumstances, you may redeem the Fund’s shares on days when the NYSE is open for business. Redemption orders should be submitted directly to the Trust unless the Fund shares to be redeemed were purchased through a broker or agent, in which case the redemption order should be submitted to that broker or agent. Investors who have entered into agreements with the Trust may redeem shares of the Fund through the NSCC. For instructions on redeeming shares directly, call the Trust at 1-617-346-7646 or send an email to SHS@GMO.com.

GMO GLOBAL DEVELOPED EQUITY ALLOCATION FUND
U.S. tax information
The Fund has elected to be treated, and intends to qualify and be treated each year, as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) for U.S. federal income tax purposes and to distribute net investment income and net realized capital gains, if any, to shareholders. These distributions are taxable as ordinary income or capital gain to U.S. shareholders that are not exempt from U.S. income tax or investing through a tax-advantaged account. U.S. shareholders who are investing through a tax-advantaged account may be taxed upon withdrawals from that account.
Financial intermediary compensation
The Fund makes payments out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders. In addition, GMO pays brokers, agents, or other financial intermediaries for transfer agency and related services. These payments create a conflict of interest by creating a financial incentive for the broker or other financial intermediary and salesperson to recommend the purchase of Fund shares over another investment. GMO also makes payments to financial intermediaries for the purchase of Fund shares, which creates a similar conflict of interest. Ask your salesperson or consult your financial intermediary’s website for more information.
Additional information
For important additional information about purchases and sales of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 150 of this Prospectus.

GMO QUALITY FUND
Investment objective
Total return.
Fees and expenses
The table below describes the fees and expenses that you may bear for each class of shares if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Annual Fund operating expenses
(expenses that you bear each year as a percentage of the value of your investment)
	Class III	Class IV	Class V	Class VI	Class R6	Class I
Management fee	0.48%1	0.435%1	0.415%1	0.385%1	0.48%1	0.48%1
Other expenses	0.02%	0.02%	0.02%	0.02%	0.02%	0.12%2
Total annual fund operating expenses	0.50%	0.46%	0.44%	0.41%	0.50%	0.60%
Expense reimbursement/waiver	(0.02%)1	(0.02%)1	(0.02%)1	(0.02%)1	(0.02%)1	(0.02%)1,2
Total annual fund operating expenses after expense reimbursement/waiver	0.48%	0.44%	0.42%	0.39%	0.48%	0.58%
1 Includes both management fee of 0.33% and class-specific shareholder service fee, if any, for each class of shares. For additional information about the shareholder service fee applicable to each class of shares of the Fund, please see the table included in the section of the Prospectus entitled “Multiple Classes and Eligibility.” Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. GMO also has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. These reimbursements and waivers will continue through at least June 30, 2022 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
2 Includes estimate of payments for sub-transfer agency, recordkeeping and other administrative services for Class I’s initial fiscal year. GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.10% of the average daily net assets attributable to Class I shares. This reimbursement will continue through at least June 30, 2022 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class III	$49	$158	$278	$626
Class IV	$45	$146	$256	$577
Class V	$43	$139	$244	$553
Class VI	$40	$130	$228	$516
Class R6	$49	$158	$278	$626
Class I	$59	$190	$333	$748
Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, for holders of Fund shares subject to U.S. taxes, higher income taxes. These transaction costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2021, the Fund’s portfolio turnover rate (excluding short-term investments) was 28% of the average value of its portfolio securities. That portfolio turnover rate includes investments in U.S. Treasury Fund, which the Fund uses as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 28, 2021, excluding transactions in U.S. Treasury Fund and other short-term investments, was 28% of the average value of its portfolio securities.
Principal investment strategies
GMO seeks to achieve the Fund’s investment objective by investing the Fund’s assets primarily in equities of companies that GMO believes to be of high quality. GMO believes a high quality company generally to be a company that has an established business that will

GMO QUALITY FUND
deliver a high level of return on past investments and that will utilize cash flows in the future by making investments with the potential for a high return on capital or by returning cash to shareholders through dividends, share buybacks, or other mechanisms.
In selecting securities for the Fund, GMO uses a combination of investment methods and typically considers both systematic factors, based on profitability, profit stability, leverage, and other publicly available financial information, and judgmental factors, based on GMO’s assessment of future profitability, capital allocation, growth opportunities, and sustainability against competitive forces. GMO also may rely on valuation methodologies, such as discounted cash flow analysis and multiples of price to earnings, revenues, book values or other fundamental metrics. In addition, GMO may consider ESG (environmental, social, and governance) criteria as well as trading patterns, such as price movement or volatility of a security or groups of securities. The Fund may also utilize an event-driven strategy, such as merger arbitrage.
The Fund is permitted to invest directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies tied economically to any country in the world, including emerging countries. The term “equities” refers to direct and indirect investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and equity real estate investment trusts (REITs) and income trusts.
At times, the Fund may have substantial exposure to a single asset class, industry, sector, country, region, issuer, or currency or companies with similar market capitalizations. As of May 31, 2021, the ten largest holdings of the Fund represented approximately 39% of the Fund’s net assets. The Fund may invest in securities of companies of any market capitalization. The factors GMO considers and investment methods GMO uses can change over time. GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark.
As an alternative to investing directly in equities, the Fund may invest in exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (ETFs). The Fund also may invest in derivatives and ETFs in an attempt to obtain or adjust elements of its long or short investment exposure and as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, the Fund may lend its portfolio securities.
The Fund also may invest in U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.
Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Additional Information about the Funds’ Investment Strategies, Risks, and Expenses” and “Description of Principal Risks.”
•
Market Risk – Equities – The market price of an equity may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If the Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO, and GMO’s assessment proves to be incorrect, the Fund runs the risk that the market price of the equity will not appreciate or will decline. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•
Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund also runs the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•
Focused Investment Risk – Investments focused in asset classes, countries, regions, sectors, industries, currencies or issuers (or in sectors within a country or region) that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated. The Fund invests in the securities of a limited number of issuers, and a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.

•
Non-U.S. Investment Risk – The market prices of many non-U.S. securities (particularly of companies tied economically to emerging countries) fluctuate more than those of U.S. securities. Many non-U.S. securities markets (particularly emerging markets) are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those

GMO QUALITY FUND
issuers are subject often are not as rigorous as U.S. standards. In addition, the Fund may be subject to non-U.S. taxes, potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, limitations on, or difficulties enforcing, legal judgments, contractual rights, or other remedies) tend to be greater for investments in the securities of companies tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or revenues from particular commodities, and often are more volatile than the economies of developed countries.
•
Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•
Market Disruption and Geopolitical Risk – Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism) may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.

•
Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities is unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•
Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The Fund may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•
Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. In addition, the Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption, and losses will result if the value of the Fund’s assets declines between the time a redemption request is deemed to be received by the Fund and the time the Fund liquidates assets to meet that request.

•
Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will require the Fund to sell securities at disadvantageous prices, disrupt the Fund’s operations, or force the Fund’s liquidation.

•
Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•
Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.

•
Event-Driven Risk – If the Fund purchases securities in anticipation of a proposed merger, acquisition, exchange offer, tender offer, or other similar transaction and that transaction later appears likely to be delayed or unlikely to be consummated or, in fact, is not consummated or is delayed, the market price of the securities purchased by the Fund may decline sharply, resulting in losses to the Fund. The risk/reward payout of event-driven strategies (such as merger arbitrage) typically is asymmetric, with the losses in failed transactions often far exceeding the gains in successful transactions. Event-driven strategies are subject to the risk of overall market movements, and the Fund may experience losses even if a transaction is consummated. The Fund’s investments in derivatives or short sales of securities to hedge or otherwise adjust investment exposure in connection with an event-driven transaction may not perform as expected or may otherwise reduce the Fund’s gains or increase its losses.

GMO QUALITY FUND
Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Share classes not shown would have substantially similar annual returns to those below because all share classes invest in the same portfolio of securities. Annual returns vary among share classes to the extent that they bear different expenses. Share classes that bear higher expenses than the share classes shown below would have lower returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class III Shares
Years Ending December 31
Highest Quarter: 16.03% (2Q2020)
Lowest Quarter: -16.42% (1Q2020)
Year-to-Date (as of 3/31/21): 6.72%
Average Annual Total Returns
Periods Ending December 31, 2020
	1 Year	5 Years	10 Years	Incept.
Class III				2/6/04
Return Before Taxes	18.46%	17.28%	14.80%	9.53%
Return After Taxes on Distributions	14.62%	14.41%	11.83%	7.72%
Return After Taxes on Distributions and Sale of Fund Shares	13.06%	13.32%	11.41%	7.47%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.21%	13.88%	9.51%
Class IV				2/6/04
Return Before Taxes	18.51%	17.33%	14.86%	9.58%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.21%	13.88%	9.51%
Class VI				12/8/06
Return Before Taxes	18.57%	17.39%	14.91%	10.64%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.21%	13.88%	9.48%
Class R6				11/12/19
Return Before Taxes	18.49%	N/A	N/A	21.30%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	N/A	N/A	20.90%
Class I				9/26/19
Return Before Taxes	18.34%	N/A	N/A	23.71%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	N/A	N/A	22.39%

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:
Investment Team	Senior Member (Length of Service with Fund)	Title
Focused Equity	Thomas Hancock (since 2009)	Head, Focused Equity Team, GMO.
Focused Equity	Ty Cobb (since 2019)	Portfolio Manager, Focused Equity Team, GMO.
Focused Equity	Anthony Hene (since 2015)	Portfolio Manager, Focused Equity Team, GMO.
Purchase and sale of Fund shares
Under ordinary circumstances, you may purchase the Fund’s shares on days when the New York Stock Exchange (“NYSE”) is open for business. Purchase orders should be submitted directly to GMO Trust (the “Trust”) or through a broker or agent authorized to accept purchase and redemption orders on the Funds’ behalf. Investors who have entered into agreements with the Trust may purchase shares of the Fund through the National Securities Clearing Corporation (“NSCC”).
Class R6 shares and Class I shares are available for purchase by (i) eligible retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans), (ii) section 529 plans, and (iii) other investors whose accounts are maintained by the Fund through third-party platforms or intermediaries. Purchases of Class R6 shares or Class I shares are not subject to any minimum dollar amount.

GMO QUALITY FUND
Fund shares are redeemable. Under ordinary circumstances, you may redeem the Fund’s shares on days when the NYSE is open for business. Redemption orders should be submitted directly to the Trust unless the Fund shares to be redeemed were purchased through a broker or agent, in which case the redemption order should be submitted to that broker or agent. Investors who have entered into agreements with the Trust may redeem shares of the Fund through the NSCC. For instructions on redeeming shares directly, call the Trust at 1-617-346-7646 or send an email to SHS@GMO.com.
U.S. tax information
The Fund has elected to be treated, and intends to qualify and be treated each year, as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) for U.S. federal income tax purposes and to distribute net investment income and net realized capital gains, if any, to shareholders. These distributions are taxable as ordinary income or capital gain to U.S. shareholders that are not exempt from U.S. income tax or investing through a tax-advantaged account. U.S. shareholders who are investing through a tax-advantaged account may be taxed upon withdrawals from that account.
Financial intermediary compensation
The Fund makes payments out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders. In addition, GMO pays brokers, agents, or other financial intermediaries for transfer agency and related services. These payments create a conflict of interest by creating a financial incentive for the broker or other financial intermediary and salesperson to recommend the purchase of Fund shares over another investment. GMO also makes payments to financial intermediaries for the purchase of Fund shares, which creates a similar conflict of interest. Ask your salesperson or consult your financial intermediary’s website for more information.
Additional information
For important additional information about purchases and sales of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 150 of this Prospectus.

GMO CLIMATE CHANGE FUND
Investment objective
High total return.
Fees and expenses
The table below describes the fees and expenses that you may bear for each class of shares if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Annual Fund operating expenses
(expenses that you bear each year as a percentage of the value of your investment)
	Class III	Class IV	Class V	Class VI	Class R6	Class I
Management fee	0.75%1	0.70%1	0.685%1	0.655%1	0.75%1	0.75%1
Other expenses	0.15%	0.15%	0.15%	0.15%	0.13%	0.23%2
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total annual fund operating expenses	0.91%	0.86%	0.85%	0.82%	0.89%	0.99%
Expense reimbursement/waiver	(0.13%)1	(0.13%)1	(0.13%)1	(0.13%)1	(0.11%)1	(0.11%)1,2
Total annual fund operating expenses after expense reimbursement/waiver	0.78%	0.73%	0.72%	0.69%	0.78%	0.88%
1 Includes both management fee of 0.60% and class-specific shareholder service fee, if any, for each class of shares. For additional information about the shareholder service fee applicable to each class of shares of the Fund, please see the table included in the section of the Prospectus entitled “Multiple Classes and Eligibility.” Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to waive its fees with respect to and/or reimburse the Fund to the extent that the Fund’s total annual fund operating expenses (after applying all other contractual and voluntary expense limitation arrangements in effect at the time) exceed the following amounts for each class of shares, in each case representing the average daily net assets for the indicated class of shares: 0.77% for Class III shares; 0.72% for Class IV shares; 0.705% for Class V shares; 0.675% for Class VI shares; 0.77% for Class R6 shares; and 0.77% for Class I shares (each, an “Expense Cap”). Fees and expenses of the “non-interested” Trustees and legal counsel and independent compliance consultant to the “non-interested” Trustees, investment-related costs (such as brokerage commissions, interest, and acquired fund fees and expenses), payments out of assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries, taxes, litigation and indemnification expenses, judgments, and other extraordinary or non-recurring expenses not incurred in the ordinary course of the Fund’s business (collectively, “Excluded Expenses”), are excluded from the Expense Cap. GMO is permitted to recover from the Fund, on a class-by-class basis, expenses it has borne or reimbursed pursuant to an Expense Cap (whether through reduction of its fees or otherwise) to the extent that the Fund’s total annual fund operating expenses (excluding Excluded Expenses) later fall below that Expense Cap or any lower expense limit in effect when GMO seeks to recover the expenses. The Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. Any such recovery will not cause the Fund to exceed the Expense Caps set forth above or any lower expense limits as is in effect at the time GMO seeks to recover expenses. GMO also has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. The reimbursement and waiver arrangements described above, including the Expense Cap, will remain in effect through at least June 30, 2022 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
2 Includes estimate of payments for sub-transfer agency, recordkeeping and other administrative services for Class I’s initial fiscal year. GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.10% of the average daily net assets attributable to Class I shares. This reimbursement will continue through at least June 30, 2022 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class III	$80	$277	$491	$1,108
Class IV	$75	$261	$464	$1,049
Class V	$74	$258	$459	$1,037
Class VI	$70	$249	$442	$1,001
Class R6	$80	$273	$482	$1,086
Class I	$90	$304	$536	$1,203
Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, for holders of Fund shares subject to U.S. taxes, higher income taxes. These transaction costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28,

GMO CLIMATE CHANGE FUND
2021, the Fund’s portfolio turnover rate (excluding short-term investments) was 145% of the average value of its portfolio securities. That portfolio turnover rate includes investments in U.S. Treasury Fund, which the Fund uses as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 28, 2021, excluding transactions in U.S. Treasury Fund and other short-term investments, was 84% of the average value of its portfolio securities.
Principal investment strategies
GMO seeks to achieve the Fund’s investment objective by investing the Fund’s assets primarily in equities of companies GMO believes are positioned to benefit, directly or indirectly, from efforts to curb or mitigate the long-term effects of global climate change, to address the environmental challenges presented by global climate change, or to improve the efficiency of resource consumption. Due to the far-reaching effects of, and evolving innovation related to, climate change, GMO expects such companies to be involved in a wide array of businesses.
GMO selects the securities the Fund buys and sells based on its evaluation of companies’ published financial information and corporate behavior (such as profit warnings, share issuance or repurchase, and director dealings in company stock), sustainability and other ESG (environmental, social, and governance) criteria, securities’ prices, commodities’ prices, equity and bond markets, the overall global economy, and governmental policies.
In selecting securities for the Fund, GMO uses a combination of investment methods to identify securities GMO believes have positive return potential. Some of these methods evaluate individual companies or groups of companies based on the ratio of their security price to historical financial information and forecasted financial information, such as profitability, cash flow and earnings, and a comparison of these ratios to current and historical industry, market or company averages. Other methods focus on patterns of information, such as price movement or volatility of a security or groups of securities. The Fund may invest its assets in securities of companies of any market capitalization and may invest a significant portion of its assets in securities of companies with smaller market capitalizations. The Fund has no limit on the amount it may invest in any single asset class, sector, country, industry, region or issuer. The Fund may also utilize an event-driven strategy, such as merger arbitrage. The factors GMO considers and investment methods GMO uses can change over time. GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark.
The Fund has a fundamental policy to concentrate its investments in climate change-related industries and, under normal market conditions, the Fund invests at least 80% of its assets in companies in such industries (see “Name Policies”). The Fund considers “climate change-related industries” to include clean energy, batteries and storage, electric grid, energy efficiency, recycling and pollution control, agriculture, water, and businesses that service such industries. The Fund is permitted to invest directly and indirectly in equities of companies tied economically to any country in the world, including emerging countries.
As an alternative to investing directly in equities, the Fund may invest in exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (ETFs). The Fund also may invest in derivatives and ETFs in an attempt to obtain or adjust elements of its long or short investment exposure and as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, the Fund may lend its portfolio securities.
The Fund also may invest in U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.
Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Additional Information about the Funds’ Investment Strategies, Risks, and Expenses” and “Description of Principal Risks.”
•
Focused Investment Risk − Because the Fund focuses its investments in securities of companies involved in climate change-related industries, the Fund will be more susceptible to events or factors affecting these companies, and the market prices of its portfolio securities may be more volatile than those of mutual funds that are more diversified. The Fund is particularly exposed to such developments as changes in global and regional climates, environmental protection regulatory actions, changes in government standards and subsidy levels, changes in taxation and other domestic and international political, regulatory and economic developments (such as potential cutbacks on funding for the Environmental Protection Agency and other policies and actions by the Trump administration). Companies involved in alternative fuels also may be adversely affected by the increased use of, or decreases in prices for, oil or other fossil fuels. In addition, scientific developments, such as breakthroughs in the remediation of global warming, and changes in governmental policies relating to the effects of pollution may affect investments in pollution control, which could in turn affect these companies. Such companies also may be significantly affected by technological changes in industries focusing on energy, pollution control and mitigation of global warming. Because society’s focus on climate change issues is relatively new, the emphasis and direction of governmental policies is subject to significant change, and rapid technological change could render even new approaches and products obsolete. Some companies involved in climate change-related industries have more limited operating histories and smaller market capitalizations on average than companies in other sectors. As a result of these and other factors, the market prices of securities of companies involved in climate change-related industries tend to be considerably more volatile than those of companies in more established sectors and industries.

GMO CLIMATE CHANGE FUND
•
Market Risk – Equities − The market price of an equity may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If the Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO, and GMO’s assessment proves to be incorrect, the Fund runs the risk that the market price of the equity will not appreciate or will decline. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•
Management and Operational Risk − The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund also runs the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•
Smaller Company Risk − Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•
Non-U.S. Investment Risk − The market prices of many non-U.S. securities (particularly of companies tied economically to emerging countries) fluctuate more than those of U.S. securities. Many non-U.S. securities markets (particularly emerging markets) are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, the Fund may be subject to non-U.S. taxes, potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, limitations on, or difficulties enforcing, legal judgments, contractual rights, or other remedies) tend to be greater for investments in the securities of companies tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or revenues from particular commodities, and often are more volatile than the economies of developed countries.

•
Illiquidity Risk − Low trading volume, lack of a market maker, large position size or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.

•
Market Disruption and Geopolitical Risk − Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism) may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.

•
Commodities Risk − Commodity prices can be extremely volatile, and exposure to commodities can cause the value of the Fund’s shares to decline or fluctuate in a rapid and unpredictable manner.

•
Currency Risk − Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•
Derivatives and Short Sales Risk − The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The Fund may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•
Counterparty Risk − The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities is unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•
Leveraging Risk − The use of derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. In addition, the Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption, and losses will result if the value of the Fund’s assets declines between the time a redemption request is deemed to be received by the Fund and the time the Fund liquidates assets to meet that request.

GMO CLIMATE CHANGE FUND
•
Large Shareholder Risk − To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will require the Fund to sell securities at disadvantageous prices, disrupt the Fund’s operations, or force the Fund’s liquidation.

•
Event-Driven Risk − If the Fund purchases securities in anticipation of a proposed merger, acquisition, exchange offer, tender offer, or other similar transaction and that transaction later appears likely to be delayed or unlikely to be consummated or, in fact, is not consummated or is delayed, the market price of the securities purchased by the Fund may decline sharply, resulting in losses to the Fund. The risk/reward payout of event-driven strategies (such as merger arbitrage) typically is asymmetric, with the losses in failed transactions often far exceeding the gains in successful transactions. Event-driven strategies are subject to the risk of overall market movements, and the Fund may experience losses even if a transaction is consummated. The Fund’s investments in derivatives or short sales of securities to hedge or otherwise adjust investment exposure in connection with an event-driven transaction may not perform as expected or may otherwise reduce the Fund’s gains or increase its losses.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the MSCI ACWI. Share classes not shown would have substantially similar annual returns to those below because all share classes invest in the same portfolio of securities. Annual returns vary among share classes to the extent that they bear different expenses. Share classes that bear higher expenses than the share classes shown below would have lower returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class III Shares
Years Ending December 31
Highest Quarter: 33.30% (4Q2020)
Lowest Quarter: -28.16% (1Q2020)
Year-to-Date (as of 3/31/21): 8.47%
Average Annual Total Returns
Periods Ending December 31, 2020
	1 Year	5 Years	10 Years	Incept.
Class III				4/5/17
Return Before Taxes	42.86%	N/A	N/A	18.66%
Return After Taxes on Distributions	40.45%	N/A	N/A	17.26%
Return After Taxes on Distributions and Sale of Fund Shares	26.12%	N/A	N/A	14.42%
MSCI ACWI1 (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	16.25%	N/A	N/A	12.42%
1 MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:
Investment Team	Senior Member (Length of Service with Fund)	Title
Focused Equity	Lucas White (since the Fund’s inception in 2017)	Portfolio Manager, Focused Equity Team, GMO.
Focused Equity	Thomas Hancock (since the Fund’s inception in 2017)	Head, Focused Equity Team, GMO.
Purchase and sale of Fund shares
Under ordinary circumstances, you may purchase the Fund’s shares on days when the New York Stock Exchange (“NYSE”) is open for business. Purchase orders should be submitted directly to GMO Trust (the “Trust”) or through a broker or agent authorized to accept purchase and redemption orders on the Funds’ behalf. Investors who have entered into agreements with the Trust may purchase shares of the Fund through the National Securities Clearing Corporation (“NSCC”).
Class R6 shares and Class I shares are available for purchase by (i) eligible retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred

GMO CLIMATE CHANGE FUND
compensation plans), (ii) section 529 plans, and (iii) other investors whose accounts are maintained by the Fund through third-party platforms or intermediaries. Purchases of Class R6 shares or Class I shares are not subject to any minimum dollar amount.
Fund shares are redeemable. Under ordinary circumstances, you may redeem the Fund’s shares on days when the NYSE is open for business. Redemption orders should be submitted directly to the Trust unless the Fund shares to be redeemed were purchased through a broker or agent, in which case the redemption order should be submitted to that broker or agent. Investors who have entered into agreements with the Trust may redeem shares of the Fund through the NSCC. For instructions on redeeming shares directly, call the Trust at 1-617-346-7646 or send an email to SHS@GMO.com.
U.S. tax information
The Fund has elected to be treated, and intends to qualify and be treated each year, as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) for U.S. federal income tax purposes and to distribute net investment income and net realized capital gains, if any, to shareholders. These distributions are taxable as ordinary income or capital gain to U.S. shareholders that are not exempt from U.S. income tax or investing through a tax-advantaged account. U.S. shareholders who are investing through a tax-advantaged account may be taxed upon withdrawals from that account.
Financial intermediary compensation
The Fund makes payments out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders. In addition, GMO pays brokers, agents, or other financial intermediaries for transfer agency and related services. These payments create a conflict of interest by creating a financial incentive for the broker or other financial intermediary and salesperson to recommend the purchase of Fund shares over another investment. GMO also makes payments to financial intermediaries for the purchase of Fund shares, which creates a similar conflict of interest. Ask your salesperson or consult your financial intermediary’s website for more information.
Additional information
For important additional information about purchases and sales of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 150 of this Prospectus.

GMO RESOURCES FUND
Investment objective
Total return.
Fees and expenses
The table below describes the fees and expenses that you may bear for each class of shares if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Annual Fund operating expenses
(expenses that you bear each year as a percentage of the value of your investment)
	Class III	Class IV	Class V	Class VI	Class R6	Class I
Management fee	0.65%1	0.60%1	0.585%1	0.555%1	0.65%1	0.65%1
Other expenses	0.07%	0.07%	0.07%	0.07%	0.07%	0.17%2
Total annual fund operating expenses	0.72%	0.67%	0.66%	0.63%	0.72%	0.82%
Expense reimbursement/waiver	(0.00%)1	(0.00%)1	(0.00%)1	(0.00%)1	(0.00%)1	(0.00%)1,2
Total annual fund operating expenses after expense reimbursement/waiver	0.72%	0.67%	0.66%	0.63%	0.72%	0.82%
1 Includes both management fee of 0.50% and class-specific shareholder service fee, if any, for each class of shares. For additional information about the shareholder service fee applicable to each class of shares of the Fund, please see the table included in the section of the Prospectus entitled “Multiple Classes and Eligibility.” Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.10% of the Fund’s average daily net assets. “Specified Operating Expenses” means only the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, organizational and start-up expenses, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. GMO is permitted to recover from the Fund, on a class-by-class basis, “Specified Operating Expenses” it has borne or reimbursed (whether through reduction of its fees or otherwise) to the extent that the Fund’s “Specified Operating Expenses” later fall below the annualized rate of 0.10% per year or any lower expense limit in effect when GMO seeks to recover the expenses. The Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. Any such recovery will not cause the Fund to exceed the annual limitation rate set forth above or any lower expense limit as is in effect at the time GMO seeks to recover expenses. GMO also has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. These reimbursements and waivers will continue through at least June 30, 2022 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
2 Includes estimate of payments for sub-transfer agency, recordkeeping and other administrative services for Class I’s initial fiscal year. GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.10% of the average daily net assets attributable to Class I shares. This reimbursement will continue through at least June 30, 2022 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class III	$74	$230	$401	$894
Class IV	$68	$214	$373	$835
Class V	$67	$211	$368	$822
Class VI	$64	$202	$351	$786
Class R6	$74	$230	$401	$894
Class I	$84	$262	$455	$1,014
Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, for holders of Fund shares subject to U.S. taxes, higher income taxes. These transaction costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2021, the Fund’s portfolio turnover rate (excluding short-term investments) was 89% of the average value of its portfolio securities. That portfolio turnover rate includes investments in U.S. Treasury Fund, which the Fund uses as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 28, 2021, excluding transactions in U.S. Treasury Fund and other short-term investments, was 86% of the average value of its portfolio securities.

GMO RESOURCES FUND
Principal investment strategies
GMO seeks to achieve the Fund’s investment objective by investing the Fund’s assets primarily in equities of companies in the natural resources sector (as defined below). Given the expected growth and industrialization of emerging countries, GMO believes that global demand for many natural resources will increase and, given the limited supply of many natural resources, that prices of these natural resources will increase over a long time period. In managing the Fund, GMO seeks to invest in the securities of companies that it believes will benefit from, and avoid companies it believes will be adversely affected by, this expected long-term increase in natural resource prices. GMO expects the Fund’s long-term performance to have a low correlation to the performance of equity markets.
GMO selects the securities the Fund buys and sells based on its evaluation of companies’ published financial information and corporate behavior (such as profit warnings, share issuance or repurchase, and director dealings in company stock), sustainability and other ESG (environmental, social, and governance) criteria, securities’ prices, commodities’ prices, equity and bond markets, the overall global economy, and governmental policies.
In selecting securities for the Fund, GMO uses a combination of investment methods to identify securities GMO believes have positive return potential relative to other securities of companies in the natural resources sector. Some of these methods evaluate individual companies or groups of companies based on the ratio of their security price to historical financial information and forecasted financial information, such as profitability, cash flow and earnings, and a comparison of these ratios to current and historical industry, market or company averages. Other methods focus on patterns of information, such as price movement or volatility of a security or groups of securities relative to other securities in the natural resources sector. At times, the Fund may have substantial exposure to a single asset class, industry, sector, country, region, issuer, or currency or companies with similar market capitalizations. The Fund may invest its assets in securities of companies of any market capitalization and may invest significantly in securities of companies with smaller market capitalizations. The Fund may also utilize an event-driven strategy, such as merger arbitrage. The factors GMO considers and investment methods GMO uses can change over time. GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark.
As an alternative to investing directly in equities, the Fund may invest in exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (ETFs). The Fund also may invest in derivatives and ETFs in an attempt to obtain or adjust elements of its long or short investment exposure and as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, the Fund may lend its portfolio securities.
The Fund has a fundamental policy to concentrate its investments in the natural resources sector, and, under normal market conditions, the Fund invests at least 80% of its assets in the securities of companies in that sector. The Fund considers the “natural resources sector” to include companies that own, produce, refine, process, transport, and market natural resources and companies that provide related equipment, infrastructure, and services. The sector includes, for example, the following industries: integrated oil, oil and gas exploration and production, gold and other precious metals, steel and iron ore production, energy services and technology, base metal production, forest products, farming products, paper products, chemicals, building materials, coal, water, alternative energy sources, and environmental services. The Fund is permitted to invest directly and indirectly (e.g., through underlying funds or derivatives) in securities of companies tied economically to any country in the world, including emerging countries. In addition to its investments in companies in the natural resources sector, the Fund also may invest up to 20% of its net assets in securities of any type of company.
The Fund also may invest in U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.
Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Additional Information about the Funds’ Investment Strategies, Risks, and Expenses” and “Description of Principal Risks.”
•
Focused Investment Risk – Because the Fund concentrates its investments in the natural resources sector, it is particularly exposed to adverse developments, including adverse price movements, affecting issuers in the natural resources sector and is subject to greater risks than a fund that invests in a wider range of industries. In addition, the market prices of securities of companies in the natural resources sector are often more volatile (particularly in the short term) than those of securities of companies in other industries. Some of the commodities used as raw materials or produced by these companies are subject to broad price fluctuations as a result of industry-wide supply and demand factors. Companies in the natural resources sector often have limited pricing power over the supplies they purchase and the products they sell, which can affect their profitability, and are often capital-intensive and use significant amounts of leverage. Projects in the natural resources sector may take extended periods of time to complete, and companies cannot ensure that the market will be favorable at the time the project begins production. Companies in the natural resources sector also may be subject to special risks associated with natural or man-made disasters. In addition, companies in the natural resources sector can be especially affected by political and economic developments, government regulations including changes in tax law or interpretations of law, energy conservation, and the success of exploration projects. Specifically, companies in the natural resources sector can be significantly affected by import controls,

GMO RESOURCES FUND
worldwide competition and cartels, and changes in consumer sentiment and spending and can be subject to liability for, among other things, environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. The Fund’s concentration in the securities of natural resource companies exposes it to the price movements of natural resources to a greater extent than if it were more broadly diversified. Because the Fund invests primarily in the natural resources sector, it runs the risk of performing poorly during an economic downturn or a decline in demand for natural resources.
•
Commodities Risk – Commodity prices can be extremely volatile, and exposure to commodities can cause the value of the Fund’s shares to decline or fluctuate more than if the Fund had a broader range of investments.

•
Market Risk – Equities – The market price of an equity may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If the Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO, and GMO’s assessment proves to be incorrect, the Fund runs the risk that the market price of the equity will not appreciate or will decline. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•
Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund also runs the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•
Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•
Non-U.S. Investment Risk – The market prices of many non-U.S. securities (particularly of companies tied economically to emerging countries) fluctuate more than those of U.S. securities. Many non-U.S. securities markets (particularly emerging markets) are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, the Fund may be subject to non-U.S. taxes, potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, limitations on, or difficulties enforcing, legal judgments, contractual rights, or other remedies) tend to be greater for investments in the securities of companies tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or revenues from particular commodities, and often are more volatile than the economies of developed countries.

•
Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.

•
Market Disruption and Geopolitical Risk – Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism) may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.

•
Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•
Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The Fund may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

GMO RESOURCES FUND
•
Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities is unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•
Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. In addition, the Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption, and losses will result if the value of the Fund’s assets declines between the time a redemption request is deemed to be received by the Fund and the time the Fund liquidates assets to meet that request.

•
Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will require the Fund to sell securities at disadvantageous prices, disrupt the Fund’s operations, or force the Fund’s liquidation.

•
Event-Driven Risk – If the Fund purchases securities in anticipation of a proposed merger, acquisition, exchange offer, tender offer, or other similar transaction and that transaction later appears likely to be delayed or unlikely to be consummated or, in fact, is not consummated or is delayed, the market price of the securities purchased by the Fund may decline sharply, resulting in losses to the Fund. The risk/reward payout of event-driven strategies (such as merger arbitrage) typically is asymmetric, with the losses in failed transactions often far exceeding the gains in successful transactions. Event-driven strategies are subject to the risk of overall market movements, and the Fund may experience losses even if a transaction is consummated. The Fund’s investments in derivatives or short sales of securities to hedge or otherwise adjust investment exposure in connection with an event-driven transaction may not perform as expected or may otherwise reduce the Fund’s gains or increase its losses.

GMO RESOURCES FUND
Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the MSCI ACWI Commodity Producers Index and the MSCI ACWI. Share classes not shown would have substantially similar annual returns to those below because all share classes invest in the same portfolio of securities. Annual returns vary among share classes to the extent that they bear different expenses. Share classes that bear higher expenses than the share classes shown below would have lower returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class III Shares
Years Ending December 31
Highest Quarter: 38.17% (4Q2020)
Lowest Quarter: -35.58% (1Q2020)
Year-to-Date (as of 3/31/21): 11.68%
Average Annual Total Returns
Periods Ending December 31, 2020
	1 Year	5 Years	10 Years	Incept.
Class III				12/28/11
Return Before Taxes	22.49%	20.49%	N/A	7.36%
Return After Taxes on Distributions	21.45%	19.52%	N/A	6.22%
Return After Taxes on Distributions and Sale of Fund Shares	14.05%	16.60%	N/A	5.57%
MSCI ACWI Commodity Producers Index1 (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	–12.32%	5.66%	N/A	–1.29%
MSCI ACWI1 (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	16.25%	12.25%	N/A	11.26%
Class IV				3/20/13
Return Before Taxes	22.55%	20.54%	N/A	7.39%
MSCI ACWI Commodity Producers Index1 (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	–12.32%	5.66%	N/A	–1.73%
MSCI ACWI1 (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	16.25%	12.25%	N/A	9.97%
1 MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:
Investment Team	Senior Member (Length of Service with Fund)	Title
Focused Equity	Lucas White (since 2015)	Portfolio Manager, Focused Equity Team, GMO.
Focused Equity	Thomas Hancock (since the Fund’s inception in 2011)	Head, Focused Equity Team, GMO.
Purchase and sale of Fund shares
Under ordinary circumstances, you may purchase the Fund’s shares on days when the New York Stock Exchange (“NYSE”) is open for business. Purchase orders should be submitted directly to GMO Trust (the “Trust”) or through a broker or agent authorized to accept purchase and redemption orders on the Funds’ behalf. Investors who have entered into agreements with the Trust may purchase shares of the Fund through the National Securities Clearing Corporation (“NSCC”).
Class R6 shares and Class I shares are available for purchase by (i) eligible retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans), (ii) section 529 plans, and (iii) other investors whose accounts are maintained by the Fund through third-party platforms or intermediaries. Purchases of Class R6 shares or Class I shares are not subject to any minimum dollar amount.

GMO RESOURCES FUND
Fund shares are redeemable. Under ordinary circumstances, you may redeem the Fund’s shares on days when the NYSE is open for business. Redemption orders should be submitted directly to the Trust unless the Fund shares to be redeemed were purchased through a broker or agent, in which case the redemption order should be submitted to that broker or agent. Investors who have entered into agreements with the Trust may redeem shares of the Fund through the NSCC. For instructions on redeeming shares directly, call the Trust at 1-617-346-7646 or send an email to SHS@GMO.com.
U.S. tax information
The Fund has elected to be treated, and intends to qualify and be treated each year, as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) for U.S. federal income tax purposes and to distribute net investment income and net realized capital gains, if any, to shareholders. These distributions are taxable as ordinary income or capital gain to U.S. shareholders that are not exempt from U.S. income tax or investing through a tax-advantaged account. U.S. shareholders who are investing through a tax-advantaged account may be taxed upon withdrawals from that account.
Financial intermediary compensation
The Fund makes payments out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders. In addition, GMO pays brokers, agents, or other financial intermediaries for transfer agency and related services. These payments create a conflict of interest by creating a financial incentive for the broker or other financial intermediary and salesperson to recommend the purchase of Fund shares over another investment. GMO also makes payments to financial intermediaries for the purchase of Fund shares, which creates a similar conflict of interest. Ask your salesperson or consult your financial intermediary’s website for more information.
Additional information
For important additional information about purchases and sales of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 150 of this Prospectus.

GMO QUALITY CYCLICALS FUND
(formerly GMO Cyclical Focus Fund)
Investment objective
Total return.
Fees and expenses
The table below describes the fees and expenses that you may bear for each class of shares if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Annual Fund operating expenses
(expenses that you bear each year as a percentage of the value of your investment)
	Class III	Class IV	Class V	Class VI	Class R6	Class I
Management fee	0.48%1	0.435%1	0.415%1	0.385%1	0.48%1	0.48%1
Other expenses	0.21%	0.21%	0.21%	0.21%	0.21%	0.31%2
Total annual fund operating expenses	0.69%	0.65%	0.63%	0.60%	0.69%	0.79%
Expense reimbursement/waiver	(0.20%)1	(0.20%)1	(0.20%)1	(0.20%)1	(0.20%)1	(0.20%)1,2
Total annual fund operating expenses after expense reimbursement/waiver	0.49%	0.45%	0.43%	0.40%	0.49%	0.59%
1 Includes both management fee of 0.33% and class-specific shareholder service fee, if any, for each class of shares. For additional information about the shareholder service fee applicable to each class of shares of the Fund, please see the table included in the section of the Prospectus entitled “Multiple Classes and Eligibility.” Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for its “Specified Operating Expenses” (as defined below). “Specified Operating Expenses” means only the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, organizational and start-up expenses, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. GMO also has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. These reimbursements and waivers will continue through at least June 30, 2022 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
2 Includes estimate of payments for sub-transfer agency, recordkeeping and other administrative services for Class I’s initial fiscal year. GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.10% of the average daily net assets attributable to Class I shares. This reimbursement will continue through at least June 30, 2022 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class III	$50	$201	$364	$840
Class IV	$46	$188	$342	$791
Class V	$44	$182	$331	$767
Class VI	$41	$172	$315	$731
Class R6	$50	$201	$364	$840
Class I	$60	$232	$419	$959
Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, for holders of Fund shares subject to U.S. taxes, higher income taxes. These transaction costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its initial fiscal period from May 12, 2020 through February 28, 2021, the Fund’s portfolio turnover rate (excluding short-term investments) was 70% of the average value of its portfolio securities. That portfolio turnover rate includes investments in U.S. Treasury Fund, which the Fund uses as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its initial fiscal period from May 12, 2020 through February 28, 2021, excluding transactions in U.S. Treasury Fund and other short-term investments, was 65% of the average value of its portfolio securities.

GMO QUALITY CYCLICALS FUND
Principal investment strategies
GMO seeks to achieve the Fund’s investment objective by investing in companies exposed to economic cycles that GMO believes are of higher quality than their industry peers. GMO believes that higher quality cyclical companies are more likely to withstand declining economic conditions and to thrive when economic conditions improve. The Fund is expected to invest in U.S. and non-U.S. equities, including emerging market equities.
In selecting securities for the Fund, GMO uses a combination of investment methods and typically considers both systematic factors, based on profitability, profit stability, leverage, and other publicly available financial information, and judgmental factors, based on GMO’s assessment of future profitability, capital allocation, growth opportunities, and sustainability against competitive forces. GMO also may rely on valuation methodologies, such as discounted cash flow analysis and multiples of price to earnings, revenues, book values or other fundamental metrics. In addition, GMO may consider ESG (environmental, social, and governance) criteria as well as trading patterns, such as price movement or volatility of a security or groups of securities. The Fund may also utilize an event-driven strategy, such as merger arbitrage.
The Fund is permitted to invest directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies tied economically to any country in the world, including emerging countries. The term “equities” refers to direct and indirect investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and equity real estate investment trusts (REITs) and income trusts.
At times, the Fund may have substantial exposure to a single asset class, industry, sector, country, region, issuer, or currency or companies with similar market capitalizations. The Fund may invest in securities of companies of any market capitalization. The factors GMO considers and investment methods GMO uses can change over time. GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark.
As an alternative to investing directly in equities, the Fund may invest in exchange-traded and over-the-counter (OTC) derivatives and exchange- traded funds (ETFs). The Fund also may invest in derivatives and ETFs in an attempt to obtain or adjust elements of its long or short investment exposure and as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, the Fund may lend its portfolio securities.
The Fund also may invest in U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.
Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Additional Information about the Funds’ Investment Strategies, Risks, and Expenses” and “Description of Principal Risks.”
•
Market Risk – Equities − The market price of an equity may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. Equities that are characterized as relatively cyclical often are especially sensitive to economic cycles, which means they typically underperform non-cyclical equities during economic downturns. Cyclical equities may include investments in companies in any industry, including industries generally thought of as cyclical (e.g., consumer discretionary, financials, energy, real estate, materials and industrials) and industries not typically viewed as cyclical (e.g., healthcare, technology). If the Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO and GMO’s assessment proves to be incorrect, the Fund runs the risk that the market price of the equity will not appreciate or will decline. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•
Management and Operational Risk − The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund also runs the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•
Focused Investment Risk − Investments focused in asset classes, countries, regions, sectors, industries, currencies or issuers (or in sectors within a country or region) that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated. The Fund invests in the securities of a limited number of issuers, and a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.

GMO QUALITY CYCLICALS FUND
•
Non-U.S. Investment Risk − The market prices of many non-U.S. securities (particularly of companies tied economically to emerging countries) fluctuate more than those of U.S. securities. Many non-U.S. securities markets (particularly emerging markets) are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, the Fund may be subject to non-U.S. taxes, potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, limitations on, or difficulties enforcing, legal judgments, contractual rights, or other remedies) tend to be greater for investments in the securities of companies tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or revenues from particular commodities, and often are more volatile than the economies of developed countries.

•
Currency Risk − Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•
Market Disruption and Geopolitical Risk – Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism) may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.

•
Counterparty Risk − The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities is unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•
Derivatives and Short Sales Risk − The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The Fund may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•
Leveraging Risk − The use of derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. In addition, the Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption, and losses will result if the value of the Fund’s assets declines between the time a redemption request is deemed to be received by the Fund and the time the Fund liquidates assets to meet that request.

•
Large Shareholder Risk − To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will require the Fund to sell securities at disadvantageous prices, disrupt the Fund’s operations, or force the Fund’s liquidation.

•
Smaller Company Risk − Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•
Illiquidity Risk − Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.

•
Event-Driven Risk − If the Fund purchases securities in anticipation of a proposed merger, acquisition, exchange offer, tender offer, or other similar transaction and that transaction later appears likely to be delayed or unlikely to be consummated or, in fact, is not consummated or is delayed, the market price of the securities purchased by the Fund may decline sharply, resulting in losses to the Fund. The risk/reward payout of event-driven strategies (such as merger arbitrage) typically is asymmetric, with the losses in failed transactions often far exceeding the gains in successful transactions. Event-driven strategies are subject to the risk of overall market movements, and the Fund may experience losses even if a transaction is consummated. The Fund’s investments in derivatives or short sales of securities to hedge or otherwise adjust investment exposure in connection with an event-driven transaction may not perform as expected or may otherwise reduce the Fund’s gains or increase its losses.

GMO QUALITY CYCLICALS FUND
Performance
Because the Fund had not yet completed a full calendar year of operations as of the date of this Prospectus, performance information for the Fund is not included.
Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:
Investment Team	Senior Member (Length of Service with Fund)	Title
Focused Equity	Anthony Hene (since the Fund’s inception in 2020)	Portfolio Manager, Focused Equity Team, GMO.
Focused Equity	Thomas Hancock (since the Fund’s inception in 2020)	Head, Focused Equity Team, GMO.
Focused Equity	Ty Cobb (since the Fund’s inception in 2020)	Portfolio Manager, Focused Equity Team, GMO.
Purchase and sale of Fund shares
Under ordinary circumstances, you may purchase the Fund’s shares on days when the New York Stock Exchange (“NYSE”) is open for business. Purchase orders should be submitted directly to GMO Trust (the “Trust”) or through a broker or agent authorized to accept purchase and redemption orders on the Funds’ behalf. Investors who have entered into agreements with the Trust may purchase shares of the Fund through the National Securities Clearing Corporation (“NSCC”).
Class R6 shares and Class I shares are available for purchase by (i) eligible retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans), (ii) section 529 plans, and (iii) other investors whose accounts are maintained by the Fund through third-party platforms or intermediaries. Purchases of Class R6 shares or Class I shares are not subject to any minimum dollar amount.
Fund shares are redeemable. Under ordinary circumstances, you may redeem the Fund’s shares on days when the NYSE is open for business. Redemption orders should be submitted directly to the Trust unless the Fund shares to be redeemed were purchased through a broker or agent, in which case the redemption order should be submitted to that broker or agent. Investors who have entered into agreements with the Trust may redeem shares of the Fund through the NSCC. For instructions on redeeming shares directly, call the Trust at 1-617-346-7646 or send an email to SHS@GMO.com.
U.S. tax information
The Fund intends to elect to be treated, and intends to qualify and be treated each year, as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) for U.S. federal income tax purposes and to distribute net investment income and net realized capital gains, if any, to shareholders. These distributions are taxable as ordinary income or capital gain to U.S. shareholders that are not exempt from U.S. income tax or investing through a tax-advantaged account. U.S. shareholders who are investing through a tax- advantaged account may be taxed upon withdrawals from that account.
Financial intermediary compensation
The Fund makes payments out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders. In addition, GMO pays brokers, agents, or other financial intermediaries for transfer agency and related services. These payments create a conflict of interest by creating a financial incentive for the broker or other financial intermediary and salesperson to recommend the purchase of Fund shares over another investment. GMO also makes payments to financial intermediaries for the purchase of Fund shares, which creates a similar conflict of interest. Ask your salesperson or consult your financial intermediary’s website for more information.
Additional information
For important additional information about purchases and sales of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 150 of this Prospectus.

GMO INTERNATIONAL EQUITY ALLOCATION FUND
Investment objective
Total return greater than that of its benchmark, the MSCI ACWI ex USA.
Fees and expenses
The table below describes the fees and expenses that you may bear for each class of shares if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Annual Fund operating expenses
(expenses that you bear each year as a percentage of the value of your investment)
	Class III	Class R6	Class I
Management fee	0.00%1	0.00%1	0.00%1
Other expenses	0.02%	0.02%	0.12%3
Acquired fund fees and expenses (underlying fund expenses)	0.65%	0.65%	0.65%
Total annual fund operating expenses	0.67%	0.67%	0.77%
Expense reimbursement	(0.02%)2	(0.02%)2	(0.02%)2,3
Total annual fund operating expenses after expense reimbursement (Fund and underlying fund expenses)	0.65%	0.65%	0.75%
1 Includes both management fee and class-specific shareholder service fee, if any, for each class of shares. For additional information about the shareholder service fee applicable to each class of shares of the Fund, please see the table included in the section of the Prospectus entitled “Multiple Classes and Eligibility.”
2 Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. This reimbursement will continue through at least June 30, 2022 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
3 Includes estimate of payments for sub-transfer agency, recordkeeping and other administrative services for Class I’s initial fiscal year. GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.10% of the average daily net assets attributable to Class I shares. This reimbursement will continue through at least June 30, 2022 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class III	$66	$212	$371	$833
Class R6	$66	$212	$371	$833
Class I	$77	$244	$426	$952
Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, for holders of Fund shares subject to U.S. taxes, higher income taxes. These transaction costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2021, the Fund’s portfolio turnover rate (excluding short-term investments) was 16% of the average value of its portfolio securities.
Principal investment strategies
The Fund is a fund of funds and invests primarily in equities traded in non-U.S. markets (including emerging markets) through its investment in other series of GMO Trust, including International Equity Fund, Emerging Markets Fund and Japan Value Creation Fund (collectively, the “underlying GMO Funds”) (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Asset Allocation Funds”). The Fund also may invest directly in securities (including other underlying funds) and derivatives.
GMO uses its quantitative multi-year forecasts of returns among asset classes, together with its assessment of the relative risks of such asset classes, to determine the Fund’s allocations to particular underlying GMO Funds. An important component of those forecasts is GMO’s expectation that valuations ultimately revert to their fundamental fair (or intrinsic) value. GMO changes the Fund’s holdings of the underlying

GMO INTERNATIONAL EQUITY ALLOCATION FUND
GMO Funds in response to changes in GMO’s investment outlook and its assessment of market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments. The factors GMO considers and investment methods GMO uses can change over time.
Under normal circumstances, the Fund invests (including through its investment in the underlying GMO Funds) at least 80% of its assets in equities (see “Name Policies”). The term “equities” refers to direct and indirect (e.g., through the underlying GMO Funds) investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and equity real estate investment trusts (REITs) and income trusts.
The Fund may invest in securities of companies of any market capitalization. In addition, the Fund may lend its portfolio securities.
The Fund also may invest in U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.
Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in underlying funds (including underlying GMO Funds). Some of the underlying funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by those funds may affect their performance more than if they were diversified investment companies. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying funds, see “Additional Information about the Funds’ Investment Strategies, Risks, and Expenses” and “Description of Principal Risks.”
•
Market Risk – Equities – The market price of an equity may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If an underlying fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO and GMO’s assessment proves to be incorrect, the Fund runs the risk that the market price of the equity will not appreciate or will decline. An underlying fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•
Non-U.S. Investment Risk – The market prices of many non-U.S. securities (particularly of companies tied economically to emerging countries) fluctuate more than those of U.S. securities. Many non-U.S. securities markets (particularly emerging markets) are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, the Fund may be subject to non-U.S. taxes, potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, limitations on, or difficulties enforcing, legal judgments, contractual rights, or other remedies) tend to be greater for investments in the securities of companies tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or revenues from particular commodities, and often are more volatile than the economies of developed countries.

•
Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Fund also runs the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•
Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•
Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of an option is affected by many factors, including

GMO INTERNATIONAL EQUITY ALLOCATION FUND
changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The Fund may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.
•
Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds (including underlying GMO Funds) in which it invests, including the risk that those underlying funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, the increase in fees and expenses of an underlying fund or a reallocation of the Fund’s investments to underlying funds with higher fees or expenses will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.

•
Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•
Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. In addition, the Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption, and losses will result if the value of the Fund’s assets declines between the time a redemption request is deemed to be received by the Fund and the time the Fund liquidates assets to meet that request.

•
Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities is unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•
Market Disruption and Geopolitical Risk – Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism) may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.

•
Focused Investment Risk – Investments focused in asset classes, countries, regions, sectors, industries, or issuers (or in sectors within a country or region) that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

•
Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will require the Fund to sell securities at disadvantageous prices, disrupt the Fund’s operations, or force the Fund’s liquidation.

•
Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying fund from selling particular securities or closing derivative positions at desirable prices.

•
Market Risk – Fixed Income – The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments).

•
Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligors of obligations underlying an asset-backed security will be unable or unwilling to satisfy their obligations to pay principal and interest or otherwise to honor their obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the failure of an issuer, guarantor, or obligor to meet its payment obligations or in anticipation of such failure.

GMO INTERNATIONAL EQUITY ALLOCATION FUND
Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Share classes not shown would have substantially similar annual returns to those below because all share classes invest in the same portfolio of securities. Annual returns vary among share classes to the extent that they bear different expenses. Share classes that bear higher expenses than the share classes shown below would have lower returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class III Shares
Years Ending December 31
Highest Quarter: 16.30% (2Q2020)
Lowest Quarter: -24.01% (1Q2020)
Year-to-Date (as of 3/31/21): 6.87%
Average Annual Total Returns
Periods Ending December 31, 2020
	1 Year	5 Years	10 Years	Incept.
Class III				10/11/96
Return Before Taxes	6.97%	8.18%	4.36%	6.86%
Return After Taxes on Distributions	5.78%	7.43%	3.53%	5.42%
Return After Taxes on Distributions and Sale of Fund Shares	4.68%	6.52%	3.51%	5.47%
MSCI ACWI ex USA1 (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	10.65%	8.92%	4.92%	5.51%
Class R6				8/30/19
Return Before Taxes	6.97%	N/A	N/A	17.66%
MSCI ACWI ex USA1 (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	10.65%	N/A	N/A	17.20%
1 MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:
Investment Team	Senior Member (Length of Service with Fund)	Title
Asset Allocation	Ben Inker (since the Fund’s inception in 1996)	Head, Asset Allocation Team, GMO.
Asset Allocation	John Thorndike (since 2019)	Portfolio Manager, Asset Allocation Team, GMO.
Purchase and sale of Fund shares
Under ordinary circumstances, you may purchase the Fund’s shares on days when the New York Stock Exchange (“NYSE”) is open for business. Purchase orders should be submitted directly to GMO Trust (the “Trust”) or through a broker or agent authorized to accept purchase and redemption orders on the Funds’ behalf. Investors who have entered into agreements with the Trust may purchase shares of the Fund through the National Securities Clearing Corporation (“NSCC”).
Class R6 shares and Class I shares are available for purchase by (i) eligible retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans), (ii) section 529 plans, and (iii) other investors whose accounts are maintained by the Fund through third-party platforms or intermediaries. Purchases of Class R6 shares or Class I shares are not subject to any minimum dollar amount.
Fund shares are redeemable. Under ordinary circumstances, you may redeem the Fund’s shares on days when the NYSE is open for business. Redemption orders should be submitted directly to the Trust unless the Fund shares to be redeemed were purchased through a broker or agent, in which case the redemption order should be submitted to that broker or agent. Investors who have entered into agreements with the Trust may redeem shares of the Fund through the NSCC. For instructions on redeeming shares directly, call the Trust at 1-617-346-7646 or send an email to SHS@GMO.com.

GMO INTERNATIONAL EQUITY ALLOCATION FUND
U.S. tax information
The Fund has elected to be treated, and intends to qualify and be treated each year, as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) for U.S. federal income tax purposes and to distribute net investment income and net realized capital gains, if any, to shareholders. These distributions are taxable as ordinary income or capital gain to U.S. shareholders that are not exempt from U.S. income tax or investing through a tax-advantaged account. U.S. shareholders who are investing through a tax-advantaged account may be taxed upon withdrawals from that account.
Financial intermediary compensation
The Fund makes payments out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders. In addition, GMO pays brokers, agents, or other financial intermediaries for transfer agency and related services. These payments create a conflict of interest by creating a financial incentive for the broker or other financial intermediary and salesperson to recommend the purchase of Fund shares over another investment. GMO also makes payments to financial intermediaries for the purchase of Fund shares, which creates a similar conflict of interest. Ask your salesperson or consult your financial intermediary’s website for more information.
Additional information
For important additional information about purchases and sales of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 150 of this Prospectus.

GMO INTERNATIONAL DEVELOPED EQUITY ALLOCATION FUND
Investment objective
Total return greater than that of its benchmark, the MSCI EAFE Index.
Fees and expenses
The table below describes the fees and expenses that you may bear for each class of shares if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Annual Fund operating expenses
(expenses that you bear each year as a percentage of the value of your investment)
	Class III	Class R6	Class I
Management fee	0.00%1	0.00%1	0.00%1
Other expenses	0.04%	0.04%	0.14%3
Acquired fund fees and expenses (underlying fund expenses)	0.61%	0.61%	0.61%
Total annual fund operating expenses	0.65%	0.65%	0.75%
Expense reimbursement	(0.03%)2	(0.03%)2	(0.03%)2,3
Total annual fund operating expenses after expense reimbursement (Fund and underlying fund expenses)	0.62%	0.62%	0.72%
1 Includes both management fee and class-specific shareholder service fee, if any, for each class of shares. For additional information about the shareholder service fee applicable to each class of shares of the Fund, please see the table included in the section of the Prospectus entitled “Multiple Classes and Eligibility.”
2 Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. This reimbursement will continue through at least June 30, 2022 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
3 Includes estimate of payments for sub-transfer agency, recordkeeping and other administrative services for Class I’s initial fiscal year. GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.10% of the average daily net assets attributable to Class I shares. This reimbursement will continue through at least June 30, 2022 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class III	$63	$205	$359	$808
Class R6	$63	$205	$359	$808
Class I	$74	$237	$414	$928
Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, for holders of Fund shares subject to U.S. taxes, higher income taxes. These transaction costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2021, the Fund’s portfolio turnover rate (excluding short-term investments) was 17% of the average value of its portfolio securities.
Principal investment strategies
The Fund is a fund of funds and invests primarily in equities traded in non-U.S. markets (including emerging markets) through its investment in other series of GMO Trust, including International Equity Fund, Emerging Markets Fund and Japan Value Creation Fund (collectively, the “underlying GMO Funds”) (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Asset Allocation Funds”). The Fund also may invest directly in securities (including other underlying funds) and derivatives.
GMO uses its quantitative multi-year forecasts of returns among asset classes, together with its assessment of the relative risks of such asset classes, to determine the Fund’s allocations to particular underlying GMO Funds. An important component of those forecasts is GMO’s expectation that valuations ultimately revert to their fundamental fair (or intrinsic) value. GMO changes the Fund’s holdings of the underlying

GMO INTERNATIONAL DEVELOPED EQUITY ALLOCATION FUND
GMO Funds in response to changes in GMO’s investment outlook and its assessment of market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments. The factors GMO considers and investment methods GMO uses can change over time. Under normal circumstances, the Fund invests (including through its investment in the underlying GMO Funds) at least 80% of its assets in equities (see “Name Policies”). In addition, under normal circumstances, the Fund invests (including through its investment in the underlying GMO Funds) at least 80% of its assets in equities tied economically to developed markets (see “Name Policies”). The Fund also may invest in equities tied economically to emerging markets (which are not part of the Fund’s benchmark), but those investments typically will represent 10% or less of the Fund’s net assets measured at the time of purchase. The term “equities” refers to direct and indirect (e.g., through the underlying GMO Funds) investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and equity real estate investment trusts (REITs) and income trusts. The term “developed markets” means those countries included in the MSCI World Index, a global developed markets equity index, and countries with similar characteristics (e.g., countries that have sustained economic development, sufficient liquidity for listed companies and accessible markets).
The Fund may invest in securities of companies of any market capitalization. In addition, the Fund may lend its portfolio securities.
The Fund also may invest in U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.
Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in underlying funds (including underlying GMO Funds). Some of the underlying funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by those funds may affect their performance more than if they were diversified investment companies. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying funds, see “Additional Information about the Funds’ Investment Strategies, Risks, and Expenses” and “Description of Principal Risks.”
•
Market Risk – Equities – The market price of an equity may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If an underlying fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO and GMO’s assessment proves to be incorrect, the Fund runs the risk that the market price of the equity will not appreciate or will. An underlying fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•
Non-U.S. Investment Risk – The market prices of many non-U.S. securities (particularly of companies tied economically to emerging countries) fluctuate more than those of U.S. securities. Many non-U.S. securities markets (particularly emerging markets) are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, the Fund may be subject to non-U.S. taxes, potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, limitations on, or difficulties enforcing, legal judgments, contractual rights, or other remedies) tend to be greater for investments in the securities of companies tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or revenues from particular commodities, and often are more volatile than the economies of developed countries.

•
Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Fund also runs the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•
Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

GMO INTERNATIONAL DEVELOPED EQUITY ALLOCATION FUND
•
Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The Fund may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•
Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds (including underlying GMO Funds) in which it invests, including the risk that those underlying funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, the increase in fees and expenses of an underlying fund or a reallocation of the Fund’s investments to underlying funds with higher fees or expenses will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.

•
Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•
Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. In addition, the Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption, and losses will result if the value of the Fund’s assets declines between the time a redemption request is deemed to be received by the Fund and the time the Fund liquidates assets to meet that request.

•
Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities is unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•
Market Disruption and Geopolitical Risk – Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism) may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.

•
Focused Investment Risk – Investments focused in asset classes, countries, regions, sectors, industries, or issuers (or in sectors within a country or region) that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

•
Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will require the Fund to sell securities at disadvantageous prices, disrupt the Fund’s operations, or force the Fund’s liquidation.

•
Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying fund from selling particular securities or closing derivative positions at desirable prices.

•
Market Risk – Fixed Income – The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments).

•
Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligors of obligations underlying an asset-backed security will be unable or unwilling to satisfy their obligations to pay principal and interest or otherwise to honor their obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the failure of an issuer, guarantor, or obligor to meet its payment obligations or in anticipation of such failure.

GMO INTERNATIONAL DEVELOPED EQUITY ALLOCATION FUND
Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Share classes not shown would have substantially similar annual returns to those below because all share classes invest in the same portfolio of securities. Annual returns vary among share classes to the extent that they bear different expenses. Share classes that bear higher expenses than the share classes shown below would have lower returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class III Shares
Years Ending December 31
Highest Quarter: 16.35% (2Q2020)
Lowest Quarter: -23.99% (1Q2020)
Year-to-Date (as of 3/31/21): 7.36%
Average Annual Total Returns
Periods Ending December 31, 2020
	1 Year	5 Years	10 Years	Incept.
Class III				6/5/06
Return Before Taxes	7.40%	6.95%	4.96%	3.79%
Return After Taxes on Distributions	6.05%	6.17%	4.29%	2.85%
Return After Taxes on Distributions and Sale of Fund Shares	4.92%	5.53%	4.03%	3.02%
MSCI EAFE Index1 (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	7.82%	7.45%	5.51%	3.85%
1 MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:
Investment Team	Senior Member (Length of Service with Fund)	Title
Asset Allocation	Ben Inker (since the Fund’s inception in 2006)	Head, Asset Allocation Team, GMO.
Asset Allocation	John Thorndike (since 2019)	Portfolio Manager, Asset Allocation Team, GMO.
Purchase and sale of Fund shares
Under ordinary circumstances, you may purchase the Fund’s shares on days when the New York Stock Exchange (“NYSE”) is open for business. Purchase orders should be submitted directly to GMO Trust (the “Trust”) or through a broker or agent authorized to accept purchase and redemption orders on the Funds’ behalf. Investors who have entered into agreements with the Trust may purchase shares of the Fund through the National Securities Clearing Corporation (“NSCC”).
Class R6 shares and Class I shares are available for purchase by (i) eligible retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans), (ii) section 529 plans, and (iii) other investors whose accounts are maintained by the Fund through third-party platforms or intermediaries. Purchases of Class R6 shares or Class I shares are not subject to any minimum dollar amount.
Fund shares are redeemable. Under ordinary circumstances, you may redeem the Fund’s shares on days when the NYSE is open for business. Redemption orders should be submitted directly to the Trust unless the Fund shares to be redeemed were purchased through a broker or agent, in which case the redemption order should be submitted to that broker or agent. Investors who have entered into agreements with the Trust may redeem shares of the Fund through the NSCC. For instructions on redeeming shares directly, call the Trust at 1-617-346-7646 or send an email to SHS@GMO.com.

GMO INTERNATIONAL DEVELOPED EQUITY ALLOCATION FUND
U.S. tax information
The Fund has elected to be treated, and intends to qualify and be treated each year, as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) for U.S. federal income tax purposes and to distribute net investment income and net realized capital gains, if any, to shareholders. These distributions are taxable as ordinary income or capital gain to U.S. shareholders that are not exempt from U.S. income tax or investing through a tax-advantaged account. U.S. shareholders who are investing through a tax-advantaged account may be taxed upon withdrawals from that account.
Financial intermediary compensation
The Fund makes payments out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders. In addition, GMO pays brokers, agents, or other financial intermediaries for transfer agency and related services. These payments create a conflict of interest by creating a financial incentive for the broker or other financial intermediary and salesperson to recommend the purchase of Fund shares over another investment. GMO also makes payments to financial intermediaries for the purchase of Fund shares, which creates a similar conflict of interest. Ask your salesperson or consult your financial intermediary’s website for more information.
Additional information
For important additional information about purchases and sales of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 150 of this Prospectus.

GMO INTERNATIONAL EQUITY FUND
Investment objective
High total return.
Fees and expenses
The table below describes the fees and expenses that you may bear for each class of shares if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Annual Fund operating expenses
(expenses that you bear each year as a percentage of the value of your investment)
	Class II	Class III	Class IV	Class R6	Class I
Management fee	0.72%1	0.65%1	0.59%1	0.72%1	0.72%1
Other expenses	0.04%	0.04%	0.04%	0.04%	0.14%2
Total annual fund operating expenses	0.76%	0.69%	0.63%	0.76%	0.86%
Expense reimbursement/waiver	(0.03%)1	(0.03%)1	(0.03%)1	(0.03%)1	(0.03%)1,2
Total annual fund operating expenses after expense reimbursement/waiver	0.73%	0.66%	0.60%	0.73%	0.83%
1 Includes both management fee of 0.50% and class-specific shareholder service fee, if any, for each class of shares. For additional information about the shareholder service fee applicable to each class of shares of the Fund, please see the table included in the section of the Prospectus entitled “Multiple Classes and Eligibility.” Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. GMO also has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. These reimbursements and waivers will continue through at least June 30, 2022 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
2 Includes estimate of payments for sub-transfer agency, recordkeeping and other administrative services for Class I’s initial fiscal year. GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.10% of the average daily net assets attributable to Class I shares. This reimbursement will continue through at least June 30, 2022 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class II	$75	$240	$419	$939
Class III	$67	$218	$381	$856
Class IV	$61	$199	$348	$783
Class R6	$75	$240	$419	$939
Class I	$85	$271	$474	$1,058
Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, for holders of Fund shares subject to U.S. taxes, higher income taxes. These transaction costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2021, the Fund’s portfolio turnover rate (excluding short-term investments) was 48% of the average value of its portfolio securities.
Principal investment strategies
GMO seeks to achieve the Fund’s investment objective by investing the Fund’s assets primarily in non-U.S. developed market equities. GMO selects the securities the Fund buys and sells based on its evaluation of companies’ published financial information and corporate behavior (such as corporate governance), sustainability criteria, securities’ prices, equity and other markets (e.g., bond and currency), the overall global economy, and governmental policies.
In selecting securities for the Fund, GMO’s quantitative investment process uses a combination of investment methods to identify securities GMO believes have positive return potential relative to other securities tied economically to international equity markets. Some of

GMO INTERNATIONAL EQUITY FUND
these methods evaluate individual companies or groups of companies based on the ratio of their security price to historical financial information and forecasted financial information, such as return on invested capital, profitability, cash flow and earnings, and a comparison of these ratios to current and historical industry, market or company averages. Other methods focus on patterns of information, such as price movement or volatility of an asset class, security, or groups of securities relative to international equity markets. In constructing the Fund’s portfolio, GMO considers a number of factors, including position size, market capitalization, liquidity, transaction costs and exposure to particular industries, sectors, countries, regions, and currencies. At times, the Fund may have substantial exposure to a single asset class, industry, sector, country, region, issuer, or currency or companies with similar market capitalizations. The Fund may invest in securities of companies of any market capitalization. The factors GMO considers and investment methods GMO uses can change over time.
As an alternative to investing directly in equities, the Fund may invest in exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (ETFs). The Fund also may invest in derivatives and ETFs in an attempt to obtain or adjust elements of its long or short investment exposure and as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, the Fund may lend its portfolio securities.
Under normal circumstances, the Fund invests directly and indirectly (through underlying funds or derivatives) at least 80% of its assets in equities (see “Name Policies”). The term “equities” refers to direct and indirect investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and equity real estate investment trusts (REITs) and income trusts.
The Fund also may invest in U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.
Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Additional Information about the Funds’ Investment Strategies, Risks, and Expenses” and “Description of Principal Risks.”
•
Market Risk – Equities − The market price of an equity may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If the Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO and GMO’s assessment proves to be incorrect, the Fund runs the risk that the market price of the equity will not appreciate or will decline. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•
Management and Operational Risk − The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Fund also runs the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•
Non-U.S. Investment Risk − The market prices of many non-U.S. securities (particularly of companies tied economically to emerging countries) fluctuate more than those of U.S. securities. Many non-U.S. securities markets (particularly emerging markets) are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, the Fund may be subject to non-U.S. taxes, potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, limitations on, or difficulties enforcing, legal judgments, contractual rights, or other remedies) tend to be greater for investments in the securities of companies tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or revenues from particular commodities, and often are more volatile than the economies of developed countries.

•
Currency Risk − Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•
Focused Investment Risk − Investments focused in asset classes, sectors, industries, issuers, currencies, countries, or regions (or in sectors within a country or region) that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

GMO INTERNATIONAL EQUITY FUND
•
Illiquidity Risk − Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.

•
Derivatives and Short Sales Risk − The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The Fund may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•
Counterparty Risk − The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities is unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•
Leveraging Risk − The use of derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. In addition, the Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption, and losses will result if the value of the Fund’s assets declines between the time a redemption request is deemed to be received by the Fund and the time the Fund liquidates assets to meet that request.

•
Smaller Company Risk − Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•
Market Disruption and Geopolitical Risk − Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism) may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.

•
Large Shareholder Risk − To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will require the Fund to sell securities at disadvantageous prices, disrupt the Fund’s operations, or force the Fund’s liquidation.

GMO INTERNATIONAL EQUITY FUND
Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Share classes not shown would have substantially similar annual returns to those below because all share classes invest in the same portfolio of securities. Annual returns vary among share classes to the extent that they bear different expenses. Share classes that bear higher expenses than the share classes shown below would have lower returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class III Shares
Years Ending December 31
Highest Quarter: 16.36% (2Q2020)
Lowest Quarter: -23.97% (1Q2020)
Year-to-Date (as of 3/31/21): 7.50%
Average Annual Total Returns
Periods Ending December 31, 2020
	1 Year	5 Years	10 Years	Incept.
Class II				9/26/96
Return Before Taxes	7.37%	6.25%	4.30%	5.87%
MSCI EAFE Index1 (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	7.82%	7.45%	5.51%	5.01%
Class III				3/31/87
Return Before Taxes	7.46%	6.33%	4.37%	7.22%
Return After Taxes on Distributions	6.02%	5.56%	3.66%	5.85%
Return After Taxes on Distributions and Sale of Fund Shares	4.91%	5.01%	3.55%	5.81%
MSCI EAFE Index1 (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	7.82%	7.45%	5.51%	5.37%
Class IV				1/9/98
Return Before Taxes	7.53%	6.39%	4.44%	6.18%
MSCI EAFE Index1 (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	7.82%	7.45%	5.51%	5.25%
1 MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Team and Senior Member of GMO primarily responsible for portfolio management of the Fund:
Investment Team	Senior Member (Length of Service with Fund)	Title
Global Equity	Simon Harris (since 2019)	Head, Global Equity Team, GMO.
Purchase and sale of Fund shares
Under ordinary circumstances, you may purchase the Fund’s shares on days when the New York Stock Exchange (“NYSE”) is open for business. Purchase orders should be submitted directly to GMO Trust (the “Trust”) or through a broker or agent authorized to accept purchase and redemption orders on the Funds’ behalf. Investors who have entered into agreements with the Trust may purchase shares of the Fund through the National Securities Clearing Corporation (“NSCC”).
Class R6 shares and Class I shares are available for purchase by (i) eligible retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans), (ii) section 529 plans, and (iii) other investors whose accounts are maintained by the Fund through third-party platforms or intermediaries. Purchases of Class R6 shares or Class I shares are not subject to any minimum dollar amount.
Fund shares are redeemable. Under ordinary circumstances, you may redeem the Fund’s shares on days when the NYSE is open for business. Redemption orders should be submitted directly to the Trust unless the Fund shares to be redeemed were purchased through a broker

GMO INTERNATIONAL EQUITY FUND
or agent, in which case the redemption order should be submitted to that broker or agent. Investors who have entered into agreements with the Trust may redeem shares of the Fund through the NSCC. For instructions on redeeming shares directly, call the Trust at 1-617-346-7646 or send an email to SHS@GMO.com.
U.S. tax information
The Fund has elected to be treated, and intends to qualify and be treated each year, as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) for U.S. federal income tax purposes and to distribute net investment income and net realized capital gains, if any, to shareholders. These distributions are taxable as ordinary income or capital gain to U.S. shareholders that are not exempt from U.S. income tax or investing through a tax-advantaged account. U.S. shareholders who are investing through a tax-advantaged account may be taxed upon withdrawals from that account.
Financial intermediary compensation
The Fund makes payments out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders. In addition, GMO pays brokers, agents, or other financial intermediaries for transfer agency and related services. These payments create a conflict of interest by creating a financial incentive for the broker or other financial intermediary and salesperson to recommend the purchase of Fund shares over another investment. GMO also makes payments to financial intermediaries for the purchase of Fund shares, which creates a similar conflict of interest. Ask your salesperson or consult your financial intermediary’s website for more information.
Additional information
For important additional information about purchases and sales of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 150 of this Prospectus.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
Investment objective
High after-tax total return.
Fees and expenses
The table below describes the fees and expenses that you may bear for each class of shares if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Annual Fund operating expenses
(expenses that you bear each year as a percentage of the value of your investment)
	Class III	Class R6	Class I
Management fee	0.65%1	0.65%1	0.65%1
Other expenses	0.62%	0.62%	0.72%2
Total annual fund operating expenses	1.27%	1.27%	1.37%
Expense reimbursement/waiver	(0.54%)1	(0.54%)1	(0.54%)1,2
Total annual fund operating expenses after expense reimbursement/waiver	0.73%	0.73%	0.83%
1 Includes both management fee of 0.50% and class-specific shareholder service fee, if any, for each class of shares. For additional information about the shareholder service fee applicable to each class of shares of the Fund, please see the table included in the section of the Prospectus entitled “Multiple Classes and Eligibility.” Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. GMO also has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. These reimbursements and waivers will continue through at least June 30, 2022 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
2 Includes estimate of payments for sub-transfer agency, recordkeeping and other administrative services for Class I’s initial fiscal year. GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.10% of the average daily net assets attributable to Class I shares. This reimbursement will continue through at least June 30, 2022 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class III	$75	$349	$645	$1,486
Class R6	$75	$349	$645	$1,486
Class I	$85	$381	$698	$1,599
Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, for holders of Fund shares subject to U.S. taxes, higher income taxes. These transaction costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2021, the Fund’s portfolio turnover rate (excluding short-term investments) was 77% of the average value of its portfolio securities. That portfolio turnover rate includes investments in U.S. Treasury Fund, which the Fund uses as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 28, 2021, excluding transactions in U.S. Treasury Fund and other short-term investments, was 75% of the average value of its portfolio securities.
Principal investment strategies
GMO seeks to achieve the Fund’s investment objective by investing the Fund’s assets primarily in international equity markets. GMO selects the securities the Fund buys and sells based on its evaluation of companies’ published financial information and corporate behavior (such as corporate governance), sustainability criteria, securities’ prices, equity and other markets (e.g., bond and currency), the overall global economy, and governmental policies.
In selecting securities for the Fund, GMO’s quantitative investment process uses a combination of investment methods to identify securities GMO believes have positive return potential relative to other securities tied economically to international equity markets. Some of

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
these methods evaluate individual companies or groups of companies based on the ratio of their security price to historical financial information and forecasted financial information, such as return on invested capital, profitability, cash flow and earnings, and a comparison of these ratios to current and historical industry, market or company averages. Other methods focus on patterns of information, such as price movement or volatility of an asset class, security, or groups of securities relative to international equity markets. In constructing the Fund’s portfolio, GMO considers a number of factors, including position size, market capitalization, liquidity, transaction costs and exposure to particular industries, sectors, countries, regions, and currencies. At times, the Fund may have substantial exposure to a single asset class, industry, sector, country, region, issuer, or currency or companies with similar market capitalizations. The Fund may invest in securities of companies of any market capitalization. The factors GMO considers and investment methods GMO uses can change over time.
GMO may consider the tax effects of a proposed trade in conjunction with the return GMO forecasts for the securities to be purchased or sold and GMO’s assessment of their potential contribution to the overall portfolio. GMO also may consider the Fund’s realized and unrealized gains and losses and current market conditions.
As an alternative to investing directly in equities, the Fund may invest in exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (ETFs). The Fund also may invest in derivatives and ETFs in an attempt to obtain or adjust elements of its long or short investment exposure and as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, the Fund may lend its portfolio securities.
The Fund primarily invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies tied economically to countries other than the United States, including both developed and emerging countries. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equities (see “Name Policies”). The term “equities” refers to direct and indirect investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and equity real estate investment trusts (REITs) and income trusts.
The Fund also may invest in U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.
Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. There can be no assurance that the Fund’s tax management strategies will be effective, and you may incur tax liabilities that exceed your economic return. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Additional Information about the Funds’ Investment Strategies, Risks, and Expenses” and “Description of Principal Risks.”
•
Market Risk – Equities – The market price of an equity may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If the Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO and GMO’s assessment proves to be incorrect, the Fund runs the risk that the market price of the equity will not appreciate or will decline. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•
Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Fund also runs the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•
Non-U.S. Investment Risk – The market prices of many non-U.S. securities (particularly of companies tied economically to emerging countries) fluctuate more than those of U.S. securities. Many non-U.S. securities markets (particularly emerging markets) are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, the Fund may be subject to non-U.S. taxes, potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, limitations on, or difficulties enforcing, legal judgments, contractual rights, or other remedies) tend to be greater for investments in the securities of companies tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or revenues from particular commodities, and often are more volatile than the economies of developed countries.
•
Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•
Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.

•
Focused Investment Risk – Investments focused in asset classes, sectors, industries, issuers, currencies, countries, or regions (or in sectors within a country or region) that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

•
Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The Fund may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•
Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•
Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. In addition, the Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption, and losses will result if the value of the Fund’s assets declines between the time a redemption request is deemed to be received by the Fund and the time the Fund liquidates assets to meet that request.

•
Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities is unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•
Market Disruption and Geopolitical Risk – Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism) may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.

•
Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will require the Fund to sell securities at disadvantageous prices, disrupt the Fund’s operations, or force the Fund’s liquidation.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is computed by GMO) and a broad-based index. Share classes not shown would have substantially similar annual returns to those below because all share classes invest in the same portfolio of securities. Annual returns vary among share classes to the extent that they bear different expenses. Share classes that bear higher expenses than the share classes shown below would have lower returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class III Shares
Years Ending December 31
Highest Quarter: 16.04% (2Q2020)
Lowest Quarter: -23.02% (1Q2020)
Year-to-Date (as of 3/31/21): 6.33%
Average Annual Total Returns
Periods Ending December 31, 2020
	1 Year	5 Years	10 Years	Incept.
Class III				7/29/98
Return Before Taxes	7.50%	5.96%	4.44%	5.91%
Return After Taxes on Distributions	7.11%	5.22%	3.84%	5.29%
Return After Taxes on Distributions and Sale of Fund Shares	5.02%	4.79%	3.67%	5.08%
MSCI EAFE Index (after tax)1 (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	6.99%	6.02%	4.15%	3.54%
MSCI EAFE Index1 (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	7.82%	7.45%	5.51%	4.53%
1 MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Team and Senior Member of GMO primarily responsible for portfolio management of the Fund:
Investment Team	Senior Member (Length of Service with Fund)	Title
Global Equity	Simon Harris (since 2019)	Head, Global Equity Team, GMO.
Purchase and sale of Fund shares
Under ordinary circumstances, you may purchase the Fund’s shares on days when the New York Stock Exchange (“NYSE”) is open for business. Purchase orders should be submitted directly to GMO Trust (the “Trust”) or through a broker or agent authorized to accept purchase and redemption orders on the Funds’ behalf. Investors who have entered into agreements with the Trust may purchase shares of the Fund through the National Securities Clearing Corporation (“NSCC”).
Class R6 shares and Class I shares are available for purchase by (i) eligible retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans), (ii) section 529 plans, and (iii) other investors whose accounts are maintained by the Fund through third-party platforms or intermediaries. Purchases of Class R6 shares or Class I shares are not subject to any minimum dollar amount.
Fund shares are redeemable. Under ordinary circumstances, you may redeem the Fund’s shares on days when the NYSE is open for business. Redemption orders should be submitted directly to the Trust unless the Fund shares to be redeemed were purchased through a broker or agent, in which case the redemption order should be submitted to that broker or agent. Investors who have entered into agreements with the Trust may redeem shares of the Fund through the NSCC. For instructions on redeeming shares directly, call the Trust at 1-617-346-7646 or send an email to SHS@GMO.com.
U.S. tax information
The Fund has elected to be treated, and intends to qualify and be treated each year, as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) for U.S. federal income tax purposes and to distribute net investment income and net realized capital gains, if any, to shareholders. These distributions are taxable as ordinary income or capital gain to

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
U.S. shareholders that are not exempt from U.S. income tax or investing through a tax-advantaged account. U.S. shareholders who are investing through a tax-advantaged account may be taxed upon withdrawals from that account.
Financial intermediary compensation
The Fund makes payments out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders. In addition, GMO pays brokers, agents, or other financial intermediaries for transfer agency and related services. These payments create a conflict of interest by creating a financial incentive for the broker or other financial intermediary and salesperson to recommend the purchase of Fund shares over another investment. GMO also makes payments to financial intermediaries for the purchase of Fund shares, which creates a similar conflict of interest. Ask your salesperson or consult your financial intermediary’s website for more information.
Additional information
For important additional information about purchases and sales of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 150 of this Prospectus.

GMO-USONIAN JAPAN VALUE CREATION FUND
Investment objective
Total return.
Fees and expenses
The table below describes the fees and expenses that you may bear for each class of shares if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Annual Fund operating expenses1
(expenses that you bear each year as a percentage of the value of your investment)
	Class III	Class IV	Class V	Class VI	Class R6	Class I
Management fee	0.65%2	0.60%2	0.585%2	0.555%2	0.65%2	0.65%2
Other expenses	0.23%	0.23%	0.23%	0.23%	0.23%	0.33%3
Total annual fund operating expenses	0.88%	0.83%	0.82%	0.79%	0.88%	0.98%
Expense reimbursement/waiver	(0.23%)2	(0.23%)2	(0.23%)2	(0.23%)2	(0.23%)2	(0.23%)2,3
Total annual fund operating expenses after fee expense reimbursement/waiver	0.65%	0.60%	0.59%	0.56%	0.65%	0.75%
1 The amounts represent an annualized estimate based on the operating expenses incurred during the Fund’s initial fiscal year.
2 Includes both management fee of 0.50% and class-specific shareholder service fee, if any, for each class of shares. For additional information about the shareholder service fee applicable to each class of shares of the Fund, please see the table included in the section of the Prospectus entitled “Multiple Classes and Eligibility.” Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, organizational and start-up expenses, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. GMO also has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. These reimbursements and waivers will continue through at least June 30, 2022 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
3 Includes estimate of payments for sub-transfer agency, recordkeeping and other administrative services for Class I’s initial fiscal year. GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.10% of the average daily net assets attributable to Class I shares. This reimbursement will continue through at least June 30, 2022 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the applicable expense reimbursement and waivers noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years
Class III	$66	$258
Class IV	$61	$242
Class V	$60	$239
Class VI	$57	$229
Class R6	$66	$258
Class I	$77	$289
Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, for holders of Fund shares subject to U.S. taxes, higher income taxes. These transaction costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its initial fiscal period from September 14, 2020 through February 28, 2021, the Fund’s portfolio turnover rate (excluding short-term investments) was 28% of the average value of its portfolio securities.
Principal investment strategies
GMO seeks to achieve the Fund’s investment objective by investing primarily in equity securities of Japanese companies and companies tied economically to Japan that are profitable and that GMO believes are attractively valued and conservatively capitalized (e.g., have a strong asset base and/or low debt level).

GMO-USONIAN JAPAN VALUE CREATION FUND
In selecting securities for the Fund, GMO uses a bottom-up approach that seeks to identify companies with attractive valuations. That approach takes into account both systematic factors, such as profitability, profit stability, and leverage, and judgmental factors, such as GMO’s assessment of a company’s management (through management engagement and other forms of research), business strategies, and key risks. GMO monitors macroeconomic, social, political, and regulatory developments, including the potential impact of those developments on a company’s future prospects. The equity securities in which the Fund invests may include common stocks, preferred stocks and convertible preferred stocks. In addition, GMO considers ESG (environmental, social, and governance) criteria when evaluating equity securities for the Fund.
The Fund may invest in securities of companies of any market capitalization. The factors GMO considers and investment methods GMO uses can change over time. GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark. In addition to having substantial exposure to Japan (including the Japanese yen), at times, the Fund may have substantial exposure to a single issuer, asset class, industry, sector, country, region, issuer, or currency or companies with similar market capitalizations. GMO expects that the Fund’s portfolio will consist of a limited number of investments. The Fund could be subject to material losses from a single investment.
As an alternative to investing directly in equities, the Fund may invest in exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (ETFs) and may take short positions. The Fund also may invest in derivatives and ETFs in an attempt to obtain or adjust elements of its long or short investment exposure and as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, the Fund may lend its portfolio securities. The Fund also may invest in American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts.
Under normal circumstances, the Fund invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in securities of companies tied economically to Japan (see “Name Policy”).
The Fund also may invest in GMO U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.
Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Additional Information about the Funds’ Investment Strategies, Risks, and Expenses” and “Description of Principal Risks.”
•
Market Risk – Equities – The market price of an equity may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If the Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO and GMO’s assessment proves to be incorrect, the Fund runs the risk that the market price of the equity will not appreciate or will decline. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•
Focused Investment Risk – Because the Fund focuses its investments in securities of Japanese companies and companies tied economically to Japan, the Fund is more susceptible to changes in Japanese economic and political conditions, the reliability of financial information available concerning those companies, and the legal, tax and regulatory environment in Japan. Japan’s economy has experienced significant deflation and instability in its financial institutions historically, and there can be no assurance that such difficulties will not resurface, particularly in the event of a change in political leadership or other circumstances affecting the social, political or economic landscape of Japan. Changes in international trade and government tax and fiscal policies may have negative effects on the Japanese economy. Japan’s economy is geared toward global trade, and there can be no assurance that overseas demand for the products and services of Japanese companies will not change adversely in the future. Changes in any of the factors noted above could have a material negative impact on the Fund’s investments.

•
Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, issuers of non-U.S. securities often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, the Fund may be subject to non-U.S. taxes, potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments.

GMO-USONIAN JAPAN VALUE CREATION FUND
•
Currency Risk – Fluctuations in the exchange rate between the U.S. dollar and the Japanese Yen can adversely affect the market value of the Fund’s holdings (e.g., the value of the U.S. dollar increases in relation to the Japanese Yen).

•
Market Disruption and Geopolitical Risk – Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism) may disrupt securities markets and adversely affect global economies and markets, including Japan. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.

•
Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will require the Fund to sell securities at disadvantageous prices, disrupt the Fund’s operations, or force the Fund’s liquidation.

•
Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•
Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.

•
Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund also runs the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•
Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The Fund may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•
Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. In addition, the Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption, and losses will result if the value of the Fund’s assets declines between the time a redemption request is deemed to be received by the Fund and the time the Fund liquidates assets to meet that request.

•
Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities is unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

Performance
Because the Fund had not yet completed a full calendar year of operations as of the date of this Prospectus, performance information for the Fund is not included.
Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Team and Senior Member of GMO primarily responsible for portfolio management of the Fund:
Investment Team	Senior Member (Length of Service with Fund)	Title
Usonian Japan Equity Team	Drew Edwards (since the Fund’s inception in 2020)	Head, Usonian Japan Equity Team, GMO.
Purchase and sale of Fund shares
Under ordinary circumstances, you may purchase the Fund’s shares on days when both (i) the New York Stock Exchange (“NYSE”) is open for business and (ii) when the Japanese equity markets also are open for business. Purchase orders should be submitted directly to GMO Trust (the “Trust”) or through a broker or agent authorized to accept purchase and redemption orders on the Funds’ behalf. Investors who have entered into agreements with the Trust may purchase shares of the Fund through the National Securities Clearing Corporation (“NSCC”).
Class R6 shares and Class I shares are available for purchase by (i) eligible retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans), (ii) section 529 plans, and (iii) other investors whose accounts are maintained by the Fund through third-party platforms or intermediaries. Purchases of Class R6 shares or Class I shares are not subject to any minimum dollar amount.

GMO-USONIAN JAPAN VALUE CREATION FUND
Fund shares are redeemable. Under ordinary circumstances, you may redeem Fund shares on days when both (i) the NYSE is open for business and (ii) when the Japanese equity markets also are open for business. Redemption orders should be submitted directly to the Trust unless the Fund shares to be redeemed were purchased through a broker or agent, in which case the redemption order should be submitted to that broker or agent. Investors who have entered into agreements with the Trust may redeem shares of the Fund through the NSCC. For instructions on redeeming shares directly, call the Trust at 1-617-346-7646 or send an email to SHS@GMO.com.
U.S. tax information
The Fund intends to elect to be treated, and intends to qualify and be treated each year, as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) for U.S. federal income tax purposes and to distribute net investment income and net realized capital gains, if any, to shareholders. These distributions are taxable as ordinary income or capital gain to U.S. shareholders that are not exempt from U.S. income tax or investing through a tax-advantaged account. U.S. shareholders who are investing through a tax-advantaged account may be taxed upon withdrawals from that account.
Financial intermediary compensation
The Fund makes payments out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders. In addition, GMO pays brokers, agents, or other financial intermediaries for transfer agency and related services. These payments create a conflict of interest by creating a financial incentive for the broker or other financial intermediary and salesperson to recommend the purchase of Fund shares over another investment. GMO also makes payments to financial intermediaries for the purchase of Fund shares, which creates a similar conflict of interest. Ask your salesperson or consult your financial intermediary’s website for more information.
Additional information
For important additional information about purchases and sales of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 150 of this Prospectus.

GMO U.S. EQUITY FUND
Investment objective
High total return.
Fees and expenses
The table below describes the fees and expenses that you may bear for each class of shares if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Annual Fund operating expenses
(expenses that you bear each year as a percentage of the value of your investment)
	Class III	Class IV	Class V	Class VI	Class R6	Class I
Management fee	0.46%1	0.41%1	0.395%1	0.365%1	0.46%1	0.46%1
Other expenses	0.05%	0.05%	0.05%	0.04%	0.05%	0.15%2
Total annual fund operating expenses	0.51%	0.46%	0.45%	0.41%	0.51%	0.61%
Expense reimbursement/waiver	(0.04%)1	(0.04%)1	(0.04%)1	(0.04%)1	(0.04%)1	(0.04%)1,2
Total annual fund operating expenses after expense reimbursement/waiver	0.47%	0.42%	0.41%	0.37%	0.47%	0.57%
1 Includes both management fee of 0.31% and class-specific shareholder service fee, if any, for each class of shares. For additional information about the shareholder service fee applicable to each class of shares of the Fund, please see the table included in the section of the Prospectus entitled “Multiple Classes and Eligibility.” Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. GMO also has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. These reimbursements and waivers will continue through at least June 30, 2022 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
2 Includes estimate of payments for sub-transfer agency, recordkeeping and other administrative services for Class I’s initial fiscal year. GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.10% of the average daily net assets attributable to Class I shares. This reimbursement will continue through at least June 30, 2022 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class III	$48	$160	$281	$637
Class IV	$43	$144	$254	$575
Class V	$42	$140	$248	$563
Class VI	$38	$128	$226	$514
Class R6	$48	$160	$281	$637
Class I	$58	$191	$336	$758
Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, for holders of Fund shares subject to U.S. taxes, higher income taxes. These transaction costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2021, the Fund’s portfolio turnover rate (excluding short-term investments) was 81% of the average value of its portfolio securities. That portfolio turnover rate includes investments in U.S. Treasury Fund, which the Fund uses as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 28, 2021, excluding transactions in U.S. Treasury Fund and other short-term investments, was 66% of the average value of its portfolio securities.

GMO U.S. EQUITY FUND
Principal investment strategies
GMO seeks to achieve the Fund’s investment objective by investing the Fund’s assets primarily in U.S. equity markets. GMO selects the securities the Fund buys and sells based on its evaluation of companies’ published financial information and corporate behavior (such as corporate governance), sustainability criteria, securities’ prices, equity and other markets (e.g., bond and currency), the overall global economy, and governmental policies.
In selecting securities for the Fund, GMO’s quantitative investment process uses a combination of investment methods to identify securities GMO believes have positive return potential relative to other securities tied economically to U.S. equity markets. Some of these methods evaluate individual companies or groups of companies based on the ratio of their security price to historical financial information and forecasted financial information, such as return on invested capital, profitability, cash flow and earnings, and a comparison of these ratios to current and historical industry, market or company averages. Other methods focus on patterns of information, such as price movement or volatility of an asset class, security, or groups of securities relative to U.S. equity markets. In constructing the Fund’s portfolio, GMO considers a number of factors, including position size, industry and sector exposure, market capitalization, liquidity and transaction costs. At times, the Fund may have substantial exposure to a single asset class, industry, sector or companies with similar market capitalizations. The Fund may invest in securities of companies of any market capitalization. The factors GMO considers and investment methods GMO uses can change over time.
As an alternative to investing directly in equities, the Fund may invest in exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (ETFs). The Fund also may invest in derivatives and ETFs in an attempt to obtain or adjust elements of its long or short investment exposure and as a substitute for securities lending. Derivatives used may include futures, options, and swap contracts. In addition, the Fund may lend its portfolio securities.
Under normal circumstances, the Fund invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in equities tied economically to the United States (see “Name Policies”). The term “equities” refers to direct and indirect investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and equity real estate investment trusts (REITs) and income trusts.
The Fund also may invest in U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.
Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Additional Information about the Funds’ Investment Strategies, Risks, and Expenses” and “Description of Principal Risks.”
•
Market Risk – Equities – The market price of an equity may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If the Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO and GMO’s assessment proves to be incorrect, the Fund runs the risk that the market price of the equity will not appreciate or will decline. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•
Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Fund also runs the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•
Focused Investment Risk – Investments focused in asset classes sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

•
Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.

•
Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant

GMO U.S. EQUITY FUND
stock market and underlying securities. The Fund may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.
•
Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities is unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•
Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. In addition, the Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption, and losses will result if the value of the Fund’s assets declines between the time a redemption request is deemed to be received by the Fund and the time the Fund liquidates assets to meet that request.

•
Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•
Market Disruption and Geopolitical Risk – Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism) may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.

•
Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will require the Fund to sell securities at disadvantageous prices, disrupt the Fund’s operations, or force the Fund’s liquidation.

GMO U.S. EQUITY FUND
Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of two broad-based indices. Share classes not shown would have substantially similar annual returns to those below because all share classes invest in the same portfolio of securities. Annual returns vary among share classes to the extent that they bear different expenses. Share classes that bear higher expenses than the share classes shown below would have lower returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class III Shares*
Years Ending December 31
Highest Quarter: 19.81% (2Q2020)
Lowest Quarter: -21.15% (1Q2020)
Year-to-Date (as of 3/31/21): 13.19%
Average Annual Total Returns*
Periods Ending December 31, 2020
	1 Year	5 Years	10 Years	Incept.
Class III				9/18/85
Return Before Taxes	13.69%	12.15%	11.92%	11.07%
Return After Taxes on Distributions	10.57%	8.79%	9.42%	8.35%
Return After Taxes on Distributions and Sale of Fund Shares	9.06%	8.97%	9.25%	8.40%
S&P Composite 1500 Index1 (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	17.92%	14.96%	13.67%	N/A
Russell 3000 Index1 (Prior Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	20.89%	15.43%	13.79%	11.40%
Class VI				6/30/03
Return Before Taxes	13.75%	12.23%	12.01%	8.48%
S&P Composite 1500 Index1 (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	17.92%	14.96%	13.67%	10.36%
Russell 3000 Index1 (Prior Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	20.89%	15.43%	13.79%	10.52%
1 Effective April 1, 2020, the Fund changed its comparative broad-based index from the Russell 3000 Index to the S&P Composite 1500 Index.

* The Fund is the successor to GMO U.S. Core Fund, a former series of GMO Trust that had an investment objective and investment policies and restrictions substantially identical to those of the Fund. Performance of the Fund through September 16, 2005 is that of GMO U.S. Core Fund and reflects GMO U.S. Core Fund’s annual operating expenses (0.02% higher than those of the Fund). For periods during which the Fund or its predecessor had no Class V shares outstanding, Class V shares’ returns are those of the Fund’s Class IV shares, with no adjustment made to reflect the lower total annual operating expenses of Class V shares. Class V shares are invested in the same portfolio of securities as Class IV shares. Annual returns would principally differ to the extent Class V shares do not have the same expenses as Class IV shares.
Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Team and Senior Member of GMO primarily responsible for portfolio management of the Fund:
Investment Team	Senior Member (Length of Service with Fund)	Title
Global Equity	Simon Harris (since 2019)	Head, Global Equity Team, GMO.
Purchase and sale of Fund shares
Under ordinary circumstances, you may purchase the Fund’s shares on days when the New York Stock Exchange (“NYSE”) is open for business. Purchase orders should be submitted directly to GMO Trust (the ‘‘Trust’’) or through a broker or agent authorized to accept purchase and redemption orders on the Funds’ behalf. Investors who have entered into agreements with the Trust may purchase shares of the Fund through the National Securities Clearing Corporation (“NSCC”).

GMO U.S. EQUITY FUND
Class R6 shares and Class I shares are available for purchase by (i) eligible retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans), (ii) section 529 plans, and (iii) other investors whose accounts are maintained by the Fund through third-party platforms or intermediaries. Purchases of Class R6 shares or Class I shares are not subject to any minimum dollar amount.
Fund shares are redeemable. Under ordinary circumstances, you may redeem the Fund’s shares on days when the NYSE is open for business. Redemption orders should be submitted directly to the Trust unless the Fund shares to be redeemed were purchased through a broker or agent, in which case the redemption order should be submitted to that broker or agent. Investors who have entered into agreements with the Trust may redeem shares of the Fund through the NSCC. For instructions on redeeming shares directly, call the Trust at 1-617-346-7646 or send an email to SHS@GMO.com.
U.S. tax information
The Fund has elected to be treated, and intends to qualify and be treated each year, as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) for U.S. federal income tax purposes and to distribute net investment income and net realized capital gains, if any, to shareholders. These distributions are taxable as ordinary income or capital gain to U.S. shareholders that are not exempt from U.S. income tax or investing through a tax-advantaged account. U.S. shareholders who are investing through a tax-advantaged account may be taxed upon withdrawals from that account.
Financial intermediary compensation
The Fund makes payments out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders. In addition, GMO pays brokers, agents, or other financial intermediaries for transfer agency and related services. These payments create a conflict of interest by creating a financial incentive for the broker or other financial intermediary and salesperson to recommend the purchase of Fund shares over another investment. GMO also makes payments to financial intermediaries for the purchase of Fund shares, which creates a similar conflict of interest. Ask your salesperson or consult your financial intermediary’s website for more information.
Additional information
For important additional information about purchases and sales of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 150 of this Prospectus.

GMO U.S. SMALL CAP VALUE FUND
Investment objective
Total return in excess of its benchmark, the S&P SmallCap 600 Value Index.
Fees and expenses
The table below describes the fees and expenses that you may bear for each class of shares if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Annual Fund operating expenses
(expenses that you bear each year as a percentage of the value of your investment)
	Class III	Class IV	Class V	Class VI	Class R6	Class I
Management fee	0.46%1	0.41%1	0.395%1	0.365%1	0.46%1	0.46%1
Other expenses	0.04%	0.04%	0.04%	0.04%	0.04%	0.14%2
Total annual fund operating expenses	0.50%	0.45%	0.44%	0.41%	0.50%	0.60%
Expense reimbursement/waiver	(0.00%)1	(0.00%)1	(0.00%)1	(0.00%)1	(0.00%)1	(0.00%)1,2
Total annual fund operating expenses after expense reimbursement/waiver	0.50%	0.45%	0.44%	0.41%	0.50%	0.60%
1 Includes both management fee of 0.31% and class-specific shareholder service fee, if any, for each class of shares. For additional information about the shareholder service fee applicable to each class of shares of the Fund, please see the table included in the section of the Prospectus entitled “Multiple Classes and Eligibility.” Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.10% of the Fund’s average daily net assets. “Specified Operating Expenses” means only the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, organizational and start-up expenses, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. GMO is permitted to recover from the Fund, on a class-by-class basis, “Specified Operating Expenses” it has borne or reimbursed (whether through reduction of its fees or otherwise) to the extent that the Fund’s “Specified Operating Expenses” later fall below the annualized rate of 0.10% per year or any lower expense limit in effect when GMO seeks to recover the expenses. The Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. Any such recovery will not cause the Fund to exceed the annual limitation rate set forth above or any lower expense limit as is in effect at the time GMO seeks to recover expenses. GMO also has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. These reimbursements and waivers will continue through at least June 30, 2022 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
2 Includes estimate of payments for sub-transfer agency, recordkeeping and other administrative services for Class I’s initial fiscal year. GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.10% of the average daily net assets attributable to Class I shares. This reimbursement will continue through at least June 30, 2022 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class III	$51	$160	$280	$628
Class IV	$46	$144	$252	$567
Class V	$45	$141	$246	$555
Class VI	$42	$132	$230	$518
Class R6	$51	$160	$280	$628
Class I	$61	$192	$335	$750
Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, for holders of Fund shares subject to U.S. taxes, higher income taxes. These transaction costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2021, the Fund’s portfolio turnover rate (excluding short-term investments) was 98% of the average value of its portfolio securities. That portfolio turnover rate includes investments in U.S. Treasury Fund, which the Fund uses as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 28, 2021, excluding transactions in U.S. Treasury Fund and other short-term investments, was 86% of the average value of its portfolio securities.

GMO U.S. SMALL CAP VALUE FUND
Principal investment strategies
GMO seeks to achieve the Fund’s investment objective by investing primarily in equities of U.S. companies that are included in the S&P 600 Index or whose market capitalization at the time of investment is less than that of the 1,000 largest publicly held companies. GMO determines the securities the Fund buys and sells based on its evaluation of companies’ published financial information and corporate behavior (such as corporate governance), sustainability criteria, securities’ prices, equity and other markets (e.g., bond and currency), the overall global economy, and governmental policies.
In selecting securities for the Fund, GMO’s quantitative investment process uses a combination of investment methods to identify securities GMO believes have positive return potential relative to other securities tied economically to U.S. equity markets. Some of these methods evaluate individual companies or groups of companies based on the ratio of their security price to historical financial information and forecasted financial information, such as return on invested capital, profitability, cash flow and earnings, and a comparison of these ratios to current and historical industry, market or company averages. Other methods focus on patterns of information, such as price movement or volatility of an asset class, security, or groups of securities relative to U.S. equity markets. In constructing the Fund’s portfolio, GMO considers a number of factors, including position size, industry and sector exposure, market capitalization, liquidity and transaction costs. At times, the Fund may have substantial exposure to a single asset class, industry, sector or companies with similar market capitalizations. The Fund may invest in securities of companies of any market capitalization. The factors GMO considers and investment methods GMO uses can change over time.
As an alternative to investing directly in equities, the Fund may invest in exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (ETFs). The Fund also may invest in derivatives and ETFs in an attempt to obtain or adjust elements of its long or short investment exposure, and as a substitute for securities lending. Derivatives used may include futures, options, and swap contracts. In addition, the Fund may lend its portfolio securities.
Under normal circumstances, the Fund invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in equities tied economically to the United States. In addition, under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equities of small-cap companies (see “Name Policies”). The term “equities” refers to direct and indirect investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and equity real estate investment trusts (REITs) and income trusts. The term “small-cap companies” means companies whose market capitalization at the time of investment is less than that of the 1,000 largest publicly held companies or that are included in the S&P 600 Index. As of May 31, 2021, the market capitalization for the smallest of the 1,000 largest publicly held companies was approximately $2.0 billion. As of May 31, 2021, the market capitalization for the companies comprising the S&P 600 Index ranged from approximately $178.2 million to $15.7 billion. As of May 31, 2021, the S&P SmallCap 600 Value index included 470 of the companies comprising the S&P 600 Index.
The Fund also may invest in U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.
Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Additional Information about the Funds’ Investment Strategies, Risks, and Expenses” and “Description of Principal Risks.”
•
Market Risk – Equities − The market price of an equity may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If the Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO and GMO’s assessment proves to be incorrect, the Fund runs the risk that the market price of the equity will not appreciate or will decline. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•
Management and Operational Risk − The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Fund also runs the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•
Smaller Company Risk − Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•
Focused Investment Risk − Investments focused in asset classes sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

GMO U.S. SMALL CAP VALUE FUND
•
Illiquidity Risk − Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.

•
Derivatives and Short Sales Risk − The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The Fund may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•
Counterparty Risk − The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities is unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•
Leveraging Risk − The use of derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. In addition, the Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption, and losses will result if the value of the Fund’s assets declines between the time a redemption request is deemed to be received by the Fund and the time the Fund liquidates assets to meet that request.

•
Market Disruption and Geopolitical Risk − Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism) may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.

•
Large Shareholder Risk − To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will require the Fund to sell securities at disadvantageous prices, otherwise disrupt the Fund’s operation, or force the Fund’s liquidation.

GMO U.S. SMALL CAP VALUE FUND
Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the S&P SmallCap Value 600 Index. Share classes not shown would have substantially similar annual returns to those below because all share classes invest in the same portfolio of securities. Annual returns vary among share classes to the extent that they bear different expenses. Share classes that bear higher expenses than the share classes shown below would have lower returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class VI shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class VI Shares
Years Ending December 31
Highest Quarter: 27.43% (4Q2020)
Lowest Quarter: -38.07% (1Q2020)
Year-to-Date (as of 3/31/21): 23.92%
Average Annual Total Returns
Periods Ending December 31, 2020
	1 Year	5 Years	10 Years	Incept.
Class VI				7/2/19
Return Before Taxes	2.39%	N/A	N/A	7.33%
Return After Taxes on Distributions	2.00%	N/A	N/A	6.89%
Return After Taxes on Distributions and Sale of Fund Shares	1.66%	N/A	N/A	5.56%
S&P SmallCap 600 Value Index (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	2.53%	N/A	N/A	8.41%

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Team and Senior Member of GMO primarily responsible for portfolio management of the Fund:
Investment Team	Senior Member (Length of Service with Fund)	Title
Global Equity	Simon Harris (since the Fund’s inception in 2019)	Head, Global Equity Team, GMO.
Purchase and sale of Fund shares
Under ordinary circumstances, you may purchase the Fund’s shares on days when the New York Stock Exchange (“NYSE”) is open for business. Purchase orders should be submitted directly to GMO Trust (the “Trust”) or through a broker or agent authorized to accept purchase and redemption orders on the Funds’ behalf. Investors who have entered into agreements with the Trust may purchase shares of the Fund through the National Securities Clearing Corporation (“NSCC”).
Class R6 shares and Class I shares are available for purchase by (i) eligible retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans), (ii) section 529 plans, and (iii) other investors whose accounts are maintained by the Fund through third-party platforms or intermediaries. Purchases of Class R6 shares or Class I shares are not subject to any minimum dollar amount.
Fund shares are redeemable. Under ordinary circumstances, you may redeem the Fund’s shares on days when the NYSE is open for business. Redemption orders should be submitted directly to the Trust unless the Fund shares to be redeemed were purchased through a broker or agent, in which case the redemption order should be submitted to that broker or agent. Investors who have entered into agreements with the Trust may redeem shares of the Fund through the NSCC. For instructions on redeeming shares directly, call the Trust at 1-617-346-7646 or send an email to SHS@GMO.com.

GMO U.S. SMALL CAP VALUE FUND
U.S. tax information
The Fund has elected to be treated, and intends to qualify and be treated each year, as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) for U.S. federal income tax purposes and to distribute net investment income and net realized capital gains, if any, to shareholders. These distributions are taxable as ordinary income or capital gain to U.S. shareholders that are not exempt from U.S. income tax or investing through a tax-advantaged account. U.S. shareholders who are investing through a tax-advantaged account may be taxed upon withdrawals from that account.
Financial intermediary compensation
The Fund makes payments out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders. In addition, GMO pays brokers, agents, or other financial intermediaries for transfer agency and related services. These payments create a conflict of interest by creating a financial incentive for the broker or other financial intermediary and salesperson to recommend the purchase of Fund shares over another investment. GMO also makes payments to financial intermediaries for the purchase of Fund shares, which creates a similar conflict of interest. Ask your salesperson or consult your financial intermediary’s website for more information.
Additional information
For important additional information about purchases and sales of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 150 of this Prospectus.

GMO EMERGING MARKETS FUND
Investment objective
Total return in excess of that of its benchmark, the MSCI Emerging Markets Index.
Fees and expenses
The table below describes the fees and expenses that you may bear for each class of shares if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Annual Fund operating expenses
(expenses that you bear each year as a percentage of the value of your investment)
	Class II	Class III	Class IV	Class V	Class VI	Class R6	Class I
Management fee	0.87%1	0.80%1	0.755%1	0.735%1	0.705%1	0.87%1	0.87%1
Other expenses	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%	0.19%3
Acquired fund fees and expenses (underlying fund expenses)	0.01%2	0.01%2	0.01%2	0.01%2	0.01%2	0.01%2	0.01%2
Total annual fund operating expenses	0.97%	0.90%	0.86%	0.84%	0.81%	0.97%	1.07%
Expense reimbursement/waiver	(0.03%)1	(0.01%)1	(0.02%)1	(0.05%)1	(0.05%)1	(0.03%)1	(0.08%)1,3
Total annual fund operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	0.94%	0.89%	0.84%	0.79%	0.76%	0.94%	0.99%
1 Includes both management fee of 0.65% and class-specific shareholder service fee, if any, for each class of shares. For additional information about the shareholder service fee applicable to each class of shares of the Fund, please see the table included in the section of the Prospectus entitled “Multiple Classes and Eligibility.” Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses and state and federal registration fees. GMO also has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. In addition, GMO has contractually agreed to waive the shareholder service fees charged to each class of shares of the Fund to the extent necessary to prevent the shareholder service fees paid by the class from exceeding the following amounts of the class’s average daily net assets: 0.20% for Class II shares, 0.15% for Class III shares, 0.10% for Class IV shares, 0.05% for Class V shares, 0.02% for Class VI shares, 0.20% for Class R6 shares, and 0.20% for Class I shares. These reimbursements and waivers will continue through at least June 30, 2022 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
2 Consists of approximately less than 0.01% in underlying fund fees and expenses and 0.01% in commissions paid to brokers by the Fund for executing transactions in unaffiliated underlying funds.
3 Includes estimate of payments for sub-transfer agency, recordkeeping and other administrative services for Class I’s initial fiscal year. GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.05% of the average daily net assets attributable to Class I shares. This reimbursement will continue through at least June 30, 2022 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class II	$96	$306	$533	$1,187
Class III	$91	$286	$497	$1,107
Class IV	$86	$272	$475	$1,059
Class V	$81	$263	$461	$1,033
Class VI	$78	$254	$445	$997
Class R6	$96	$306	$533	$1,187
Class I	$101	$332	$582	$1,298

GMO EMERGING MARKETS FUND
Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, for holders of Fund shares subject to U.S. taxes, higher income taxes. These transaction costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2021, the Fund’s portfolio turnover rate (excluding short-term investments) was 102% of the average value of its portfolio securities.
Principal investment strategies
GMO seeks to achieve the Fund’s investment objective by investing under normal circumstances at least 80% of the Fund’s net assets directly and indirectly (e.g., through underlying funds or derivatives) in companies tied economically to markets that are not treated as “developed markets in the MSCI World Index (“emerging markets”) (see “Name Policies”). In addition to investing primarily in companies tied economically to emerging markets, the Fund may invest in companies that GMO believes are likely to benefit from growth in emerging markets. GMO expects that the Fund will have a value bias relative to its benchmark.
GMO uses proprietary quantitative techniques and fundamental analytical techniques to evaluate and select countries, sectors, and equity investments based on factors including, but not limited to, valuation, quality, patterns of price movement and volatility, macroeconomic factors, and ESG (environmental, social and governance) criteria. In constructing the Fund’s portfolio, GMO considers a number of factors, including the trade-off among forecasted returns, risk relative to the benchmark, transaction costs, and liquidity. GMO also adjusts the Fund’s portfolio for factors such as position size, market capitalization, and exposure to particular industries, sectors, countries, regions, or currencies. At times, the Fund may have substantial exposure to a single asset class, industry, sector, country, region, issuer, or currency or companies with similar market capitalizations. The Fund may invest in securities of companies of any market capitalization. The factors GMO considers and investment methods GMO uses can change over time.
As an alternative to investing directly in equities, the Fund may invest in exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (ETFs). The Fund also may invest in derivatives and ETFs in an attempt to obtain or adjust elements of its long or short investment exposure and as a substitute for securities lending. Derivatives used may include options, futures, forward currency contracts, swap contracts, and reverse repurchase agreements. The Fund’s foreign currency exposure may differ from the currency exposure represented by its equity investments. The Fund may overweight and underweight its positions in particular currencies relative to its benchmark, and GMO typically seeks to limit the carbon footprint of the Fund’s portfolio to no more than that of the Fund’s benchmark. In addition, the Fund may lend its portfolio securities.
The Fund also may invest in U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.
Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Additional Information about the Funds’ Investment Strategies, Risks, and Expenses” and “Description of Principal Risks.”
•
Market Risk – Equities – The market price of an equity may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If the Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO and GMO’s assessment proves to be incorrect, the Fund runs the risk that the market price of the equity will not appreciate or will decline. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•
Non-U.S. Investment Risk – The market prices of many non-U.S. securities (particularly of companies tied economically to emerging countries) fluctuate more than those of U.S. securities. Many non-U.S. securities markets (particularly emerging markets) are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, the Fund may be subject to non-U.S. taxes, potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, limitations on, or difficulties enforcing, legal judgments, contractual rights, or other remedies) tend to be greater for investments in the securities of companies tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or revenues from particular commodities, and often are more volatile than the economies of developed countries.

GMO EMERGING MARKETS FUND
•
Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•
Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Fund also runs the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•
Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.

•
Market Disruption and Geopolitical Risk – Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism) may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.

•
Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•
Focused Investment Risk – Investments focused in asset classes, industries, sectors, issuers, currencies, countries and regions (or in sectors within a country or region) that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

•
Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities is unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•
Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The Fund may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•
Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests (including ETFs), including the risk that those underlying funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, the increase in fees and expenses of an underlying fund or a reallocation of the Fund’s investments to underlying funds with higher fees or expenses will increase the Fund’s total expenses.

•
Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. In addition, the Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption, and losses will result if the value of the Fund’s assets declines between the time a redemption request is deemed to be received by the Fund and the time the Fund liquidates assets to meet that request.

•
Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will require the Fund to sell securities at disadvantageous prices, disrupt the Fund’s operations, or force the Fund’s liquidation.

GMO EMERGING MARKETS FUND
Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Share classes not shown would have substantially similar annual returns to those below because all share classes invest in the same portfolio of securities. Annual returns vary among share classes to the extent that they bear different expenses. Share classes that bear higher expenses than the share classes shown below would have lower returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class III Shares
Years Ending December 31
Highest Quarter: 15.88% (2Q2020)
Lowest Quarter: -24.26% (1Q2020)
Year-to-Date (as of 3/31/21): 5.96%
Average Annual Total Returns
Periods Ending December 31, 2020
	1 Year	5 Years	10 Years	Incept.
Class II1				11/29/96
Return Before Taxes	5.46%	11.48%	2.04%	7.72%
MSCI Emerging Markets Index2 (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	18.31%	12.80%	3.63%	6.71%
Class III				12/9/93
Return Before Taxes	5.53%	11.54%	2.09%	7.44%
Return After Taxes on Distributions	4.56%	10.82%	1.40%	6.19%
Return After Taxes on Distributions and Sale of Fund Shares	3.87%	9.26%	1.77%	6.30%
MSCI Emerging Markets Index2 (Fund benchmark) (reflects no deduction for fees or expenses, but are net of withholding tax on dividend reinvestment)	18.31%	12.80%	3.63%	6.05%
Class VI				6/30/03
Return Before Taxes	5.65%	11.69%	2.22%	9.89%
MSCI Emerging Markets Index2 (Fund benchmark) (reflects no deduction for fees or expenses, but are net of withholding tax on dividend reinvestment)	18.31%	12.80%	3.63%	10.66%
1 For the period from January 9, 1998 to August 12, 2009, no Class II shares were outstanding. The returns shown in the table for that period are those of Class III shares, which have been adjusted downward to reflect Class II’s higher total annual fund operating expenses (Class II’s expenses during these periods were calculated by adjusting Class III’s actual total annual fund operating expenses during such periods upward by the current differential between “Total annual fund operating expenses” for Class II and Class III shares shown in the Fund’s “Annual Fund operating expenses” table).
2 MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

GMO EMERGING MARKETS FUND
Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Sub-Adviser: GMO Singapore Pte. Limited (“GMO Singapore”)
Investment Team and Senior Members of GMO and/or GMO Singapore primarily responsible for portfolio management of the Fund:
Investment Team	Senior Member (Length of Service with Fund)	Title
Emerging Markets Equity	Warren Chiang (since 2015)	Portfolio Manager, Emerging Markets Equity Team, GMO.
Emerging Markets Equity	Amit Bhartia (since 2015)	Portfolio Manager, Emerging Markets Equity Team, GMO Singapore.
Emerging Markets Equity	Arjun Divecha (since the Fund’s inception in 1993)	Head, Emerging Markets Equity Team, GMO.
Purchase and sale of Fund shares
Under ordinary circumstances, you may purchase the Fund’s shares on days when the New York Stock Exchange (“NYSE”) is open for business. Purchase orders should be submitted directly to GMO Trust (the “Trust”) or through a broker or agent authorized to accept purchase and redemption orders on the Funds’ behalf. Investors who have entered into agreements with the Trust may purchase shares of the Fund through the National Securities Clearing Corporation (“NSCC”).
Class R6 shares and Class I shares are available for purchase by (i) eligible retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans), (ii) section 529 plans, and (iii) other investors whose accounts are maintained by the Fund through third-party platforms or intermediaries. Purchases of Class R6 shares or Class I shares are not subject to any minimum dollar amount.
Fund shares are redeemable. Under ordinary circumstances, you may redeem the Fund’s shares on days when the NYSE is open for business. Redemption orders should be submitted directly to the Trust unless the Fund shares to be redeemed were purchased through a broker or agent, in which case the redemption order should be submitted to that broker or agent. Investors who have entered into agreements with the Trust may redeem shares of the Fund through the NSCC. For instructions on redeeming shares directly, call the Trust at 1-617-346-7646 or send an email to SHS@GMO.com.
U.S. tax information
The Fund has elected to be treated, and intends to qualify and be treated each year, as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) for U.S. federal income tax purposes and to distribute net investment income and net realized capital gains, if any, to shareholders. These distributions are taxable as ordinary income or capital gain to U.S. shareholders that are not exempt from U.S. income tax or investing through a tax-advantaged account. U.S. shareholders who are investing through a tax-advantaged account may be taxed upon withdrawals from that account.
Financial intermediary compensation
The Fund makes payments out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders. In addition, GMO pays brokers, agents, or other financial intermediaries for transfer agency and related services. These payments create a conflict of interest by creating a financial incentive for the broker or other financial intermediary and salesperson to recommend the purchase of Fund shares over another investment. GMO also makes payments to financial intermediaries for the purchase of Fund shares, which creates a similar conflict of interest. Ask your salesperson or consult your financial intermediary’s website for more information.
Additional information
For important additional information about purchases and sales of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 150 of this Prospectus.

GMO EMERGING MARKETS EX-CHINA FUND
Investment objective
Total return in excess of that of its benchmark, the MSCI Emerging Markets ex-China Index.
Fees and expenses
The table below describes the fees and expenses that you may bear for each class of shares if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Annual Fund operating expenses1
(expenses that you bear each year as a percentage of the value of your investment)
	Class II	Class III	Class IV	Class V	Class VI	Class R6	Class I
Management fee	0.77%2	0.70%2	0.655%2	0.635%2	0.605%2	0.77%2	0.77%2
Other expenses	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.56%3
Total annual fund operating expenses	1.23%	1.16%	1.12%	1.10%	1.07%	1.23%	1.33%
Expense reimbursement/waiver	(0.38%)2	(0.36%)2	(0.37%)2	(0.40%)2	(0.40%)2	(0.38%)2	(0.38%)2,3
Total annual fund operating expenses after expense reimbursement/waiver	0.85%	0.80%	0.75%	0.70%	0.67%	0.85%	0.95%
1 The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year.
2 Includes both management fee of 0.55% and class-specific shareholder service fee, if any, for each class of shares. For additional information about the shareholder service fee applicable to each class of shares of the Fund, please see the table included in the section of the Prospectus entitled “Multiple Classes and Eligibility.” Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to waive its fees with respect to and/or reimburse the Fund to the extent that the Fund’s total annual fund operating expenses (after applying all other contractual and voluntary expense limitation arrangements in effect at the time) exceed the following amounts for each class of shares, in each case representing the average daily net assets for the indicated class of shares: 0.85% for class II shares; 0.80% for Class III shares; 0.75% for Class IV shares; 0.70% for Class V shares; 0.67% for Class VI shares; 0.85% for Class R6 shares; and 0.85% for Class I shares (each, an “Expense Cap”). Fees and expenses of the “non-interested” Trustees and legal counsel and independent compliance consultant to the “non-interested” Trustees, investment-related costs (such as brokerage commissions, interest, and acquired fund fees and expenses), payments out of assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries, taxes, litigation and indemnification expenses, judgments, and other extraordinary or non-recurring expenses not incurred in the ordinary course of the Fund’s business (collectively, “Excluded Expenses”), are excluded from the Expense Cap. GMO is permitted to recover from the Fund, on a class-by-class basis, expenses it has borne or reimbursed pursuant to an Expense Cap (whether through reduction of its fees or otherwise) to the extent that the Fund’s total annual fund operating expenses (excluding Excluded Expenses) later fall below that Expense Cap or any lower expense limit in effect when GMO seeks to recover the expenses. The Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. Any such recovery will not cause the Fund to exceed the Expense Caps set forth above or any lower expense limits as is in effect at the time GMO seeks to recover expenses. GMO also has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. These reimbursements and waivers will continue through at least June 30, 2022 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
3 Includes estimate of payments for sub-transfer agency, recordkeeping and other administrative services for Class I’s initial fiscal year. GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.10% of the average daily net assets attributable to Class I shares. This reimbursement will continue through at least June 30, 2022 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years
Class II	$87	$353
Class III	$82	$333
Class IV	$77	$319
Class V	$72	$310
Class VI	$68	$301
Class R6	$87	$353
Class I	$97	$384
Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, for holders of Fund shares subject to U.S. taxes, higher income taxes. These transaction costs, which are not

GMO EMERGING MARKETS EX-CHINA FUND
reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund had not commenced operations as of the fiscal year ended February 28, 2021, the Fund has no reportable portfolio turnover rate.
Principal investment strategies
GMO seeks to achieve the Fund’s investment objective by investing under normal circumstances at least 80% of the Fund’s net assets directly and indirectly (e.g., through underlying funds or derivatives) in companies tied economically to markets that are not treated as developed markets in the MSCI World Index, with the exception of China (“emerging markets”) (see “Name Policies”). In addition to investing primarily in companies tied economically to emerging markets, the Fund may invest in companies that GMO believes are likely to benefit from growth in emerging markets. GMO expects that the Fund will have a value bias relative to its benchmark.
GMO uses proprietary quantitative techniques and fundamental analytical techniques to evaluate and select countries, sectors, and equity investments based on factors including, but not limited to, valuation, quality, patterns of price movement and volatility, macroeconomic factors, and ESG (environmental, social and governance) criteria. In constructing the Fund’s portfolio, GMO considers a number of factors, including the trade-off among forecasted returns, risk relative to the benchmark, transaction costs, and liquidity. GMO also adjusts the Fund’s portfolio for factors such as position size, market capitalization, and exposure to particular industries, sectors, countries, regions, or currencies. At times, the Fund may have substantial exposure to a single asset class, industry, sector, country, region, issuer, or currency or companies with similar market capitalizations. The Fund may invest in securities of companies of any market capitalization. The factors GMO considers and investment methods GMO uses can change over time.
As an alternative to investing directly in equities, the Fund may invest in exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (ETFs). The Fund also may invest in derivatives and ETFs in an attempt to obtain or adjust elements of its long or short investment exposure and as a substitute for securities lending. Derivatives used may include options, futures, forward currency contracts, swap contracts, and reverse repurchase agreements. The Fund’s foreign currency exposure may differ from the currency exposure represented by its equity investments. The Fund may overweight and underweight its positions in particular currencies relative to its benchmark, and GMO typically seeks to limit the carbon footprint of the Fund’s portfolio to no more than that of the Fund’s benchmark. In addition, the Fund may lend its portfolio securities.
The Fund also may invest in U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.
Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Additional Information about the Funds’ Investment Strategies, Risks, and Expenses” and “Description of Principal Risks.”
•
Market Risk – Equities – The market price of an equity may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If the Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO and GMO’s assessment proves to be incorrect, the Fund runs the risk that the market price of the equity will not appreciate or will, in fact, decline. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•
Non-U.S. Investment Risk – The market prices of many non-U.S. securities (particularly of companies tied economically to emerging countries) fluctuate more than those of U.S. securities. Many non-U.S. securities markets (particularly emerging markets) are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, the Fund may be subject to non-U.S. taxes, potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, limitations on, or difficulties enforcing, legal judgments, contractual rights, or other remedies) tend to be greater for investments in the securities of companies tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or revenues from particular commodities, and often are more volatile than the economies of developed countries.

GMO EMERGING MARKETS EX-CHINA FUND
•
Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•
Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Fund also runs the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•
Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.

•
Market Disruption and Geopolitical Risk – Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism) may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.

•
Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•
Focused Investment Risk – Investments focused in asset classes, industries, sectors, issuers, currencies, countries and regions (or in sectors within a country or region) that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

•
Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities is unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•
Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The Fund may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•
Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests (including ETFs), including the risk that those underlying funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, the increase in fees and expenses of an underlying fund or a reallocation of the Fund’s investments to underlying funds with higher fees or expenses will increase the Fund’s total expenses.

•
Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. In addition, the Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption, and losses will result if the value of the Fund’s assets declines between the time a redemption request is deemed to be received by the Fund and the time the Fund liquidates assets to meet that request.

•
Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will require the Fund to sell securities at disadvantageous prices, disrupt the Fund’s operations, or force the Fund’s liquidation.

Performance
Because the Fund had not yet completed a full calendar year of operations as of the date of this Prospectus, performance information for the Fund is not included.

GMO EMERGING MARKETS EX-CHINA FUND
Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Sub-Adviser: GMO Singapore Pte. Limited (“GMO Singapore”)
Investment Team and Senior Members of GMO and/or GMO Singapore primarily responsible for portfolio management of the Fund:
Investment Team	Senior Member (Length of Service with Fund)	Title
Emerging Markets Equity	Warren Chiang (since the Fund’s inception in 2021)	Portfolio Manager, Emerging Markets Equity Team, GMO.
Emerging Markets Equity	Amit Bhartia (since the Fund’s inception in 2021)	Portfolio Manager, Emerging Markets Equity Team, GMO Singapore.
Emerging Markets Equity	Arjun Divecha (since the Fund’s inception in 2021)	Head, Emerging Markets Equity Team, GMO.
Purchase and sale of Fund shares
Under ordinary circumstances, you may purchase the Fund’s shares on days when the New York Stock Exchange (“NYSE”) is open for business. Purchase orders should be submitted directly to GMO Trust (the “Trust”) or through a broker or agent authorized to accept purchase and redemption orders on the Funds’ behalf. Investors who have entered into agreements with the Trust may purchase shares of the Fund through the National Securities Clearing Corporation (“NSCC”).
Class R6 shares and Class I shares are available for purchase by (i) eligible retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans), (ii) section 529 plans, and (iii) other investors whose accounts are maintained by the Fund through third-party platforms or intermediaries. Purchases of Class R6 shares or Class I shares are not subject to any minimum dollar amount.
Fund shares are redeemable. Under ordinary circumstances, you may redeem the Fund’s shares on days when the NYSE is open for business. Redemption orders should be submitted directly to the Trust unless the Fund shares to be redeemed were purchased through a broker or agent, in which case the redemption order should be submitted to that broker or agent. Investors who have entered into agreements with the Trust may redeem shares of the Fund through the NSCC. For instructions on redeeming shares directly, call the Trust at 1-617-346-7646 or send an email to SHS@GMO.com.
U.S. tax information
The Fund intends to elect to be treated, and intends to qualify and be treated each year, as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) for U.S. federal income tax purposes and to distribute net investment income and net realized capital gains, if any, to shareholders. These distributions are taxable as ordinary income or capital gain to U.S. shareholders that are not exempt from U.S. income tax or investing through a tax-advantaged account. U.S. shareholders who are investing through a tax-advantaged account may be taxed upon withdrawals from that account.
Financial intermediary compensation
The Fund makes payments out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders. In addition, GMO pays brokers, agents, or other financial intermediaries for transfer agency and related services. These payments create a conflict of interest by creating a financial incentive for the broker or other financial intermediary and salesperson to recommend the purchase of Fund shares over another investment. GMO also makes payments to financial intermediaries for the purchase of Fund shares, which creates a similar conflict of interest. Ask your salesperson or consult your financial intermediary’s website for more information.
Additional information
For important additional information about purchases and sales of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 150 of this Prospectus.

GMO EMERGING DOMESTIC OPPORTUNITIES FUND
Investment objective
Total return.
Fees and expenses
The table below describes the fees and expenses that you may bear for each class of shares if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Annual Fund operating expenses
(expenses that you bear each year as a percentage of the value of your investment)
	Class II	Class III	Class IV	Class V	Class VI	Class R6	Class I
Management fee	0.97%1	0.90%1	0.855%1	0.835%1	0.805%1	0.97%1	0.97%1
Other expenses	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.18%3
Acquired fund fees and expenses (underlying fund expenses)	0.10%2	0.10%2	0.10%2	0.10%2	0.10%2	0.10%2	0.10%2
Total annual fund operating expenses	1.15%	1.08%	1.04%	1.02%	0.99%	1.15%	1.25%
Expense reimbursement/waiver	(0.02%)1	(0.02%)1	(0.02%)1	(0.02%)1	(0.02%)1	(0.02%)1	(0.09%)1,3
Total annual fund operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	1.13%	1.06%	1.02%	1.00%	0.97%	1.13%	1.16%
1 Includes both management fee of 0.75% and class-specific shareholder service fee, if any, for each class of shares. For additional information about the shareholder service fee applicable to each class of shares of the Fund, please see the table included in the section of the Prospectus entitled “Multiple Classes and Eligibility.” Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and any portion of custody expenses that exceeds 0.10% of the Fund’s average daily net assets. GMO also has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. These reimbursements and waivers will continue through at least June 30, 2022 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
2 Consists of approximately 0.05% in underlying fund fees and expenses and 0.05% in commissions paid to brokers by the Fund for executing transactions in unaffiliated underlying funds.
3 Includes estimate of payments for sub-transfer agency, recordkeeping and other administrative services for Class I’s initial fiscal year. GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.03% of the average daily net assets attributable to Class I shares. This reimbursement will continue through at least June 30, 2022 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class II	$115	$363	$631	$1,396
Class III	$108	$341	$594	$1,315
Class IV	$104	$329	$572	$1,269
Class V	$102	$323	$561	$1,246
Class VI	$99	$313	$545	$1,211
Class R6	$115	$363	$631	$1,396
Class I	$118	$388	$678	$1,503
Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, for holders of Fund shares subject to U.S. taxes, higher income taxes. These transaction costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2021, the Fund’s portfolio turnover rate (excluding short-term investments) was 236% of the average value of its portfolio securities. That

GMO EMERGING DOMESTIC OPPORTUNITIES FUND
portfolio turnover rate includes investments in U.S. Treasury Fund, which the Fund uses as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 28, 2021, excluding transactions in U.S. Treasury Fund and other short-term investments, was 216% of the average value of its portfolio securities.
Principal investment strategies
GMO seeks to achieve the Fund’s investment objective by investing under normal circumstances at least 80% of the Fund’s assets directly and indirectly (e.g., through underlying funds or derivatives) in companies tied economically to markets that are not treated as “developed markets” in the MSCI World Index (“emerging markets”) (see “Name Policies”). The Fund primarily invests in companies whose prospects are linked to the internal (“domestic”) development and growth of the world’s emerging markets, including companies that provide goods and services to emerging market consumers.
The Fund’s investments are not limited to investments in companies located in any particular country or geographic region and often include investments in companies located in developed markets (e.g., the United States) when those companies are tied economically to emerging markets. GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark.
GMO’s investment process begins with country and sector allocation and then uses fundamental analytical techniques to select individual companies. In evaluating and selecting investments, GMO considers a number of factors, including, among others, GMO’s assessment of an investment’s fundamentals, growth prospects, positioning relative to its competitors, and ESG (environmental, social, and governance) criteria. In constructing the Fund’s portfolio, GMO considers a number of factors, including the trade-off among forecasted returns, risk, transaction costs, and liquidity. The Fund may invest in securities of companies of any market capitalization. At times, the Fund may have substantial exposure to a single asset class, industry, sector, country, region, issuer, or currency or companies with similar market capitalizations. The factors GMO considers and investment methods GMO uses can change over time.
As an alternative to investing directly in equities and fixed income securities, the Fund may invest in exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (ETFs). The Fund also may invest in derivatives and ETFs in an attempt to obtain or adjust elements of its long or short investment exposure and as a substitute for securities lending. At any given time the Fund may have material exposure to ETFs. Derivatives used may include options, futures, forward currency contracts, swap contracts, and reverse repurchase agreements. The Fund’s foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the Fund may lend its portfolio securities.
The Fund also may invest in fixed income securities of any maturity or credit quality (including below investment grade securities (commonly referred to as “high yield” or “junk bonds”)). The Fund also may invest in U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.
Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Additional Information about the Funds’ Investment Strategies, Risks, and Expenses” and “Description of Principal Risks.”
•
Market Risk – Equities – The market price of an equity may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If the Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO and GMO’s assessment proves to be incorrect, the Fund runs the risk that the market price of the equity will not appreciate or will decline. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•
Non-U.S. Investment Risk – The market prices of many non-U.S. securities (particularly of companies tied economically to emerging countries) fluctuate more than those of U.S. securities. Many non-U.S. securities markets (particularly emerging markets) are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, the Fund may be subject to non-U.S. taxes, potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks.

GMO EMERGING DOMESTIC OPPORTUNITIES FUND
Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, limitations on, or difficulties enforcing, legal judgments, contractual rights, or other remedies) tend to be greater for investments in the securities of companies tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or revenues from particular commodities, and often are more volatile than the economies of developed countries.
•
Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•
Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund also runs the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•
Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.

•
Market Disruption and Geopolitical Risk – Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism) may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.

•
Focused Investment Risk – The Fund’s investments in companies whose prospects are linked to the internal development and growth of a particular emerging market country create additional risk because the performance of those companies is likely to be highly correlated. In addition, Investments focused in asset classes, industries, sectors, issuers, currencies, countries and regions (or in sectors within a country or region) that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

•
Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The Fund may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•
Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests (including ETFs), including the risk that those underlying funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, the increase in fees and expenses of an underlying fund or a reallocation of the Fund’s investments to underlying funds with higher fees or expenses will increase the Fund’s total expenses.

•
Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•
Market Risk – Fixed Income – The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments).

•
Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligors of obligations underlying an asset-backed security will be unable or unwilling to satisfy their obligations to pay principal and interest or otherwise to honor their obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the failure of an issuer, guarantor, or obligor to meet its payment obligations or in anticipation of such failure. Below investment grade investments have speculative characteristics, and negative changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those investments to make principal and interest payments than issuers of investment grade investments.

•
Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities is unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•
Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. In addition, the Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption, and losses will result if the value of the Fund’s assets declines between the time a redemption request is deemed to be received by the Fund and the time the Fund liquidates assets to meet that request.

GMO EMERGING DOMESTIC OPPORTUNITIES FUND
•
Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will require the Fund to sell securities at disadvantageous prices, disrupt the Fund’s operations, or force the Fund’s liquidation.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Share classes not shown would have substantially similar annual returns to those below because all share classes invest in the same portfolio of securities. Annual returns vary among share classes to the extent that they bear different expenses. Share classes that bear higher expenses than the share classes shown below would have lower returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class II shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class II Shares
Years Ending December 31
Highest Quarter: 16.35% (2Q2020)
Lowest Quarter: -20.29% (1Q2020)
Year-to-Date (as of 3/31/21): 0.45%
Average Annual Total Returns
Periods Ending December 31, 2020
	1 Year	5 Years	10 Years	Incept.
Class II				3/24/11
Return Before Taxes	18.23%	9.93%	N/A	5.96%
Return After Taxes on Distributions	18.22%	8.75%	N/A	5.19%
Return After Taxes on Distributions and Sale of Fund Shares	11.08%	7.61%	N/A	4.65%
MSCI Emerging Markets Index1 (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	18.31%	12.80%	N/A	3.84%
Class V				11/29/13
Return Before Taxes	18.39%	10.08%	N/A	5.58%
MSCI Emerging Markets Index1 (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	18.31%	12.80%	N/A	5.87%
1 MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

GMO EMERGING DOMESTIC OPPORTUNITIES FUND
Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Sub-Adviser: GMO Singapore Pte. Limited (“GMO Singapore”)
Investment Team and Senior Members of GMO and/or GMO Singapore primarily responsible for portfolio management of the Fund:
Investment Team	Senior Member (Length of Service with Fund)	Title
Emerging Markets Equity	Amit Bhartia (since the Fund’s inception in 2011)	Portfolio Manager, Emerging Markets Equity Team, GMO Singapore.
Emerging Markets Equity	Arjun Divecha (since the Fund’s inception in 2011)	Head, Emerging Markets Equity Team, GMO.
Purchase and sale of Fund shares
Under ordinary circumstances, you may purchase the Fund’s shares on days when the New York Stock Exchange (“NYSE”) is open for business. Purchase orders should be submitted directly to GMO Trust (the “Trust”) or through a broker or agent authorized to accept purchase and redemption orders on the Funds’ behalf. Investors who have entered into agreements with the Trust may purchase shares of the Fund through the National Securities Clearing Corporation (“NSCC”).
Class R6 shares and Class I shares are available for purchase by (i) eligible retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans), (ii) section 529 plans, and (iii) other investors whose accounts are maintained by the Fund through third-party platforms or intermediaries. Purchases of Class R6 shares or Class I shares are not subject to any minimum dollar amount.
Fund shares are redeemable. Under ordinary circumstances, you may redeem the Fund’s shares on days when the NYSE is open for business. Redemption orders should be submitted directly to the Trust unless the Fund shares to be redeemed were purchased through a broker or agent, in which case the redemption order should be submitted to that broker or agent. Investors who have entered into agreements with the Trust may redeem shares of the Fund through the NSCC. For instructions on redeeming shares directly, call the Trust at 1-617-346-7646 or send an email to SHS@GMO.com.
U.S. tax information
The Fund has elected to be treated, and intends to qualify and be treated each year, as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) for U.S. federal income tax purposes and to distribute net investment income and net realized capital gains, if any, to shareholders. These distributions are taxable as ordinary income or capital gain to U.S. shareholders that are not exempt from U.S. income tax or investing through a tax-advantaged account. U.S. shareholders who are investing through a tax-advantaged account may be taxed upon withdrawals from that account.
Financial intermediary compensation
The Fund makes payments out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders. In addition, GMO pays brokers, agents, or other financial intermediaries for transfer agency and related services. These payments create a conflict of interest by creating a financial incentive for the broker or other financial intermediary and salesperson to recommend the purchase of Fund shares over another investment. GMO also makes payments to financial intermediaries for the purchase of Fund shares, which creates a similar conflict of interest. Ask your salesperson or consult your financial intermediary’s website for more information.
Additional information
For important additional information about purchases and sales of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 150 of this Prospectus.

GMO HIGH YIELD FUND
Investment objective
Total return in excess of that of its benchmark, the Markit iBoxx USD Liquid High Yield Index.
Fees and expenses
The table below describes the fees and expenses that you may bear for each class of shares if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Annual Fund operating expenses
(expenses that you bear each year as a percentage of the value of your investment)
	Class III	Class IV	Class V	Class VI	Class R6	Class I
Management fee	0.50%1	0.45%1	0.435%1	0.405%1	0.50%1	0.50%1
Other expenses	0.11%2	0.11%2	0.11%2	0.11%2	0.11%2	0.21%2,3
Acquired fund fees and expenses	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%
Total annual fund operating expenses	0.79%	0.74%	0.73%	0.70%	0.79%	0.89%
Expense reimbursement/waiver	(0.00%)1	(0.00%)1	(0.00%)1	(0.00%)1	(0.00%)1	(0.00%)1,3
Total annual fund operating expenses after expense reimbursement/waiver	0.79%	0.74%	0.73%	0.70%	0.79%	0.89%
1 Includes both management fee of 0.35% and class-specific shareholder service fee, if any, for each class of shares. For additional information about the shareholder service fee applicable to each class of shares of the Fund, please see the table included in the section of the Prospectus entitled “Multiple Classes and Eligibility.” Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.10% of the Fund’s average daily net assets. “Specified Operating Expenses” means only the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, organizational and start-up expenses, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. GMO is permitted to recover from the Fund, on a class-by-class basis, “Specified Operating Expenses” it has borne or reimbursed (whether through reduction of its fees or otherwise) to the extent that the Fund’s “Specified Operating Expenses” later fall below the annualized rate of 0.10% per year or any lower expense limit in effect when GMO seeks to recover the expenses. The Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. Any such recovery will not cause the Fund to exceed the annual limitation rate set forth above or any lower expense limit as is in effect at the time GMO seeks to recover expenses. GMO also has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. These reimbursements and waivers will continue through at least June 30, 2022 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
2 The amount includes interest expense incurred by the Fund as a result of entering into reverse repurchase agreements and/or margin on cleared swap contracts, if any. “Other expenses” (before addition of interest expense) and interest expense were approximately less than 0.01% and 0.11%, respectively.
3 Includes estimate of payments for sub-transfer agency, recordkeeping and other administrative services for Class I’s initial fiscal year. GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.10% of the average daily net assets attributable to Class I shares. This reimbursement will continue through at least June 30, 2022 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class III	$81	$252	$439	$978
Class IV	$76	$237	$411	$918
Class V	$75	$233	$406	$906
Class VI	$72	$224	$390	$871
Class R6	$81	$252	$439	$978
Class I	$91	$284	$493	$1,096
Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, for holders of Fund shares subject to U.S. taxes, higher income taxes. These transaction costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2021, the Fund’s portfolio turnover rate (excluding short-term investments) was 317% of the average value of its portfolio securities. That

GMO HIGH YIELD FUND
portfolio turnover rate includes investments in U.S. Treasury Fund, which the Fund uses as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 28, 2021, excluding transactions in U.S. Treasury Fund and other short-term investments, was 288% of the average value of its portfolio securities.
Principal investment strategies
The Fund’s investment objective is total return (i.e. net of fees) in excess of the Markit iBoxx USD Liquid High Yield Index. GMO seeks to achieve the Fund’s investment objective by applying a systematic, factor-based approach to portfolio construction. Through its research, GMO has identified factors that it believes affect returns across the high yield asset class and it seeks to allocate the Fund’s assets across investments to capitalize on opportunities related to those factors. GMO uses quantitative models, index sampling techniques, and diversification, liquidity, and cost management considerations to make investment decisions for the Fund.
The Fund invests in U.S. high yield bonds, commonly referred to as “junk bonds,” and other instruments providing high yield bond exposure, including fallen angel bonds (bonds originally issued as investment grade that have since been downgraded to below investment grade), short-dated bonds (bonds with short terms to maturity), exchange-traded funds (“ETFs”), swaps on the credit default swap index (CDX) and other high yield indices, and swaps on the benchmark, other high yield indices, and ETFs. The Fund may sell (write) put options and take short positions on the CDX and other high yield indices. The Fund also may invest in non-U.S. high yield bonds and other instruments providing non-U.S. high yield bond exposure.
In addition to the bonds and derivative instruments indicated above, the Fund may (but is not obligated to) invest in a wide variety of exchange-traded and over-the-counter (OTC) derivatives for investment exposure or hedging purposes, including, without limitation, reverse repurchase agreements, options, futures, swap contracts, swaptions, and foreign currency contracts. The Fund may lend its portfolio securities. The Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. Leverage is not a principal component of the Fund’s investment strategy. However, because of its derivative positions, the Fund may at times have gross investment exposure in excess of its net assets (i.e. the Fund may be leveraged), and therefore may be subject to heightened risk of loss during those times. The Fund’s performance can depend substantially on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.
For collateral and cash management purposes, the Fund may invest in cash equivalents (e.g., Treasury bills, Treasury floating rate notes and Federal Home Loan Bank discount notes and other agency notes), money market instruments, other fixed income securities (including non-U.S. fixed income securities) and instruments (including corporate notes, convertible debt securities and preferred stocks) and derivatives they underlie, as well as other investment companies (including ETFs, unit investment trusts, and closed-end funds) that invest primarily in high yield debt investments.
Under normal circumstances, the Fund invests directly and indirectly (e.g., through derivatives and ETFs) at least 80% of its assets in high yield bonds (see “Name Policy”). The term “bond” includes (i) obligations of an issuer to make payments on future dates of principal, interest (whether fixed or variable) or both and (ii) synthetic debt instruments created by GMO by using derivatives. “High yield bonds” generally include those bonds rated BB+ and lower by S&P Global Ratings or Ba1 and lower by Moody’s Investors Service, Inc. They also may include unrated bonds that GMO determines are of similar quality to those with such ratings.
The Fund also may invest in U.S. Treasury Fund, in money market funds unaffiliated with GMO, directly in the types of investments typically held by money market funds, and in fixed income securities issued by non-U.S. developed countries and their agencies and instrumentalities.
Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in any underlying funds in which it invests. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in any underlying funds, see “Additional Information about the Funds’ Investment Strategies, Risks, and Expenses” and “Description of Principal Risks.”
•
Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Fund also runs the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•
Market Risk – Fixed Income – The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments).

GMO HIGH YIELD FUND
•
Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligors of obligations underlying an asset-backed security will be unable or unwilling to satisfy their obligations to pay principal and interest or otherwise to honor their obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the failure of an issuer, guarantor, or obligor to meet its payment obligations or in anticipation of such failure. Below investment grade investments have speculative characteristics, and negative changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those investments to make principal and interest payments than issuers of investment grade investments. Investments in distressed or defaulted or other low quality debt investments generally are considered speculative and may involve substantial risks not normally associated with investments in higher quality securities, including adverse business, financial or economic conditions that lead to payment defaults and insolvency proceedings on the part of their issuers. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments, and the Fund may incur additional expenses to seek recovery. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt investment proves incorrect, the Fund may lose a substantial portion or all of its investment or may be required to accept cash or instruments worth less than its original investment.

•
Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The Fund may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•
Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in any underlying funds (including ETFs) in which it invests, including the risk that those underlying funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, the increase in fees and expenses of an underlying fund or a reallocation of the Fund’s investments to underlying funds with higher fees or expenses will increase the Fund’s total expenses.

•
Illiquidity Risk – Low trading volume, lack of a market maker, large position size or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.

•
Focused Investment Risk – Investments focused in asset classes, countries, regions, sectors, industries, currencies, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

•
Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities is unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•
Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•
Market Disruption and Geopolitical Risk – Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism) may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.

•
Non-U.S. Investment Risk – The market prices of many non-U.S. securities (particularly of companies tied economically to emerging countries) fluctuate more than those of U.S. securities. Many non-U.S. securities markets (particularly emerging markets) are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, the Fund may be subject to non-U.S. taxes, potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, limitations on, or difficulties enforcing, legal judgments, contractual rights, or other remedies) tend to be greater for investments in the securities of companies tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or revenues from particular commodities, and often are more volatile than the economies of developed countries.

GMO HIGH YIELD FUND
•
Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will require the Fund to sell securities at disadvantageous prices, disrupt the Fund’s operations, or force the Fund’s liquidation.

•
Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. In addition, the Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption, and losses will result if the value of the Fund’s assets declines between the time a redemption request is deemed to be received by the Fund and the time the Fund liquidates assets to meet that request.

•
Futures Contracts Risk – The loss to the Fund resulting from its use of futures contracts is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts increases the volatility of the Fund’s net asset value. A liquid secondary market may not exist for any particular futures contract at any particular time, and the Fund may be unable when it wishes to effect closing transactions to terminate its exposure under that contract. When the Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund’s investments that are subject to the hedge. In addition, the Fund may be unable to recover or may be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. Foreign futures contracts are often less liquid and more volatile than U.S. futures contracts.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is a broad-based index). Share classes not shown would have substantially similar annual returns to those below because all share classes invest in the same portfolio of securities. Annual returns vary among share classes to the extent that they bear different expenses. Share classes that bear higher expenses than the share classes shown below would have lower returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class VI shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class VI Shares
Years Ending December 31
Highest Quarter: 7.28% (1Q2019)
Lowest Quarter: -11.21% (1Q2020)
Year-to-Date (as of 3/31/21): 0.86%
Average Annual Total Returns
Periods Ending December 31, 2020
	1 Year	5 Years	10 Years	Incept.
Class VI				6/25/18
Return Before Taxes	5.47%	N/A	N/A	7.41%
Return After Taxes on Distributions	4.52%	N/A	N/A	5.09%
Return After Taxes on Distributions and Sale of Fund Shares	3.22%	N/A	N/A	4.67%
Markit iBoxx USD Liquid High Yield Index (Fund benchmark) reflects no deduction for fees, expenses, or taxes ,but are net of withholding tax on dividend reinvestments)	4.66%	N/A	N/A	6.52%

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Team and Senior Member of GMO primarily responsible for portfolio management of the Fund:
Investment Team	Senior Member (Length of Service with Fund)	Title
Structured Products	Joe Auth (since the Fund’s inception in 2018)	Head, Structured Products Team, GMO.

GMO HIGH YIELD FUND
Purchase and sale of Fund shares
Under ordinary circumstances, you may purchase the Fund’s shares on days when both (i) the New York Stock Exchange (“NYSE”) is open for business and (ii) the U.S. bond markets are also open for business. Purchase orders should be submitted directly to GMO Trust (the “Trust”) or through a broker or agent authorized to accept purchase and redemption orders on the Funds’ behalf. Investors who have entered into agreements with the Trust may purchase shares of the Fund through the National Securities Clearing Corporation (“NSCC”).
Class R6 shares and Class I shares are available for purchase by (i) eligible retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans), (ii) section 529 plans, and (iii) other investors whose accounts are maintained by the Fund through third-party platforms or intermediaries. Purchases of Class R6 shares or Class I shares are not subject to any minimum dollar amount.
Fund shares are redeemable. Under ordinary circumstances, you may redeem the Fund’s shares on days when both (i) the NYSE is open for business and (ii) the U.S. bond markets are also open for business. Redemption orders should be submitted directly to the Trust unless the Fund shares to be redeemed were purchased through a broker or agent, in which case the redemption order should be submitted to that broker or agent. Investors who have entered into agreements with the Trust may redeem shares of the Fund through the NSCC. For instructions on redeeming shares directly, call the Trust at 1-617-346-7646 or send an email to SHS@GMO.com.
U.S. tax information
The Fund has elected to be treated, and intends to qualify and be treated each year, as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) for U.S. federal income tax purposes and to distribute net investment income and net realized capital gains, if any, to shareholders. These distributions are taxable as ordinary income or capital gain to U.S. shareholders that are not exempt from U.S. income tax or investing through a tax-advantaged account. U.S. shareholders who are investing through a tax-advantaged account may be taxed upon withdrawals from that account.
Financial intermediary compensation
The Fund makes payments out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders. In addition, GMO pays brokers, agents, or other financial intermediaries for transfer agency and related services. These payments create a conflict of interest by creating a financial incentive for the broker or other financial intermediary and salesperson to recommend the purchase of Fund shares over another investment. GMO also makes payments to financial intermediaries for the purchase of Fund shares, which creates a similar conflict of interest. Ask your salesperson or consult your financial intermediary’s website for more information.
Additional information
For important additional information about purchases and sales of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 150 of this Prospectus.

GMO MULTI-SECTOR FIXED INCOME FUND
(formerly known as “GMO Core Plus Bond Fund”)
Investment objective
Total return in excess of that of its benchmark, the Bloomberg Barclays U.S. Aggregate Index.
Fees and expenses
The table below describes the fees and expenses that you may bear for each class of shares if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Annual Fund operating expenses
(expenses that you bear each year as a percentage of the value of your investment)
	Class III	Class IV	Class R6	Class I
Management fee	0.40%1	0.35%1	0.40%1	0.40%1
Other expenses	0.09%	0.08%	0.09%	0.19%3
Acquired fund fees and expenses (underlying fund expenses)	0.21%2	0.21%2	0.21%2	0.21%2
Total annual fund operating expenses	0.70%	0.64%	0.70%	0.80%
Expense reimbursement/waiver	(0.19%)1	(0.19%)1	(0.19%)1	(0.19%)1,3
Total annual fund operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	0.51%	0.45%	0.51%	0.61%
1 Includes both management fee of 0.25% and class-specific shareholder service fee, if any, for each class of shares. For additional information about the shareholder service fee applicable to each class of shares of the Fund, please see the table included in the section of the Prospectus entitled “Multiple Classes and Eligibility.” Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. GMO also has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. These reimbursements and waivers will continue through at least June 30, 2022 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
2 Consists of approximately 0.14% in underlying fund fees and expenses, less than 0.01% in interest expense incurred by underlying funds, and 0.07% in purchase premiums and redemption fees paid to underlying funds.
3 Includes estimate of payments for sub-transfer agency, recordkeeping and other administrative services for Class I’s initial fiscal year. GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.10% of the average daily net assets attributable to Class I shares. This reimbursement will continue through at least June 30, 2022 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class III	$52	$205	$371	$853
Class IV	$46	$186	$338	$780
Class R6	$52	$205	$371	$853
Class I	$62	$236	$425	$972
Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, for holders of Fund shares subject to U.S. taxes, higher income taxes. These transaction costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2021, the Fund’s portfolio turnover rate (excluding short-term investments) was 335% of the average value of its portfolio securities. That portfolio turnover rate includes investments in U.S. Treasury Fund, which the Fund uses as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 28, 2021, excluding transactions in U.S. Treasury Fund and other short-term investments, was 262% of the average value of its portfolio securities.

GMO MULTI-SECTOR FIXED INCOME FUND
Principal investment strategies
The Fund’s investment program has two principal components. One component seeks to achieve a return commensurate with that of the Fund’s benchmark. The second component seeks to add value relative to the Fund’s benchmark by making investments that often will not track its benchmark. These investments principally include global interest rate and currency derivatives and indirect (through other GMO Funds and exchange-traded funds (ETFs)) and direct investments in asset-backed, corporate, government and emerging country debt securities. This second component can cause the Fund’s performance to differ significantly from that of its benchmark.
In deciding what investments to make in global interest rate and currency markets and the size of those investments, GMO uses a quantitative approach that considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). GMO evaluates the relative attractiveness of particular markets and instruments using various fixed income risk premium measures, which typically include term structure, foreign exchange, volatility, credit, liquidity and other risks. GMO also may consider the relative attractiveness of yield curve and duration positions in these markets. In addition, GMO seeks to identify opportunities arising from unusual market conditions not otherwise identified by its quantitative models and uses various portfolio construction techniques to manage risk.
In making decisions regarding credit investments, GMO seeks to take advantage of its proprietary investment models to allocate the Fund’s assets opportunistically among credit sectors (e.g., investment grade and high yield) and to systematically identify investments within those credit sectors with the best risk/return profiles. In selecting credit investments, the models used by GMO take into account value criteria, quality factors (including ESG (environmental, social, and governance) criteria), momentum, and liquidity.
The factors GMO considers and investment methods GMO uses can change over time. In pursuing its investment program, the Fund may make investments in: (i) bonds denominated in various currencies, including non-U.S. and U.S. government bonds, agency bonds, and corporate bonds, asset-backed securities, and emerging country debt securities; (ii) shares of Opportunistic Income Fund (to provide exposure to credit (particularly, asset-backed) markets); (iii) shares of Emerging Country Debt Fund (“ECDF”) (to provide exposure to emerging country debt securities); (iv) shares of High Yield Fund (to provide exposure to high yield bonds); (v) ETFs; and (vi) shares of U.S. Treasury Fund, money market funds unaffiliated with GMO, and the types of investments typically held by money market funds. The Fund may also engage in short sales and invest in derivatives, including without limitation, to-be-announced transactions, futures contracts, currency and interest rate options, currency forwards, repurchase agreements and reverse repurchase agreements, and swap contracts, such as swaps on securities and securities indices, total return swaps, interest rate swaps, and currency swaps, and other types of derivatives.
The Fund has and expects to continue to have material exposure to U.S. and non-U.S. bonds, U.S. asset-backed securities, and emerging country debt securities that are below investment grade (below investment grade debt investments are commonly referred to as “high yield” or “junk bonds,” although these terms are not generally used to refer to emerging country debt securities or asset-backed securities).
GMO normally seeks to maintain an annualized tracking error (standard deviation) relative to the Fund’s benchmark of 1-3% over a complete market cycle and an estimated interest rate duration within 2 years of the benchmark’s duration (approximately 6 years as of 5/31/21). For an additional discussion of duration, see “Additional Information About the Funds’ Investment Strategies, Risks and Expenses — Bond Funds — Duration.”
Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds (see “Name Policies”). The term “bond” includes (i) obligations of an issuer to make payments on future dates of principal, interest (whether fixed or variable) or both and (ii) synthetic debt instruments created by GMO by using derivatives (e.g., a futures contract, swap contract, currency forward, or option).
The Fund may invest in securities of companies of any market capitalization. In addition, the Fund may lend its portfolio securities. The Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. Leverage is not a principal component of the Fund’s investment strategy. However, because of its derivative positions, the Fund may at times have gross investment exposure in excess of its net assets (i.e. the Fund may be leveraged) and therefore may be subject to heightened risk of loss during those times. The Fund’s performance can depend substantially on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.
Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Additional Information about the Funds’ Investment Strategies, Risks, and Expenses” and “Description of Principal Risks.”
•
Market Risk – Fixed Income – The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments).

GMO MULTI-SECTOR FIXED INCOME FUND
•
Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligors of obligations underlying an asset-backed security will be unable or unwilling to satisfy their obligations to pay principal and interest or otherwise to honor their obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the failure of an issuer, guarantor, or obligor to meet its payment obligations or in anticipation of such failure. Below investment grade investments have speculative characteristics, and negative changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those investments to make principal and interest payments than issuers of investment grade investments.

•
Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Fund also runs the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•
Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The Fund may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•
Market Risk – Asset-Backed Securities – The market price of asset-backed securities, like that of other fixed income investments with complex structures, can decline for a variety of reasons, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, deal structure, creditworthiness of any credit-support provider, and reliability of various other service providers with access to the payment stream), and a problem in any of these factors can lead to a reduction in the payment stream GMO expected the Fund to receive when the Fund purchased the asset-backed security. During periods of deteriorating economic conditions, such as recessions or periods of rising unemployment, delinquencies and losses generally increase, sometimes dramatically, with respect to securitizations involving loans, sales contracts, receivables and other obligations underlying asset-backed securities. The effects of the COVID-19 virus, and governmental responses to the effects of the virus, may result in increased delinquencies and losses and have other, potentially unanticipated, adverse effects on such investments and the markets for those investments.

•
Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•
Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.

•
Futures Contracts Risk – The loss to the Fund resulting from its use of futures contracts is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts increases the volatility of the Fund’s net asset value. A liquid secondary market may not exist for any particular futures contract at any particular time, and the Fund may be unable when it wishes to effect closing transactions to terminate its exposure under that contract. When the Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund’s investments that are subject to the hedge. In addition, the Fund may be unable to recover or may be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. Foreign futures contracts are often less liquid and more volatile than U.S. futures contracts.

•
Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those underlying funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, the increase in fees and expenses of an underlying fund or a reallocation of the Fund’s investments to underlying funds with higher fees or expenses will increase the Fund’s total expenses.

•
Non-U.S. Investment Risk – The market prices of many non-U.S. securities (particularly of companies tied economically to emerging countries) fluctuate more than those of U.S. securities. Many non-U.S. securities markets (particularly emerging markets) are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, the Fund may be subject to non-U.S. taxes, potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S.

GMO MULTI-SECTOR FIXED INCOME FUND
investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, limitations on, or difficulties enforcing, legal judgments, contractual rights, or other remedies) tend to be greater for investments in the securities of companies tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or revenues from particular commodities, and often are more volatile than the economies of developed countries.
•
Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities is unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•
Focused Investment Risk – Investments focused in countries, regions, sectors, industries, asset classes, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated, such as the Fund’s investments in non-U.S. government bonds and asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans, and home equity loans), are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

•
Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. In addition, the Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption, and losses will result if the value of the Fund’s assets declines between the time a redemption request is deemed to be received by the Fund and the time the Fund liquidates assets to meet that request.

•
Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will require the Fund to sell securities at disadvantageous prices, disrupt the Fund’s operations, or force the Fund’s liquidation.

•
Market Disruption and Geopolitical Risk – Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism) may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.

•
Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

GMO MULTI-SECTOR FIXED INCOME FUND
Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Share classes not shown would have substantially similar annual returns to those below because all share classes invest in the same portfolio of securities. Annual returns vary among share classes to the extent that they bear different expenses. Share classes that bear higher expenses than the share classes shown below would have lower returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class III Shares
Years Ending December 31
Highest Quarter: 4.47% (2Q2020)
Lowest Quarter: -3.57% (2Q2013)
Year-to-Date (as of 3/31/21): -4.66%
Average Annual Total Returns
Periods Ending December 31, 2020
	1 Year	5 Years	10 Years	Incept.
Class III				4/30/97
Return Before Taxes	7.88%	5.04%	5.18%	5.44%
Return After Taxes on Distributions	4.40%	2.93%	3.08%	2.89%
Return After Taxes on Distributions and Sale of Fund Shares	5.55%	3.05%	3.15%	3.14%
Bloomberg Barclays U.S. Aggregate Index (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	7.51%	4.43%	3.84%	5.25%
Class IV				7/26/05
Return Before Taxes	7.95%	5.10%	5.24%	4.48%
Bloomberg Barclays U.S. Aggregate Index (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	7.51%	4.43%	3.84%	4.41%

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:
Investment Team	Senior Member (Length of Service with Fund)	Title
Developed Rates and FX	Jason Hotra (since 2016)	Head, Developed Rates and FX Team and co-Head of Multi-Sector Fixed Income Strategy, GMO.
Developed Rates and FX	Riti Samanta (since June 2020)	Portfolio Manager, Head of Systematic Credit and co-Head of Multi-Sector Fixed Income Strategy, GMO.
Purchase and sale of Fund shares
Under ordinary circumstances, you may purchase the Fund’s shares on days when both (i) the New York Stock Exchange (“NYSE”) is open for business and (ii) the U.S. bond markets are also open for business. Purchase orders should be submitted directly to GMO Trust (the “Trust”) or through a broker or agent authorized to accept purchase and redemption orders on the Funds’ behalf. Investors who have entered into agreements with the Trust may purchase shares of the Fund through the National Securities Clearing Corporation (“NSCC”).
Class R6 shares and Class I shares are available for purchase by (i) eligible retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans), (ii) section 529 plans, and (iii) other investors whose accounts are maintained by the Fund through third-party platforms or intermediaries. Purchases of Class R6 shares or Class I shares are not subject to any minimum dollar amount.
Fund shares are redeemable. Under ordinary circumstances, you may redeem the Fund’s shares on days when both (i) the NYSE is open for business and (ii) the U.S. bond markets are also open for business. Redemption orders should be submitted directly to the Trust unless the Fund shares to be redeemed were purchased through a broker or agent, in which case the redemption order should be submitted to that broker or agent. Investors who have entered into agreements with the Trust may redeem shares of the Fund through the NSCC. For instructions on redeeming shares directly, call the Trust at 1-617-346-7646 or send an email to SHS@GMO.com.
U.S. tax information
The Fund has elected to be treated, and intends to qualify and be treated each year, as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) for U.S. federal income tax purposes and to distribute net

GMO MULTI-SECTOR FIXED INCOME FUND
investment income and net realized capital gains, if any, to shareholders. These distributions are taxable as ordinary income or capital gain to U.S. shareholders that are not exempt from U.S. income tax or investing through a tax-advantaged account. U.S. shareholders who are investing through a tax-advantaged account may be taxed upon withdrawals from that account.
Financial intermediary compensation
The Fund makes payments out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders. In addition, GMO pays brokers, agents, or other financial intermediaries for transfer agency and related services. These payments create a conflict of interest by creating a financial incentive for the broker or other financial intermediary and salesperson to recommend the purchase of Fund shares over another investment. GMO also makes payments to financial intermediaries for the purchase of Fund shares, which creates a similar conflict of interest. Ask your salesperson or consult your financial intermediary’s website for more information.
Additional information
For important additional information about purchases and sales of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 150 of this Prospectus.

GMO EMERGING COUNTRY DEBT FUND
Investment objective
Total return in excess of that of its benchmark, the J.P. Morgan EMBI Global Diversified.
Fees and expenses
The tables below describe the fees and expenses that you may bear for each class of shares if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder fees1
(fees paid directly from your investment)
	Class III	Class IV	Class VI
Purchase premium (as a percentage of amount invested)	0.75%	0.75%	0.75%
Redemption fee (as a percentage of amount redeemed)	0.75%	0.75%	0.75%
Annual Fund operating expenses
(expenses that you bear each year as a percentage of the value of your investment)
	Class III	Class IV	Class VI
Management fee	0.50%2	0.45%2	0.405%2
Other expenses	0.04%3	0.04%3	0.04%3
Total annual fund operating expenses	0.54%	0.49%	0.45%
Expense waiver	(0.00%)2	(0.00%)2	(0.00%)2
Total annual fund operating expenses after expense waiver	0.54%	0.49%	0.45%
1 For additional information, see “Purchase Premiums and Redemption Fees” on page 185 of this Prospectus.
2 Includes both management fee of 0.35% and class-specific shareholder service fee, if any, for each class of shares. For additional information about the shareholder service fee applicable to each class of shares of the Fund, please see the table included in the section of the Prospectus entitled “Multiple Classes and Eligibility.” Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. This waiver will continue through at least June 30, 2022 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
3 The amount includes interest expense incurred by the Fund as a result of entering into reverse repurchase agreements and/or margin on cleared swap contracts, if any. “Other expenses” (before addition of interest expense) and interest expense were approximately 0.04% and less than 0.01%, respectively.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	If you sell your shares				If you do not sell your shares
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class III	$208	$332	$467	$862	$130	$247	$375	$747
Class IV	$203	$316	$440	$802	$125	$231	$347	$686
Class VI	$199	$303	$418	$754	$121	$218	$325	$638
Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, for holders of Fund shares subject to U.S. taxes, higher income taxes. These transaction costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2021, the Fund’s portfolio turnover rate (excluding short-term investments) was 55% of the average value of its portfolio securities. That portfolio turnover rate includes investments in U.S. Treasury Fund, which the Fund uses as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 28, 2021, excluding transactions in U.S. Treasury Fund and other short-term investments, was 56% of the average value of its portfolio securities.

GMO EMERGING COUNTRY DEBT FUND
Principal investment strategies
The Fund invests primarily in non-local currency denominated debt (“external debt”) of emerging market sovereign and quasi-sovereign issuers. “Sovereign” refers to a government and “quasi-sovereign” refers to a governmental agency, political subdivision or other instrumentality or issuer that is majority owned, directly or indirectly, or whose obligations are guaranteed, by a government. Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in debt investments tied economically to emerging countries (see “Name Policies”). In general, the Fund considers “emerging countries” to be countries that are included in the Fund’s benchmark or that have similar national domestic products or default histories to those of countries included in the Fund’s benchmark. The Fund’s performance is likely to be more volatile than that of its benchmark.
The Fund typically gains its investment exposure by purchasing debt investments or by using derivatives, typically credit default swaps. The Fund may invest in debt investments of all credit qualities, including securities that are in default, and may invest in corporate bonds. (The debt investments in which the Fund invests includes below investment grade debt investments, which are commonly referred to as “high yield” or “junk bonds,” although these terms are not generally used to refer to emerging country debt securities.) The debt investments in which the Fund invests are usually denominated in U.S. dollars, Euros, Japanese yen, Swiss francs, or British pounds sterling, although the Fund also may invest in debt investments that are denominated in local currencies. After hedging, U.S. dollars typically comprise at least 75% of the Fund’s exposures. The Fund typically invests in less liquid debt investments with the intention of holding them for an extended period of time.
When constructing the portfolio, GMO considers risk at both the portfolio and individual security level and generally takes into account, among other factors, interest rate duration, credit spread duration, liquidity, transaction costs and default duration as well as the idiosyncratic risk of each instrument. When making investment decisions, GMO typically relies more heavily on its assessment of the risk-reward characteristics of individual investments in a given country than on its outlook for that particular country. GMO uses fundamental analytical techniques as the basis for its analysis of both individual investments and country outlook. In performing its analysis with respect to country outlook, GMO typically incorporates aspects of ESG (environmental, social, and governance) criteria. The factors GMO considers and investment methods GMO uses can change over time.
In seeking to achieve the Fund’s investment objective, GMO typically invests a portion of the Fund’s assets in over-the-counter (OTC) and exchange-traded derivatives, including options, swap contracts (including interest rate swaps, total return swaps and credit default swaps), forward currency contracts (including forward contracts on currencies of developed markets), and reverse repurchase agreements. The Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. Leverage is not a principal component of the Fund’s investment strategy. However, because of its derivative positions, the Fund may at times have gross investment exposure in excess of its net assets (i.e. the Fund may be leveraged), and therefore may be subject to heightened risk of loss during those times. The Fund’s performance can depend substantially on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.
The Fund also may invest in U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.
GMO normally seeks to maintain an interest rate duration for the Fund that is similar to that of its benchmark (approximately 8 years as of May 31, 2021). For an additional discussion of duration, see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Bond Funds — Duration.”
Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Additional Information about the Funds’ Investment Strategies, Risks, and Expenses” and “Description of Principal Risks.”
•
Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligors of obligations underlying an asset-backed security will be unable or unwilling to satisfy their obligations to pay principal and interest or otherwise to honor their obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the failure of an issuer, guarantor, or obligor to meet its payment obligations or in anticipation of such failure. In addition, investments in emerging country sovereign or quasi-sovereign debt involve a heightened risk that the issuer responsible for repayment of the debt may be unable or unwilling to pay interest and repay principal when due, and the Fund may lack recourse against the issuer in the event of default. Investments in quasi-sovereign debt also are subject to the risk that the issuer will default independently of its sovereign. Below investment grade investments have speculative characteristics, and negative changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those investments to make principal and interest payments than issuers of investment grade investments.

•
Market Risk – Fixed Income – The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market prices of emerging country sovereign and quasi-sovereign debt investments can decline due to uncertainty about their credit quality and the reliability of their payment streams.

GMO EMERGING COUNTRY DEBT FUND
•
Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.

•
Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The Fund may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•
Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities is unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•
Non-U.S. Investment Risk – The market prices of many non-U.S. securities (particularly of companies tied economically to emerging countries) fluctuate more than those of U.S. securities. Many non-U.S. securities markets (particularly emerging markets) are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, the Fund may be subject to non-U.S. taxes, potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, limitations on, or difficulties enforcing, legal judgments, contractual rights, or other remedies) tend to be greater for investments in the securities of companies tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or revenues from particular commodities, and often are more volatile than the economies of developed countries.

•
Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will require the Fund to sell securities at disadvantageous prices, disrupt the Fund’s operations, or force the Fund’s liquidation.

•
Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•
Market Disruption and Geopolitical Risk – Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism) may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.

•
Focused Investment Risk – Investments focused in asset classes, countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

•
Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those underlying funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, the increase in fees and expenses of an underlying fund or a reallocation of the Fund’s investments to underlying funds with higher fees or expenses will increase the Fund’s total expenses.

•
Market Risk – Asset-Backed Securities – The market price of asset-backed securities, like that of other fixed income investments with complex structures, can decline for a variety of reasons, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, deal structure, creditworthiness of any credit-support provider, and reliability of various other service providers with access to the payment stream), and a problem in any of these factors can lead to a reduction in the payment stream GMO expected the Fund to receive when the Fund purchased the asset-backed security.

•
Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. In addition, the Fund’s portfolio will be leveraged if it exercises its right to delay payment

GMO EMERGING COUNTRY DEBT FUND
on a redemption, and losses will result if the value of the Fund’s assets declines between the time a redemption request is deemed to be received by the Fund and the time the Fund liquidates assets to meet that request.
•
Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund also runs the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a composite index computed by GMO that tracks historical changes in the Fund’s benchmark over time (which has always been comprised of broad-based indices). Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. Share classes not shown would have substantially similar annual returns to those below because all share classes invest in the same portfolio of securities. Annual returns vary among share classes to the extent that they bear different expenses. Share classes that bear higher expenses than the share classes shown below would have lower returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class III Shares
Years Ending December 31
Highest Quarter: 12.54% (2Q2020)
Lowest Quarter: -14.48% (1Q2020)
Year-to-Date (as of 3/31/21): -4.61%
Average Annual Total Returns
Periods Ending December 31, 2020
	1 Year	5 Years	10 Years	Incept.
Class III				4/19/94
Return Before Taxes	5.63%	7.78%	7.58%	13.42%
Return After Taxes on Distributions	1.88%	4.56%	4.30%	8.41%
Return After Taxes on Distributions and Sale of Fund Shares	3.49%	4.58%	4.42%	8.50%
J.P. Morgan EMBI Global Diversified +1 (Composite index) (Fund benchmark)	5.65%	6.79%	5.95%	9.69%
Class IV				1/9/98
Return Before Taxes	5.69%	7.85%	7.63%	10.57%
J.P. Morgan EMBI Global Diversified +1 (Composite index) (Fund benchmark)	5.65%	6.79%	5.95%	8.13%
1 Effective March 1, 2020, the Fund’s benchmark is the J.P. Morgan EMBI Global Diversified. In order to present a performance comparison that tracks changes in the Fund’s benchmark over time, the J.P. Morgan EMBI Global Diversified + (Composite index) is shown in the table above and reflects the performance of  (i) the J.P. Morgan EMBI through 8/31/1995, (ii) the J.P. Morgan EMBI Plus through 12/31/1999, (iii) the J.P. Morgan EMBI Global through 2/29/2020 and (iv) the J.P. Morgan EMBI Global Diversified thereafter.

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Team and Senior Member of GMO primarily responsible for portfolio management of the Fund:
Investment Team	Senior Member (Length of Service with Fund)	Title
Emerging Country Debt	Tina Vandersteel (since 2015)	Head, Emerging Country Debt Team, GMO.
Additional information
For important information about purchases and sales of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 150 of this Prospectus.

GMO EMERGING COUNTRY DEBT SHARES FUND
Investment objective
Total return in excess of that of its benchmark, the J.P. Morgan EMBI Global Diversified.
Fees and expenses
The tables below describe the fees and expenses that you may bear for each class of shares if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder fees
	Fees paid directly from your investment	Fees paid by the Fund
Purchase premium (as a percentage of amount invested)	0.00%	0.75%1
Redemption fee (as a percentage of amount redeemed)	0.00%	0.75%1
Annual Fund operating expenses2
(expenses that you bear each year as a percentage of the value of your investment)
	Class R6	Class I
Management fee	0.50%3	0.50%3
Other expenses	0.41%	0.51%4
Acquired fund fees and expenses (underlying fund expenses)	0.54%5	0.54%5
Total annual fund operating expenses	1.45%	1.55%
Expense reimbursement/waiver	(0.91%)3	(0.91%)3,4
Total annual fund operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	0.54%	0.64%
1 These amounts are paid to and retained by GMO Emerging Country Debt Fund (“ECDF”), the underlying fund in which the Fund invests, to help offset estimated portfolio transaction and other related costs. The purchase premiums and redemption fees paid by the Fund to ECDF are indirectly borne pro rata by each Fund shareholder in connection with the Fund’s investments in, and redemptions from, ECDF (including investments or redemptions made in connection with another Fund shareholder’s purchase or redemption of Fund shares).
2 The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year.
3 Includes both management fee of 0.35% and class-specific shareholder service fee, if any, for each class of shares. For additional information about the shareholder service fee applicable to each class of shares of the Fund, please see the table included in the section of the Prospectus entitled “Multiple Classes and Eligibility.” Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, organizational and start-up expenses, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. GMO also has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. These reimbursements and waivers will continue through at least June 30, 2022 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
4 Includes estimate of payments for sub-transfer agency, recordkeeping and other administrative services for Class I’s initial fiscal year. GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.10% of the average daily net assets attributable to Class I shares. This reimbursement will continue through at least June 30, 2022 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
5 Consists of approximately 0.54% in underlying fund fees and expenses and less than 0.01% in interest expense incurred by underlying funds.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	If you sell your shares		If you do not sell your shares
	1 Year	3 Years	1 Year	3 Years
Class R6	$208	$525	$130	$441
Class I	$218	$555	$140	$472

GMO EMERGING COUNTRY DEBT SHARES FUND
Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, for holders of Fund shares subject to U.S. taxes, higher income taxes. These transaction costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund had not commenced operations as of the fiscal year ended February 28, 2021, the Fund has no reportable portfolio turnover rate.
Principal investment strategies
The Fund invests substantially all of its assets in Class III shares of Emerging Country Debt Fund (“ECDF”). ECDF invests in securities and other instruments. The Fund’s investment objective and principal investment strategies are substantially similar to those of ECDF. Except as otherwise indicated, references to the Fund may also refer to the ECDF, and references to actions undertaken or investments held by the Fund may also refer to those by ECDF. GMO serves as investment adviser for both the Fund and ECDF.
The Fund invests primarily in non-local currency denominated debt (“external debt”) of emerging market sovereign and quasi-sovereign issuers. “Sovereign” refers to a government and “quasi-sovereign” refers to a governmental agency, political subdivision or other instrumentality or issuer that is majority owned, directly or indirectly, or whose obligations are guaranteed, by a government. Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in debt investments tied economically to emerging countries (see “Name Policies”). In general, the Fund considers “emerging countries” to be countries that are included in the Fund’s benchmark or that have similar national domestic products or default histories to those of countries included in the Fund’s benchmark. The Fund’s performance is likely to be more volatile than that of its benchmark.
The Fund typically gains its investment exposure by purchasing debt investments or by using derivatives, typically credit default swaps. The Fund may invest in debt investments of all credit qualities, including securities that are in default, and may invest in corporate bonds. (The debt investments in which the Fund invests includes below investment grade debt investments, which are commonly referred to as “high yield” or “junk bonds,” although these terms are not generally used to refer to emerging country debt securities.) The debt investments in which the Fund invests are usually denominated in U.S. dollars, Euros, Japanese yen, Swiss francs, or British pounds sterling, although the Fund also may invest in debt investments that are denominated in local currencies. After hedging, U.S. dollars typically comprise at least 75% of the Fund’s exposures. The Fund typically invests in less liquid debt investments with the intention of holding them for an extended period of time.
When constructing the portfolio, GMO considers risk at both the portfolio and individual security level and generally takes into account, among other factors, interest rate duration, credit spread duration, liquidity, transaction costs and default duration as well as the idiosyncratic risk of each instrument. When making investment decisions, GMO typically relies more heavily on its assessment of the risk-reward characteristics of individual investments in a given country than on its outlook for that particular country. GMO uses fundamental analytical techniques as the basis for its analysis of both individual investments and country outlook. In performing its analysis with respect to country outlook, GMO typically incorporates aspects of ESG (environmental, social, and governance) criteria. The factors GMO considers and investment methods GMO uses can change over time.
In seeking to achieve the Fund’s investment objective, GMO typically invests a portion of the Fund’s assets in over-the-counter (OTC) and exchange-traded derivatives, including options, swap contracts (including interest rate swaps, total return swaps and credit default swaps), forward currency contracts (including forward contracts on currencies of developed markets), and reverse repurchase agreements. The Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. Leverage is not a principal component of the Fund’s investment strategy. However, because of its derivative positions, the Fund may at times have gross investment exposure in excess of its net assets (i.e. the Fund may be leveraged), and therefore may be subject to heightened risk of loss during those times. The Fund’s performance can depend substantially on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.
The Fund also may invest in U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.
GMO normally seeks to maintain an interest rate duration for the Fund that is similar to that of its benchmark (approximately 8 years as of May 31, 2021). For an additional discussion of duration, see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Bond Funds — Duration.”
Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in Class III shares of ECDF, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through ECDF, which include those outlined in the following brief summary of principal risks. In addition to the risks to which the Fund is exposed through its investment in ECDF, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of ECDF, including as a result of the transaction fees associated with its purchases and redemptions of shares of ECDF. For a more complete discussion of these risks, see “Additional Information about the Funds’ Investment Strategies, Risks, and Expenses” and “Description of Principal Risks.”

GMO EMERGING COUNTRY DEBT SHARES FUND
•
Credit Risk –  The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligors of obligations underlying an asset-backed security will be unable or unwilling to satisfy their obligations to pay principal and interest or otherwise to honor their obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the failure of an issuer, guarantor, or obligor to meet its payment obligations or in anticipation of such failure. In addition, investments in emerging country sovereign or quasi-sovereign debt involve a heightened risk that the issuer responsible for repayment of the debt may be unable or unwilling to pay interest and repay principal when due, and the Fund may lack recourse against the issuer in the event of default. Investments in quasi-sovereign debt also are subject to the risk that the issuer will default independently of its sovereign. Below investment grade investments have speculative characteristics, and negative changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those investments to make principal and interest payments than issuers of investment grade investments.

•
Market Risk – Fixed Income – The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market prices of emerging country sovereign and quasi-sovereign debt investments can decline due to uncertainty about their credit quality and the reliability of their payment streams.

•
Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.

•
Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The Fund may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•
Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities is unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•
Non-U.S. Investment Risk – The market prices of many non-U.S. securities (particularly of companies tied economically to emerging countries) fluctuate more than those of U.S. securities. Many non-U.S. securities markets (particularly emerging markets) are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, the Fund may be subject to non-U.S. taxes, potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, limitations on, or difficulties enforcing, legal judgments, contractual rights, or other remedies) tend to be greater for investments in the securities of companies tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or revenues from particular commodities, and often are more volatile than the economies of developed countries.

•
Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will require the Fund to sell securities at disadvantageous prices, disrupt the Fund’s operations, or force the Fund’s liquidation.

•
Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•
Market Disruption and Geopolitical Risk – Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism) may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.

•
Focused Investment Risk – Investments focused in asset classes, countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

GMO EMERGING COUNTRY DEBT SHARES FUND
•
Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those underlying funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, the increase in fees and expenses of an underlying fund or a reallocation of the Fund’s investments to underlying funds with higher fees or expenses will increase the Fund’s total expenses.

•
Market Risk – Asset-Backed Securities – The market price of asset-backed securities, like that of other fixed income investments with complex structures, can decline for a variety of reasons, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, deal structure, creditworthiness of any credit-support provider, and reliability of various other service providers with access to the payment stream), and a problem in any of these factors can lead to a reduction in the payment stream GMO expected the Fund to receive when the Fund purchased the asset-backed security.

•
Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. In addition, the Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption, and losses will result if the value of the Fund’s assets declines between the time a redemption request is deemed to be received by the Fund and the time the Fund liquidates assets to meet that request.

•
Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund also runs the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

GMO EMERGING COUNTRY DEBT SHARES FUND
Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a composite index computed by GMO that tracks historical changes in ECDF’s benchmark over time (which has always been comprised of broad-based indices). As of the date of this Prospectus, the Fund had not commenced operations. Returns shown are those of ECDF (Class III shares), adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund operating expenses table. The impact of ECDF’s purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect the impact of ECDF’s current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class I shares only; after-tax returns for other classes will vary. Updated performance information for the Fund and ECDF is or will be (as applicable) available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class I Shares
Years Ending December 31
Highest Quarter: 12.51% (2Q2020)
Lowest Quarter: -14.50% (1Q2020)
Year-to-Date (as of 3/31/21): 4.64%
Average Annual Total Returns
Periods Ending December 31, 2020
	1 Year	5 Years	10 Years	Incept.
Class I				4/19/941
Return Before Taxes	5.52%	7.67%	7.47%	13.31%
Return After Taxes on Distributions	1.56%	4.30%	4.03%	8.24%
Return After Taxes on Distributions and Sale of Fund Shares	3.43%	4.42%	4.25%	8.37%
J.P. Morgan EMBI Global Diversified +2 (Composite index) (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	5.65%	6.79%	5.95%	9.69%
Class R6				4/19/94*
Return Before Taxes	5.63%	7.78%	7.58%	13.42%
J.P. Morgan EMBI Global Diversified +2 (Composite index) (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	5.65%	6.79%	5.95%	9.69%
1 Inception date for ECDF (Class III shares).
2 Effective March 1, 2020, the Fund’s benchmark is the J.P. Morgan EMBI Global Diversified. In order to present a performance comparison that tracks changes in the Fund’s benchmark over time, the J.P. Morgan EMBI Global Diversified + (Composite index) is shown in the table above and reflects the performance of  (i) the J.P. Morgan EMBI through 8/31/1995, (ii) the J.P. Morgan EMBI Plus through 12/31/1999, (iii) the J.P. Morgan EMBI Global through 2/29/2020 and (iv) the J.P. Morgan EMBI Global Diversified thereafter.

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Team and Senior Member of GMO primarily responsible for portfolio management of the Fund:
Investment Team	Senior Member (Length of Service with Fund)	Title
Emerging Country Debt	Tina Vandersteel (since the Fund’s inception in 2020)	Head, Emerging Country Debt Team, GMO.
Purchase and sale of Fund shares
Under ordinary circumstances, you may purchase the Fund’s shares on days when both (i) the New York Stock Exchange (“NYSE”) is open for business and (ii) the U.S. bond markets are also open for business. Purchase orders should be submitted directly to GMO Trust (the “Trust”) or through a broker or agent authorized to accept purchase and redemption orders on the Funds’ behalf. Investors who have entered into agreements with the Trust may purchase shares of the Fund through the National Securities Clearing Corporation (“NSCC”).

GMO EMERGING COUNTRY DEBT SHARES FUND
Class R6 shares and Class I shares are available for purchase by (i) eligible retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans), (ii) section 529 plans, and (iii) other investors whose accounts are maintained by the Fund through third-party platforms or intermediaries. Purchases of Class R6 shares or Class I shares are not subject to any minimum dollar amount.
Fund shares are redeemable. Under ordinary circumstances, you may redeem the Fund’s shares on days when both (i) the NYSE is open for business and (ii) the U.S. bond markets are also open for business. Redemption orders should be submitted directly to the Trust unless the Fund shares to be redeemed were purchased through a broker or agent, in which case the redemption order should be submitted to that broker or agent. Investors who have entered into agreements with the Trust may redeem shares of the Fund through the NSCC. For instructions on redeeming shares directly, call the Trust at 1-617-346-7646 or send an email to SHS@GMO.com.
U.S. tax information
The Fund intends to elect to be treated, and intends to qualify and be treated each year, as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) for U.S. federal income tax purposes and to distribute net investment income and net realized capital gains, if any, to shareholders. These distributions are taxable as ordinary income or capital gain to U.S. shareholders that are not exempt from U.S. income tax or investing through a tax-advantaged account. U.S. shareholders who are investing through a tax-advantaged account may be taxed upon withdrawals from that account.
Financial intermediary compensation
The Fund makes payments out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders. In addition, GMO pays brokers, agents, or other financial intermediaries for transfer agency and related services. These payments create a conflict of interest by creating a financial incentive for the broker or other financial intermediary and salesperson to recommend the purchase of Fund shares over another investment. GMO also makes payments to financial intermediaries for the purchase of Fund shares, which creates a similar conflict of interest. Ask your salesperson or consult your financial intermediary’s website for more information.
Additional information
For important additional information about purchases and sales of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 150 of this Prospectus.

GMO OPPORTUNISTIC INCOME FUND
Investment objective
Capital appreciation and current income.
Fees and expenses
The table below describes the fees and expenses that you may bear for each class of shares if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Annual Fund operating expenses
(expenses that you bear each year as a percentage of the value of your investment)
	Class III	Class VI	Class R6	Class I
Management fee	0.55%1	0.455%1	0.55%1	0.55%1
Other expenses	0.06%	0.06%	0.06%	0.20%2
Total annual fund operating expenses	0.61%	0.52%	0.61%	0.75%
Expense reimbursement/waiver	(0.05%)1	(0.05%)1	(0.05%)1	(0.07%)1,2
Total annual fund operating expenses after expense reimbursement/waiver	0.56%	0.47%	0.56%	0.68%
1 Includes both management fee of 0.40% and class-specific shareholder service fee, if any, for each class of shares. For additional information about the shareholder service fee applicable to each class of shares of the Fund, please see the table included in the section of the Prospectus entitled “Multiple Classes and Eligibility.” Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees, and custody expenses. GMO also has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. These reimbursements and waivers will continue through at least June 30, 2022 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
2 Includes estimate of payments for sub-transfer agency, recordkeeping and other administrative services for Class I’s initial fiscal year. GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.10% of the average daily net assets attributable to Class I shares. This reimbursement will continue through at least June 30, 2022 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class III	$57	$190	$335	$757
Class VI	$48	$162	$286	$648
Class R6	$57	$190	$335	$757
Class I	$69	$233	$410	$924
Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, for holders of Fund shares subject to U.S. taxes, higher income taxes. These transaction costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2021, the Fund’s portfolio turnover rate (excluding short-term investments) was 45% of the average value of its portfolio securities. That portfolio turnover rate includes investments in U.S. Treasury Fund, which the Fund uses as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 28, 2021, excluding transactions in U.S. Treasury Fund and other short-term investments, was 43% of the average value of its portfolio securities.
Principal investment strategies
The Fund invests primarily in securitized credit securities. Securitized credit securities include, but are not limited to, commercial and residential (non-agency and, typically to a lesser extent, agency) mortgage-backed securities, small balance commercial mortgages, collateralized loan obligations, collateralized debt obligations, and securities backed by pools of receivables in various industries. The interest rates for these securities may be fixed or variable. The Fund also may invest in other fixed-income instruments, including, without limitation,

GMO OPPORTUNISTIC INCOME FUND
bonds and other similar instruments issued or guaranteed by the U.S. government and its agencies and instrumentalities, by non-U.S. governments and their agencies and instrumentalities and by private sector entities.
The Fund also may invest in the following: interest-only, principal-only, or inverse floating rate debt; mortgage dollar rolls; securities on a when-issued, delayed delivery or forward commitment basis through the “to-be-announced” market; mortgage loans; securities of any maturity or duration with fixed, floating, or variable rates; equity real estate investment trusts; securities of other investment companies (including other GMO Funds) that invest primarily in fixed income securities; corporate debt securities of any quality and maturity, including high-yield securities (also known as “junk bonds”); and securities that are not rated by any rating agency.
GMO utilizes both a top-down and bottom-up security selection approach. The Fund’s allocation of its assets into various asset classes within the fixed income market will depend on the views of GMO as to the best value relative to what is currently available in the market. In managing the Fund’s portfolio, GMO typically analyzes a variety of factors including, among others, maturity, yield and ratings information, opportunities for price appreciation, collateral quality, credit support, structure and market conditions. GMO may cause the Fund to sell investments if it determines that any of these factors have changed materially from its initial analysis or that other factors indicate that an investment is no longer earning a return commensurate with its risk. GMO attempts to diversify risks that arise from position sizes, sectors and geographies, ratings, duration, deal structure and collateral values, and seeks to limit risk of principal loss by causing the Fund to invest in securities or other instruments that it considers undervalued. GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark.
From time to time, the Fund may have some direct or indirect exposure to equities. The Fund may invest in securities of companies of any market capitalization, as well as in securities of any maturity, duration, or credit quality.
The Fund also may invest in exchange-traded funds (ETFs) and exchange-traded and over-the-counter (OTC) derivatives, including swap contracts (such as credit default swaps, swaps on securities and securities indices, total return swaps and interest rate swaps), futures contracts, forward currency contracts, currency and interest rate options, swaptions (including credit default swaptions), reverse repurchase agreements, and repurchase agreements. In addition, the Fund may lend its portfolio securities. The Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. Leverage is not a principal component of the Fund’s investment strategy. However, because of its derivative positions, the Fund may at times have gross investment exposure in excess of its net assets (i.e. the Fund may be leveraged), and therefore may be subject to heightened risk of loss during those times. The Fund’s performance can depend substantially on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.
In seeking to achieve the Fund’s investment objective, GMO may invest a significant portion of the Fund’s net assets in cash and cash equivalents.
The Fund also may invest in U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds. The Fund may, but is not required to, hedge part or all of its net foreign currency exposure into U.S. dollars.
Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Additional Information about the Funds’ Investment Strategies, Risks, and Expenses” and “Description of Principal Risks.”
•
Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligors of obligations underlying an asset-backed security will be unable or unwilling to satisfy their obligations to pay principal and interest or otherwise to honor their obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the failure of an issuer, guarantor, or obligor to meet its payment obligations or in anticipation of such failure. Below investment grade investments have speculative characteristics, and negative changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those investments to make principal and interest payments than issuers of investment grade investments.

•
Market Risk – Asset-Backed Securities – The market price of asset-backed securities, like that of other fixed income investments with complex structures, can decline for a variety of reasons, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, deal structure, creditworthiness of any credit-support provider, and reliability of various other service providers with access to the payment stream), and a problem in any of these factors can lead to a reduction in the payment stream GMO expected the Fund to receive when the Fund purchased the asset-backed security. The liquidity of below investment grade asset-based and mortgage-backed securities (including non-agency and unregistered asset-backed securities) may change over time. During periods of deteriorating economic conditions, such as recessions or periods of rising unemployment, delinquencies and losses generally increase, sometimes dramatically, with respect to securitizations involving loans, sales contracts, receivables and other obligations underlying asset-backed securities. The effects of the COVID-19 virus, and governmental responses to the effects of the virus, may result in increased delinquencies and losses and have other, potentially unanticipated, adverse effects on such investments and the markets for those investments.

GMO OPPORTUNISTIC INCOME FUND
•
Illiquidity Risk – Low trading volume, lack of a market maker, large position size or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.

•
Focused Investment Risk – Investments focused in countries, regions, sectors, asset classes, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

•
Market Risk – Fixed Income – The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments).

•
Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The Fund may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•
Futures Contracts Risk – The loss to the Fund resulting from its use of futures contracts is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts increases the volatility of the Fund’s net asset value. A liquid secondary market may not exist for any particular futures contract at any particular time, and the Fund may be unable when it wishes to effect closing transactions to terminate its exposure under that contract. When the Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund’s investments that are subject to the hedge. In addition, the Fund may be unable to recover, or may be delayed in recovering, margin or other amounts deposited with a futures commission merchant or futures clearinghouse. Foreign futures contracts are often less liquid and more volatile than U.S. futures contracts.

•
Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. In addition, the Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption, and losses will result if the value of the Fund’s assets declines between the time a redemption request is deemed to be received by the Fund and the time the Fund liquidates assets to meet that request.

•
Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities is unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•
Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund also runs the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•
Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds (including underlying GMO Funds) in which it invests, including the risk that those underlying funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, the increase in fees and expenses of an underlying fund or a reallocation of the Fund’s investments to underlying funds with higher fees or expenses will increase the Fund’s total expenses.

•
Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will require the Fund to sell securities at disadvantageous prices, disrupt the Fund’s operations, or force the Fund’s liquidation.

•
Market Disruption and Geopolitical Risk – Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism) may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.

•
Market Risk – Equities – The market price of an equity may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If the Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO and GMO’s assessment proves to be incorrect, the Fund runs the risk that the market price of the equity will not appreciate or will decline. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•
Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

GMO OPPORTUNISTIC INCOME FUND
•
Non-U.S. Investment Risk – The market prices of many non-U.S. securities (particularly of companies tied economically to emerging countries) fluctuate more than those of U.S. securities. Many non-U.S. securities markets (particularly emerging markets) are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, the Fund may be subject to non-U.S. taxes, potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, limitations on, or difficulties enforcing, legal judgments, contractual rights, or other remedies) tend to be greater for investments in the securities of companies tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or revenues from particular commodities, and often are more volatile than the economies of developed countries.

•
Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Share classes not shown would have substantially similar annual returns to those below because all share classes invest in the same portfolio of securities. Annual returns vary among share classes to the extent that they bear different expenses. Share classes that bear higher expenses than the share classes shown below would have lower returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class VI shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class VI Shares1
Years Ending December 31
Highest Quarter: 4.69% (3Q2012)
Lowest Quarter: -4.05% (1Q2020)
Year-to-Date (as of 3/31/21): 1.45%
Average Annual Total Returns1,2
Periods Ending December 31, 2020
	1 Year	5 Years	10 Years	Incept.
Class VI				10/3/11
Return Before Taxes	3.33%	4.54%	N/A	4.97%
Return After Taxes on Distributions	1.63%	2.91%	N/A	3.52%
Return After Taxes on Distributions and Sale of Fund Shares	1.96%	2.78%	N/A	3.30%
Bloomberg Barclays U.S. Securitized Index (reflects no deduction for fees, expenses, or taxes)	4.18%	3.16%	N/A	2.76%
Class I				11/5/19
Return Before Taxes	3.10%	N/A	N/A	2.68%
Bloomberg Barclays U.S. Securitized Index (reflects no deduction for fees, expenses, or taxes)	4.18%	N/A	N/A	4.14%

1 The Fund is the accounting and performance successor to GMO Debt Opportunities Fund, a former series of GMO Trust (the “Predecessor Fund”). The Predecessor Fund merged into the Fund (which was known as “GMO Short-Duration Collateral Fund” prior to the merger) on February 12, 2014. Performance of the Fund for periods prior to February 12, 2014 is that of the Predecessor Fund and reflects the Predecessor Fund’s annual operating expenses (0.01% lower than those of the Fund immediately following the merger). From February 12, 2014 through December 31, 2016, the Fund operated as “GMO Debt Opportunities Fund” and had the same investment objective and pursued substantially identical investment strategies as the Predecessor Fund. Effective January 1, 2017, the Fund’s investment objective changed from “positive total return” to “capital appreciation and current income” and, in conjunction with a change in the Fund’s name from “GMO Debt Opportunities Fund” to “GMO Opportunistic Income Fund,” the Fund eliminated its name policy that required the Fund to invest at least 80% of its assets in debt investments. Also effective January 1, 2017, the Fund’s investment management fee increased from 0.25% to 0.40% of the Fund’s average daily net assets. Performance of the Fund for periods prior to January 1, 2017 reflects the Fund’s annual operating expenses during those periods, and would have been lower if the current management fee were in effect.
2 On December 21, 2015, GMO changed the primary pricing source for certain fixed income asset-backed securities held by the Fund, which resulted in an increase of  $0.04 to the December 21, 2015 net asset value of Class VI shares of the Fund.

GMO OPPORTUNISTIC INCOME FUND
Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Team and Senior Member of GMO primarily responsible for portfolio management of the Fund:
Investment Team	Senior Member (Length of Service with Fund)	Title
Structured Products	Joe Auth (since 2015)	Head, Structured Products Team, GMO.
Purchase and sale of Fund shares
Under ordinary circumstances, you may purchase the Fund’s shares on days when both (i) the New York Stock Exchange (“NYSE”) is open for business and (ii) the U.S. bond markets are also open for business. Purchase orders should be submitted directly to GMO Trust (the “Trust”) or through a broker or agent authorized to accept purchase and redemption orders on the Funds’ behalf. Investors who have entered into agreements with the Trust may purchase shares of the Fund through the National Securities Clearing Corporation (“NSCC”).
Class R6 shares and Class I shares are available for purchase by (i) eligible retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans), (ii) section 529 plans, and (iii) other investors whose accounts are maintained by the Fund through third-party platforms or intermediaries. Purchases of Class R6 shares or Class I shares are not subject to any minimum dollar amount.
Fund shares are redeemable. Under ordinary circumstances, you may redeem the Fund’s shares on days when both (i) the NYSE is open for business and (ii) the U.S. bond markets are also open for business. Redemption orders should be submitted directly to the Trust unless the Fund shares to be redeemed were purchased through a broker or agent, in which case the redemption order should be submitted to that broker or agent. Investors who have entered into agreements with the Trust may redeem shares of the Fund through the NSCC. For instructions on redeeming shares directly, call the Trust at 1-617-346-7646 or send an email to SHS@GMO.com.
U.S. tax information
The Fund has elected to be treated, and intends to qualify and be treated each year, as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) for U.S. federal income tax purposes and to distribute net investment income and net realized capital gains, if any, to shareholders. These distributions are taxable as ordinary income or capital gain to U.S. shareholders that are not exempt from U.S. income tax or investing through a tax-advantaged account. U.S. shareholders who are investing through a tax-advantaged account may be taxed upon withdrawals from that account.
Financial intermediary compensation
The Fund makes payments out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders. In addition, GMO pays brokers, agents, or other financial intermediaries for transfer agency and related services. These payments create a conflict of interest by creating a financial incentive for the broker or other financial intermediary and salesperson to recommend the purchase of Fund shares over another investment. GMO also makes payments to financial intermediaries for the purchase of Fund shares, which creates a similar conflict of interest. Ask your salesperson or consult your financial intermediary’s website for more information.
Additional information
For important additional information about purchases and sales of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 150 of this Prospectus.

GMO ALTERNATIVE ALLOCATION FUND
Investment objective
Positive total return.
Fees and expenses
The table below describes the fees and expenses that you may bear for each class of shares if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Annual Fund operating expenses
(expenses that you bear each year as a percentage of the value of your investment)
	Class II	Class III	Class IV	Class V	Class VI	Class R6	Class I
Management fee	0.95%1	0.88%1	0.835%1	0.815%1	0.785%1	0.95%1	0.95%1
Total other expenses	0.61%	0.61%	0.61%	0.61%	0.61%	0.66%	0.73%4
Dividend and interest expense on short sales	0.49%2	0.49%2	0.49%2	0.49%2	0.49%2	0.53%2	0.51%2
All other expenses	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%	0.22%4
Acquired fund fees and expenses (underlying fund expenses)	0.09%3	0.09%3	0.09%3	0.09%3	0.09%3	0.09%3	0.09%3
Total annual fund operating expenses	1.65%	1.58%	1.54%	1.52%	1.49%	1.69%	1.77%
Expense reimbursement/waiver	(0.15%)1	(0.15%)1	(0.15%)1	(0.15%)1	(0.15%)1	(0.16%)1	(0.15%)1,4
Total annual fund operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	1.50%	1.43%	1.39%	1.37%	1.34%	1.53%	1.62%
1 Includes both management fee of 0.73% and class-specific shareholder service fee, if any, for each class of shares. For additional information about the shareholder service fee applicable to each class of shares of the Fund, please see the table included in the section of the Prospectus entitled “Multiple Classes and Eligibility.” Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to waive its fees with respect to and/or reimburse the Fund to the extent that the Fund’s total annual fund operating expenses (after applying all other contractual and voluntary expense limitation arrangements in effect at the time) exceed the following amounts for each class of shares, in each case representing the average daily net assets for the indicated class of shares: 0.99% for Class II shares; 0.92% for Class III shares; 0.875% for Class IV shares; 0.855% for Class V shares; 0.825% for Class VI shares; 0.99% for Class R6 shares; and 0.99% for Class I shares (each, an “Expense Cap”). Fees and expenses of the “non-interested” Trustees and legal counsel and independent compliance consultant to the “non-interested” Trustees, investment-related costs (such as brokerage commissions, interest, and acquired fund fees and expenses), payments out of assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries, taxes, litigation and indemnification expenses, judgments, and other extraordinary or non-recurring expenses not incurred in the ordinary course of the Fund’s business (collectively, “Excluded Expenses”), are excluded from the Expense Cap. GMO is permitted to recover from the Fund, on a class-by-class basis, expenses it has borne or reimbursed pursuant to an Expense Cap (whether through reduction of its fees or otherwise) to the extent that the Fund’s total annual fund operating expenses (excluding Excluded Expenses) later fall below that Expense Cap set forth above or any lower expense limit in effect when GMO seeks to recover the expenses. The Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. Any such recovery will not cause the Fund to exceed the Expense Caps set forth above or any lower expense limits as is in effect at the time GMO seeks to recover expenses. GMO also has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. The reimbursement and waiver arrangements described above, including the Expense Cap, will remain in effect through at least June 30, 2022 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
2 “Dividend and interest expense on short sales” reflects interest expense and dividends paid on borrowed securities. Dividends paid on borrowed securities are an expense of short sales. Such expenses are required to be treated as a Fund expense for accounting purposes and are not payable to GMO. The Fund also receives income in connection with short sales, which is reflected in the Fund’s net income but is not reflected as an offset to dividend expenses on short sales in the Fund’s annual fund operating expenses table. Any interest expense amount or dividends paid on securities sold short will vary based on the extent of Fund’s use of those investments. Excluding interest expense and dividends paid on borrowed securities, the total annual fund operating expenses for each class of shares of the Fund would be lower by 0.49% for Class II, III, IV, V and VI, 0.53% for Class R6 and 0.51% for Class I.
3 Consists of approximately 0.09% in underlying fund fees and expenses and less than 0.01% in purchase premiums and redemption fees paid to underlying funds. The underlying funds also receive income in connection with short sales, which is reflected in the Fund’s net income but is not reflected as an offset to dividend expenses on short sales in the Fund’s annual fund operating expenses table.
4 Includes estimate of payments for sub-transfer agency, recordkeeping and other administrative services for Class I’s initial fiscal year. GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.10% of the average daily net assets attributable to Class I shares. This reimbursement will continue through at least June 30, 2022 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

GMO ALTERNATIVE ALLOCATION FUND
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class II	$153	$506	$883	$1,942
Class III	$146	$484	$846	$1,866
Class IV	$142	$472	$825	$1,822
Class V	$139	$466	$815	$1,800
Class VI	$136	$456	$799	$1,767
Class R6	$156	$517	$903	$1,984
Class I	$165	$543	$945	$2,071
Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, for holders of Fund shares subject to U.S. taxes, higher income taxes. These transaction costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2021, the Fund’s portfolio turnover rate (including the accounts of the Fund’s wholly-owned subsidiary, GMO Alternative Allocation SPC Ltd., and excluding short-term investments) was 411% of the average value of its portfolio securities. That portfolio turnover rate includes investments in U.S. Treasury Fund, which the Fund uses as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 28, 2021 (including the accounts of GMO Alternative Allocation SPC Ltd., and excluding transactions in U.S. Treasury Fund and other short-term investments) was 410% of the average value of its portfolio securities.
Principal investment strategies
The Fund seeks annualized returns of 4% (net of fees) above cash (FTSE 3-Month Treasury Bill Index) over a complete market cycle while having a low correlation to traditional equity market indices. The Fund invests directly or indirectly (through other GMO funds) in a combination of GMO investment strategies. The Fund typically has exposure to many underlying strategies, and at any given time the Fund may have significant exposure to a single or a few strategies. Below are some of the strategies in which GMO expects the Fund to invest:
•
Fixed Income Absolute Return:   strategy of exploiting opportunities in global debt and currency markets by investing in fixed income instruments of varying maturities, durations and credit qualities (including bonds, forward contracts, swap contracts or other derivatives)

•
Event-Driven:   strategy of investing primarily in equity securities of companies that GMO expects to experience a material corporate event or catalyst in the relative short-term. These events are typically agreed-to merger and acquisition transactions but also may include corporate buy-ins, hostile mergers, pre-bid acquisitions, corporate spin-offs, likely transactions, restructurings, and corporate litigation and regulatory events.

•
Systematic Put Writing:   put option writing strategy on U.S. and non-U.S. stock indices based on GMO’s evaluation of the income the Fund can receive for writing put options on a given index relative to the income for writing put options on other indices, taking into consideration the historical risk premium for writing put options on those indices.

•
Global Macro:   long/short strategy across a range of global equity, bond, currency, and commodity markets using exchange-traded futures, forward currency contracts, and swaps on commodity indices, as well as other investments, using GMO’s proprietary investment models for systematic global tactical asset allocation and equity, bond, currency and commodity market selection.

•
Long/Short Equities:   global, regional and/or industry-specific long-short equity exposures

•
Long/Short Asset Allocation:   strategy of taking long positions in asset and sub-asset classes that GMO expects will outperform relative to the asset and sub-asset classes to which the Fund has short investment exposure.

•
High Yield:   systematic, factor-based strategy of investing in high yield bonds and other instruments providing high yield bond exposure, including fallen angel bonds (bonds originally issued as investment grade that have since been downgraded to below investment grade), short-dated bonds, exchange-traded funds (“ETFs”), total return swaps on high yield indices, and options on ETFs and high yield indices.

GMO may discontinue or add new strategies at any time, and the factors GMO considers can change over time. The Fund may have long and/or short exposure to any asset class (e.g., U.S. equity, international equity, emerging market equity, developed and emerging market fixed income) and may hold or “use” exchange-traded and over-the-counter derivatives of any kind. The Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. Because of its derivative positions, the Fund typically has gross investment exposure in excess of its net assets (i.e. the Fund may be leveraged) and, therefore, is subject to heightened risk of loss. The Fund may invest in

GMO ALTERNATIVE ALLOCATION FUND
securities of any credit quality (including below investment grade securities commonly referred to as “high yield” or “junk bonds”) or maturity. The Fund may invest in securities of companies of any market capitalization. The Fund may lend its portfolio securities.
The Fund gains exposure to commodities and some other asset classes by investing through a wholly-owned subsidiary advised by GMO, which does not receive any management or other fees for its services. The subsidiary invests primarily in commodity-related derivatives (such as over-the-counter swaps on commodity indices) and fixed income investments but also may invest in any other investment in which the Fund is permitted to invest directly. References in this Prospectus to actions taken by the Fund refer to actions taken by the subsidiary as well as the Fund. The Fund does not invest directly in commodities and commodity-related derivatives (such as swaps on commodity indices).
The Fund also may invest in U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.
Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in its wholly-owned subsidiary and in any underlying funds in which it invests. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in its wholly-owned subsidiary and in any underlying funds, see “Additional Information about the Funds’ Investment Strategies, Risks, and Expenses” and “Description of Principal Risks.”
•
Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce the desired results, including the annualized returns the Fund is seeking to achieve. Even if the Fund achieves those returns over a market cycle, it may experience shorter periods of significantly lower returns. See “Performance” below. GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Fund also runs the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•
Leveraging Risk – The use derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. In addition, the Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption, and losses will result if the value of the Fund’s assets declines between the time a redemption request is deemed to be received by the Fund and the time the Fund liquidates assets to meet that request.

•
Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The Fund may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•
Market Risk – Equities – The market price of an equity security may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If the Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO and GMO’s assessment proves to be incorrect, the Fund runs the risk that the market price of the equity will not appreciate or will decline. When the Fund writes put options on stock indices, the value of those options will decline when the value of those indices declines. The value of an index depends on the value of the equity securities in the index. Also, the Fund’s investment strategy of writing put options on stock indices can be expected to cause that strategy to underperform relative to those indices when those markets rise sharply. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares. In addition, the value of the Fund’s shares will be adversely affected if the equities or other assets that are the subjects of the Fund’s short exposures appreciate in value.

•
Market Risk – Fixed Income – The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments).

GMO ALTERNATIVE ALLOCATION FUND
•
Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligors of obligations underlying an asset-backed security will be unable or unwilling to satisfy their obligations to pay principal and interest or otherwise to honor their obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the failure of an issuer, guarantor, or obligor to meet its payment obligations, or in anticipation of such failure. Below investment grade investments have speculative characteristics, and negative changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those investments to make principal and interest payments than issuers of investment grade investments.

•
Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities is unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

•
Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in its wholly-owned subsidiary and the underlying funds (including ETFs) in which it invests, including the risk that its wholly-owned subsidiary and those underlying funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, the increase in fees and expenses of an underlying fund or a reallocation of the Fund’s investments to underlying funds with higher fees or expenses will increase the Fund’s total expenses.

•
Futures Contracts Risk – The loss to the Fund resulting from its use of futures contracts is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts increases the volatility of the Fund’s net asset value. A liquid secondary market may not exist for any particular futures contract at any particular time, and the Fund may be unable when it wishes to effect closing transactions to terminate its exposure under that contract. When the Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund’s investments that are subject to the hedge. In addition, the Fund may be unable to recover or may be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. Foreign futures contracts are often less liquid and more volatile than U.S. futures contracts.

•
Non-U.S. Investment Risk – The market prices of many non-U.S. securities (particularly of companies tied economically to emerging countries) fluctuate more than those of U.S. securities. Many non-U.S. securities markets (particularly emerging markets) are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, the Fund may be subject to non-U.S. taxes, potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, limitations on, or difficulties enforcing, legal judgments, contractual rights, or other remedies) tend to be greater for investments in the securities of companies tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or revenues from particular commodities, and often are more volatile than the economies of developed countries.

•
Event-Driven Risk – If the Fund purchases securities in anticipation of a proposed merger, acquisition, exchange offer, tender offer, or other similar transaction and that transaction later appears likely to be delayed or unlikely to be consummated or, in fact, is not consummated or is delayed, the market price of the securities purchased by the Fund may decline sharply, resulting in losses to the Fund. The risk/reward payout of event-driven strategies (such as merger arbitrage) typically is asymmetric, with the losses in failed transactions often far exceeding the gains in successful transactions. Event-driven strategies are subject to the risk of overall market movements, and the Fund may experience losses even if a transaction is consummated. The Fund’s investments in derivatives or short sales of securities to hedge or otherwise adjust investment exposure in connection with an event-driven transaction may not perform as expected or may otherwise reduce the Fund’s gains or increase its losses.

•
Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•
Commodities Risk – Commodity prices can be extremely volatile, and exposure to commodities can cause the value of the Fund’s shares to decline or fluctuate in a rapid and unpredictable manner.

•
Market Disruption and Geopolitical Risk – Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism) may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S.and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.

GMO ALTERNATIVE ALLOCATION FUND
•
Focused Investment Risk – Investments focused in asset classes, countries, regions, sectors, industries, currencies, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

•
Illiquidity Risk – Low trading volume, lack of a market maker, large position size or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.

•
Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will require the Fund to sell securities at disadvantageous prices, disrupt the Fund’s operations, or force the Fund’s liquidation.

•
Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the FTSE 3-Month Treasury Bill Index. Share classes not shown would have substantially similar annual returns to those below because all share classes invest in the same portfolio of securities. Annual returns vary among share classes to the extent that they bear different expenses. Share classes that bear higher expenses than the share classes shown below would have lower returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class VI shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class VI Shares
Years Ending December 31
Highest Quarter: 2.91% (4Q2020)
Lowest Quarter: -6.99% (1Q2020)
Year-to-Date (as of 3/31/21): -2.26%
Average Annual Total Returns
Periods Ending December 31, 2020
	1 Year	5 Years	10 Years	Incept.
Class VI				5/1/19
Return Before Taxes	-0.27%	N/A	N/A	1.48%
Return After Taxes on Distributions	-1.18%	N/A	N/A	0.33%
Return After Taxes on Distributions and Sale of Fund Shares	-0.11%	N/A	N/A	0.69%
FTSE 3-Month Treasury Bill Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	0.58%	N/A	N/A	1.21%
Class I				9/4/19
Return Before Taxes	-0.48%	N/A	N/A	0.95%
FTSE 3-Month Treasury Bill Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	0.58%	N/A	N/A	0.90%

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:
Investment Team	Senior Member (Length of Service with Fund)	Title
Asset Allocation	Ben Inker (since the Fund’s inception in 2019)	Head, Asset Allocation Team, GMO.
Asset Allocation	John Thorndike (since October 2021)	Portfolio Manager, Asset Allocation Team, GMO.
Asset Allocation	B.J. Brannan (since the Fund’s inception in 2019)	Portfolio Manager, Asset Allocation Team, GMO.
Asset Allocation	Matt Kadnar (since the Fund’s inception in 2019)	Portfolio Manager, Asset Allocation Team, GMO.

GMO ALTERNATIVE ALLOCATION FUND
Purchase and sale of Fund shares
Under ordinary circumstances, you may purchase the Fund’s shares on days when the New York Stock Exchange (“NYSE”) is open for business. Purchase orders should be submitted directly to GMO Trust (the “Trust”) or through a broker or agent authorized to accept purchase and redemption orders on the Funds’ behalf. Investors who have entered into agreements with the Trust may purchase shares of the Fund through the National Securities Clearing Corporation (“NSCC”).
Class R6 shares and Class I shares are available for purchase by (i) eligible retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans), (ii) section 529 plans, and (iii) other investors whose accounts are maintained by the Fund through third-party platforms or intermediaries. Purchases of Class R6 shares or Class I shares are not subject to any minimum dollar amount.
Fund shares are redeemable. Under ordinary circumstances, you may redeem the Fund’s shares on days when the NYSE is open for business. Redemption orders should be submitted directly to the Trust unless the Fund shares to be redeemed were purchased through a broker or agent, in which case the redemption order should be submitted to that broker or agent. Investors who have entered into agreements with the Trust may redeem shares of the Fund through the NSCC. For instructions on redeeming shares directly, call the Trust at 1-617-346-7646 or send an email to SHS@GMO.com.
U.S. tax information
The Fund has elected to be treated, and intends to qualify and be treated each year, as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) for U.S. federal income tax purposes and to distribute net investment income and net realized capital gains, if any, to shareholders. These distributions are taxable as ordinary income or capital gain to U.S. shareholders that are not exempt from U.S. income tax or investing through a tax-advantaged account. U.S. shareholders who are investing through a tax-advantaged account may be taxed upon withdrawals from that account.
Financial intermediary compensation
The Fund makes payments out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders. In addition, GMO pays brokers, agents, or other financial intermediaries for transfer agency and related services. These payments create a conflict of interest by creating a financial incentive for the broker or other financial intermediary and salesperson to recommend the purchase of Fund shares over another investment. GMO also makes payments to financial intermediaries for the purchase of Fund shares, which creates a similar conflict of interest. Ask your salesperson or consult your financial intermediary’s website for more information.
Additional information
For important additional information about purchases and sales of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 150 of this Prospectus.

GMO SGM MAJOR MARKETS FUND
Investment objective
Long-term total return.
Fees and expenses
The table below describes the fees and expenses that you may bear for each class of shares if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Annual Fund operating expenses
(expenses that you bear each year as a percentage of the value of your investment)
	Class III	Class IV	Class VI	Class R6	Class I
Management fee	1.00%1	0.95%1	0.905%1	1.00%1	1.00%1
Other expenses	0.08%	0.08%	0.07%	0.08%	0.23%2
Total annual fund operating expenses	1.08%	1.03%	0.98%	1.08%	1.23%
Expense reimbursement/waiver	(0.07%)1	(0.07%)1	(0.07%)1	(0.07%)1	(0.12%)1,2
Total annual fund operating expenses after expense reimbursement/waiver	1.01%	0.96%	0.91%	1.01%	1.11%
1 Includes both management fee of 0.85% and class-specific shareholder service fee, if any, for each class of shares. For additional information about the shareholder service fee applicable to each class of shares of the Fund, please see the table included in the section of the Prospectus entitled “Multiple Classes and Eligibility.” Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. GMO also has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero as a result of this waiver. These reimbursements and waivers will continue through at least June 30, 2022 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
2 Includes estimate of payments for sub-transfer agency, recordkeeping and other administrative services for Class I’s initial fiscal year. GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.10% of the average daily net assets attributable to Class I shares. This reimbursement will continue through at least June 30, 2022 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class III	$103	$337	$589	$1,311
Class IV	$98	$321	$562	$1,253
Class VI	$93	$305	$535	$1,195
Class R6	$103	$337	$589	$1,311
Class I	$113	$378	$664	$1,478
Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, for holders of Fund shares subject to U.S. taxes, higher income taxes. These transaction costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2021, the Fund’s portfolio turnover rate (including the accounts of the Fund’s wholly-owned subsidiary, GMO Alternative Asset SPC Ltd., and excluding short-term investments) was 76% of the average value of its portfolio securities.
Principal investment strategies
The Fund seeks an annualized rate of return of 5% (gross of fees) above its benchmark, FTSE 3-Month Treasury Bill Index, and annualized volatility (standard deviation) of approximately 6-10%, each over a complete market cycle. GMO does not maintain a specific interest rate duration for the Fund’s portfolio, and the Fund’s performance is expected to have a low correlation with the performance of major asset classes over a complete market cycle.

GMO SGM MAJOR MARKETS FUND
The Fund typically takes long and short positions in a range of global equity, bond, currency, and commodity markets using exchange-traded and over-the-counter (OTC) futures, forward currency contracts, swaps on commodity indices and equities, index options, as well as investing directly in equities. In constructing the Fund’s portfolio, GMO seeks to take advantage of its proprietary investment models for systematic global tactical asset allocation and market selection.
The Fund typically invests in cash and cash-like investments assets not invested in equities or held as margin for futures, forward transactions or swaps. Such investments include U.S. and non-U.S. government bonds, Treasury floating rate notes, Treasury Separately Traded Registered Interest and Principal Securities (“STRIPS”), Federal Home Loan Bank discount notes, and other agency notes, money market funds unaffiliated with GMO, shares of U.S. Treasury Fund, and the types of investments typically held by money market funds. The Fund also may invest in U.S. and non-U.S. fixed income securities of any credit quality (including below investment grade securities (commonly referred to as “high yield” or “junk bonds”)), maturity or duration.
The systematic investment process GMO follows in constructing the Fund’s portfolio is based on the following strategies:
•
Value-Based Strategies.   Value factors compare the price of an asset class or market to an economic fundamental value. Generally, value strategies include yield analysis and mean reversion analysis.

•
Sentiment-Based Strategies.   Generally, sentiment-based strategies assess factors such as risk aversion, analyst behavior, and momentum.

In implementing the Fund’s investment strategy, GMO seeks to take risk positions for the Fund that, in GMO’s view, are proportionate to return opportunities. As a result, during periods when GMO believes return opportunities are high relative to the risks involved, the Fund may take more risk than it would during periods when GMO believes return opportunities are low relative to the risks involved.
GMO may at any time discontinue strategies, add new strategies, or cause the Fund to take positions that deviate from GMO’s investment models as a result of additional research, changing market conditions, or other factors. The factors GMO considers and investment methods GMO uses can change over time.
The Fund gains exposure to commodities and some other asset classes by investing through a wholly-owned subsidiary advised by GMO, which does not receive any management or other fees for its services. The subsidiary invests primarily in commodity-related derivatives (such as futures contracts on commodities and commodity indices and over-the-counter swaps on commodity indices) and fixed income investments but also may invest in any other investment in which the Fund is permitted to invest directly. References in this Prospectus to actions taken by the Fund refer to actions taken by the subsidiary as well as the Fund. The Fund does not invest directly in commodities and commodity-related derivatives.
The Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, the Fund typically has gross investment exposures in excess of its net assets (i.e. the Fund typically is leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices. In addition, the Fund may lend its portfolio securities.
Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. An investment in the Fund is subject to different risks, and greater overall risk, than an investment in the components of the Fund’s benchmark. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in its wholly-owned subsidiary and in underlying funds. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in its wholly-owned subsidiary and in underlying funds, see “Additional Information about the Funds’ Investment Strategies, Risks, and Expenses” and “Description of Principal Risks.”
•
Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce the desired results, including the annualized returns and volatility the Fund is seeking to achieve. Even if the Fund achieves those returns or that volatility over a market cycle, it may experience shorter periods of significantly lower returns or greater volatility, or both. Over the three-year period and the period beginning with the inception of the Fund’s current investment strategy (October 3, 2011), in each case ending December 31, 2020, the Fund’s annualized net return (Class III shares, before taxes) less the FTSE 3-Month Treasury Bill Index was 0.79% and 2.18%, respectively. Over the three-year period and the period beginning October 31, 2011, in each case ending December 31, 2020, the Fund’s annualized net standard deviation (calculated using monthly net returns, before taxes) was 5.12% and 5.10%, respectively. See also “Performance” below. GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Fund also runs the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

GMO SGM MAJOR MARKETS FUND
•
Market Risk – Equities − The market price of an equity may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If the Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO and GMO’s assessment proves to be incorrect, the Fund runs the risk that the market price of the equity will not appreciate or will decline. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•
Currency Risk − Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•
Commodities Risk − Commodity prices can be extremely volatile, and exposure to commodities can cause the value of the Fund’s shares to decline or fluctuate in a rapid and unpredictable manner.

•
Market Risk – Fixed Income − The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments).

•
Futures Contracts Risk − The loss to the Fund resulting from its use of futures contracts is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts increases the volatility of the Fund’s net asset value. A liquid secondary market may not exist for any particular futures contract at any particular time, and the Fund may be unable when it wishes to effect closing transactions to terminate its exposure under that contract. When the Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund’s investments that are subject to the hedge. In addition, the Fund may be unable to recover or may be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. Foreign futures contracts are often less liquid and more volatile than U.S. futures contracts.

•
Non-U.S. Investment Risk − The market prices of many non-U.S. securities (particularly of companies tied economically to emerging countries) fluctuate more than those of U.S. securities. Many non-U.S. securities markets (particularly emerging markets) are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, the Fund may be subject to non-U.S. taxes, potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, limitations on, or difficulties enforcing, legal judgments, contractual rights, or other remedies) tend to be greater for investments in the securities of companies tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or revenues from particular commodities, and often are more volatile than the economies of developed countries.

•
Market Disruption and Geopolitical Risk − Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism) may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.

•
Derivatives and Short Sales Risk − The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The Fund may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•
Leveraging Risk − The use of derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. In addition, the Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption, and losses will result if the value of the Fund’s assets declines between the time a redemption request is deemed to be received by the Fund and the time the Fund liquidates assets to meet that request.

•
Focused Investment Risk − Investments focused in asset classes, countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

GMO SGM MAJOR MARKETS FUND
•
Counterparty Risk − The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities is unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•
Market Risk – Asset-Backed Securities − The market price of asset-backed securities, like that of other fixed income investments with complex structures, can decline for a variety of reasons, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, deal structure, creditworthiness of any credit-support provider, and reliability of various other service providers with access to the payment stream), and a problem in any of these factors can lead to a reduction in the payment stream GMO expected the Fund to receive when the Fund purchased the asset-backed security.

•
Credit Risk − The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligors of obligations underlying an asset-backed security will be unable or unwilling to satisfy their obligations to pay principal and interest or otherwise to honor their obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the failure of an issuer, guarantor, or obligor to meet its payment obligations or in anticipation of such failure. Below investment grade investments have speculative characteristics, and negative changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those investments to make principal and interest payments than issuers of investment grade investments.

•
Illiquidity Risk − Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying fund from selling particular securities or closing derivative positions at desirable prices.

•
Fund of Funds Risk − The Fund is indirectly exposed to all of the risks of its investment in its wholly-owned subsidiary and the underlying funds in which it invests, including the risk that its wholly-owned subsidiary and those underlying funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, the increase in fees and expenses of an underlying fund or a reallocation of the Fund’s investments to underlying funds with higher fees or expenses will increase the Fund’s total expenses.

•
Large Shareholder Risk − To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will require the Fund to sell securities at disadvantageous prices, disrupt the Fund’s operations, or force the Fund’s liquidation.

GMO SGM MAJOR MARKETS FUND
Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index and a composite index computed by GMO. Share classes not shown would have substantially similar annual returns to those below because all share classes invest in the same portfolio of securities. Annual returns vary among share classes to the extent that they bear different expenses. Share classes that bear higher expenses than the share classes shown below would have lower returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class III Shares*
Years Ending December 31
Highest Quarter: 5.40% (2Q2016)
Lowest Quarter: -5.74% (3Q2011)
Year-to-Date (as of 3/31/21): -4.53%
Average Annual Total Returns*
Periods Ending December 31, 2020
	1 Year	5 Years	10 Years	Incept.
Class III				4/11/05
Return Before Taxes	7.48%	3.00%	1.80%	2.74%
Return After Taxes on Distributions1	6.87%	2.03%	1.33%	2.43%
Return After Taxes on Distributions and Sale of Fund Shares1	4.83%	2.03%	1.26%	2.08%
FTSE 3-Month Treasury Bill Index (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	0.58%	1.16%	0.60%	1.26%
FTSE 3-Month Treasury Bill Index +++ (Composite Index)	0.58%	1.16%	–0.08%	1.29%
Class VI				12/1/15
Return Before Taxes	7.60%	3.10%	N/A	2.98%
FTSE 3-Month Treasury Bill Index (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	0.58%	1.16%	N/A	1.14%
FTSE 3-Month Treasury Bill Index +++ (Composite Index)	0.58%	1.16%	N/A	1.14%
1 After-tax returns do not reflect distributions made by the Fund for all periods prior to December 1, 2015, the date on which the Fund elected to change its U.S. federal income tax status from that of a partnership to a corporation. Further, as described in “Distributions and Taxes,” the Fund elected to be treated and intends to qualify and be treated each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, for U.S. federal income tax purposes.

* Prior to October 3, 2011, the Fund was managed pursuant to a materially different investment strategy and would have achieved materially different performance results under its current investment strategy from that shown for periods prior to October 3, 2011.
Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Team and Senior Member of GMO primarily responsible for portfolio management of the Fund:
Investment Team	Senior Member (Length of Service with Fund)	Title
Systematic Global Macro	Jason Halliwell (since 2011)	Head, Systematic Global Macro Team, GMO.
Purchase and sale of Fund shares
Under ordinary circumstances, you may purchase the Fund’s shares on days when both (i) the New York Stock Exchange (“NYSE”) is open for business and (ii) the U.S. bond markets are also open for business. Purchase orders should be submitted directly to GMO Trust (the “Trust”) or through a broker or agent authorized to accept purchase and redemption orders on the Funds’ behalf. Investors who have entered into agreements with the Trust may purchase shares of the Fund through the National Securities Clearing Corporation (“NSCC”).
Class R6 shares and Class I shares are available for purchase by (i) eligible retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans), (ii) section 529 plans, and (iii) other investors whose accounts are maintained by the Fund through third-party platforms or intermediaries. Purchases of Class R6 shares or Class I shares are not subject to any minimum dollar amount.

GMO SGM MAJOR MARKETS FUND
Fund shares are redeemable. Under ordinary circumstances, you may redeem the Fund’s shares on days when both (i) the NYSE is open for business and (ii) the U.S. bond markets are also open for business. Redemption orders should be submitted directly to the Trust unless the Fund shares to be redeemed were purchased through a broker or agent, in which case the redemption order should be submitted to that broker or agent. Investors who have entered into agreements with the Trust may redeem shares of the Fund through the NSCC. For instructions on redeeming shares directly, call the Trust at 1-617-346-7646 or send an email to SHS@GMO.com.
U.S. tax information
The Fund has elected to be treated, and intends to qualify and be treated each year, as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) for U.S. federal income tax purposes and to distribute net investment income and net realized capital gains, if any, to shareholders. These distributions are taxable as ordinary income or capital gain to U.S. shareholders that are not exempt from U.S. income tax or investing through a tax-advantaged account. U.S. shareholders who are investing through a tax-advantaged account may be taxed upon withdrawals from that account.
Financial intermediary compensation
The Fund makes payments out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders. In addition, GMO pays brokers, agents, or other financial intermediaries for transfer agency and related services. These payments create a conflict of interest by creating a financial incentive for the broker or other financial intermediary and salesperson to recommend the purchase of Fund shares over another investment. GMO also makes payments to financial intermediaries for the purchase of Fund shares, which creates a similar conflict of interest. Ask your salesperson or consult your financial intermediary’s website for more information.
Additional information
For important additional information about purchases and sales of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 150 of this Prospectus.

GMO ASSET ALLOCATION BOND FUND
Investment objective
Total return in excess of that of its benchmark, the FTSE 3-Month Treasury Bill Index.
Fees and expenses
The table below describes the fees and expenses that you may bear for each class of shares if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Annual Fund operating expenses
(expenses that you bear each year as a percentage of the value of your investment)
	Class III	Class VI
Management fee	0.40%1	0.305%1
Other expenses	0.09%	0.09%
Total annual fund operating expenses	0.49%	0.40%
Expense reimbursement/waiver	(0.08%)1	(0.08%)1
Total annual fund operating expenses after expense reimbursement/waiver	0.41%	0.32%
1 Includes both management fee of 0.25% and class-specific shareholder service fee, if any, for each class of shares. For additional information about the shareholder service fee applicable to each class of shares of the Fund, please see the table included in the section of the Prospectus entitled “Multiple Classes and Eligibility.” Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. GMO also has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. These reimbursements and waivers will continue through at least June 30, 2022 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class III	$42	$149	$266	$608
Class VI	$33	$120	$216	$497
Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, for holders of Fund shares subject to U.S. taxes, higher income taxes. These transaction costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2021, the Fund’s portfolio turnover rate (excluding short-term investments) was 39% of the average value of its portfolio securities. That portfolio turnover rate includes investments in U.S. Treasury Fund, which the Fund uses as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 28, 2021, excluding transactions in U.S. Treasury Fund and other short-term investments, was 30% of the average value of its portfolio securities.
Principal investment strategies
The investment strategies GMO pursues for the Fund are intended to complement the strategies it is pursuing for the other funds and accounts it manages. Accordingly, the Fund is not intended to serve as a standalone investment.
The Fund invests in a portfolio of fixed income instruments of varying maturities, which may be represented by bonds, forward contracts or derivatives such as options, futures contracts, or swap agreements. GMO uses a variety of fundamental and quantitative processes to manage the Fund. GMO evaluates the relative attractiveness of particular markets and instruments using various fixed income risk premium measures, which typically include, among others, term structure, foreign exchange, volatility, credit, and liquidity.
Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds (see “Name Policies”). The term “bond” includes (i) obligations of an issuer to make payments on future dates of principal, interest (whether fixed or variable) or both and (ii) synthetic debt instruments created by GMO by using derivatives (e.g., a futures contract, swap contract, forward currency contract, or option). The Fund may invest in bonds of any kind (e.g., bonds of any maturity, duration, or credit quality).

GMO ASSET ALLOCATION BOND FUND
The Fund may invest in any sector of the bond market and is not required to maintain a minimum or maximum allocation of investments in any one sector. The sectors and types of bonds in which the Fund may invest include, but are not limited to:
•
inflation-indexed bonds issued by the U.S. government (including Inflation-Protected Securities) and non-U.S. governments and their respective agencies or instrumentalities (whether or not guaranteed or insured by those governments) and inflation-indexed bonds issued by corporations;

•
investment grade bonds denominated in various currencies, including bonds issued by the U.S. and non-U.S. governments and their respective agencies or instrumentalities (whether or not guaranteed or insured by those governments), corporations and municipalities (taxable and tax-exempt);

•
below investment grade bonds (commonly referred to as “high yield” or “junk bonds”);

•
emerging country sovereign and quasi-sovereign debt;

•
asset-backed securities, including mortgage related and mortgage-backed securities;

•
exchange-traded funds (ETFs) as an alternative to direct investments in bonds;

•
other pooled investment vehicles, including vehicles managed by GMO and vehicles unaffiliated with GMO; and

•
commodities.

From time to time, the Fund may have some direct or indirect exposure to equities. The Fund may invest in securities of companies of any market capitalization.
The Fund also may invest in exchange-traded and over-the-counter (OTC) derivatives, including futures contracts, currency options, forward currency contracts, repurchase agreements and reverse repurchase agreements, swap contracts (such as credit default swaps, swaps on securities and securities indices, total return swaps, interest rate swaps, currency swaps, cross currency basis swaps, commodity swaps, inflation swaps, municipal swaps, and other types of swaps), interest rate options, and other types of derivatives. In addition, the Fund may lend its portfolio securities. The Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. Leverage is not a principal component of the Fund’s investment strategy. However, because of its derivative positions, the Fund may at times have gross investment exposure in excess of its net assets (i.e. the Fund may be leveraged), and therefore may be subject to heightened risk of loss during those times. The Fund’s performance can depend substantially on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.
The Fund may gain exposure to the investments described above by investing in shares of other GMO Funds, including Opportunistic Income Fund (to provide exposure to credit (particularly, asset-backed) markets) and Emerging Country Debt Fund (to provide exposure to emerging country debt securities)). The Fund also may invest in U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.
The Fund may invest up to 100% of its assets in below investment grade bonds.
GMO does not seek to maintain a specified interest rate duration for the Fund, and the Fund’s interest rate duration will change depending on the Fund’s investments and GMO’s assessment of different sectors of the bond market. The Fund’s interest rate duration may be positive or negative. The Fund’s performance may differ significantly from that of its benchmark.
In seeking to achieve the Fund’s investment objective, GMO may invest a significant portion of the Fund’s net assets in cash and cash equivalents.
Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. An investment in the Fund is subject to different risks, and greater overall risk, than an investment in the components of the Fund’s benchmark. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Additional Information about the Funds’ Investment Strategies, Risks, and Expenses” and “Description of Principal Risks.”
•
Market Risk – Fixed Income – The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments).

•
Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligors of obligations underlying an asset-backed security will be unable or unwilling to satisfy their obligations to pay principal and interest or otherwise to honor their obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the failure of an issuer, guarantor, or obligor to meet its payment obligations or in anticipation of such failure. Below investment grade investments have speculative characteristics, and negative changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those investments to make principal and interest payments than issuers of investment grade investments.

GMO ASSET ALLOCATION BOND FUND
•
Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.

•
Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities is unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•
Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The Fund may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•
Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. In addition, the Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption, and losses will result if the value of the Fund’s assets declines between the time a redemption request is deemed to be received by the Fund and the time the Fund liquidates assets to meet that request.

•
Market Risk – Asset-Backed Securities – The market price of asset-backed securities, like that of other fixed income investments with complex structures, can decline for a variety of reasons, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, deal structure, creditworthiness of any credit-support provider, and reliability of various other service providers with access to the payment stream), and a problem in any of these factors can lead to a reduction in the payment stream GMO expected the Fund to receive when the Fund purchased the asset-backed security.

•
Non-U.S. Investment Risk – The market prices of many non-U.S. securities (particularly of companies tied economically to emerging countries) fluctuate more than those of U.S. securities. Many non-U.S. securities markets (particularly emerging markets) are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, the Fund may be subject to non-U.S. taxes, potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, limitations on, or difficulties enforcing, legal judgments, contractual rights, or other remedies) tend to be greater for investments in the securities of companies tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or revenues from particular commodities, and often are more volatile than the economies of developed countries.

•
Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•
Commodities Risk – Commodity prices can be extremely volatile, and exposure to commodities can cause the value of the Fund’s shares to decline or fluctuate in a rapid and unpredictable manner.

•
Market Disruption and Geopolitical Risk – Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism) may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.

•
Focused Investment Risk – Investments focused in countries, regions, sectors, asset classes, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

•
Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Fund also runs the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

GMO ASSET ALLOCATION BOND FUND
•
Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those underlying funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, the increase in fees and expenses of an underlying fund or a reallocation of the Fund’s investments to underlying funds with higher fees or expenses will increase the Fund’s total expenses.

•
Market Risk – Equities – The market price of an equity may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If the Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO and GMO’s assessment proves to be incorrect, the Fund runs the risk that the market price of the equity will not appreciate or will decline. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•
Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•
Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will require the Fund to sell securities at disadvantageous prices, disrupt the Fund’s operations, or force the Fund’s liquidation.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class III Shares
Years Ending December 31
Highest Quarter: 4.19% (2Q2020)
Lowest Quarter: -2.83% (4Q2013)
Year-to-Date (as of 3/31/21): -1.74%
Average Annual Total Returns
Periods Ending December 31, 2020
	1 Year	5 Years	10 Years	Incept.
Class III				3/27/09
Return Before Taxes	11.14%	4.27%	2.81%	3.26%
Return After Taxes on Distributions	10.62%	3.30%	1.61%	1.89%
Return After Taxes on Distributions and Sale of Fund Shares	6.59%	2.85%	1.64%	1.94%
FTSE 3-Month Treasury Bill Index (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	0.58%	1.16%	0.60%	0.53%
Class VI				3/18/09
Return Before Taxes	11.28%	4.37%	2.91%	3.41%
FTSE 3-Month Treasury Bill Index (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	0.58%	1.16%	0.60%	0.53%

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:
Investment Team	Senior Member (Length of Service with Fund)	Title
Asset Allocation	Ben Inker (since 2014)	Head, Asset Allocation Team, GMO
Asset Allocation	John Thorndike (since 2019)	Portfolio Manager, Asset Allocation Team, GMO.
Additional information
For important information about purchases and sales of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 150 of this Prospectus.

GMO BENCHMARK-FREE FUND
Investment objective
Positive total return.
Fees and expenses
The table below describes the fees and expenses that you may bear if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Annual Fund operating expenses
(expenses that you bear each year as a percentage of the value of your investment)
Class III
Management fee	0.00%1
Other expenses	0.17%2
Acquired fund fees and expenses (underlying fund expenses)	0.19%3
Total annual fund operating expenses	0.36%
Expense reimbursement	(0.05%)4
Total annual fund operating expenses after expense reimbursement (Fund and underlying fund expenses)	0.31%
1 Includes both management fee and shareholder service fee. For additional information about the shareholder service fee applicable to Class III of the Fund, please see the table included in the section of the Prospectus entitled “Multiple Classes and Eligibility.”
2 The amount includes interest expense and borrowing costs for investments sold short, and dividend expenses incurred by the Fund as a result of short sales. “Other expenses” (before addition of interest expense and borrowing costs for investments sold short, and dividend expenses on short sales), interest expense and borrowing costs for investments sold short, and dividend expenses on short sales were approximately 0.09%, 0.02% and 0.06%, respectively. The Fund also receives income in connection with short sales, which is reflected in the Fund’s net income but is not reflected as an offset to dividend expenses on short sales in the Fund’s annual fund operating expenses table.
3 Consists of approximately 0.17% in underlying fund fees and expenses, less than 0.01% in interest expense incurred by underlying funds, and 0.02% in purchase premiums and redemption fees paid to underlying funds.
4 Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees, and the Fund’s direct non-emerging market custody expenses. This reimbursement will continue through at least June 30, 2022 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amount shown reflects the expense reimbursement noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class III	$32	$111	$197	$451
Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, for holders of Fund shares subject to U.S. taxes, higher income taxes. These transaction costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2021, the Fund’s portfolio turnover rate (excluding short-term investments) was 151% of the average value of its portfolio securities. That portfolio turnover rate includes investments in U.S. Treasury Fund, which the Fund uses as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 28, 2021, excluding transactions in U.S. Treasury Fund and other short-term investments, was 145% of the average value of its portfolio securities.
Principal investment strategies
The investment strategies GMO pursues for the Fund are intended to complement the strategies it is pursuing for the other accounts it manages. Accordingly, the Fund is not intended to serve as a standalone investment.
The Fund invests a significant portion of its assets in shares of other series of GMO Trust (each, a “GMO Fund”). The Fund may invest in any GMO Fund (collectively, the “underlying GMO Funds”), whether now existing or created in the future. These underlying GMO Funds may include, among others, the Equity Funds, the Fixed Income Funds, the Implementation Funds, and the Alternative Funds (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Asset Allocation Funds”). The Fund also invests a significant portion of its assets in direct investments.

GMO BENCHMARK-FREE FUND
GMO implements the Fund’s strategy by allocating its assets among asset classes (e.g., non-U.S. equity, U.S. equity, emerging country equity, emerging country debt, non-U.S. fixed income, U.S. fixed income and commodities). The Fund is not limited in its exposure to any particular asset class and at times may invest a substantial portion of its assets in a single asset class (e.g., fixed income). In addition, the Fund is not limited in its exposure to any particular market, capitalization range or, in the case of debt instruments, credit quality (i.e. the Fund may invest in below investment grade securities (commonly referred to as “high yield” or “junk bonds”)) or maturity. At times, the Fund may have substantial exposure to a particular country (including emerging and other non-U.S. countries) or group of countries sharing the same economic or other characteristics. GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark.
GMO uses its quantitative multi-year forecasts of returns among asset classes, together with its assessment of the relative risks of such asset classes, to select the Fund’s investments and to decide how much to invest in each asset class. An important component of those forecasts is GMO’s expectation that valuations ultimately revert to their fundamental fair (or intrinsic) value. GMO changes the Fund’s holdings in response to changes in GMO’s investment outlook and its assessment of market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments. GMO’s ability to shift investments among the underlying GMO Funds and between underlying GMO Funds and direct investments is not subject to any limits. The Fund may invest substantially all its assets in a few underlying GMO Funds that primarily invest in the same asset class. The Fund also may, at times, invest a substantial portion of its assets in a single underlying GMO Fund. The Fund may have substantial investments in derivatives and effect short sales directly or through its investment in underlying GMO Funds. The factors GMO considers and investment methods GMO uses can change over time.
In seeking to achieve the Fund’s investment objective, GMO may invest a significant portion of the Fund’s net assets in cash and cash equivalents. In addition, the Fund may lend its portfolio securities.
The Fund also may invest in U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.
Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in underlying funds (including underlying GMO Funds). Some of the underlying funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by those funds may affect their performance more than if they were diversified investment companies. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying funds, see “Additional Information about the Funds’ Investment Strategies, Risks, and Expenses” and “Description of Principal Risks.”
•
Management and Operational Risk –  The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Fund also runs the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•
Market Risk – Equities − The market price of an equity may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If an underlying fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO and GMO’s assessment proves to be incorrect, the Fund runs the risk that the market price of the equity will not appreciate or will decline. An underlying fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•
Non-U.S. Investment Risk − The market prices of many non-U.S. securities (particularly of companies tied economically to emerging countries) fluctuate more than those of U.S. securities. Many non-U.S. securities markets (particularly emerging markets) are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, the Fund may be subject to non-U.S. taxes, potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks.

GMO BENCHMARK-FREE FUND
Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, limitations on, or difficulties enforcing, legal judgments, contractual rights, or other remedies) tend to be greater for investments in the securities of companies tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or revenues from particular commodities, and often are more volatile than the economies of developed countries.
•
Market Risk – Fixed Income − The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments).

•
Derivatives and Short Sales Risk − The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The Fund may create short investment exposure by selling securities short or by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•
Futures Contracts Risk − The loss to the Fund resulting from its use of futures contracts is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts increases the volatility of the Fund’s net asset value. A liquid secondary market may not exist for any particular futures contract at any particular time, and the Fund may be unable when it wishes to effect closing transactions to terminate its exposure under that contract. When the Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund’s investments that are subject to the hedge. In addition, the Fund may be unable to recover or may be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. Foreign futures contracts are often less liquid and more volatile than U.S. futures contracts.

•
Credit Risk − The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligors of obligations underlying an asset-backed security will be unable or unwilling to satisfy their obligations to pay principal and interest or otherwise to honor their obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the failure of an issuer, guarantor, or obligor to meet its payment obligations or in anticipation of such failure. Below investment grade investments have speculative characteristics, and negative changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those investments to make principal and interest payments than issuers of investment grade investments.

•
Currency Risk − Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•
Fund of Funds Risk − The Fund is indirectly exposed to all of the risks of an investment in the underlying funds (including underlying GMO Funds) in which it invests, including the risk that those underlying funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, the increase in fees and expenses of an underlying fund or a reallocation of the Fund’s investments to underlying funds with higher fees or expenses will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.

•
Commodities Risk − Commodity prices can be extremely volatile, and exposure to commodities can cause the value of the Fund’s shares to decline or fluctuate in a rapid and unpredictable manner.

•
Illiquidity Risk − Low trading volume, lack of a market maker, large position size or legal restrictions may limit or prevent the Fund or an underlying fund from selling particular securities or closing derivative positions at desirable prices.

•
Leveraging Risk − The use of derivatives, short sales and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. In addition, the Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption, and losses will result if the value of the Fund’s assets declines between the time a redemption request is deemed to be received by the Fund and the time the Fund liquidates assets to meet that request.

•
Counterparty Risk − The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities is unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•
Smaller Company Risk − Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

GMO BENCHMARK-FREE FUND
•
Market Disruption and Geopolitical Risk − Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism) may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.

•
Market Risk – Asset-Backed Securities − The market price of asset-backed securities, like that of other fixed income investments with complex structures, can decline for a variety of reasons, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, deal structure, creditworthiness of any credit-support provider, and reliability of various other service providers with access to the payment stream), and a problem in any of these factors can lead to a reduction in the payment stream GMO expected the Fund to receive when the Fund purchased the asset-backed security.

•
Focused Investment Risk − Investments focused in asset classes, countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

•
Large Shareholder Risk − To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will require the Fund to sell securities at disadvantageous prices, disrupt the Fund’s operations, or force the Fund’s liquidation.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Bloomberg Barclays U.S. Treasury Inflation Notes: 1-10 Year Index and the Consumer Price Index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class III Shares
Years Ending December 31
Highest Quarter: 9.40% (2Q2020)
Lowest Quarter: -18.29% (1Q2020)
Year-to-Date (as of 3/31/21): 6.36%
Average Annual Total Returns
Periods Ending December 31, 2020
	1 Year	5 Years	10 Years	Incept.
Class III				6/15/11
Return Before Taxes	-3.36%	4.72%	N/A	4.88%
Return After Taxes on Distributions	-4.34%	3.59%	N/A	3.28%
Return After Taxes on Distributions and Sale of Fund Shares	-1.69%	3.33%	N/A	3.44%
Bloomberg Barclays U.S. Treasury Inflation Notes: 1-10 Year Index (reflects no deduction for fees, expenses, or taxes)	8.39%	4.13%	N/A	2.43%
Consumer Price Index (reflects no deduction for fees, expenses, or taxes)	1.27%	1.93%	N/A	1.62%

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:
Investment Team	Senior Member (Length of Service with Fund)	Title
Asset Allocation	Ben Inker (since the Fund’s inception in 2011)	Head, Asset Allocation Team, GMO.
Asset Allocation	John Thorndike (since 2019)	Portfolio Manager, Asset Allocation Team, GMO.
Additional information
For important information about purchases and sales of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 150 of this Prospectus.

GMO IMPLEMENTATION FUND
Investment objective
Positive total return, not relative return.
Fees and expenses
The table below describes the fees and expenses that you may bear if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Annual Fund operating expenses
(expenses that you bear each year as a percentage of the value of your investment)
Management fee	0.00%
Other expenses	0.22%1
Total annual fund operating expenses	0.22%
Expense reimbursement	(0.06%)2
Total annual fund operating expenses after expense reimbursement	0.16%
1 The amount includes interest expense and borrowing costs for investments sold short, and dividend expenses incurred by the Fund as a result of short sales. “Other expenses” (before addition of interest expense and borrowing costs for investments sold short, and dividend expenses on short sales), interest expense and borrowing costs for investments sold short, and dividend expenses on short sales were approximately 0.07%, 0.04% and 0.11%, respectively. The Fund also receives income in connection with short sales, which is reflected in the Fund’s net income but is not reflected as an offset to dividend expenses on short sales in the Fund’s annual fund operating expenses table.
2 Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees, and custody expenses. This reimbursement will continue through at least June 30, 2022 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
GMO Implementation Fund	$16	$65	$118	$274
Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, for holders of Fund shares subject to U.S. taxes, higher income taxes. These transaction costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2021, the Fund’s portfolio turnover rate (including the accounts of the Fund’s wholly-owned subsidiary, GMO Implementation SPC Ltd., and excluding short-term investments) was 196% of the average value of its portfolio securities. That portfolio turnover rate includes investments in U.S. Treasury Fund, which the Fund uses as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 28, 2021 (including the accounts of GMO Implementation SPC Ltd., and excluding transactions in U.S. Treasury Fund and other short-term investments) was 189% of the average value of its portfolio securities.
Principal investment strategies
The investment strategies GMO pursues for the Fund are intended to complement the strategies it is pursuing for the other funds and accounts it manages. Accordingly, the Fund is not intended to serve as a standalone investment.
GMO uses its quantitative multi-year forecasts of returns among asset classes, together with its assessment of the relative risks of such asset classes, to determine the Fund’s strategic direction. An important component of those forecasts is GMO’s expectation that valuations ultimately revert to their fundamental fair (or intrinsic) value. The factors GMO considers and investment methods GMO uses can change over time.
GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark. Depending on GMO’s outlook, the Fund may have exposure to any asset class (e.g., non-U.S. equity, U.S. equity, emerging country equity, emerging country debt, non-U.S. fixed income, U.S. fixed income, real estate, and commodities) and at times may be substantially invested in a single asset class. The Fund may invest in securities of companies of any market capitalization. In addition, the Fund is not limited in how much it may invest in any market, and it may invest all of its assets in the securities of a limited number of companies in a single country and/or

GMO IMPLEMENTATION FUND
capitalization range. The Fund may invest a significant portion of its assets in the securities of companies in industries that are subject to the same or similar risk factors. To the extent the Fund invests in fixed income securities, it may have significant exposure to fixed income instruments of any credit quality, including those that are below investment grade (commonly referred to as “high yield” or “junk bonds”), and of any maturity or duration. The Fund also may make extensive use of short sales. GMO’s ability to shift investments among asset classes is not subject to any limits.
The Fund may utilize an event-driven strategy, investing primarily in equity securities of companies that GMO expects to experience a material corporate event or catalyst in the relative short-term. To implement this strategy, the Fund may invest in derivatives or sell securities short in an effort to protect against market fluctuations or other risks or to adjust long or short investment exposure to one or more asset classes or issuers.
As an alternative to investing directly in securities, the Fund may invest in exchange-traded and over-the-counter (OTC) derivatives (e.g., selling put options on securities) and exchange-traded funds (ETFs). The Fund also may invest in derivatives and ETFs in an attempt to obtain or adjust elements of its long or short investment exposure and as a substitute for securities lending. Derivatives used may include options, futures, swap contracts, and reverse repurchase agreements. The Fund’s foreign currency exposure may differ from the currency exposure of its securities. The Fund may lend its portfolio securities.
The Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. Leverage is not a principal component of the Fund’s investment strategy. However, because of its derivative positions, the Fund may at times have gross investment exposure in excess of its net assets (i.e. the Fund may be leveraged), and therefore may be subject to heightened risk of loss during those times. The Fund’s performance can depend substantially on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.
The Fund gains exposure to commodities and some other asset classes by investing through a wholly-owned subsidiary advised by GMO, which does not receive management or other fees for its services. The subsidiary invests primarily in commodity-related derivatives and fixed income instruments but also may invest in any other investment in which the Fund is permitted to invest directly. References in this Prospectus to action taken by the Fund refer to actions taken by the subsidiary as well as the Fund. The Fund does not invest directly in commodities and commodity-related derivatives.
In seeking to achieve the Fund’s investment objective, GMO may invest a significant portion of the Fund’s net assets in cash and cash equivalents.
The Fund also may invest in U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.
Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in its wholly-owned subsidiary and in any underlying funds in which it invests. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in its wholly-owned subsidiary and in any underlying funds, see “Additional Information about the Funds’ Investment Strategies, Risks, and Expenses” and “Description of Principal Risks.”
•
Market Risk – Equities − The market price of an equity may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If the Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO and GMO’s assessment proves to be incorrect, the Fund runs the risk that the market price of the equity will not appreciate or will decline. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•
Market Risk – Fixed Income − The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments).

•
Non-U.S. Investment Risk − The market prices of many non-U.S. securities (particularly of companies tied economically to emerging countries) fluctuate more than those of U.S. securities. Many non-U.S. securities markets (particularly emerging markets) are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, the Fund may be subject to non-U.S. taxes, potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S.

GMO IMPLEMENTATION FUND
investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, limitations on, or difficulties enforcing, legal judgments, contractual rights, or other remedies) tend to be greater for investments in the securities of companies tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or revenues from particular commodities, and often are more volatile than the economies of developed countries.
•
Management and Operational Risk − The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Fund also runs the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•
Derivatives and Short Sales Risk − The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The Fund may create short investment exposure by selling securities short or by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•
Illiquidity Risk − Low trading volume, lack of a market maker, large position size or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.

•
Currency Risk − Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•
Credit Risk − The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligors of obligations underlying an asset-backed security will be unable or unwilling to satisfy their obligations to pay principal and interest or otherwise to honor their obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the failure of an issuer, guarantor, or obligor to meet its payment obligations or in anticipation of such failure. Below investment grade investments have speculative characteristics, and negative changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those investments to make principal and interest payments than issuers of investment grade investments.

•
Market Risk – Asset-Backed Securities − The market price of asset-backed securities, like that of other fixed income investments with complex structures, can decline for a variety of reasons, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, deal structure, creditworthiness of any credit-support provider, and reliability of various other service providers with access to the payment stream), and a problem in any of these factors can lead to a reduction in the payment stream GMO expected the Fund to receive when the Fund purchased the asset-backed security.

•
Counterparty Risk − The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities is unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•
Focused Investment Risk − Investments focused in asset classes, countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

•
Leveraging Risk − The use of derivatives, short sales and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. In addition, the Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption, and losses will result if the value of the Fund’s assets declines between the time a redemption request is deemed to be received by the Fund and the time the Fund liquidates assets to meet that request.

•
Smaller Company Risk − Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

GMO IMPLEMENTATION FUND
•
Market Disruption and Geopolitical Risk − Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism) may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.

•
Event-Driven Risk − If the Fund purchases securities in anticipation of a proposed merger, acquisition, exchange offer, tender offer, or other similar transaction and that transaction later appears likely to be delayed or unlikely to be consummated or, in fact, is not consummated or is delayed, the market price of the securities purchased by the Fund may decline sharply, resulting in losses to the Fund. The risk/reward payout of event-driven strategies (such as merger arbitrage) typically is asymmetric, with the losses in failed transactions often far exceeding the gains in successful transactions. Event-driven strategies are subject to the risk of overall market movements, and the Fund may experience losses even if a transaction is consummated. The Fund’s investments in derivatives or short sales of securities to hedge or otherwise adjust investment exposure in connection with an event-driven transaction may not perform as expected or may otherwise reduce the Fund’s gains or increase its losses.

•
Commodities Risk − Commodity prices can be extremely volatile, and exposure to commodities can cause the value of the Fund’s shares to decline or fluctuate in a rapid and unpredictable manner.

•
Large Shareholder Risk − To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will require the Fund to sell securities at disadvantageous prices, disrupt the Fund’s operations, or force the Fund’s liquidation.

•
Fund of Funds Risk − The Fund is indirectly exposed to all of the risks of an investment in its wholly-owned subsidiary and in any underlying funds in which it invests (including ETFs), including the risk that its wholly-owned subsidiary and those underlying funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, the increase in fees and expenses of an underlying fund or a reallocation of the Fund’s investments to underlying funds with higher fees or expenses will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Bloomberg Barclays U.S. Treasury Inflation Notes: 1-10 Year Index and the Consumer Price Index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns
Years Ending December 31
Highest Quarter: 6.68% (4Q2019)
Lowest Quarter: -18.10% (1Q2020)
Year-to-Date (as of 3/31/21): 5.82%
Average Annual Total Returns
Periods Ending December 31, 2020
	1 Year	5 Years	10 Years	Incept.
				3/1/12
Return Before Taxes	-7.25%	3.22%	N/A	4.27%
Return After Taxes on Distributions1	-7.64%	2.30%	N/A	3.74%
Return After Taxes on Distributions and Sale of Fund Shares1	-3.85%	2.31%	N/A	3.27%
Bloomberg Barclays U.S. Treasury Inflation Notes: 1-10 Year Index (reflects no deduction for fees, expenses, or taxes)	8.39%	4.13%	N/A	2.07%
Consumer Price Index (reflects no deduction for fees, expenses, or taxes)	1.27%	1.93%	N/A	1.55%
1 After-tax returns do not reflect distributions made by the Fund for all periods prior to July 1, 2015, the date on which the Fund elected to be treated as a corporation for U.S. federal income purposes. Further, as described in “Distributions and Taxes,” the Fund elected to be treated and intends to qualify and be treated each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, for U.S. federal income tax purposes.

GMO IMPLEMENTATION FUND
Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:
Investment Team	Senior Member (Length of Service with Fund)	Title
Asset Allocation	Ben Inker (since the Fund’s inception in 2012)	Head, Asset Allocation Team, GMO.
Asset Allocation	John Thorndike (since 2019)	Portfolio Manager, Asset Allocation Team, GMO.
Additional information
For important information about purchases and sales of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 150 of this Prospectus.

GMO STRATEGIC OPPORTUNITIES ALLOCATION FUND
Investment objective
Total return greater than that of its benchmark, the GMO Strategic Opportunities Allocation Index, an internally maintained composite index computed by GMO, consisting of 75% MSCI World Index (MSCI Standard Index Series) and 25% Bloomberg Barclays U.S. Aggregate Index.
Fees and expenses
The table below describes the fees and expenses that you may bear if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Annual Fund operating expenses
(expenses that you bear each year as a percentage of the value of your investment)
Class III
Management fee	0.00%1
Other expenses	0.15%2
Acquired fund fees and expenses (underlying fund expenses)	0.42%3
Total annual fund operating expenses	0.57%
Expense reimbursement	(0.07%)4
Total annual fund operating expenses after expense reimbursement (Fund and underlying fund expenses)	0.50%
1 Includes both management fee and shareholder service fee. For additional information about the shareholder service fee applicable to Class III shares of the Fund, please see the table included in the section of the Prospectus entitled “Multiple Classes and Eligibility.”
2 The amount includes interest expense and borrowing costs for investments sold short, and dividend expenses incurred by the Fund as a result of short sales. “Other expenses” (before addition of interest expense and borrowing costs for investments sold short, and dividend expenses on short sales), interest expense and borrowing costs for investments sold short, and dividend expenses on short sales were approximately 0.08%, 0.02% and 0.05%, respectively. The Fund also receives income in connection with short sales, which is reflected in the Fund’s net income but is not reflected as an offset to dividend expenses on short sales in the Fund’s annual fund operating expenses table.
3 Consists of approximately 0.41% in underlying fund fees and expenses, less than 0.01% in interest expense incurred by underlying funds, and 0.01% in purchase premiums and redemption fees paid to underlying funds.
4 Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. This reimbursement will continue through at least June 30, 2022 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amount shown reflects the expense reimbursement noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class III	$51	$176	$311	$707
Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, for holders of Fund shares subject to U.S. taxes, higher income taxes. These transaction costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2021, the Fund’s portfolio turnover rate (excluding short-term investments) was 80% of the average value of its portfolio securities. That portfolio turnover rate includes investments in U.S. Treasury Fund, which the Fund uses as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 28, 2021, excluding transactions in U.S. Treasury Fund and other short-term investments, was 61% of the average value of its portfolio securities.
Principal investment strategies
The investment strategies GMO pursues for the Fund are intended to complement the strategies it is pursuing for the other accounts it manages. Accordingly, the Fund is not intended to serve as a standalone investment.
The Fund invests a significant portion of its assets in shares of other series of GMO Trust (collectively, the “underlying GMO Funds”), which may include the Equity Funds, the Fixed Income Funds, the Implementation Funds, and the Alternative Funds (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Asset Allocation Funds”). The Fund also makes significant direct investments.

GMO STRATEGIC OPPORTUNITIES ALLOCATION FUND
The Fund may invest in any asset class, including, for example, U.S. and non-U.S. equities (including emerging country equities), U.S. and non-U.S. fixed income securities (including emerging country debt securities) of any credit quality (including below investment grade securities (commonly referred to as “high yield” or “junk bonds”)) or maturity, and commodities. The term “equities” refers to direct and indirect investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and equity real estate investment trusts (REITs) and income trusts. The Fund may invest in securities of companies of any market capitalization. In addition, the Fund may lend its portfolio securities.
GMO uses its quantitative multi-year forecasts of returns among asset classes, together with its assessment of the relative risks of such asset classes, to select the Fund’s investments (including underlying GMO Funds as well as direct investments) and to decide how much to invest in each. An important component of those forecasts is GMO’s expectation that valuations ultimately revert to their fundamental fair (or intrinsic) value. GMO changes the Fund’s holdings of the underlying GMO Funds in response to changes in GMO’s investment outlook and its assessment of market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments. The Fund may invest in derivatives and effect short sales directly or through its investment in underlying GMO Funds. The factors GMO considers and investment methods GMO uses can change over time.
The Fund also may invest in money market funds unaffiliated with GMO and directly in the types of investments typically held by money market funds.
Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in underlying funds (including underlying GMO Funds). Some of the underlying funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by those funds may affect their performance more than if they were diversified investment companies. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying funds, see “Additional Information about the Funds’ Investment Strategies, Risks, and Expenses” and “Description of Principal Risks.”
•
Management and Operational Risk − The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Fund also runs the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•
Market Risk − Equities − The market price of an equity may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If an underlying fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO and GMO’s assessment proves to be incorrect, the Fund runs the risk that the market price of the equity will not appreciate or will decline. An underlying fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•
Non-U.S. Investment Risk − The market prices of many non-U.S. securities (particularly of companies tied economically to emerging countries) fluctuate more than those of U.S. securities. Many non-U.S. securities markets (particularly emerging markets) are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, the Fund may be subject to non-U.S. taxes, potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, limitations on, or difficulties enforcing, legal judgments, contractual rights, or other remedies) tend to be greater for investments in the securities of companies tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or revenues from particular commodities, and often are more volatile than the economies of developed countries.

•
Market Risk − Fixed Income − The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments).

GMO STRATEGIC OPPORTUNITIES ALLOCATION FUND
•
Derivatives and Short Sales Risk − The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The Fund may create short investment exposure by selling securities short or by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•
Futures Contracts Risk − The loss to the Fund resulting from its use of futures contracts is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts increases the volatility of the Fund’s net asset value. A liquid secondary market may not exist for any particular futures contract at any particular time, and the Fund may be unable when it wishes to effect closing transactions to terminate its exposure under that contract. When the Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund’s investments that are subject to the hedge. In addition, the Fund may be unable to recover or may be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. Foreign futures contracts are often less liquid and more volatile than U.S. futures contracts.

•
Credit Risk − The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligors of obligations underlying an asset-backed security will be unable or unwilling to satisfy their obligations to pay principal and interest or otherwise to honor their obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the failure of an issuer, guarantor, or obligor to meet its payment obligations or in anticipation of such failure. Below investment grade investments have speculative characteristics, and negative changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those investments to make principal and interest payments than issuers of investment grade investments.

•
Currency Risk − Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•
Fund of Funds Risk − The Fund is indirectly exposed to all of the risks of an investment in the underlying funds (including underlying GMO Funds) in which it invests, including the risk that those underlying funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, the increase in fees and expenses of an underlying fund or a reallocation of the Fund’s investments to underlying funds with higher fees or expenses will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.

•
Commodities Risk − Commodity prices can be extremely volatile, and exposure to commodities can cause the value of the Fund’s shares to decline or fluctuate in a rapid and unpredictable manner.

•
Event-Driven Risk – If the Fund purchases securities in anticipation of a proposed merger, acquisition, exchange offer, tender offer, or other similar transaction and that transaction later appears likely to be delayed or unlikely to be consummated or, in fact, is not consummated or is delayed, the market price of the securities purchased by the Fund may decline sharply, resulting in losses to the Fund. The risk/reward payout of event-driven strategies (such as merger arbitrage) typically is asymmetric, with the losses in failed transactions often far exceeding the gains in successful transactions. Event-driven strategies are subject to the risk of overall market movements, and the Fund may experience losses even if a transaction is consummated. The Fund’s investments in derivatives or short sales of securities to hedge or otherwise adjust investment exposure in connection with an event-driven transaction may not perform as expected or may otherwise reduce the Fund’s gains or increase its losses.

•
Illiquidity Risk − Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying fund from selling particular securities or closing derivative positions at desirable prices.

•
Leveraging Risk − The use of derivatives, short sales and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. In addition, the Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption, and losses will result if the value of the Fund’s assets declines between the time a redemption request is deemed to be received by the Fund and the time the Fund liquidates assets to meet that request.

•
Counterparty Risk − The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities is unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•
Smaller Company Risk − Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

GMO STRATEGIC OPPORTUNITIES ALLOCATION FUND
•
Market Disruption and Geopolitical Risk − Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism) may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.

•
Market Risk − Asset-Backed Securities − The market price of asset-backed securities, like that of other fixed income investments with complex structures, can decline for a variety of reasons, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, deal structure, creditworthiness of any credit-support provider, and reliability of various other service providers with access to the payment stream), and a problem in any of these factors can lead to a reduction in the payment stream GMO expected the Fund to receive when the Fund purchased the asset-backed security.

•
Focused Investment Risk − Investments focused in asset classes, countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

•
Large Shareholder Risk − To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will require the Fund to sell securities at disadvantageous prices, disrupt the Fund’s operations, or force the Fund’s liquidation.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of broad-based indices and the Fund’s benchmark (which is a composite index computed by GMO). After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class III Shares
Years Ending December 31
Highest Quarter: 13.34% (2Q2020)
Lowest Quarter: -20.14% (1Q2020)
Year-to-Date (as of 3/31/21): 9.44%
Average Annual Total Returns
Periods Ending December 31, 2020
	1 Year	5 Years	10 Years	Incept.
Class III				5/31/05
Return Before Taxes	4.82%	7.77%	6.90%	6.83%
Return After Taxes on Distributions	3.55%	6.45%	5.25%	5.19%
Return After Taxes on Distributions and Sale of Fund Shares	3.37%	5.89%	5.20%	5.16%
MSCI World Index1 (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	15.90%	12.19%	9.87%	7.78%
Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.43%	3.84%	4.35%
GMO Strategic Opportunities Allocation Index2 (Fund benchmark)	14.41%	10.45%	8.54%	7.17%
1 MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
2 This is a composite index that provides a performance comparison that tracks changes in the Fund’s benchmark over time. See “Fund Benchmarks and Comparative Indices” for the time periods covered by each index included in the composite index.

GMO STRATEGIC OPPORTUNITIES ALLOCATION FUND
Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:
Investment Team	Senior Member (Length of Service with Fund)	Title
Asset Allocation	Ben Inker (since the Fund’s inception in 2005)	Head, Asset Allocation Team, GMO.
Asset Allocation	John Thorndike (since 2019)	Portfolio Manager, Asset Allocation Team, GMO.
Additional information
For important information about purchases and sales of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 150 of this Prospectus.

GMO U.S. TREASURY FUND
Investment objective
Liquidity and safety of principal with current income as a secondary objective.
Fees and expenses
The table below describes the fees and expenses that you may bear if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Annual Fund operating expenses
(expenses that you bear each year as a percentage of the value of your investment)

Management fee	0.08%1
Other expenses	0.03%
Total annual fund operating expenses	0.11%
Expense reimbursement/waiver	(0.03%)1
Total annual fund operating expenses after expense reimbursement/waiver	0.08%
1 Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. GMO also has contractually agreed to waive or reduce the Fund’s management fees to the extent necessary to offset the management fees paid to GMO that are directly or indirectly borne by the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees will not be waived below zero. These reimbursements and waivers will continue through at least June 30, 2022 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. GMO has voluntarily agreed to waive its management fee and may discontinue its management fee waiver at any time.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amount shown reflects the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
GMO U.S. Treasury Fund	$8	$32	$59	$138
Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, for holders of Fund shares subject to U.S. taxes, higher income taxes. These transaction costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2021, the Fund’s portfolio turnover rate (excluding short-term investments) was 0% of the average value of its portfolio securities.
Principal investment strategies
Under normal circumstances, the Fund invests at least 80% of its assets in Direct U.S. Treasury Obligations and repurchase agreements collateralized by these Obligations (see “Name Policies”). “Direct U.S. Treasury Obligations” include U.S. Treasury bills, bonds and notes and other securities issued by the U.S. Treasury, as well as Separately Traded Registered Interest and Principal Securities (STRIPS) and other zero-coupon securities. GMO normally seeks to maintain an estimated interest rate duration of one year or less for the Fund’s portfolio. For an additional discussion of duration, see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Bond Funds — Duration.”
In addition to Direct U.S. Treasury Obligations, the Fund may invest to a lesser extent in other fixed income securities that are backed by the full faith and credit of the U.S. government or the governments of other developed countries. The Fund also may invest in U.S. and non-U.S. agency and supra sovereign securities, such as those issued by the Federal Home Loan Bank and the World Bank, and in money market funds unaffiliated with GMO.
The Fund also may enter into repurchase agreements and reverse repurchase agreements. Under the repurchase agreements entered into by the Fund, the Fund purchases a security backed by the full faith and credit of the U.S. government from a seller who simultaneously commits to repurchase, on an agreed date, the security from the Fund at the original purchase price plus an agreed upon amount representing interest. Under reverse repurchase agreements, the Fund sells a security backed by the full faith and credit of the U.S. government to a buyer and simultaneously commits to repurchase, on an agreed date, the security from the buyer at the original purchase price plus an agreed upon amount representing interest. The counterparties in repurchase agreements and reverse repurchase agreements are typically brokers and banks, and the safety of the arrangement depends on, among other things, the Fund’s having an interest in the security (or other collateral) that it can realize in the event of the counterparty’s insolvency or inability or unwillingness to pay.

GMO U.S. TREASURY FUND
In selecting securities for the Fund’s portfolio, GMO focuses primarily on the relative attractiveness of different obligations (such as bonds, notes or bills), which can vary depending on the general level of interest rates as well as supply and demand imbalances and other market conditions. The factors GMO considers and investment methods GMO uses can change over time.
The Fund is not a money market fund and is not subject to the maturity, quality, diversification and other requirements applicable to money market funds.
Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Additional Information about the Funds’ Investment Strategies, Risks, and Expenses” and “Description of Principal Risks.”
•
Market Risk – Fixed Income – The market price of a fixed income security can decline due to market-related factors, primarily rising interest rates.

•
Credit Risk – Securities issued by the U.S. Treasury historically have presented minimal credit risk. However, events in 2011 led to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio.

•
Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will require the Fund to sell securities at disadvantageous prices, disrupt the Fund’s operations, or force the Fund’s liquidation.

•
Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund also runs the risk that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•
Market Disruption and Geopolitical Risk – Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism) may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.

•
Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities is unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations

GMO U.S. TREASURY FUND
Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns
Years Ending December 31
Highest Quarter: 0.93% (1Q2020)
Lowest Quarter: -0.02% (4Q2011)
Year-to-Date (as of 3/31/21): 0.02%
Average Annual Total Returns
Periods Ending December 31, 2020
	1 Year	5 Years	10 Years	Incept.
				3/17/09
Return Before Taxes	1.29%	1.36%	0.73%	0.65%
Return After Taxes on Distributions	1.09%	0.86%	0.45%	0.41%
Return After Taxes on Distributions and Sale of Fund Shares	0.76%	0.82%	0.44%	0.39%
FTSE 3-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	0.58%	1.16%	0.60%	0.53%

Management of the Fund Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Team and Senior Member of GMO primarily responsible for portfolio management of the Fund:
Investment Team	Senior Member (Length of Service with Fund)	Title
Short Duration Strategies	Tracey Keenan (since 2017)	Portfolio Manager, Short Duration Strategies Team, GMO.
Additional information
For important information about purchases and sales of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 150 of this Prospectus.

ADDITIONAL SUMMARY INFORMATION ABOUT THE FUNDS
Purchase and sale of Fund shares
Under ordinary circumstances, you may purchase a Fund’s shares on days when both (i) the New York Stock Exchange (“NYSE”) is open for business and (ii) in the case of a Bond Fund (as defined below) and SGM Major Markets Fund, on days when the U.S. bond markets also are open for business or, in the case of Japan Value Creation Fund, on days when the Japanese equity markets also are open for business. Purchase orders should be submitted directly to GMO Trust (the “Trust”) or through a broker or agent authorized to accept purchase and redemption orders on the Funds’ behalf. Investors who have entered into agreements with the Trust may redeem shares of the Fund through the National Securities Clearing Corporation (“NSCC”).
Except for Class R6 shares and Class I shares of a Fund or Class MF shares of Benchmark-Free Allocation Fund, an investor’s eligibility to purchase Fund shares or different classes of Fund shares depends on its meeting either (i) the “Minimum Total Fund Investment,” which includes only an investor’s total investment in a particular Fund, or (ii) the “Minimum Total GMO Investment,” both of which are set forth in the table below. Mutual funds that wish to invest in shares of Benchmark-Free Allocation Fund and wish to receive supplemental support services are eligible to purchase its Class MF shares. Purchases of Class MF shares, Class R6 shares or Class I shares are not subject to any minimum dollar amount. For investors owning shares of a Fund, purchases of additional shares of that Fund are not subject to any minimum dollar amount.
Minimum Investment Criteria for Class Eligibility
		Minimum Total Fund Investment	Minimum Total GMO Investment
Class II Shares	All Funds Offering Class II Shares	N/A	$5 million
Class III Shares	International Equity Fund	N/A	$35 million
	Alternative Allocation Fund Emerging Markets Fund Emerging Markets ex-China Fund Emerging Domestic Opportunities Fund	$50 million	N/A
	All Other Funds Offering Class III Shares	N/A	$5 million
Class IV Shares	All Funds Offering Class IV Shares	$125 million	$250 million
Class V Shares	All Funds Offering Class V Shares	$250 million	$500 million
Class VI Shares	All Funds Offering Class VI Shares	$300 million	$750 million
Minimum Investment Criteria and Eligibility for Implementation Fund and U.S. Treasury Fund
	Minimum Total Fund Investment	Minimum Total GMO Investment
Implementation Fund U.S. Treasury Fund	N/A	$5 million
Fund shares are redeemable. Under ordinary circumstances, you may redeem a Fund’s shares on days when both (i) the NYSE is open for business and (ii) in the case of a Bond Fund and SGM Major Markets Fund, on days when the U.S. bond markets also are open for business or, in the case of Japan Value Creation Fund, on days when the Japanese equity markets also are open for business. Redemption orders should be submitted directly to the Trust unless the Fund shares to be redeemed were purchased through a broker or agent, in which case the redemption order should be submitted to that broker or agent. Investors who have entered into agreements with the Trust may redeem shares of the Fund through the NSCC. For instructions on redeeming shares directly, call the Trust at 1-617-346-7646 or send an email to SHS@GMO.com.
Purchase order forms and redemption orders can be submitted by mail, facsimile, or email (or by other form of communication pre-approved by GMO Shareholder Services) to the Trust at:
GMO Trust
c/o Grantham, Mayo, Van Otterloo & Co. LLC
40 Rowes Wharf
Boston, Massachusetts 02110
Facsimile: 1-617-439-4192
Attention: Shareholder Services
Email: clientorder@gmo.com

U.S. tax information
Each Fund has elected to be treated or intends to elect to be treated, and intends to qualify and be treated each year, as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) for U.S. federal income tax purposes and to distribute net investment income and net realized capital gains, if any, to shareholders. These distributions are taxable as ordinary income or capital gain to U.S. shareholders that are not exempt from U.S. income tax or investing through a tax-advantaged account. U.S. shareholders who are investing through a tax-advantaged account may be taxed upon withdrawals from that account.
Financial intermediary compensation
Each Fund offering Class I shares makes payments out of the net assets of the Fund attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders of the Fund. In addition, GMO pays brokers, agents, or other financial intermediaries for transfer agency and related services. These payments create a conflict of interest by creating a financial incentive for the broker or other financial intermediary and salesperson to recommend the purchase of Fund shares over another investment. GMO also makes payments to financial intermediaries for the purchase of Fund shares, which creates a similar conflict of interest. Ask your salesperson or consult your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES, RISKS, AND EXPENSES
Fund Summaries.   The preceding sections contain a summary of the investment objective, fees and expenses, principal investment strategies, principal risks, performance, management, and other important information for each series of the Trust listed on the cover page of this Prospectus (each, a “Fund,” and collectively, the “Funds,” and together with other series of the Trust offered from time to time through a separate prospectus or private placement memorandum, each a “GMO Fund” and collectively, the “GMO Funds”). The summaries are not all-inclusive, and a Fund may make investments, employ strategies, and be exposed to risks that are not described in its summary. More information about the Funds’ investments and strategies is contained in the Statement of Additional Information (“SAI”). See the back cover of this Prospectus for information about how to receive the SAI. Additional information about the Funds’ benchmarks and other comparative indices may be found under “Fund Benchmarks and Comparative Indices.”
Fundamental Investment Objectives/Policies.   The Board of Trustees (“Trustees”) of the Trust may change a Fund’s investment objective or policies without shareholder approval or prior notice unless an objective or policy is identified in this Prospectus or in the SAI as “fundamental.” Only International Equity Fund and U.S. Equity Fund have fundamental investment objectives. Neither the Funds nor GMO guarantees that the Funds will be able to achieve their investment objectives.
Definitions.   When used in this Prospectus, the term “invest” includes direct and indirect investing and long and short investing and the term “investments” includes direct and indirect investments and long and short investments. For example, a Fund may invest indirectly in a given asset or asset class by investing in its wholly-owned subsidiary, in another GMO Fund, or in derivatives and synthetic instruments, and the resulting exposure to the asset or asset class may be long or short. When used in this Prospectus, (i) the terms “bonds,” “debt investments,” “fixed income investments,” and “fixed income securities” include (a) obligations of an issuer to make payments on future dates of principal, interest (whether fixed or variable) or both and (b) synthetic debt instruments created by GMO by using derivatives (e.g., a futures contract, swap contract, forward currency contract or option); (ii) each of the terms “emerging markets” (except in the cases of Emerging Markets Fund and Emerging Domestic Opportunities Fund, each of which has a separate definition in its Fund summary) and “emerging countries” (except in the case of each of Emerging Country Debt Fund and Emerging Country Debt Shares Fund, each of which has a separate definition in its Fund summary) means the world’s less developed countries; (iii) the term “equities” refers to common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and equity real estate investment trusts (REITs) and income trusts; (iv) the term “sovereign debt” refers to a fixed income security issued by a government or a derivative providing exposure to sovereign debt; (v) the term “quasi-sovereign debt” refers to debt issued by a governmental agency, political subdivision or other instrumentality or an issuer that is majority owned, directly or indirectly, or whose obligations are guaranteed, by a government or a derivative providing exposure to quasi-sovereign debt; (vi) the term “total return” includes capital appreciation and income; (vii) the term “underlying GMO Funds” refers to other series of GMO Trust; (viii) the term “underlying funds” refers to underlying GMO Funds and investment companies not advised by GMO, including, among others, closed-end funds, money market funds, and ETFs; (ix) the terms “event-driven” and “merger arbitrage” refer to transactions in which a Fund purchases securities at prices below the value of the consideration GMO expects the Fund to receive for them upon consummation of an anticipated merger, acquisition, exchange offer, tender offer, or other similar transaction in which the transaction price substantially exceeds the market price of the securities before the announcement of the transaction; and (x) the term “agency mortgage-backed securities” refers to fixed income investments that are issued or guaranteed by the U.S. government, its agencies or instrumentalities, which include mortgage pass-through securities representing interests in pools of mortgage loans issued or guaranteed by the Government National Mortgage Association, the Federal National Mortgage Association, or the Federal Home Loan Mortgage Corporation.
Tax Consequences.   Unless otherwise specified in this Prospectus or in the SAI, GMO is not obligated to, and generally will not consider, tax consequences when seeking to achieve a Fund’s investment objective (e.g., a Fund may engage in transactions or make investments in a manner that is not tax efficient for U.S. federal, state or local tax purposes or non-U.S. tax purposes).
In addition, a Fund’s investment through a wholly-owned subsidiary could affect the amount, timing and character of its distributions and could cause the Fund to recognize taxable income in excess of the cash generated by that investment, requiring the Fund in turn to liquidate investments at disadvantageous times to generate cash needed to make required distributions. See “Distributions and Taxes” below and “Taxes” in the SAI for more information about the tax consequences of a Fund’s investments through a wholly-owned subsidiary.
ESG Considerations.   As described in the applicable Fund Summaries, GMO incorporates ESG (environmental, social, and governance) criteria into its investment process for some of the Funds. For those Funds, GMO’s investment process seeks to identify material ESG-related risks for each investment, with certain exceptions (such as cash and cash-like investments and derivatives). For example, in considering an investment in a particular company, GMO may consider: (1) environmental factors such as the company’s carbon emissions and waste; (2) social factors such as the company’s supply chain labor standards; and (3) governance factors such as the company’s merger/acquisition activity and dilution of minority shareholders. The foregoing examples are provided solely to illustrate the types of ESG criteria GMO investment teams may consider in evaluating an investment. ESG criteria are some of the many factors that GMO considers in making investment decisions. Evaluation of ESG criteria with respect to a country or an issuer may include criteria from a number of sources, including but not limited to third-party and proprietary ESG data/ratings, a company’s public SEC filings, news and articles in the press, litigation-related information and statements from company executives. The weight that ESG criteria are given, overall or individually, for a particular investment decision is dependent upon GMO’s assessment of their materiality and relevance to that investment decision. GMO considers ESG criteria as part of its investment process for the purpose of identifying risks and maximizing risk-adjusted returns. The consideration of ESG criteria as part of a Fund’s investment process does not mean that the Fund pursues a specific “ESG” investment strategy, and, depending on the Fund, GMO may sometimes make investment decisions that are not based on ESG criteria.
Portfolio Turnover.   The Funds are not subject to any limit on the frequency with which portfolio securities may be purchased or sold, and GMO makes investment decisions for the Funds without regard to portfolio turnover rates. High turnover rates may create additional taxable income for shareholders. If portfolio turnover results in the recognition of short-term capital gains, those gains, when distributed, typically are taxed to shareholders at ordinary income tax rates. See “Distributions and Taxes” below for more information.
Benchmarks.   Fund benchmarks (if any) and other comparative indices listed in the “Average Annual Total Returns” table in the Fund summaries are described under “Fund Benchmarks and Comparative Indices.” In some cases, a Fund’s summary states that a Fund seeks total return greater than that of its benchmark. Neither the Funds nor GMO can provide any assurance as to how a Fund will perform on an absolute basis or relative to its benchmark. A Fund’s benchmark is stated as of the date of this Prospectus and may be changed without prior notice to shareholders.
Supplemental Performance and Volatility Information for Benchmark-Free Allocation Fund, SGM Major Markets Fund, and Related Performance of GMO Accounts Similar to High Yield Fund.   For additional information regarding historical performance and volatility, please see “Supplemental and Related Performance and Volatility Information” beginning on page 230 of this Prospectus.
Fee and Expense Information.   The following paragraphs contain additional information about the fee and expense information included in the Fund summaries.
Purchase Premiums and Redemption Fees.   Where applicable, purchase premiums and redemption fees are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs incurred by the Fund as a result of an investor’s purchase or redemption of Fund shares. Even though a Fund does not charge a purchase premium or redemption fee directly to its shareholders, the Fund and its shareholders indirectly bear the purchase premiums and redemption fees paid by the Fund to any underlying Funds in which the Fund invests. This is particularly relevant to Emerging Country Debt Shares Fund (“Shares Fund”), which invests substantially all of its assets in Emerging Country Debt Fund (“ECDF”). The purchase premiums and redemption fees paid by the Shares Fund to ECDF are indirectly borne pro rata by each Shares Fund shareholder in connection with Shares Fund investments in, and redemptions from, ECDF (including investments or redemptions made in connection with another Shares Fund shareholder’s purchase or redemption of Shares Fund shares). As such, shareholders who own a large percentage of the Shares Fund’s shares (e.g., initial shareholders) will indirectly bear a correspondingly large percentage of the purchase premiums and redemption fees paid by the Shares Fund to ECDF. A Fund may modify its purchase premium or redemption fee at any time.
Annual Fund Operating Expenses − Other Expenses and Acquired Fund Fees and Expenses.   The amounts listed under “Other expenses” in the “Annual Fund operating expenses” table included in each Fund’s summary generally reflect direct expenses associated with an investment in a Fund for the fiscal year ended February 28, 2021. A Fund may invest in other GMO Funds as well as exchange-traded funds (ETFs) and other pooled investment vehicles (collectively, the “acquired funds”), and the indirect net expenses associated with a Fund’s investment (if any) in acquired funds are included in “Other expenses” if those expenses are less than 0.01% of the average net assets of the Fund. If the indirect net expenses associated with a Fund’s investment in acquired funds (“acquired fund fees and expenses”) are 0.01% or more of the Fund’s average net assets, these expenses are included in the “Annual Fund operating expenses” table under “Acquired fund fees and expenses.” Acquired fund fees and expenses do not include expenses associated with investments in the securities of unaffiliated companies unless those companies hold themselves out to be investment companies. Acquired fund fees and expenses generally are based on expenses incurred by the Fund for the fiscal year ended February 28, 2021, and actual indirect expenses vary depending on the particular acquired funds in which the Fund invests.
Fee and Expense Examples.   The expense example under “Example” included in each Fund’s summary assumes that a shareholder reinvests all dividends and distributions, if any.
Bond Funds.   The following Funds (collectively, the “Bond Funds”) invest substantially all of their assets in fixed income investments: High Yield Fund, Multi-Sector Fixed Income Fund, Emerging Country Debt Fund, Emerging Country Debt Shares Fund, Opportunistic Income Fund, Asset Allocation Bond Fund, and U.S. Treasury Fund. Pursuant to an exemptive order granted by the Securities and Exchange Commission (“SEC”), some of the Bond Funds invest in other GMO Funds.
Credit Quality.   In this Prospectus, the term “investment grade” refers to a rating of Baa3/P-3 or better by Moody’s Investors Service, Inc. (“Moody’s”) or BBB-/A-3 or better by S&P Global Ratings (“S&P”) and the term “below investment grade” refers to any rating by Moody’s or S&P below those ratings. Fixed income securities rated below investment grade are commonly referred to as high yield or “junk” bonds (High Yield Fund has a separate definition of  “high yield bonds” in its Fund summary). In addition, in this Prospectus, securities and commercial paper that are rated Aa/P-1 or better by Moody’s or AA/A-1 or better by S&P are commonly referred to as “high quality.” Securities referred to in this Prospectus as investment grade, below investment grade, or high quality include securities rated by Moody’s, S&P or both and other securities (including securities that are unrated or rated by ratings organizations other than Moody’s and S&P) that GMO determines have comparable credit qualities.
Duration.   In this Prospectus, the term “duration” refers to the weighted measure of interest rate sensitivity of a fixed income security. GMO employs a variety of techniques to adjust the sensitivity of a Bond Fund’s net asset value to changes in interest rates. This sensitivity is often measured by, and correlates with, the estimated interest rate duration of a Fund’s portfolio. For example, the value of an investment with a duration of five years decreases by approximately 5% for every 1% increase in interest rates, while the value of an investment with a duration of six years increases by approximately 6% with every 1% decrease in interest rates. In some cases, the “Principal investment strategies” section of a Bond Fund’s summary section provides the Fund’s dollar-weighted average interest rate duration. GMO estimates that duration by aggregating the durations of the Fund’s direct and indirect individual holdings and weighting each holding based on its market value. Duration needs to be estimated when the obligor is required to prepay principal or interest on a fixed income security and the payments are not denominated in U.S. dollars. GMO may significantly alter the duration of a Fund’s portfolio by using derivatives.
Asset Allocation Funds.   As described in their Fund summaries, each of the following Funds (collectively, the “Asset Allocation Funds”) invests in other GMO Funds: Benchmark-Free Allocation Fund, Global Asset Allocation Fund, Global Equity Allocation Fund, Global Developed Equity Allocation Fund, International Equity Allocation Fund, International Developed Equity Allocation Fund, Benchmark-Free Fund, and Strategic Opportunities Allocation Fund. Several GMO Funds in which the Asset Allocation Funds invest themselves invest a substantial portion of their assets in other GMO Funds. As a result, the Asset Allocation Funds are exposed to all of the risks not only of the underlying GMO Funds in which they invest but also of the other GMO Funds in which those underlying GMO Funds invest.
When used in the Asset Allocation Fund summaries, references to the Equity Funds, the Fixed Income Funds, the Alternative Funds and the Implementation Funds include the GMO Funds listed under those headings below:
Equity Funds
—
Quality Fund

—
Climate Change Fund

—
Quality Cyclicals Fund

—
Resources Fund

—
Tax-Managed International Equities Fund

—
Japan Value Creation Fund

—
International Equity Fund

—
U.S. Equity Fund

—
U.S. Small Cap Value Fund

—
Emerging Markets Fund

—
Emerging Markets ex-China Fund

—
Emerging Domestic Opportunities Fund

Fixed Income Funds
—
High Yield Fund

—
Multi-Sector Fixed Income Fund

—
Emerging Country Debt Fund

—
Opportunistic Income Fund

Alternative Funds
—
Alternative Allocation Fund

—
SGM Major Markets Fund

Implementation Funds
—
Asset Allocation Bond Fund

—
Implementation Fund

—
U.S. Treasury Fund

When used elsewhere in this Prospectus, references to the Multi-Asset Class Funds, the Equity Funds, the Fixed Income Funds, the Alternative Funds, and the Implementation Funds include the GMO Funds listed under those headings on the front cover of this Prospectus.
Securities Lending.   As described in the Fund summaries and the SAI, some of the Funds may seek to earn additional income by lending their securities. Security loans are subject to termination by the Fund at any time and are required to be secured at all times by collateral in an amount at least equal in value to the market value of the securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the following business day. Voting rights or rights to consent with respect to loaned securities pass to the borrower. A Fund has the right to call loans at any time on reasonable notice to exercise voting rights associated with the loaned security and expects to do so if both: (i) GMO receives adequate notice of a proposal on which shareholders are being asked to vote and (ii) GMO believes that the benefits to the Fund of voting on that proposal outweigh the benefits to the Fund of having the security remain out on loan.
Investments in U.S. Treasury Fund and Unaffiliated Money Market Funds.   Each of the Funds may invest in U.S. Treasury Fund, in money market funds unaffiliated with GMO and directly in the types of investments typically held by money market funds.
Potential Overexposure/Underexposure to Investments.   A Fund may be deemed to have received a purchase order or redemption request (e.g., a transaction placed through the National Securities Clearing Corporation (“NSCC”) or an agent of the Trust) prior to the Fund’s actual receipt of the details of the request. In addition, GMO may decide not to place portfolio trades for a Fund in response to a purchase order or redemption request until after the close of business on the day the purchase order or redemption request is received by the Fund. In such cases, a Fund may temporarily be underexposed (in the case of a large purchase order) or overexposed or leveraged (in the case of a large redemption request) to the Fund’s intended investment program, leading to underperformance relative to that program when the Fund is underexposed in a rising market or overexposed (leveraged) in a falling market. The impact of this underexposure or overexposure can be significant, particularly when the purchase order or redemption request is large relative to the size of the Fund.
Fund Codes.   See “Fund Codes” on the inside back cover of this Prospectus for information regarding each Fund’s ticker, news-media symbol, and CUSIP number.
This Prospectus does not offer shares of the Trust in any state where they may not lawfully be offered.

DESCRIPTION OF PRINCIPAL RISKS
The following chart identifies the Principal Risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.
	Multi- Asset Class Funds		Equity Funds
			Global Equity Funds						International Equity Funds					U.S. Equity Funds		Emerging Equity Funds
	Benchmark-Free Allocation Fund	Global Asset Allocation Fund	Global Equity Allocation Fund	Global Developed Equity Allocation Fund	Quality Fund	Climate Change Fund	Resources Fund	Quality Cyclicals Fund	International Equity Allocation Fund	International Developed Equity Allocation Fund	International Equity Fund	Tax-Managed International Equities Fund	Japan Value Creation Fund	U.S. Equity Fund	U.S. Small Cap Value Fund	Emerging Markets Fund	Emerging Markets ex-China Fund	Emerging Domestic Opportunities Fund
Commodities Risk	•	•				•	•
Counterparty Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Credit Risk	•	•	•	•					•	•								•
Currency Risk	•	•	•	•	•	•	•	•	•	•	•	•	•			•	•	•
Derivatives and Short Sales Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Event-Driven Risk	•				•	•	•	•
Focused Investment Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Fund of Funds Risk	•	•	•	•					•	•						•	•	•
Futures Contracts Risk	•	•
Illiquidity Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Large Shareholder Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Leveraging Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Management and Operational Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Market Disruption and Geopolitical Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Market Risk – Asset-Backed Securities	•	•
Market Risk – Equities	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Market Risk – Fixed Income	•	•	•	•					•	•								•
Non-Diversified Funds	•	•	•	•	•			•	•	•			•				•	•
Non-U.S. Investment Risk	•	•	•	•	•	•	•	•	•	•	•	•	•			•	•	•
Smaller Company Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•

	Fixed Income Funds					Alternative Funds		Implementation Funds
	High Yield Fund	Multi-Sector Fixed Income Fund	Emerging Country Debt Fund	Emerging Country Debt Shares Fund	Opportunistic Income Fund	Alternative Allocation Fund	SGM Major Markets Fund	Asset Allocation Bond Fund	Benchmark-Free Fund	Implementation Fund	Strategic Opportunities Allocation Fund	U.S. Treasury Fund
Commodities Risk						•	•	•	•	•	•
Counterparty Risk	•	•	•	•	•	•	•	•	•	•	•	•
Credit Risk	•	•	•	•	•	•	•	•	•	•	•	•
Currency Risk	•	•	•	•	•	•	•	•	•	•	•
Derivatives and Short Sales Risk	•	•	•	•	•	•	•	•	•	•	•
Event-Driven Risk						•				•	•
Focused Investment Risk	•	•	•	•	•	•	•	•	•	•	•
Fund of Funds Risk	•	•	•	•	•	•	•	•	•	•	•
Futures Contracts Risk	•	•			•	•	•		•		•
Illiquidity Risk	•	•	•	•	•	•	•	•	•	•	•
Large Shareholder Risk	•	•	•	•	•	•	•	•	•	•	•	•
Leveraging Risk	•	•	•	•	•	•	•	•	•	•	•
Management and Operational Risk	•	•	•	•	•	•	•	•	•	•	•	•
Market Disruption and Geopolitical Risk	•	•	•	•	•	•	•	•	•	•	•	•
Market Risk – Asset-Backed Securities		•	•	•	•		•	•	•	•	•
Market Risk – Equities					•	•	•	•	•	•	•
Market Risk – Fixed Income	•	•	•	•	•	•	•	•	•	•	•	•
Non-Diversified Funds	•	•				•	•		•		•
Non-U.S. Investment Risk	•	•	•	•	•	•	•	•	•	•	•
Smaller Company Risk		•			•	•		•	•	•	•

Investing in mutual funds involves many risks. Factors that may affect a particular Fund’s portfolio as a whole, called “principal risks,” are discussed briefly in each Fund’s summary and in additional detail in this section. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section describes the principal risks and some related risks but does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time. The SAI includes more information about the Funds and their investments.
Each Fund that invests in underlying funds or in a wholly-owned subsidiary (as indicated under “Principal investment strategies” in those Funds’ summaries and further described in “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses”) is exposed to the risks to which the underlying funds or wholly-owned subsidiary are exposed, as well as the risk that the underlying funds or wholly-owned subsidiary will not perform as expected. Therefore, unless otherwise noted, the principal risks summarized below include both direct and indirect risks, and as indicated in the “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses” section of this Prospectus, references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund as a result of its investment in underlying funds or a wholly-owned subsidiary.
An investment in a Fund, by itself, generally does not provide a complete investment program but rather is intended to serve as part of an investor’s overall investment program. An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
•   COMMODITIES RISK.   Commodity prices can be extremely volatile and are affected by many factors. Exposure to commodities can cause the value of a Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. In addition, the value of commodity-related derivatives or indirect investments in commodities may fluctuate more than the commodity, commodities or commodity index to which they relate. See “Derivatives and Short Sales Risk” for a discussion of specific risks of a Fund’s derivatives investments, including commodity-related derivatives.
•   COUNTERPARTY RISK.   Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise be forced to hold investments it would prefer to sell, resulting in losses for the Fund. In addition, a Fund may suffer losses if a counterparty fails to comply with applicable laws, regulations or other requirements. The Funds are not subject to any limit on their exposure to any one counterparty nor to a requirement that counterparties with whom they enter into contracts maintain a specific rating by a nationally recognized rating organization. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments in which financial services firms are exposed (as they were in 2008) to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.
Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets; therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time during which events may occur that prevent settlement. Counterparty risk also is greater when a Fund has entered into derivatives contracts with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have terms longer than six months (and, in some cases, decades). The creditworthiness of a counterparty can be expected to be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral if the Fund’s interest in the collateral is not perfected or additional collateral is not posted promptly as required. GMO’s view with respect to a particular counterparty is subject to change. The fact, however, that GMO’s view changes adversely (whether due to external events or otherwise) does not mean that a Fund’s existing transactions with that counterparty will be terminated or modified. In addition, a Fund may enter into new transactions with a counterparty that GMO no longer considers a desirable counterparty (for example, re-establishing the transaction with a lower notional amount or entering into a countervailing trade with the same counterparty). Counterparty risk also will be greater if a counterparty’s obligations exceed the value of the collateral held by the Fund (if any).
The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds. Counterparty risk with respect to derivatives has been and will continue to be affected by new rules and regulations relating to the derivatives market. As described under “Derivatives and Short Sales Risk,” some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position.

Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Funds’ ability to exercise remedies, such as the termination of transactions, netting of obligations or realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide governmental authorities broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, in the European Union, governmental authorities could reduce, eliminate, or convert to equity the liabilities to the Funds of a counterparty experiencing financial difficulties (commonly referred to as a “bail in”).
•   CREDIT RISK.   This is the risk that the issuer or guarantor of a fixed income investment or the obligors of obligations underlying an asset-backed security will be unable or unwilling to satisfy their obligation to pay principal and interest or otherwise to honor their obligations in a timely manner. The obligations of issuers also may be subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. The market price of a fixed income investment will normally decline as a result (and/or in anticipation) of the failure of an issuer, guarantor, or obligor to meet its payment obligations or a downgrading of the credit rating of the investment. This risk is particularly acute in environments in which financial services firms are exposed (as they were in 2008) to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. Fixed income investments also are subject to illiquidity risk. See “Illiquidity Risk.”
All fixed income investments are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending on whether the issuer is a corporation, a government or government entity, whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether the particular security has any collateral backing or credit enhancement. Credit risk may change over the term of a fixed income investment. U.S. government securities are subject to varying degrees of credit risk depending on whether the securities are supported by the full faith and credit of the United States, supported by the ability of the obligor to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign or quasi-sovereign debt involve the risk that the governmental entities responsible for repayment will be unable or unwilling to pay interest and repay principal when due. A governmental entity’s ability and willingness to pay interest and repay principal in a timely manner can be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer will default independently of its sovereign. Sovereign debt risk often is greater for fixed income securities issued or guaranteed by emerging countries.
In many cases, the credit risk and market price of a fixed income investment are reflected in its credit ratings, and a Fund holding a rated investment is subject to the risk that the investment’s rating will be downgraded, resulting in a decrease in the market price of the fixed income investment.
Securities issued by the U.S. government historically have presented minimal credit risk. However, events in 2011 led several major rating agencies to downgrade the long-term credit rating of U.S. bonds and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a default in the payment of principal or interest on U.S. government securities would decrease, the market price of a Fund’s investments in U.S. bonds.
As described under “Market Risk — Asset-Backed Securities,” asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The credit risk of a particular asset-backed security depends on many factors, as described under “Market Risk — Asset-Backed Securities.”
A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives and Short Sales Risk” for more information regarding risks associated with the use of credit default swaps.
The extent to which the market price of a fixed income investment changes in response to a credit event depends on many factors and can be difficult to predict. For example, even though the effective duration of a long-term floating rate investment is very short, an adverse credit event or change in the perceived creditworthiness of its issuer could cause its market price to decline much more than its effective duration would suggest.
Credit risk is particularly pronounced for below investment grade investments (commonly referred to as “high yield” or “junk bonds”), which are defined in this Prospectus under “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Bond Funds.” The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade investments have speculative characteristics, often are less liquid than higher quality investments, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. Investments in distressed or defaulted or other low quality debt investments generally are considered speculative and typically involve substantial risks not normally associated with investments in higher quality investments, including adverse business, financial or economic conditions that lead to payment defaults and insolvency proceedings on the part of their issuers. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer does not make any interest or other payments and a Fund incurs additional expenses in seeking recovery. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt investment proves incorrect, a Fund is likely to lose a substantial portion or all of its investment or may be required to accept cash or instruments worth less than its original investment. In the event of a default of sovereign debt, the Funds may be unable to pursue legal action against the issuer.
As disclosed in their Fund Summaries, some Funds are permitted to lend their portfolio securities. A Fund that lends its portfolio securities bears the risk of delay in the recovery of loaned securities, resulting among other things in the Fund’s inability to vote the securities or realize on its collateral should the borrower fail financially. A Fund also bears the risk that the value of investments made with collateral may decline.
•   CURRENCY RISK.   Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the currencies in which a Fund’s investments are traded in which a Fund receives income will decline in value. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund is likely to realize a loss on both the hedging instrument and the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk.”
Many of the Funds use derivatives to take currency positions that are under- or over-weighted (in some cases significantly) relative to the currency exposure of their portfolios and their benchmarks (if any). If the exchange rates of the currencies involved do not move as expected, a Fund could lose money on both its holdings of a particular currency and the derivative. See also “Non-U.S. Investment Risk.”
Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars or may be able to do so only at an unfavorable exchange rate. Exchange rates for many currencies are affected by exchange control regulations.
Derivative transactions in foreign currencies (such as futures, forward contracts, options, and swaps) may involve leveraging risk in addition to currency risk, as described under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk”).
•   DERIVATIVES AND SHORT SALES RISK.   All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, such as securities, commodities or currencies, reference rates, such as interest rates, currency exchange rates or inflation rates, or indices. The use of derivatives involve the risk that their value may not change as expected relative to changes in the value of the assets, rates, or indices they are designed to track. Derivatives include, but are not limited to, futures contracts, forward contracts, foreign currency contracts, swap contracts, contracts for differences, options on securities and indices, options on futures contracts, options on swap contracts, interest rate caps, floors and collars, reverse repurchase agreements and other over-the-counter (OTC) contracts. The SAI describes the various types of derivatives in which the Funds invest and how they are used in the Funds’ investment strategies.
The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed, or the position transferred, only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid the cost and unpredictability of legal proceedings. The Fund, therefore, runs the risk of being unable to obtain payments GMO believes are owed to it under an OTC derivatives contract or of those payments being delayed or made only after the Fund has incurred the cost of litigation.
A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., forward currency contracts), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s fundamental fair (or intrinsic) value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs a greater risk of not being able to recover what it is owed if the counterparty defaults. Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk and counterparty risk.
Many derivatives, in particular OTC derivatives, are complex, and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation and exposes the Funds to the risk that the valuations generated by GMO’s pricing models are different from amounts the Funds realize when they close or sell a derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, the Funds run a risk that inaccurate valuations will result in increased cash payments to counterparties, under-collateralization and/or errors in the calculation of the Funds’ net asset values.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the cost of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, none of the Funds will be permitted to trade with that counterparty.
OTC swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk”) and counterparty risk (see “Counterparty Risk”). These derivatives also are subject to documentation risk, which is the risk that ambiguities, inconsistencies or errors in the documentation relating to a derivative transaction will lead to a dispute with the counterparty or unintended investment results. In addition, see “Commodities Risk” for a discussion of risks specific to commodity-related derivatives. Because many derivatives have a leverage component (i.e. a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index could result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk.”
Special tax rules apply to a Fund’s transactions in derivatives, which could increase the taxes payable by shareholders subject to U.S. income taxation. In particular, a Fund’s derivative transactions potentially could cause a substantial portion of the Fund’s distributions to be taxable at ordinary income tax rates. In addition, the tax treatment of a Fund’s use of derivatives will sometimes be unclear. See “Distributions and Taxes” for more information.
Derivatives Regulation.   The U.S. government has enacted legislation that provides for regulation of the derivatives market, including clearing, margin, reporting and registration requirements. The European Union (and some other countries) have adopted similar requirements, which affect a Fund when it enters into a derivatives transaction with a counterparty subject to those requirements. Since these requirements are evolving, their impact on the Funds remains unclear.
Transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivative positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.
In some ways, cleared derivative arrangements are less favorable to mutual funds than those with respect to OTC derivatives (commonly referred to as “bilateral arrangements”), for example, by requiring that funds provide more margin for their cleared derivative positions. Also, as a general matter, in contrast to an OTC derivative position, following a period of notice to a Fund, a clearing member at any time can require termination of an existing cleared derivative position. Clearing houses also have broad rights to increase the margin required for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivative positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy, and an increase in margin held by a clearing member could expose a Fund to greater credit risk to its clearing member. Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared) and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members generally is less favorable to the Funds than the documentation for typical OTC derivatives. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member. Also, such documentation typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks are likely to be more pronounced for cleared derivatives due to their more limited liquidity and market history.
Some types of cleared derivatives are required to be executed on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may be required to indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility.
If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), the Fund may be unable to execute all components of the package on the swap execution facility. In that case, the Fund would need to trade some components of the package on the swap execution facility and other components in another manner, which could subject the Fund to the risk that some components will be executed successfully and others not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.
The U.S. government and the European Union have adopted mandatory minimum margin requirements for OTC derivatives. Variation margin requirements became effective in March 2017, and initial margin requirements will become effective in 2021 or 2022. Such requirements could increase the amount of margin a Fund needs to post in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

In October 2020, the SEC adopted Rule 18f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), which, once effective, will govern the use of derivative investments and certain financing transactions (e.g., reverse repurchase agreements) by registered investment companies. Among other things, Rule 18f-4 requires funds that invest in derivative instruments above a specified amount to apply a value-at-risk based limit to their use of certain derivative instruments and financing transactions and to adopt and implement a derivatives risk management program. A Fund that uses derivative instruments in a limited amount will not be subject to the full requirements of Rule 18f-4. In connection with the adoption of Rule 18f-4, the Funds will no longer be required to comply with the asset segregation framework arising from prior SEC guidance for covering certain derivative instruments and related transactions. Compliance with Rule 18f-4 will not be required until August 2022. Rule 18f-4 could have an adverse impact on a Fund’s performance and ability to implement its investment strategies as it has historically.
These and other rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or otherwise limiting liquidity. The implementation of the clearing requirement has increased the cost of derivatives transactions for the Funds, since the Funds have to pay fees to their clearing members and are typically required to post more margin for cleared derivatives than they historically posted for OTC derivatives. The cost of derivatives transactions could increase further as clearing members raise their fees to cover the cost of additional capital requirements and other regulatory changes applicable to the clearing members. While these rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e. the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result.
Options.   Some Funds are permitted to write options. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights at any time before the option’s expiration, the writer of an American-style option has no control over when it will be required to fulfill its obligations as a writer of the option. (The writer of a European-style option is not subject to this risk because the holder may exercise the option only on its expiration date). If a Fund writes a call option and does not hold the underlying security, the Fund’s potential loss is unlimited.
National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. These limits sometimes restrict a Fund’s ability to purchase or write options on a particular security.
Unlike exchange-traded options, which are standardized with respect to the underlying securities, expiration date, contract size, and strike price, the terms of OTC options (i.e. options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While a Fund has greater flexibility to tailor an OTC option, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.
Short Investment Exposure.   Some Funds may sell securities or currencies short as part of their investment programs in an attempt to increase their returns or for hedging purposes. Short sales expose a Fund to the risk that it will be required to acquire, convert, or exchange a security or currency to replace the borrowed security or currency when the security or currency sold short has appreciated in value, thus resulting in a loss to the Fund. Purchasing a security or currency to close out a short position can itself cause the price of the security or currency to rise further, thereby exacerbating any losses. A Fund that sells short a security or currency it does not own typically pays borrowing fees to a broker and is required to pay the broker any dividends or interest it receives on a borrowed security.
A Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index.
Short sales of securities or currencies a Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is unlimited. A Fund is subject to increased leveraging risk and other investment risks described in this “Description of Principal Risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.
•   EVENT-DRIVEN RISK.   While implementing an event-driven strategy, a Fund may purchase securities at prices below the value of the consideration GMO expects the Fund to receive upon consummation of a proposed merger, acquisition, exchange offer, tender offer or other similar transaction (“event-driven transactions”). The purchase price paid by the Fund may substantially exceed the consideration received upon the closing of the transaction, resulting in losses to the Fund.
If a Fund utilizes an event-driven strategy and the transaction (such as a merger) later appears likely to be delayed or unlikely to be consummated or, in fact, is not consummated or is delayed, the market price of the securities purchased by the Fund may decline sharply, resulting in losses to the Fund. The risk/reward payout of event-driven strategies (such as merger arbitrage strategies) typically is asymmetric, with the losses in failed transactions often far exceeding the gains in successful transactions. A proposed transaction can fail to be consummated for many reasons, including regulatory and antitrust restrictions, industry weakness, company specific events, failed financings and general market declines.

Event-driven strategies are subject to the risk of overall market movements, and a Fund may experience losses even if a transaction is consummated. A Fund’s investments in derivatives or short sales of securities to hedge or otherwise adjust long or short investment exposure in connection with an event-driven strategy may not perform as GMO expected or may otherwise reduce the Fund’s gains or increase its losses. Also, a Fund may be unable to hedge against market fluctuations or other risks. In addition, a Fund may sell securities short when GMO expects the Fund to receive the securities upon consummation of a transaction; if the Fund does not actually receive the securities, the Fund will have an unintended “naked” short position and may be required to cover its short position at a time when the securities sold short have appreciated in value, thus resulting in a loss.
A Fund’s participation in event-driven transactions could result in tax inefficiencies.
•   FOCUSED INVESTMENT RISK.   Funds with investments that are focused in a limited number of asset classes, sectors, industries, issuers, currencies, countries or regions (or in sectors within a country or region) that are subject to the same or similar risk factors and Funds with investments whose prices are closely correlated are subject to greater overall risk than Funds with investments that are more diversified or whose prices are not as closely correlated.
A Fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and to a decline in the market price of those issuers’ securities than Funds investing in the securities of a larger number of issuers. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens and often react similarly to specific economic, market, political or other developments.
Similarly, Funds having a significant portion of their assets in investments tied economically to a particular geographic region, country, or market (e.g., emerging markets) or to sectors within a region, country or market have more exposure to regional and country economic risks than do funds making investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in the value of the currency of one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk.”
•   FUND OF FUNDS RISK.   A Fund that invests in underlying funds (including underlying GMO Funds) or its wholly-owned subsidiary is exposed to the risk that the underlying funds or wholly-owned subsidiary will not perform as expected. A Fund also is indirectly exposed to all of the risks to which the underlying funds or its wholly-owned subsidiary are exposed.
Because, absent reimbursement, a Fund bears the fees and expenses of an underlying fund (including purchase premiums and redemption fees, if any) and the expenses of a wholly-owned subsidiary of an underlying fund, the Fund will incur additional expenses when investing in an underlying fund. In addition, total Fund expenses will increase if a Fund makes a new or further investment in underlying funds with higher fees or expenses than the average fees and expenses of the underlying funds then in the Fund’s portfolio.
Because some underlying GMO Funds (e.g., some of the Bond Funds) invest a substantial portion of their assets in other GMO Funds (pursuant to an exemptive order obtained from the SEC), the Asset Allocation Funds have more tiers of investments than funds in many other mutual fund groups and therefore are subject to greater fund of funds risk. In addition, to the extent a Fund invests in shares of underlying GMO Funds, it is indirectly subject to Large Shareholder Risk when an underlying GMO Fund has large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk.”
At any particular time, one underlying fund may be purchasing securities of an issuer whose securities are being sold by another underlying fund, resulting in a Fund that holds each underlying fund indirectly incurring the costs associated with the two transactions without changing its exposure to those securities.
Investments in ETFs involve the risk that an ETF’s performance will not track the performance of the index it is designed to track. In addition, ETFs often use derivatives to track the performance of an index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed in “Derivatives and Short Sales Risk.” ETFs are investment companies that typically hold a portfolio of securities designed to track the price, performance and dividend yield of a particular securities market index (or sector of an index). As investment companies, ETFs incur their own management and other fees and expenses, such as trustee fees, operating expenses, registration fees and marketing expenses, and a Fund that invests in ETFs bears a proportionate share of those fees and expenses.
A Fund’s investments in one or more underlying funds or a wholly-owned subsidiary could affect the amount, timing and character of its distributions and could cause the Fund to recognize taxable income in excess of the cash generated by those investments, requiring the Fund in turn to liquidate investments at disadvantageous times to generate cash needed to make required distributions. See “Distributions and Taxes” for more information about the tax consequences of a Fund’s investments in a wholly-owned subsidiary and “Taxes” in the SAI for more information about the tax consequences of a Fund’s investments in underlying funds.
In October 2020, the SEC adopted regulatory changes and took other actions related to the ability of an investment company to invest in the securities of another investment company. These changes include, among other things, (i) the rescission of various SEC exemptive orders permitting investments in excess of the statutory limits (including the Trust’s exemptive order referred to above) and the withdrawal of related SEC staff no-action letters and (ii) the adoption of Rule 12d1-4 under the 1940 Act. Rule 12d1-4, which became effective on January 19,

2021, permits the Funds to invest in other investment companies beyond the statutory limits, subject to various conditions. The rescission of the applicable exemptive orders and the withdrawal of the related no-action letters will be effective on January 19, 2022. After that date, an investment company will be subject to Rule 12d1-4 and other applicable rules under Section 12(d)(1). While the impact of these regulatory changes on the Funds is uncertain, the changes could reduce a Fund’s flexibility to make investments in other registered investment companies (including other Funds) and require a Fund to modify its investments.
•   FUTURES CONTRACTS RISK.   The loss to a Fund resulting from its use of futures contracts (or “futures”) is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts increases the volatility of the Fund’s net asset value. A Fund’s ability to establish and close out positions in futures contracts requires a liquid secondary market. A liquid secondary market may not exist for any particular futures contract at any particular time, and as a result a Fund may be unable when it wishes to effect closing transactions to terminate its exposure under that contract. In using futures contracts, a Fund relies on GMO’s ability to predict market and price movements correctly. The skills needed to use futures contracts successfully are different from those needed for traditional portfolio management. If a Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund’s investments that are subject to the hedge.
A Fund typically will be required to post margin with its futures commission merchant in connection with its positions in futures contracts. If the Fund has insufficient cash to meet margin requirements, the Fund typically will have to sell other investments and that could occur at disadvantageous times. A Fund also runs the risk of being unable to recover, or be delayed in recovering, margin or other amounts deposited with a futures commission merchant or futures clearinghouse. For example, should the futures commission merchant become insolvent, a Fund may be unable to recover all (or any) of the margin it has deposited or realize the value of an increase in the price of its positions.
The Commodity Futures Trading Commission (the “CFTC”) and various exchanges have established limits (referred to as “speculative position limits”) on the maximum net long or net short positions that any person and certain of its affiliated entities may hold or control in a particular futures contract. In addition, an exchange may impose trading limits on the number of contracts a person and its affiliated entities may trade on a particular day. An exchange may order the liquidation of positions found to be in violation of these limits, and it also may impose sanctions or restrictions. In addition, CFTC recently adopted rules that, once effective, will expand materially the contracts subject to federal limits. As a result of those limits, positions held by other GMO clients or by GMO or its affiliates could prevent GMO from taking positions on behalf of a Fund in a particular futures contract or OTC derivative.
Some Funds invest in futures contracts traded on exchanges outside the United States. Neither those contracts nor the foreign exchanges are subject to regulation by the CFTC or other U.S. regulators. U.S. regulators lack the power to compel enforcement of the rules of those exchanges or the laws of the country where they are located. In addition, foreign futures contracts may be less liquid and more volatile than U.S. futures contracts.
•   ILLIQUIDITY RISK.   Illiquidity risk is the risk that low trading volume, lack of a market maker, large position size or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits, delays or prevents a Fund from selling particular securities or closing derivative positions at desirable prices or at all. In addition to these risks, a Fund is exposed to illiquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements or writing a put or closing a short position). If a Fund is unable to sell an illiquid asset, it could miss other investment opportunities or, to meet redemption requests or other cash needs, may be required to sell other assets it would prefer to hold.
To the extent a Fund’s investments include asset-backed securities, distressed, defaulted or other low quality debt securities, emerging country debt or equity securities or securities of companies with smaller market capitalizations or smaller total float-adjusted market capitalizations, it is subject to increased illiquidity risk. These types of investments can be difficult to value (see “Determination of Net Asset Value”), exposing a Fund to the risk that the price at which it sells an investment will be less than the price it was valued when held by the Fund. Illiquidity risk also tends to be greater in times of financial stress, and the markets for securities in entire asset classes during times of market turmoil. For example, inflation-protected securities issued by the U.S. Treasury (“TIPS”) have experienced periods of greatly reduced liquidity during disruptions in fixed income markets, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are often more susceptible than other securities to price declines when market prices decline generally.
A Fund may buy securities or other investments that are less liquid than those in its benchmark. The more illiquid investments a Fund has, the greater the likelihood of its paying redemption proceeds in-kind.
The Board of Trustees has designated GMO as administrator to the Funds’ liquidity risk management program, which was adopted by the Funds pursuant to Rule 22e-4 under the 1940 Act. Under that program, each Fund is required to classify its investments into specific liquidity categories and monitor compliance with limits on illiquid investments. The term “illiquid investments” for purposes of the program means investments that GMO reasonably expects cannot be sold or disposed of under current market conditions in seven calendar days or less without significantly changing their market value. While the liquidity risk management program is designed to assist in the assessment and management of illiquidity risk, there is no guarantee it will be effective in reducing the illiquidity risk of a Fund’s investments.

Historically, credit markets have experienced periods characterized by a significant lack of liquidity, and they may experience similar periods in the future. If a Fund is required to sell illiquid investments to satisfy collateral posting requirements or to meet redemptions, those sales could depress significantly the market price of the securities being sold.
A Fund’s ability to use options in its investment program depends on the liquidity of the options market. That market may not be liquid when a Fund seeks to close out an option position. Moreover, the hours of trading for options on an exchange may not conform to the hours of trading of the underlying securities, creating a risk of significant changes in the prices of underlying securities that are not immediately reflected in the options markets. If a Fund receives a redemption request and is unable to close out an option it has sold, the Fund would temporarily be leveraged in relation to its assets.
•   LARGE SHAREHOLDER RISK.   To the extent a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities at disadvantageous prices to raise the cash needed to satisfy the redemption request. In addition, the Funds and separate accounts over which GMO has investment discretion that invest in the Funds are not limited in how often they may sell Fund shares. The Asset Allocation Funds and some of those separate accounts hold a substantial portion of the outstanding shares of many Funds, and asset allocation decisions by GMO may result in substantial redemptions from those Funds, adversely affecting the Fund’s performance to the extent that the Fund is required to sell investments when it would not have otherwise done so. Redemptions of a large number of shares also increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for Fund shareholders. In some cases, a redemption of a large number of shares could disrupt the Fund’s operations or force the Fund’s liquidation. Further, from time to time a Fund may trade in anticipation of a purchase order or redemption request that ultimately is not received or differs in size from the actual order, leading to temporary underexposure or overexposure to the Fund’s intended investment program. In addition, redemptions and purchases of shares by a large shareholder or group of shareholders could limit the use of any capital losses (including capital loss carryforwards) to offset realized capital gains (if any) and other losses that would otherwise reduce distributable net investment income (if any). In addition, large shareholders may limit or prevent a Fund’s use of equalization for U.S. federal tax purposes.
To the extent a Fund invests in other GMO Funds subject to large shareholder risk, the Fund is indirectly subject to this risk.
•   LEVERAGING RISK.   The use of traditional borrowing (including to meet redemption requests), reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e. a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e. a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives, similar to short sales, have the potential for unlimited loss regardless of the size of the initial investment. Similarly, a Fund’s portfolio will be leveraged and can incur losses if the value of the Fund’s assets declines between the time a redemption request is received or deemed to be received by a Fund (which in some cases is the business day prior to actual receipt by the Fund of the redemption request) and the time at which the Fund liquidates assets to meet redemption requests. Such a decline in the value of a Fund’s assets is more likely in the case of Funds managed from GMO’s non-U.S. offices (such as SGM Major Markets Fund and Emerging Domestic Opportunities Fund) for which the time period between the determination of net asset value and corresponding liquidation of assets could be longer due to time zone differences. In the case of redemptions representing a significant portion of a Fund’s portfolio, the leverage effects described above can be significant and could expose a Fund and non-redeeming shareholders to material losses.
A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.
Some Funds are permitted to purchase securities on margin or to sell securities short, either of which creates leverage. To the extent the market prices of securities pledged to counterparties to secure a Fund’s margin account or short sale decline, the Fund may be required to deposit additional funds with the counterparty to avoid having the pledged securities liquidated.
•   MANAGEMENT AND OPERATIONAL RISK.   Each Fund is subject to management risk because, in relying on GMO to achieve its investment objective, it runs the risk that GMO’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times. In the case of Tax-Managed International Equities Fund, GMO’s tax-management strategies may be ineffective or limited by market conditions, the timing of cash flows into and out of the Fund, and current or future changes in tax legislation and regulation.
As described in the Fund summaries, for many Funds, GMO uses quantitative models as part of its investment process. Those Funds run the risk that GMO’s models will not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value also run the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong. The usefulness of GMO’s models may be reduced by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third-party technology that includes errors, omissions, bugs, or viruses, and by the retrieval of limited or imperfect data for processing by the model. These risks are more likely to occur when GMO is making changes to its models. Any of these risks could adversely affect a Fund’s performance.

There can be no assurance that key GMO personnel will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Funds’ investment objectives.
The Funds also are subject to operational risks resulting from other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency and other operational services. Examples of such operational risks include the possibility of loss caused by inadequate procedures and controls, human error and system failures by a service provider. For example, trading delays or errors could prevent a Fund from benefiting from investment gains or avoiding losses. In addition, a service provider may be unable to provide a net asset value for a Fund or share class on a timely basis. GMO is not contractually liable to the Funds for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have contractual limitations on their liability to the Funds for losses resulting from their errors.
The Funds and their service providers (including GMO) are susceptible to cyber-attacks and to technological malfunctions that have effects similar to those of a cyber-attack. Cyber-attacks include, among others, stealing, corrupting, or preventing access to data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization and disrupting operations. Successful cyber-attacks against, or security breakdowns of, a Fund, GMO, a sub-adviser, or a custodian, transfer agent, or other service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its net asset value, cause the release or misappropriation of private shareholder information or confidential Fund information, impede trading, interfere with the use of quantitative models, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses and additional compliance costs. The Funds’ service providers regularly experience cyber-attacks and expect they will continue to do so. While GMO has established business continuity plans and systems designed to prevent, detect and respond to cyber-attacks, those plans and systems have inherent limitations. In addition, the global spread of COVID-19 has caused the Funds and their service providers to implement business continuity plans, including widespread use of work-from-home arrangements, which may make the Funds and their service providers more susceptible to cyber-attacks. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could have material adverse consequences for those issuers and result in a decline in the market price of their securities. Furthermore, as a result of cyber-attacks, technological disruptions, malfunctions or failures, an exchange or market may close or suspend trading in specific securities or the entire market, which could prevent the Funds from, among other things, buying or selling the Funds or accurately pricing their securities. The Funds cannot directly control cyber security plans and systems of their service providers, the Funds’ counterparties, issuers of securities in which the Funds invest, or securities markets and exchanges, and the Funds’ service providers and counterparties and issuers may have limited, if any, indemnification obligations to GMO or the Funds, each of whom could be negatively impacted as a result.
•   MARKET DISRUPTION AND GEOPOLITICAL RISK.   The Funds are subject to the risk that geopolitical and other events (e.g., wars, pandemics, sanctions and terrorism) will disrupt securities markets, adversely affect global economies and markets and exacerbate the effects of other risks to which the Funds are subject, thereby reducing the value of the Funds’ investments. Sudden or significant changes in the supply or prices of commodities or in other economic inputs (e.g., the marked decline in oil prices in late 2014, as well as in early 2020) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies or industries. Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation or other fraudulent trading practices, which could disrupt their orderly functioning or reduce the prices of securities traded on them held by the Funds. Fraud and other deceptive practices committed by an issuer of securities held by a Fund, when discovered, will likely cause a steep decline in the market price of those securities and thus negatively affect the value of the Fund’s investments. In addition, when discovered, financial fraud may contribute to overall market volatility, which can negatively affect a Fund’s investment program.
While the U.S. government has always honored its credit obligations, a default by the U.S. government (as has been threatened in the recent past) would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Funds’ investments. Similarly, political events within the United States have resulted, and may in the future result, in shutdowns of government services, which could adversely affect the U.S. economy, reduce the value of many Fund investments and impair the operation of the U.S. or other securities markets. Climate change regulation (such as decarbonization legislation or other mandatory controls to reduce emissions of greenhouse gases) could significantly affect many of the companies in which the Funds invest by, among other things, increasing those companies’ operating costs and capital expenditures. Uncertainty over the sovereign debt of several European Union countries, as well as uncertainty over the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or if the European Union dissolves, the world’s securities markets likely would be significantly disrupted. On January 31, 2020, the United Kingdom formally withdrew from the European Union (commonly known as “Brexit”), subject to a transition period. Before the end of the transition period, the United Kingdom and the European Union ratified the EU-UK Trade and Cooperation Agreement (the “TCA”), which lays out the terms of the United Kingdom’s future cooperation with the European Union. Notwithstanding the TCA, significant uncertainty remains in the market regarding the ramifications of Brexit, and the range and potential implications of possible political, regulatory, economic and market outcomes are difficult to predict. The impact of Brexit on the U.K. and European economies and the broader global economy could be significant, resulting in negative impacts on currency and financial markets generally, such as increased volatility and illiquidity, and potentially lower economic growth in markets in the United Kingdom , Europe, and globally, which may adversely affect the value of a Fund’s investments. The consequences of the United Kingdom’s or another country’s exit from the European Union also could threaten the stability of the Euro and could negatively affect the financial markets of other countries in the European region and beyond, which may include companies or assets held or considered for prospective investment by GMO.
War, terrorism, economic uncertainty, and related geopolitical events, such as sanctions, tariffs, the imposition of exchange controls or other cross-border trade barriers, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. For example, the U.S. has imposed economic sanctions, which consist of asset freezes, restrictions on dealings in debt and equity, and industry-specific restrictions, against non-U.S. governments, officials, institutions, and companies (including, in recent years, against countries such as China, Russia, and Venezuela). These sanctions, any additional sanctions or intergovernmental actions or even the threat of further sanctions could result in a decline in the value and liquidity of securities of companies in such non-U.S. countries, a weakening of the currencies of those countries, or other adverse consequences to their economies. Sanctions impair the ability of the Funds to buy, sell, receive or deliver the securities that are subject to the sanctions and may require the Funds to divest their holdings in those securities at inopportune times. In addition, trade disputes (such as the “trade war” between the United States and China that intensified in 2018 and 2019) may affect investor and consumer confidence and adversely affect financial markets and the broader economy, perhaps suddenly and to a significant degree. Events such as these and their impact on the Funds are impossible to predict.
Natural and environmental disasters (such as the earthquake and tsunami in Japan in early 2011), epidemics or pandemics (such as the outbreak of a novel coronavirus known as COVID-19 beginning in late 2019 (described below)), and systemic market dislocations (such as the kind surrounding the insolvency of Lehman Brothers in 2008) can adversely affect the market price of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Description of Principal Risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs and achieving their investment objectives, for example, by causing the Funds’ derivatives counterparties to discontinue or limit offering derivatives on some underlying commodities, securities, reference rates. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.
A global outbreak of COVID-19 and subsequent efforts to contain its spread have resulted in, among other things, extreme volatility and reduced liquidity in financial markets; exchange trading suspensions and closures; higher default rates; travel restrictions and disruptions; significant disruptions to business operations and supply chains; lower consumer demand for goods and services; significant job losses and increasing unemployment; event and service cancellations and restrictions; significant challenges in healthcare service preparation and delivery; prolonged quarantines; as well as general concern and uncertainty. The impact of this pandemic and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Extraordinary actions taken by governments and central banks to support local and global economies and the financial markets in response to the COVID-19 pandemic may not succeed or have the intended effect, and in some cases, have resulted in a large expansion of government deficits and debt, the long-term consequences of which are not known. This crisis or other public health crises may also exacerbate other pre-existing political, social, economic, market and financial risks. The duration of the COVID-19 pandemic and its effects cannot be determined with certainty. The effects of the COVID-19 pandemic or any other future epidemic or pandemic could impair a Fund’s ability to maintain operational standards (such as with respect to satisfying redemption requests), disrupt the operations of a Fund’s service providers, exacerbate other risks that apply to a Fund, and adversely affect the value and liquidity of a Fund’s investments.
•   MARKET RISK.   All of the Funds are subject to market risk, which is the risk that the market price of their holdings will decline. Market risks include:
Asset-Backed Securities.   Investments in asset-backed securities not only are subject to all of the market risks described under “Market Risk — Fixed Income” but to other market risks as well.
Asset-backed securities are often exposed to greater risk of severe credit downgrades, illiquidity and defaults than many other types of fixed income investments. These risks become particularly acute during periods of adverse market conditions, such as those that occurred in 2008.
As described under “Market Risk — Fixed Income,” the market price of asset-backed securities, like that of other fixed income investments with complex structures, can decline for a variety of reasons, including market uncertainty about their credit quality and the reliability of their payment streams. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flow generated by the assets backing the securities, as well as the deal structure (e.g., the amount of underlying assets or other support available to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support and the credit quality of the credit-support provider, if any, and the performance of other service providers with access to the payment stream. A problem in any of these factors can lead to a reduction in the payment stream GMO expected a Fund to receive when the Fund purchased the asset-backed security. Principal repayments of asset-backed securities are at risk if obligors of the underlying obligations default on their payment obligations and the value of the principal payments they otherwise would have made exceeds whatever credit support the securities have. Asset-backed securities backed by sub-prime mortgage loans, in particular, expose a Fund to potentially greater declines in value due to defaults because sub-prime mortgage loans are typically made to less creditworthy borrowers and thus have a higher risk of default than conventional mortgage loans. Issuers of asset-backed securities also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. As of the date of this Prospectus, many asset-backed securities owned by the Funds are rated below investment grade. See “Credit Risk” for more information about credit risk.
The market price of an asset-backed security depends in part on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. The mishandling of documentation for underlying assets also can affect the rights of holders of those underlying assets. The insolvency of a servicer is likely to result in a decline in the market price of the securities it is servicing, as well as costs and delays. A single financial institution may serve as a servicer for many asset-backed securities. As a result, a disruption in that institution’s business likely would have a material impact on the many asset-backed securities it services. The obligations underlying an asset-backed security, particularly a security backed by a pool of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the asset-backed security. When interest rates rise, the obligations underlying asset-backed securities may be repaid more slowly than anticipated, and the market price of those securities may decrease.
The risks associated with asset-backed securities are particularly pronounced for Opportunistic Income Fund, which has invested a substantial portion of its assets in asset-backed securities, and for the Funds that have invested a substantial portion of their assets in Opportunistic Income Fund.
The existence of insurance on an asset-backed security does not guarantee that the principal and interest will be paid because the insurer could default on its obligations.
During periods of deteriorating economic conditions, such as recessions or periods of rising unemployment, delinquencies and losses generally increase, sometimes dramatically, with respect to securitizations involving loans, sales contracts, receivables and other obligations underlying asset-backed securities. The effects of the COVID-19 virus, and governmental responses to the effects of the virus, may result in increased delinquencies and losses and have other, potentially unanticipated, adverse effects on such investments and the markets for those investments.
Equities.   Funds that invest in equities run the risk that the market price of an equity will decline. That decline may be attributable to factors affecting the issuer, such as a failure to keep up with technological advances or reduced demand for its goods or services, or to factors affecting a particular industry, such as a decline in demand, labor or raw material shortages or increased production costs. A decline also may be attributable to general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market prices of equities are volatile and can decline in a rapid or unpredictable manner. Equities that are characterized as relatively cyclical often are especially sensitive to economic cycles, which means they typically underperform non-cyclical equities during economic downturns. Performance of cyclical equities can be significantly affected by, among other factors, cyclical revenue generation, consumer confidence and changing consumer preferences, and the performance of domestic and international economies. If a Fund purchases an equity for what GMO believes is less than its fundamental fair (or intrinsic) value as assessed by GMO and GMO’s assessment proves to be incorrect, the Fund runs the risk that the market price of the equity will not appreciate or will decline. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.
Fixed Income.   Funds that invest in fixed income investments (including bonds, notes, bills, synthetic debt instruments and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities and sovereign and quasi-sovereign debt investments, can decline due to uncertainty about their credit quality and the reliability of their payment streams. Some fixed income investments also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the fixed income investment. When interest rates rise, fixed income investments also may be repaid more slowly than anticipated, causing a decrease in their market price. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade investments (commonly referred to as “high yield” or “junk bonds”) may be particularly volatile. Often, below investment grade investments are subject to greater sensitivity to interest rate and economic changes than higher rated investments and can be more difficult to value (see “Determination of Net Asset Value”), exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. See “Credit Risk” and “Illiquidity Risk” for more information about these risks.
A principal risk run by each Fund with significant investment in fixed income investments is that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is greater for Funds investing in fixed income investments with longer durations. In addition, in managing some Funds, GMO may seek to evaluate potential investments in part by considering the volatility of interest rates. The value of a Fund’s investments would likely be significantly reduced if GMO’s assessment proves incorrect.

The extent to which the market price of a fixed income investment changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because its fixed rate is locked in for a longer period of time. Floating-rate or variable-rate investments generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate investments have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate investments when interest rates rise but outperform them when interest rates decline. Fixed income investments paying no interest, such as zero coupon and principal-only securities, are subject to additional interest rate risk.
The market price of inflation-indexed bonds (including Inflation-Protected Securities issued by the U.S. Treasury) typically declines during periods of rising real interest rates (i.e. nominal interest rate minus inflation) and increases during periods of declining real interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities.
When interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless GMO waives or reduces its management fee.
Fixed income securities denominated in foreign currencies also are subject to currency risk. See “Currency Risk.”
Markets for fixed income investments may experience periods of high volatility, reduced liquidity or both. During those periods, a Fund could have unusually high shareholder redemptions, requiring it to generate cash by selling portfolio investments when it would otherwise not do so, including at unfavorable prices. The risks associated with rising interest rates are generally greater during periods when prevailing interest rates are at or near their historic lows. Moreover, fixed income investments will be difficult to value during such periods.
The U.S. Federal Reserve Bank recently decreased interest rates to near historically low levels. A substantial increase in interest rates could have a material adverse effect on the market value of fixed income investments and on the performance of the Funds, particularly the Fixed Income Funds. Other actions by central banks or regulators (such as intervention in foreign currency markets or imposition of currency controls) also could have a material adverse effect on the Funds.
•   NON-DIVERSIFIED FUNDS.   Some of the Funds are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers. As a result, they are likely to be subject to greater credit, market and other risks than if their investments were more diversified, and poor performance by a single investment is likely to have a greater impact on their performance.
The following Funds are not diversified investment companies within the meaning of the 1940 Act:
•
Quality Fund

•
Quality Cyclicals Fund

•
Japan Value Creation Fund

•
Emerging Domestic Opportunities Fund

•
Emerging Markets ex-China Fund

•
Alternative Allocation Fund

•
SGM Major Markets Fund

•
Multi-Sector Fixed Income Fund

•
High Yield Fund

In addition, each Asset Allocation Fund and each Bond Fund (other than U.S. Treasury Fund) may invest a portion of its assets in shares of one or more other GMO Funds that are not “diversified.” Except as otherwise noted in the Fund summaries of this Prospectus under “Principal investment strategies,” each of the Asset Allocation Funds may invest without limitation in GMO Funds that are not “diversified.”
•   NON-U.S. INVESTMENT RISK.   Funds that invest in non-U.S. securities are subject to more risks than Funds that invest only in U.S. securities. Many non-U.S. securities markets (particularly emerging markets) list securities of only a small number of companies in a small number of industries. As a result, the market prices of securities traded on those markets often fluctuate more than those of securities traded on U.S. securities markets. In addition, issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in some non-U.S. countries. Investors in non-U.S. countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the SEC, the U.S. Department of Justice and other authorities to bring and enforce actions against non-U.S. issuers or non-U.S. persons is limited.
A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. A Fund may seek a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no benefit. In addition, a Fund’s pursuit of a tax refund may subject it to administrative and judicial proceedings in the country where it is seeking the refund. GMO’s decision to seek a refund on behalf of a Fund is in its sole discretion, and particularly in light of the cost involved, it may decide not to seek a refund, even if it is entitled to one. The process of seeking a refund may take years, and the outcome of a Fund’s efforts to obtain a refund is inherently uncertain. Accordingly, a refund is not typically reflected in the Fund’s net asset value until GMO believes that the refund is collectible and free from significant contingencies. In some cases, the amount of such refunds could be material to a Fund’s net asset value. If you redeem your shares of a Fund before a potential refund is reflected in the Fund’s net asset value, you will not realize the benefit of that refund. For information on possible special Australian, Singapore and United Kingdom tax consequences of an investment in a Fund, see “Distributions and Taxes.”
Investing in non-U.S. securities also exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, government involvement in every country, including the U.S., or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises), adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.
In some non-U.S. securities markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. securities markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the United States. Fluctuations in currency exchange rates also affect the market prices of a Fund’s non-U.S. securities (see “Currency Risk”).
The Funds need a license to invest directly in securities traded in many non-U.S. securities markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license to invest in a particular market is terminated or suspended, to obtain exposure to that market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude a Fund from obtaining a similar license. In addition, the activities of a GMO client could cause the suspension or revocation of a Fund’s license.
Funds that invest a significant portion of their assets in securities of companies tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates and increased risk of currency devaluation and hyperinflation; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); increased risk of nationalization, expropriation, or other confiscation of issuer assets; greater governmental involvement in the economy or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises); less governmental supervision and regulation of securities markets and participants in those markets; increased risk of market manipulation or fraudulent trade practices; controls on investment (including restrictions on foreign investment), capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e. a market freeze); lower trading volumes; unavailability of currency hedging techniques; less rigorous accounting, auditing, corporate governance, financial reporting, recordkeeping, and regulatory standards and practices; unavailability of reliable information about issuers; slower clearance and settlement; limitations on, or difficulties enforcing, legal judgments, contractual rights, or other remedies, including those available to a Fund in respect of its portfolio holdings; and significantly smaller market capitalizations of issuers. In addition, the economies of emerging countries often depend predominantly on only a few industries or revenues from particular commodities. The economies of emerging countries often are more volatile than the economies of developed countries.
•   SMALLER COMPANY RISK.   Companies with smaller market capitalizations tend to have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers and depend on fewer key employees than larger companies. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. Market risk and illiquidity risk are particularly pronounced for the securities of these companies.

MANAGEMENT OF THE TRUST
GMO, 40 Rowes Wharf, Boston, Massachusetts 02110, provides management and shareholder servicing and supplemental support to the Funds (and to their respective wholly-owned subsidiary or subsidiaries, if any). GMO is a private company, founded in 1977. As of April 30, 2021 GMO managed on a worldwide basis approximately $66.9 billion.
Subject to the oversight of the Trustees, GMO establishes, implements, and modifies when it deems appropriate the investment strategies of the Funds. In addition to managing the Funds’ investment portfolios and providing shareholder services and supplemental support to the Funds, GMO administers the Funds’ business affairs.
With limited exceptions (such as Class MF shares of Benchmark-Free Allocation Fund), each class of shares of a Fund offered by this Prospectus pays GMO directly or indirectly a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Class MF shares of Benchmark-Free Allocation Fund are subject to a supplemental support fee payable to GMO for providing supplemental support services to Class MF shareholders and their investment advisers. Those supplemental support services include, without limitation, (i) providing and presenting (a) educational and explanatory information about the Fund and its asset allocation strategy as requested or directed by an investor or its investment adviser; (b) similar educational and explanatory information about the strategies of the GMO Funds in which the Fund invests; (c) information for inclusion in the quarterly or other periodic reports of the investor; (ii) responding to information requests relating to oversight functions of the investor’s board of directors in areas including pricing, compliance, and taxation; (iii) providing access to and setting up meetings with GMO’s Chief Investment Strategist and Head of GMO’s Asset Allocation Team and other investment professionals of GMO; (iv) assisting with inquiries from an investor’s investment adviser; and (v) providing such other assistance as may be requested from time to time by an investor or its agent, so long as that assistance is not primarily intended to result in the sale of Fund shares.
For the fiscal year ended February 28, 2021, GMO received a management fee (after any applicable waivers or reimbursements) equal to the percentage of each Fund’s average daily net assets set forth in the table below.
Fund	% of Average Net Assets
Benchmark-Free Allocation Fund	0.55%
Global Asset Allocation Fund	0.00%*
Global Equity Allocation Fund	0.00%*
Global Developed Equity Allocation Fund	0.00%*
Quality Fund	0.31%
Climate Change Fund	0.48%
Resources Fund	0.50%
International Equity Allocation Fund	0.00%*
International Developed Equity Allocation Fund	0.00%*
International Equity Fund	0.47%
Tax-Managed International Equities Fund	0.00%
U.S. Equity Fund	0.27%
U.S. Small Cap Value Fund	0.31%
Fund	% of Average Net Assets
Emerging Markets Fund	0.64%
Emerging Domestic Opportunities Fund	0.73%
High Yield Fund	0.35%
Multi-Sector Fixed Income Fund	0.07%
Emerging Country Debt Fund	0.35%
Opportunistic Income Fund	0.35%
Alternative Allocation Fund	0.58%
SGM Major Markets Fund	0.78%
Asset Allocation Bond Fund	0.17%
Benchmark-Free Fund	0.00%*
Strategic Opportunities Allocation Fund	0.00%*
U.S. Treasury Fund	0.05%

*
These Funds do not charge management fees directly but pay the management fees charged by the underlying fund(s) in which they invest.

As of the date of this Prospectus, Quality Cyclicals Fund, Japan Value Creation Fund, Emerging Country Debt Shares Fund, and Emerging Markets ex-China Fund have not operated for a full fiscal year but pay GMO (or will pay GMO after commencement of operations), as compensation for investment management services, a management fee at an annual rate equal 0.33%, 0.50%, 0.35%, and 0.55%, respectively, of the Fund’s average daily net assets. GMO does not charge Implementation Fund a management fee for the management and administrative services it provides to the Fund.
A discussion of the basis for the Trustees’ approval of each Fund’s investment management contract is included in the Fund’s shareholder report for the period in which the Trustees approved that contract, except that, in the case of a new Fund, a discussion of the basis for the Trustees’ approval of the Fund’s initial investment management contract is included in the Fund’s initial shareholder report.
GMO has entered into personnel sharing arrangements with some of its wholly-owned subsidiaries, including GMO Australia Limited and GMO Australia Partnership (together, “GMO Australia”) and GMO UK Limited (“GMO UK” and together with GMO Australia, “GMO Advisory Affiliates”). Pursuant to these arrangements, some employees of GMO Advisory Affiliates may serve as officers and associated persons of GMO and in that capacity may provide investment management and other services to the Funds. These individuals are identified in GMO’s Form ADV, a copy of which is on file with the SEC. See “Distributions and Taxes” for information regarding tax matters relating to the personnel sharing arrangements.
GMO is registered as an investment adviser with the SEC. GMO Australia and GMO UK are not registered as investment advisers with the SEC.
GMO has retained its affiliate, GMO Singapore Pte. Limited, 1 Raffles Place, #53-00, Singapore 048616 (“GMO Singapore”), to assist GMO in furnishing an investment program for each of Emerging Domestic Opportunities Fund (“EDOF”), Emerging Markets Fund (“EMF”) and Emerging Markets ex-China Fund (“EMX”) (collectively, the “Emerging Markets Equity Funds”). GMO Singapore commenced operations in February 2003 and furnishes investment advisory services predominantly to institutional clients. Pursuant to a sub-advisory agreement with GMO and each Emerging Markets Equity Fund, GMO Singapore makes investment decisions or recommendations for all or part of each Emerging Markets Equity Fund’s portfolio, as determined by GMO. GMO (and not the relevant Emerging Markets Equity Fund) will pay a sub-advisory fee to GMO Singapore for its services at the following rates: (i) 10% of the management fees received by GMO under EMF’s and EMX’s investment management contracts; and (ii) 60% of the management fees received by GMO under EDOF’s investment management contract, each net of any fee waiver or expense reimbursement obligations of GMO as may be in effect. A discussion of the basis for the Trustees’ approval of each sub-advisory agreement with GMO Singapore is included (or will be included, as applicable) in the relevant Emerging Markets Equity Fund’s shareholder report for the period during which the Trustees approved that agreement. See “Distributions and Taxes” below for information regarding tax matters relating to the discretionary investment advisory services GMO Singapore provides to each Emerging Markets Equity Fund.
Different GMO Investment Teams have primary responsibility for managing the investments of different Funds. Investment Teams may include personnel of both GMO and its affiliates, including GMO Singapore. Each Investment Team’s investment professionals work collaboratively and often share investment insights with, and benefit from the insights of, other Investment Teams. For example, the Global Equity Team and the Asset Allocation Team collaborate on performance forecasts for groups of equities. The table below identifies the Investment Teams and the Funds for which they are primarily responsible.
Investment Team	Primary Responsibilities
Asset Allocation	Asset Allocation Funds, Alternative Allocation Fund, Implementation Fund, and Asset Allocation Bond Fund
Developed Rates and FX	Multi-Sector Fixed Income Fund
Emerging Country Debt	Emerging Country Debt Fund and Emerging Country Debt Shares Fund
Emerging Markets Equity	Emerging Markets Fund, Emerging Markets ex-China Fund and Emerging Domestic Opportunities Fund
Focused Equity	Quality Fund, Climate Change Fund, Resources Fund and Quality Cyclicals Fund
Global Equity	International Equity Fund, Tax-Managed International Equities Fund, U.S. Equity Fund and U.S. Small Cap Value Fund
Short Duration Strategies	U.S. Treasury Fund
Structured Products	High Yield Fund and Opportunistic Income Fund
Systematic Global Macro	SGM Major Markets Fund
Usonian Japan Equity Team	Japan Value Creation Fund
The following table identifies the senior member(s) of the Investment Team(s) with primary responsibility for managing the investments of different Funds and their title and business experience during the past five years. The Funds rely on the respective senior members of GMO to directly manage (or allocate to members of their Team responsibility for managing portions of the portfolios of) Funds for which they have responsibility, oversee the implementation of trades, review the overall composition of the Funds’ portfolios, including compliance with stated investment objectives and strategies, and monitor cash. To the extent a Fund invests in an underlying GMO Fund, the Fund relies on the senior member(s) of the underlying GMO Fund to carry out those responsibilities for that Fund.
Funds	Senior Member	Title; Business Experience During Past 5 Years
Asset Allocation Funds1, Implementation Fund1, and Asset Allocation Bond Fund	Ben Inker	Head, Asset Allocation Team, GMO. Mr. Inker has been responsible for overseeing the portfolio management of GMO’s asset allocation portfolios since 1996.
	John Thorndike	Portfolio Manager, Asset Allocation Team, GMO. Mr. Thorndike has been responsible for overseeing the portfolio management of asset allocation portfolios since 2015.

Funds	Senior Member	Title; Business Experience During Past 5 Years
Alternative Allocation Fund1	Ben Inker	See above.
	John Thorndike	See above.
	B.J. Brannan	Portfolio Manager, Asset Allocation Team, GMO. Mr. Brannan has been responsible for overseeing the portfolio management of Alternative Allocation Fund since 2019.
	Matt Kadnar	Portfolio Manager, Asset Allocation Team, GMO. Mr. Kadnar has been responsible for overseeing the portfolio management of Alternative Allocation Fund since 2019.
Multi-Sector Fixed Income Fund	Jason Hotra
Head, Developed Rates and FX Team, and co-Head, Multi-Sector Fixed Income Strategy, GMO. Mr. Hotra has been responsible for providing portfolio management services to GMO’s developed rates and FX portfolios since June 2015. Previously, Mr. Hotra was a portfolio manager at Convexity Capital Management.

	Riti Samanta	Portfolio Manager; Head, Systematic Credit, and co-Head, Multi-Sector Fixed Income Strategy, GMO. Dr. Samanta has been responsible for providing portfolio management services to GMO’s systematic credit and multi-sector fixed income portfolios since November 2018. Prior to joining GMO in 2018, she was the global head of systematic fixed income and a senior portfolio manager at State Street Global Advisors.
Opportunistic Income Fund and High Yield Fund	Joe Auth	Head, Structured Products Team, GMO. Mr. Auth has been responsible for providing portfolio management services to GMO’s structured credit portfolios since 2014 and high yield credit portfolios since 2017. Previously, Mr. Auth was a portfolio manager at Harvard Management Company.
International Equity Fund, Tax-Managed International Equities Fund, U.S. Equity Fund, and U.S. Small Cap Value Fund	Simon Harris	Head, Global Equity Team, GMO. Mr. Harris has been responsible for providing portfolio management and research services to GMO’s global equity portfolios since
1989. This includes his prior experience as head of GMO’s UK Equity Team and as co-CEO of GMO UK Ltd.
Emerging Country Debt Fund and Emerging Country Debt Shares Fund	Tina Vandersteel	Head, Emerging Country Debt Team, GMO.
Ms. Vandersteel has been in this role since October 2015. Ms. Vandersteel has been responsible for providing research and portfolio management services for this and other emerging country debt portfolios at GMO since
2004.

Funds	Senior Member	Title; Business Experience During Past 5 Years
Emerging Domestic Opportunities Fund	Amit Bhartia
Portfolio Manager, Emerging Markets Equity Team, GMO Singapore. Mr. Bhartia has been responsible for providing portfolio management and research services to this and GMO’s other emerging markets equity portfolios since 1995 and has overseen the portfolio management of GMO’s emerging domestic opportunity equity portfolios since 2011.

	Arjun Divecha	Head, Emerging Markets Equity Team, GMO. Mr. Divecha has been responsible for overseeing the portfolio management of GMO’s emerging markets equity portfolios since 1993.
Emerging Markets Fund and Emerging Markets ex-China Fund	Warren Chiang
Portfolio Manager, Emerging Markets Equity Team, GMO. Mr. Chiang has been responsible for overseeing the portfolio management of these emerging markets equity portfolios since June 2015. Previously, Mr. Chiang was Managing Director, Head of Active Equity Strategies at Mellon Capital Management.

	Amit Bhartia	See above.
	Arjun Divecha	See above.
Quality Fund and Quality Cyclicals Fund	Thomas Hancock
Head, Focused Equity Team, GMO. Dr. Hancock was responsible for overseeing the portfolio management of GMO’s international developed market and global equity portfolios beginning in 1998 and was Co-Head of the Global Equity Team from 2009 to September 2015.

	Ty Cobb	Portfolio Manager, Focused Equity Team, GMO. Mr. Cobb has been responsible for providing portfolio management and research services for global equity portfolios at GMO since 2003.
Anthony Hene	Portfolio Manager, Focused Equity Team, GMO.
Mr. Hene has been in this role since September 2015. Mr. Hene has been responsible for providing portfolio management and research services for this and other global equity portfolios at GMO since 1995.
Climate Change Fund and Resources Fund	Lucas White
Portfolio Manager, Focused Equity Team, GMO.
Mr. White has been responsible for providing portfolio management and research services for this and GMO’s other Focused Equity portfolios since September 2015. Mr. White previously served in other capacities at GMO, including providing portfolio management for the GMO Quality Strategy, since joining GMO in 2006.

	Thomas Hancock	See above.
SGM Major Markets Fund	Jason Halliwell	Head, Systematic Global Macro Team, GMO. Mr. Halliwell has been responsible for overseeing the portfolio management of GMO’s systematic global macro portfolios since 1999.

Funds	Senior Member	Title; Business Experience During Past 5 Years
Usonian Japan Equity Team	Drew Edwards	Head, Usonian Japan Equity Team, GMO. Mr. Edwards joined GMO in August, 2020. Prior to joining GMO, Mr. Edwards was the Chief Executive Officer, Chief Investment Officer and Portfolio Manager for Usonian Investments LLC. Prior to founding Usonian Investments LLC in August 2017, Mr. Edwards was Portfolio Manager at Advisory Research, Inc.
U.S. Treasury Fund	Tracey Keenan	Portfolio Manager, Short Duration Strategies Team and Fixed Income Trading Team Lead, GMO. Ms. Keenan has been responsible for overseeing the portfolio management of GMO’s short duration strategies since
2017. Ms. Keenan has been a member of the Fixed
Income Trading Team since joining GMO in 2002.
1 For the Asset Allocation Funds, Implementation Fund, and Alternative Allocation Fund, allocations among asset classes are made by the Asset Allocation Team and specific security selections are made primarily by other Investment Teams in collaboration with the Asset Allocation Team. For example, equity securities within Implementation Fund may be selected by senior members of the Global Equity, Focused Equity or other GMO Investment Teams.
The SAI contains information about how GMO determines the compensation of the senior members, other accounts they manage and related conflicts, and their ownership of Funds for which they have responsibility.
Custodian and Fund Accounting Agent
State Street Bank and Trust Company (“State Street Bank”), One Lincoln Street, Boston, Massachusetts 02111, serves as the Trust’s custodian and fund accounting agent. State Street Bank provides similar services with respect to each of Implementation Fund’s, Alternative Allocation Fund’s, and SGM Major Markets Fund’s wholly-owned subsidiary.
Transfer Agent
State Street Bank serves as the Trust’s transfer agent on behalf of the Funds.
Expense Reimbursement
GMO’s contractual reimbursements and fee waivers are described in each Fund’s “Annual Fund Operating Expenses” table and accompanying footnotes in the Fund Summaries section of this Prospectus.
With respect to Resources Fund, U.S. Small Cap Value Fund and High Yield Fund, GMO has contractually agreed to reimburse each Fund for the portion of its “Specified Operating Expenses” (as defined in the Fund Summary for each Fund) that exceeds 0.10% of the Fund’s average daily net assets (“Expense Threshold Amount”). For each Fund with an Expense Threshold Amount, GMO is permitted to recover from the Fund, on a class-by-class basis, as applicable, the Fund’s “Specified Operating Expenses” GMO has borne or reimbursed (whether through reduction of its fees or otherwise) to the extent that the Fund’s “Specified Operating Expenses” later fall below the Expense Threshold Amount or the lower expense limit in effect when GMO seeks to recover the expenses. A Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. The amount GMO is entitled to recover may not cause a Fund to exceed the Expense Threshold Amount or the lower expense limit in effect when GMO seeks recovery.
With respect to Climate Change Fund, Emerging Markets ex-China Fund, and Alternative Allocation Fund, GMO has contractually agreed to waive its fees with respect to and/or reimburse each Fund, on a class-by-class basis, to the extent that the Fund’s total annual fund operating expenses (after applying all other contractual and voluntary expense limitation arrangements in effect at the time), less any “Excluded Expenses” (as defined in the Fund Summary for each Fund), exceed the “Expense Cap” (as defined in the Fund Summary for each Fund) for a class of shares. For each Fund with an Expense Cap, GMO is permitted to recover from the Fund, on a class-by-class basis, the expenses GMO has borne or reimbursed pursuant to an Expense Cap (whether through reduction of its fees or otherwise) to the extent that the Fund’s total annual fund operating expenses (excluding Excluded Expenses) later fall below the Expense Cap or any lower expense limit in effect when GMO seeks to recover the expenses. A Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. The amount GMO is entitled to recover may not cause a Fund to exceed the Expense Caps or any lower expense limits in effect when GMO seeks recovery.
Additional Information
The Trust has contractual arrangements with many service providers to the Funds. Shareholders are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.
This Prospectus provides information concerning the Trust and the Funds that prospective investors should consider in determining whether to purchase shares of a Fund. None of this Prospectus, the SAI, nor any contract that is an exhibit to the Trust’s registration statement is intended to, and does not, give rise to an agreement or contract between the Trust or the Funds and any investor, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by federal or state securities laws that those laws do not permit to be waived.
The Trust’s Amended and Restated Agreement and Declaration of Trust, as amended (the “Declaration”), provides that shareholders shall not have the right to bring or enforce certain types of claims except as provided in the Trust’s by-laws or expressly provided by law and not permitted to be waived. The Trust’s Amended and Restated By-Laws (the “By-Laws”) provide that no shareholder shall have the right to bring or maintain any court action or other proceeding asserting a derivative claim (as defined in the By-Laws) without first making a written demand on the Trustees and that any decision by the Trustees in such matters is binding on all shareholders. The By-Laws further provide that the laws of Massachusetts shall govern the operations of the Trust and that, absent the consent of all parties, the sole and exclusive forum for many types of claims involving the Trust shall be the federal courts sitting within the City of Boston or the Business Litigation Session of the Massachusetts Superior Court. Please see the SAI for additional information regarding the provisions of the Declaration and By-Laws. Copies of the Trust’s Declaration and By-Laws, as amended from time to time, have been filed with the SEC as exhibits to the Trust’s registration statement, and are available on the EDGAR database on the SEC’s website at www.sec.gov.
“GMO”, the GMO logo, “Benchmark-Free”, and “Usonian” are service marks of Grantham, Mayo, Van Otterloo & Co. LLC. All rights reserved.

DETERMINATION OF NET ASSET VALUE
The net asset value or “NAV” of a Fund or each class of shares of a Fund, as applicable, is determined as of the close of regular trading on the NYSE, generally at 4:00 p.m. Eastern time. Current net asset values per share for each series of GMO Trust are available at www.gmo.com.
The NAV per share of a class of shares of a Fund is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities, allocated to that share class by the total number of outstanding shares of that class. For most Funds, NAV is not determined (and accordingly, transactions in shares of the Funds are not processed) on any day when the NYSE is closed for business. For the Bond Funds and SGM Major Markets Fund, NAVs are not typically determined (and accordingly, transactions in shares of the Bond Funds and SGM Major Markets Fund are not processed) on days when either the NYSE or the U.S. bond markets are closed for business. For Japan Value Creation Fund, NAV is not typically determined (and accordingly, transactions in shares of Japan Value Creation Fund are not processed) on days when either the NYSE or Japanese equity markets are closed for business. As a result, from time to time, Japan Value Creation Fund may not determine NAV for several consecutive weekdays when Japanese equity markets are closed for business, during which time investors will be unable to redeem their shares in Japan Value Creation Fund. In addition, to the extent a Fund holds portfolio securities listed on exchanges (e.g., non-U.S. exchanges) that are open for trading on days when the Fund’s NAV is not determined (e.g., a U.S. holiday on which the NYSE is closed for business), the net value of the Fund’s assets may change significantly on days when shares cannot be redeemed.
A Fund may elect not to determine NAV on days when none of its shares are tendered for redemption and it accepts no orders to purchase its shares.
The value of the Funds’ investments is generally determined as follows:
Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available:
•
Last sale price or

•
Official closing price or

•
Most recent quoted price published by the exchange (if no reported last sale or official closing price) or

•
Quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange)

(Also, see discussion in “‘Fair Value’ pricing” below.)
Exchange-traded options:
•
Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions

Cleared derivatives:
•
Price quoted (which may be based on a model) by the relevant clearing house (if an updated quote for a cleared derivative is not available when a Fund calculates its NAV, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house)

OTC derivatives:
•
Price generally determined by an industry standard model

Unlisted non-fixed income securities for which market quotations are readily available:
•
Most recent quoted price

Fixed income securities (includes bonds, loans, loan participations, asset-backed securities, and other structured notes):
•
Most recent price supplied by a pricing source determined by GMO (if a reliable updated price for a fixed income security is not available when a Fund calculates its NAV, the Fund will generally use the most recent reliable price to value that security)

Note: Reliable prices, including reliable quoted prices, may not always be available. When they are not available, the Funds may use alternative valuation methodologies (e.g., valuing the relevant assets at “fair value” as described below).
Shares of other GMO Funds and other open-end registered investment companies:
•
Most recent NAV

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its NAV, the Fund will generally use the last quoted price so long as GMO believes that the quoted price continues to represent that security’s fair value.
In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.
The prices of non-U.S. securities quoted in foreign currencies, foreign currency balances, and the value of non-U.S. forward currency contracts are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 p.m. Eastern time, at then current exchange rates or at such other rates as the Trustees or persons acting at their direction may determine in computing NAV.
GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by a Fund.
“Fair Value” pricing:
For all assets and securities other than those mentioned above, including derivatives, when quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, the Funds’ investments are valued at “fair value,” as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees.
With respect to the Funds’ use of  “fair value” pricing, you should note the following:
▶
In some cases, a significant percentage of a Fund’s assets may be “fair valued.” Factors that may be considered in determining “fair value” include, among others, the value of other financial instruments traded on other markets, trading volumes, changes in interest rates, observations from financial institutions, significant events (which may include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before a Fund’s NAV is calculated, other news events, and significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale.

▶
The valuation methodologies described above are modified for equities that trade in non-U.S. securities markets that close before the close of the NYSE due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes before the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close.

▶
A Fund’s use of fair value pricing may cause the Fund’s returns to differ from those of its benchmark or other comparative index or indices more than would otherwise be the case. For example, a Fund may fair value its international equity holdings to reflect significant events that occur after the close of the relevant market and before the time the Fund’s NAV is calculated. In these cases, the benchmark or index may use the local market closing price, while the Fund uses an adjusted “fair value” price.

The SEC recently adopted new Rule 2a-5 under the 1940 Act, which establishes an updated regulatory framework for registered investment company valuation practices. The Funds will not be required to comply with the new rule until September 2022. The Funds’ fair value policies and procedures and valuation practices may be impacted as the Funds come into compliance with Rule 2a-5 and a greater number of the Funds’ securities may be subject to fair value pricing.

NAME POLICIES
To comply with SEC rules regarding the use of descriptive words in a fund’s name, some Funds have adopted policies (which apply at the time of the Fund’s investment, unless stated otherwise) of investing at least 80% of the value of their net assets plus the amount of any borrowings made for investment purposes in specific types of investments, industries, countries, or geographic regions (collectively, the “Name Policies”). Those Name Policies are described in the “Principal investment strategies” section of their summaries.
A Fund will not change its Name Policy without providing its shareholders at least 60 days’ prior written notice. When used in connection with a Fund’s Name Policy, “assets” include the Fund’s net assets plus any borrowings made for investment purposes. In addition, a Name Policy calling for a Fund to invest in a particular country or geographic region requires that the Fund’s investments be “tied economically” to that country or region. For purposes of this Prospectus, an investment is “tied economically” to a particular country or region if, at the time of purchase, it is (i) in an issuer that is organized under the laws of that country or of a country within that region or in an issuer that maintains its principal place of business in that country or region; (ii) traded principally in that country or region; or (iii) in an issuer that derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in that country or region, or has at least 50% of its assets in that country or region. A Fund may invest directly in securities of companies in a particular industry, country, or geographic region or indirectly, for example, by purchasing securities of another Fund or investing in derivatives or synthetic instruments with underlying assets that have economic characteristics similar to investments tied economically to a particular industry, country, or geographic region. Funds with the term “international” or “global” included in their names have not adopted formal Name Policies with respect to those terms but typically invest in investments that are tied economically to, or seek exposure to, a number of countries throughout the world. GMO relies on publicly available information and third-party data to monitor compliance with Name Policies. If that information is inaccurate or incomplete, GMO’s ability to monitor compliance with a Fund’s Name Policy would be impaired.

DISCLOSURE OF PORTFOLIO HOLDINGS
The Funds have established a policy with respect to disclosure of their portfolio holdings. That policy is described in the SAI. The Funds’ portfolio holdings are available quarterly on the SEC’s website when the Funds file a Form N-CSR (annual/semiannual report) or a publicly available Form N-PORT (monthly schedule of portfolio holdings) or such other forms as required by the 1940 Act.
The Funds or GMO may suspend the posting of portfolio holdings of one or more Funds, and the Funds may modify the disclosure policy, without notice to shareholders. Once posted, a Fund’s portfolio holdings typically will remain available on the website at least until the Fund files a Form N-CSR (annual/semiannual report) or Form N-PORT for the last month of the Funds’ first or third fiscal quarters with the SEC for the period that includes the date as of which the website information is current.
HOW TO PURCHASE SHARES
Under ordinary circumstances, you may purchase a Fund’s shares on days when both (i) the NYSE is open for business and (ii) in the case of a Bond Fund and SGM Major Markets Fund, on days when the U.S. bond markets also are open for business or, in the case of Japan Value Creation Fund, on days when the Japanese equity markets also are open for business. Purchase orders should be submitted directly to the Trust or through a broker or agent are authorized to accept purchase and redemption orders on a Fund’s behalf. These brokers and agents may charge transaction fees and impose restrictions on purchases of Fund shares through them. Retirement plan participants and other investors purchasing a Fund’s shares through a financial intermediary may establish an account and add shares of a Fund to an account by contacting the plan administrator or other financial intermediaries designated by the Fund or the plan administrator. The plan administrator or designated financial intermediaries will conduct the transaction or provide investors purchasing shares through them with the means to conduct the transaction themselves. For instructions on purchasing shares, call the Trust at 1-617-346-7646, send an email to SHS@GMO.com, or contact your broker or agent.
The Trust will not accept a purchase order until it has received a GMO Trust Application and any other required documentation deemed to be in good order by the Trust or its agent. In addition, the Trust will typically not accept a purchase order unless an Internal Revenue Service (“IRS”) Form W-9 (for U.S. shareholders) or the appropriate IRS Form W-8 (for non-U.S. shareholders) with a correct taxpayer identification number (if required) is on file with, and that W-9 or W-8 is deemed to be in good order by, the Trust’s withholding agent, State Street Bank and Trust Company. The Trust, its agent or a financial intermediary may require additional tax-related certifications, information or other documentation from you in order to comply with applicable U.S. federal reporting and withholding tax provisions, including the Foreign Account Tax Compliance Act. If you do not provide and maintain such IRS forms and other certifications, information, or necessary documentation, you may be subject to withholding taxes on distributions or proceeds received upon the sale, exchange or redemption of your Fund shares. Neither the Funds nor GMO will be responsible or liable for any amounts subject to tax withholding. For more information on these rules, see “Taxes” in the SAI. Please consult your tax adviser to ensure all tax forms provided to the Trust or its agent are completed properly and maintained, as required, in good order.
To help the U.S. government fight the funding of terrorism and money laundering activities, federal law requires the Trust to verify identifying information provided by each investor in its GMO Trust Application, and the Trust may require further identifying documentation. The Trust also must maintain and update identifying information and conduct monitoring to identify and report suspicious transactions. If the Trust is unable to verify the information shortly after your account is opened or within a reasonable amount of time after a request for updated information, the account may be closed and your shares redeemed at their net asset value at the time of the redemption.
GMO and/or its agents have the right to decide when a completed form is in good order.
Purchase Policies.   You must submit a purchase order in good order to the Trust or its agent to avoid its being rejected. Investors who have entered into agreements with the Trust may purchase shares through the National Securities Clearing Corporation (“NSCC”). In general, a purchase order sent outside of the NSCC from a record holder of a Fund’s shares is in “good order” if it includes:
•
The name of the Fund being purchased;

•
The U.S. dollar amount of the shares to be purchased;

•
The date on which the purchase is to be made (subject to receipt prior to the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) (the “Cut-off Time”) on that date);

•
The name and/or the account number (if any) set forth with sufficient clarity to avoid ambiguity; and

•
The signature of an authorized signatory as identified in the GMO Trust Application or subsequent authorized signers list.

For retirement accounts, additional information regarding contributions typically is required.
If payment in full (in U.S. funds paid by check or wire or, when approved, by securities) is not received prior to the Cut-off Time on the intended purchase date, the order may be rejected or deferred until payment in full is received unless prior arrangements for later payment have been approved by GMO. For investors in some non-U.S. jurisdictions, payment in full may be required to be sent to the Trust or its agent through a duly authorized local paying agent.

If a purchase order is received in good order by the Trust or its agent, together with payment in full, prior to the Cut-off Time, the purchase price for the Fund shares to be purchased will be the net asset value per share of the class of Fund shares being purchased determined on that day (plus any applicable purchase premium). If that order is received after the Cut-off Time, the purchase price for the Fund shares to be purchased will be the net asset value per share of the class of Fund shares to be purchased determined on the next business day that the NYSE is open (plus any applicable purchase premium). Purchase orders received on days when a Fund does not determine its NAV will not be accepted until the next day on which the Fund’s NAV is determined. For example, in the case of a Bond Fund and SGM Major Markets Fund, purchase orders that are received on days when either the NYSE or the U.S. bond markets are closed for business will not typically be accepted until the next day on which both the NYSE and the U.S. bond markets are open for business, and the purchase price will be the net asset value per share of the class of Fund shares to be purchased determined on that day. Similarly, in the case of Japan Value Creation Fund, purchase orders that are received on days when either the NYSE or the Japanese equity markets are closed for business will not typically be accepted until the next day on which both the NYSE and the Japanese equity markets are open for business, and the purchase price will be the net asset value per share of the class of Fund shares to be purchased determined on that day. For plan participants or other investors submitting their purchase orders through a plan administrator or other financial intermediary, the specific requirements for good order depend on the type of account and transaction and the method of purchase; please contact your financial intermediary for more information. See “Purchase Premiums and Redemption Fees” beginning on page 0 of this Prospectus for a discussion of purchase premiums charged by some Funds, including circumstances under which the purchase premiums may be increased and under which all or a portion of the purchase premiums may be waived. Purchase premiums are not charged on reinvestments of dividends or other distributions. In the event of a disaster affecting Boston, Massachusetts, you should contact GMO to confirm that your purchase order was received and is in good order.
The Trust and its agents reserve the right to reject any purchase order. In addition, without notice, a Fund in its sole discretion may temporarily or permanently suspend sales of its shares to new investors, existing shareholders, or both.
Minimum initial investment amounts (by class, if applicable) are set forth in the tables on page 0 of this Prospectus. Purchases of Class R6 or Class I shares of a Fund or Class MF shares of Benchmark-Free Allocation Fund are not subject to any minimum dollar amount. A Fund may increase minimum initial investment amounts at any time and may waive initial minimums for some investors.
Funds advised or sub-advised by GMO (“Top Funds”) may purchase shares of other GMO Funds after the Cut-off Time and receive the current day’s price if the following conditions are met: (i) the Top Fund received a purchase order in good order prior to the Cut-off Time on that day; and (ii) if more than one GMO Fund is being purchased, the purchase(s) by the Top Fund of shares of the other GMO Funds are executed pursuant to an allocation predetermined by GMO prior to that day’s Cut-off Time.
Submitting Your Purchase Order Form.   Investors who have entered into agreements with the Trust can submit purchase orders through the NSCC. Shareholders of record also can submit completed purchase order forms by mail, facsimile, or email (provided that a PDF copy of the completed purchase order form is attached to the email) or other form of communication pre-approved by Shareholder Services to the Trust at:
GMO Trust
c/o Grantham, Mayo, Van Otterloo & Co. LLC
40 Rowes Wharf
Boston, Massachusetts 02110
Facsimile: 1-617-439-4192
Attention: Shareholder Services
Email: clientorder@gmo.com
For purchase orders outside the NSCC, please call the Trust at 1-617-346-7646 or send an email to SHS@GMO.com to confirm that GMO received your purchase order form, determined it was in good order, and accepted it. Do not send cash, checks, or securities directly to the Trust. A purchase order submitted by mail, facsimile or email is “received” by the Trust when it is actually received by the Trust or its agent. The Trust is not responsible for purchase orders submitted but not actually received by the Trust or its agent for any reason, including purchase orders not received on account of a computer virus or other third-party interference (such as delays or errors by local paying agents).
Funding Your Investment.   Shareholders of record may purchase shares outside the NSCC:
•
with cash (by means of wire transfer or check or other form of payment preapproved by GMO Shareholder Services)

▶
By wire.   Instruct your bank to wire your investment to:

State Street Bank and Trust Company, North Quincy, Massachusetts
ABA#: 011000028
Attn: Transfer Agent
Credit: GMO Trust Deposit Account 00330902
Further credit: GMO Fund/Account name and number

▶
By check.   All checks must be made payable to the appropriate Fund or to GMO Trust. The Trust will not accept checks payable to a third party that have been endorsed by the payee to the Trust. Mail checks to:

By U.S. Postal Service:	By Overnight Courier:
State Street Bank and Trust Company	State Street Bank and Trust Company
Attn: GMO Transfer Agent	Attn: GMO Transfer Agent
Box 5493	1 Heritage Drive
Boston, Massachusetts 02206	North Quincy, Massachusetts 02171

•
in exchange for assets other than cash acceptable to GMO

▶
assets must be approved by GMO prior to transfer to the Fund

▶
assets will be valued as set forth under “Determination of Net Asset Value”

▶
you may bear any stamp or other transaction-based taxes or other costs arising in connection with the transfer of assets to the Fund.

•
by a combination of cash and other assets

The Trust is not responsible for cash (including wire transfers and checks) or other assets delivered in connection with a purchase of Fund shares until they are actually received by the Fund. A purchaser will not earn interest on any funds prior to their investment in a Fund. A purchase may be made in U.S. dollars or, in GMO’s sole discretion, in another currency deemed acceptable by GMO. Non-U.S. dollar currencies used to purchase Fund shares will be valued in accordance with the Trust’s valuation procedures.
Automatic Investment Plan.   If your plan administrator or financial intermediary has provided you with a means to establish an “automatic investment plan,” you may instruct your plan administrator or financial intermediary to automatically invest in a Fund. Contact the plan administrator or designated financial intermediary for instructions on how to establish an “automatic investment plan.”
Frequent Trading Activity.   As a matter of policy, the Trust will not honor requests for purchases or exchanges by shareholders identified as engaging in frequent trading strategies, including market timing, that GMO determines could be harmful to a Fund and its shareholders. Frequent trading strategies generally are strategies that involve repeated exchanges or purchases and redemptions (or redemptions and purchases) within a short period of time. Frequent trading strategies can be disruptive to the efficient management of a Fund, materially increase portfolio transaction costs and taxes, dilute the value of shares held by long-term investors, or otherwise be harmful to a Fund and its shareholders.
The Trustees have adopted procedures designed to detect and prevent frequent trading activity that could be harmful to a Fund and its shareholders (the “Procedures”). The Procedures include the fair valuation of non-U.S. securities, periodic surveillance of trading in shareholder accounts and inquiry as to the nature of trading activity. If GMO determines that an account is engaging in frequent trading that has the potential to be harmful to a Fund or its shareholders, the Procedures permit GMO to adopt various preventative measures, including suspension of the account’s exchange and purchase privileges. There is no assurance that the Procedures will be effective in all instances. The Trust reserves the right to reject any order or terminate the sale of Fund shares at any time.
Each of the Procedures does not apply to all Funds or all Fund trading activity. Application of the Procedures is dependent upon: (1) whether a Fund imposes purchase premiums or redemption fees or both, (2) the nature of a Fund’s investment program, including its typical cash positions and whether it invests in non-U.S. securities, and (3) whether GMO has investment discretion over the purchase, exchange, or redemption activity. The Asset Allocation Funds and other funds and accounts over which GMO has investment discretion invest in other GMO Funds and are not subject to restrictions on how often they may purchase those Funds’ shares. Although GMO may not take affirmative steps to detect frequent trading for some Funds, GMO will not honor requests for purchases or exchanges by shareholders identified as engaging in frequent trading strategies that GMO determines could be harmful to the Funds involved and their shareholders.
Shares of some Funds are distributed through financial intermediaries that submit aggregate or net purchase and redemption orders through omnibus accounts. These omnibus accounts often by nature engage in frequent transactions due to the daily trading activity of their investors. Because transactions by omnibus accounts often take place on a net basis, GMO’s ability to detect and prevent the implementation of frequent trading strategies within those accounts is limited. GMO ordinarily seeks the agreement of a financial intermediary to monitor and restrict frequent trading in accordance with the Procedures. In addition, in lieu of the Procedures, the Funds may rely on a financial intermediary to monitor and restrict frequent trading in accordance with the intermediary’s policies and procedures if GMO believes that the financial intermediary’s policies and procedures are reasonably designed to detect and prevent frequent trading activity that could be harmful to a Fund and its shareholders. Shareholders who own Fund shares through an intermediary should consult with that intermediary regarding its frequent trading policies and procedures.

HOW TO REDEEM SHARES
Under ordinary circumstances, you may redeem a Fund’s shares on days when both (i) the NYSE is open for business and (ii) in the case of a Bond Fund and SGM Major Markets Fund, on days when the U.S. bond markets also are open for business or, in the case of Japan Value Creation Fund, on days when the Japanese equity markets also are open for business. Redemption orders should be submitted directly to the Trust unless the Fund shares to be redeemed were purchased through a broker or agent, in which case the redemption order should be submitted to that broker or agent. The broker or agent may charge transaction fees and impose restrictions on redemptions of Fund shares through it. Retirement plan participants and other investors holding a Fund’s shares through a financial intermediary may sell shares of the Fund by contacting the plan administrator or other financial intermediaries designated by the Fund or the plan administrator. The plan administrator or designated financial intermediaries will conduct the transaction or provide investors purchasing shares through them with the means to conduct the transaction themselves. For instructions on redeeming shares directly, call the Trust at 1-617-346-7646 or send an email to SHS@GMO.com.
Redemption Policies.   You must submit a redemption order in good order to avoid having it rejected by the Trust or its agent. Investors who have entered into agreements with the Trust may redeem shares through the NSCC. In general, a redemption order sent outside of the NSCC from a record holder of a Fund’s shares is in “good order” if it includes:
The name of the Fund being redeemed;
•
The number of shares or the dollar amount of the shares to be redeemed or, in the case of a Fund with a redemption fee, the dollar amount that the investor wants to receive;

•
The date on which the redemption is to be made (subject to receipt prior to the Cut-off Time on that date);

•
The name or the account number set forth with sufficient clarity to avoid ambiguity;

•
The signature of an authorized signatory as identified in the GMO Trust Application or subsequent authorized signers list; and

•
Wire instructions or registration address that match the wire instructions or registration address (as applicable) on file at GMO or confirmation from an authorized signatory that the wire instructions are valid.

For retirement accounts, additional information regarding distributions typically is required.
If a redemption order is received in good order by the Trust or its agent prior to the Cut-off Time, the redemption price for the Fund shares being redeemed will be the net asset value per share of the class of Fund shares being redeemed determined on that day (less any applicable redemption fee). Redemption orders received on days when a Fund does not determine its NAV will not be accepted until the next day on which the Fund’s NAV is determined. For example, in the case of a Bond Fund and SGM Major Markets Fund, redemption orders in good order that are received on days when either the NYSE or the U.S. bond markets are closed for business will not typically be accepted until the next day on which both the NYSE and the U.S. bond markets are open for business, and the redemption price will be the net asset value per share of the class of Fund shares being redeemed determined that day. Similarly, in the case of Japan Value Creation Fund, redemption orders in good order that are received on days when either the NYSE or the Japanese equity markets are closed for business will not typically be accepted until the next day on which both the NYSE and the Japanese equity markets are open for business, and the redemption price will be the net asset value per share of the class of Fund shares being redeemed determined that day. If a redemption order is received after the Cut-off Time, the redemption price for the Fund shares to be redeemed will be the net asset value per share determined on the next business day that the NYSE is open (less any applicable redemption fee), and, in the case of the Bond Funds and SGM Major Markets Fund, the next business day that the U.S. bond markets also are open for business and, in the case of Japan Value Creation Fund, the next business day that the Japanese equity markets also are open for business, unless you or another authorized person on your account has instructed GMO Shareholder Services in writing to defer the redemption to another day. You or another authorized person on your account may revoke your redemption order in writing at any time before the Cut-off Time on the redemption date. Redemption fees, if any, apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). See “Purchase Premiums and Redemption Fees” on page 0 for a discussion of redemption fees charged by some Funds, including circumstances under which redemption fees may be increased or all or a portion of the fees may be waived. For plan participants and other investors submitting their redemption orders through a plan administrator or other financial intermediary, the specific requirements for good order depend on the type of account and transaction and the method of redemption; please contact your financial intermediary for more information. In the event of a disaster affecting Boston, Massachusetts, you should contact GMO to confirm that your redemption order was received and is in good order.
Failure to provide the Trust or its agent with a properly authorized redemption order or otherwise satisfy the Trust as to the validity of any change to the wire instructions or registration address may result in a delay in processing a redemption order, delay in remittance of redemption proceeds, or a rejection of the redemption order.

In GMO’s sole discretion, a Fund may pay redemption proceeds wholly or partly in assets (selected by GMO) other than cash. In particular, if market conditions deteriorate and GMO believes a Fund’s redemption fee (if any) will not fairly compensate a Fund for transaction costs, the Fund may limit cash redemptions and use portfolio assets other than cash to pay the redemption price to protect the interests of all Fund shareholders. Redemptions paid with portfolio assets other than cash may require shareholders to enter into new custodial arrangements if they do not have accounts available for holding securities and other assets directly.
If a redemption is paid in cash:
•
payment will generally be made by means of a federal funds transfer to the bank account designated in the relevant GMO Trust Application

▶
designation of one or more additional bank accounts or any change in the bank accounts originally designated in the GMO Trust Application must be made in a recordable format by an authorized signatory according to the procedures in the GMO Trust Redemption Order Form

▶
if an ambiguity in wire instructions cannot be resolved in a timely manner, GMO may elect to remit redemption proceeds by check

•
upon request, payment will be made by check mailed to the registered address (unless another address is specified according to the procedures in the GMO Trust Redemption Order Form)

•
In GMO’s sole discretion, a redemption may be paid in whole or in part in a currency other than U.S. dollars when the redeeming shareholder has indicated a willingness to receive the redemption proceeds in that currency. Non-U.S. dollar currencies used to pay redemption proceeds will be valued in accordance with the Trust’s valuation procedures.

If a redemption is paid with assets other than cash, you should note that:
•
the assets will be valued as set forth under “Determination of Net Asset Value”;

•
the assets will be selected by GMO in light of the Fund’s objective and other practical considerations and may not represent a pro rata distribution of assets held in the Fund’s portfolio;

•
you will likely incur brokerage charges on the sale of assets such as securities;

•
redemptions paid in assets other than cash generally are treated the same as redemptions paid in cash from a U.S. federal tax standpoint;

•
you may bear any stamp or other transaction-based taxes or other costs arising in connection with the Fund’s transfer of assets other than cash, such as securities, to you; and

•
the assets will be transferred and delivered by the Trust as directed in writing by an authorized person on your account.

Each Fund may suspend the right of redemption and may postpone payment for more than seven days:
•
during periods when the NYSE is closed for business other than customary weekend or holiday closings;

•
during periods when trading on the NYSE is restricted;

•
during an emergency that makes it impracticable for a Fund to dispose of its securities or to fairly determine its net asset value; or

•
during any other period permitted by the SEC.

Redemption proceeds for investors who invest through eligible retirement plans or other financial intermediaries will be sent directly to the plan administrator or other financial intermediary. The Funds typically expect to make a redemption payment on the first business day following the day on which a redemption request is received in good order prior to the Cut-off Time, regardless of the method used to make the payment (e.g., by check, wire, or automated clearing house). A Fund, however, may take up to seven days to make a redemption payment. A Fund may make redemption payments to shareholders at different times and in different forms (e.g., cash or other assets) even though their redemption requests were received on the same day.
Under normal conditions, the Funds typically expect to use cash for redemption payments. The Funds, however, have the right to use assets other than cash for redemption payments and are more likely to do so during times of deteriorating market conditions or market stress, when GMO believes a Fund’s redemption fee (if any) will not fairly compensate a Fund for transaction costs or when a significant portion of a Fund’s portfolio is comprised of less-liquid securities. In those circumstances, a Fund may determine not to accept redemptions through the NSCC, in which case financial intermediaries would need to submit any redemptions directly to the Fund. In cases where a Fund uses assets other than cash for redemption payments, the value of the non-cash assets is determined as of the redemption date; consequently, as a result of changes in market prices, the value of those assets when received by the redeeming shareholder may be lower or higher than their value as of the redemption date. Some Funds (such as Emerging Markets Fund and Emerging Country Debt Fund) are limited in their ability to use assets other than cash to meet redemption requests due to restrictions on ownership of their portfolio assets.

The Trust will not process what it reasonably believes are duplicate redemption requests.
The Trust will not pay redemption proceeds to third parties and does not offer check-writing privileges.
The Trust typically will not pay redemption proceeds to multiple bank accounts.
For investors in some non-U.S. jurisdictions, redemption proceeds may be required to be sent by the Trust to the redeeming shareholder through a duly authorized local paying agent.
Redemption requests may be revoked prior to the Cut-off Time on the redemption date.
Pursuant to the Trust’s Amended and Restated Agreement and Declaration of Trust, the Trust has the unilateral right to redeem Fund shares held by a shareholder at any time (i) if at that time the shareholder owns shares of a Fund or a class of shares of a Fund having an aggregate net asset value of less than a minimum amount determined from time to time by the Trustees; (ii) to the extent the shareholder owns shares of a Fund or a class of shares of a Fund equal to or in excess of a maximum percentage of the outstanding shares of the Fund or the class of shares of the Fund determined from time to time by the Trustees; or (iii) as a means of satisfying legal obligations of the Trust in respect of a withholding tax and related interest, penalty and similar charges, including, but not limited to, obligations occasioned by the failure of a shareholder to provide any documentation requested by the Trust or its agent. The Trustees have authorized GMO in its sole discretion to redeem shares to prevent a shareholder from becoming an affiliated person of a Fund.
In connection with the Trust’s anti-money laundering efforts, the Trust also may redeem Fund shares at their net asset value and close a shareholder’s account if a shareholder fails to timely provide the Trust with any requested documentation or information, the Trust is unable to verify that documentation or information within a reasonable amount of time, or if the Trust is otherwise required by law to redeem Fund shares.
Top Funds may redeem shares of other GMO Funds after the Cut-off Time and receive the current day’s price if the following conditions are met: (i) the Top Fund received a redemption order prior to the Cut-off Time on that day; and (ii) the redemption of the shares of the other GMO Funds is executed pursuant to an allocation predetermined by GMO prior to that day’s Cut-off Time.
Automatic Withdrawal Plan.   If your plan administrator or financial intermediary has provided you with a means to establish an “automatic withdrawal plan,” you may elect to receive (or designate someone else to receive) regular (monthly, quarterly, semiannually, annually) periodic payments through an automatic redemption of shares of the Funds. Contact the plan administrator or designated financial intermediary for instructions on how to establish an “automatic withdrawal plan.”
Cost Basis Reporting.   If your account is subject to U.S. federal tax reporting or you otherwise have informed a Fund that you would like to receive “informational only” U.S. federal tax reporting, the Fund will provide you with cost basis and other related tax information about those shares. Shareholders are responsible for keeping their own records for determining their tax basis of shares that are not subject to the cost basis reporting requirement. Please consult the Trust for more information regarding methods for cost basis reporting, including the Fund’s default method, and for how to select or change a method. You should consult your tax adviser to determine which cost basis method made available by the Fund is most appropriate for you.
If you purchased shares of a Fund through an intermediary, the intermediary and not the Fund ordinarily is responsible for providing the cost basis and related reporting described above. Shareholders purchasing Fund shares through an intermediary should contact the intermediary for more information about how to select a cost basis accounting method for those shares, as well as for information about the intermediary’s default method.
Submitting Your Redemption Order.   Shareholders that have entered into agreements with the Trust may redeem shares through the NSCC. Redemption orders can be submitted by record holders of Fund shares by mail, facsimile, or email or other form of communication pre-approved by Shareholder Services to the Trust at the address/facsimile number/email address set forth under “How to Purchase Shares — Submitting Your Purchase Order Form.” Redemption orders are “received” by the Trust when they are actually received by the Trust or its agent. The Trust is not responsible for redemption orders submitted but not actually received by the Trust or its agent for any reason, including redemption orders not received on account of a computer virus or other third-party interference (such as delays or errors by local paying agents). For redemption orders outside the NSCC, call the Trust at 1-617-346-7646 or send an email to SHS@GMO.com to confirm that GMO received your redemption order, determined it was in good order, and accepted it.

PURCHASE PREMIUMS AND REDEMPTION FEES
Purchase premiums and redemption fees are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties, and transfer fees) incurred by the Fund directly or indirectly (e.g., through a wholly-owned subsidiary) as a result of an investor’s purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder.
GMO typically reviews annually the purchase premiums and redemption fees for the Funds based on GMO’s estimates of the transaction costs for the assets held by the Funds (including assets held by a wholly-owned subsidiary, as applicable).
A Fund may impose a new purchase premium and redemption fee or increase or decrease an existing fee at any time. Please refer to the “Shareholder fees” table under the caption “Fees and expenses” in each Fund’s summary for details regarding the purchase premium and redemption fee, if any, charged by a Fund.
Purchase premiums are not charged on reinvestments of dividends or other distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).
Waiver of Purchase Premiums/Redemption Fees
If GMO determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. GMO may consider known cash flows out of or into Funds when placing orders for the cash purchases or redemptions of Fund shares by accounts over which GMO has investment discretion, including the Asset Allocation Funds and other pooled investment vehicles. Consequently, participants in those vehicles will tend to benefit more than other Fund shareholders from the waivers of purchase premiums and redemption fees that may occur when purchases and redemptions occur on the same day.
GMO also may waive or reduce the purchase premium or redemption fee for a purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs. For example, GMO may reduce the purchase premium to the extent that securities are used to purchase a Fund’s shares (taking into account transaction costs, stamp duties or transfer fees), and GMO may reduce redemption fees to the extent a Fund uses portfolio securities to redeem its shares (taking into account transaction costs, stamp duties or transfer fees).
MULTIPLE CLASSES AND ELIGIBILITY
Most Funds offer multiple classes of shares. The economic differences among the various classes of shares are in their shareholder service fee (and supplemental support fee in the case of Class MF shares of Benchmark-Free Allocation Fund) and, in the case of Class I shares, payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries in respect of retirement plan participants and other investors who invest in Class I shares through third-party platforms or other intermediaries. Differences in the shareholder service fee among applicable classes of shares generally reflect the fact that, as the size of an investor relationship increases, the cost to service that investor decreases as a percentage of the investor’s assets managed by GMO and its affiliates. Thus, the shareholder service fee generally is lower for classes requiring greater minimum investments.
Except for Class R6 shares and Class I shares of a Fund or Class MF shares of Benchmark-Free Allocation Fund, an investor’s eligibility to purchase Fund shares or different classes of Fund shares depends on the investor’s meeting either (i) the “Minimum Total Fund Investment,” which involves only an investor’s total investment in a particular Fund, or (ii) the “Minimum Total GMO Investment,” both of which are set forth in the table below. Mutual funds that wish to invest in shares of Benchmark-Free Allocation Fund and to receive supplemental support services are eligible to purchase its Class MF shares. Class R6 shares and Class I shares are available for purchase by (i) eligible retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans), (ii) section 529 plans, and (iii) other investors whose accounts are maintained by the Funds through third-party platforms or intermediaries (typically, investors that trade through financial intermediaries that have entered into agreements with the Trust to purchase and redeem shares through the NSCC). Purchases of Class MF shares, Class R6 shares or Class I shares are not subject to any minimum dollar amount. For investors owning shares of a Fund, purchases of additional shares of that Fund are not subject to any minimum dollar amount.

Minimum Investment Criteria for Class Eligibility
		Minimum Total Fund Investment	Minimum Total GMO Investment1	Shareholder Service Fee (as a % of average daily net assets)
Class II Shares	All Funds Offering Class II Shares	N/A	$5 million	0.22%
Class III Shares	Global Asset Allocation Fund Global Equity Allocation Fund Global Developed Equity Allocation Fund International Equity Allocation Fund International Developed Equity Allocation Fund Benchmark-Free Fund Strategic Opportunities Allocation Fund	N/A	$5 million	0.00	%2
	International Equity Fund	N/A	$35 million	0.15%
	Alternative Allocation Fund Emerging Markets Fund Emerging Markets ex-China Fund Emerging Domestic Opportunities Fund	$50 million	N/A	0.15%
	All Other Funds Offering Class III Shares	N/A	$5 million	0.15%
Class IV Shares	Benchmark-Free Allocation Fund Climate Change Fund Japan Value Creation Fund Resources Fund U.S. Equity Fund U.S. Small Cap Value Fund High Yield Fund Multi-Sector Fixed Income Fund Emerging Country Debt Fund SGM Major Markets Fund	$125 million	$250 million	0.10%
	International Equity Fund	$125 million	$250 million	0.09%
	Alternative Allocation Fund Quality Fund Quality Cyclicals Fund Emerging Markets Fund Emerging Markets ex-China Fund Emerging Domestic Opportunities Fund	$125 million	$250 million	0.105%
Class V Shares	All Funds Offering Class V Shares	$250 million	$500 million	0.085%
Class VI Shares	All Funds Offering Class VI Shares	$300 million	$750 million	0.055%
Minimum Investment Criteria and Eligibility for Implementation Fund and U.S. Treasury Fund
	Minimum Total Fund Investment	Minimum Total GMO Investment1	Shareholder Service Fee (as a % of average daily net assets)
Implementation Fund U.S. Treasury Fund	N/A	$5 million	N/A
1 The eligibility requirements in the table above are subject to exceptions and special rules for retirement investors investing through financial intermediaries and for investors with continuous investments in International Equity Fund since May 31, 1996. See discussion immediately following these tables for more information about these exceptions and special rules.
2 These Funds indirectly bear shareholder service fees by virtue of their investments in other GMO Funds.
An investor’s Minimum Total GMO Investment equals GMO’s estimate of the market value of all the investor’s assets managed by GMO and its affiliates (i) at the time of the investor’s initial investment, (ii) at the close of business on the last business day of each calendar quarter, or (iii) at other times as determined by GMO (including those described below under “Conversions between Classes”) (each, a “Determination Date”). When purchasing shares of a Fund, investors should consult with GMO to determine the applicable Determination Date and the share class for which they are eligible.
For shareholders of International Equity Fund since May 31, 1996:   Any investor that has been a continuous shareholder of International Equity Fund since May 31, 1996 is eligible indefinitely to remain invested in Class III shares of that Fund.
Upon request GMO may permit an investor to undertake in writing to meet the applicable Minimum Total Fund Investment or Minimum Total GMO Investment over a specified period (a “Commitment Letter”).

You should note:
•
No minimum additional investment is required to purchase additional shares of a Fund or any class of shares of a Fund that you currently hold.

•
GMO makes all determinations as to which investor accounts should be aggregated for purposes of determining eligibility for a Fund or the various classes of shares offered by a Fund, as the case may be. When making decisions regarding whether accounts should be aggregated because they are part of a larger client relationship, GMO considers several factors including, but not limited to, whether: the accounts are for one or more subsidiaries of the same parent company; the accounts have the same beneficial owner regardless of the legal form of ownership; the registered owner has full discretion over all underlying assets; the investment mandate is the same or substantially similar across the relationship; the asset allocation strategies are substantially similar across the relationship; GMO reports to a single investment board or committee; GMO services the relationship through a single GMO relationship manager; the relationships have substantially similar reporting requirements; and the relationship can be serviced from a single geographic location.

•
Eligibility requirements for a Fund or each class of shares of a Fund, as the case may be, are subject to change.

•
GMO may, in its sole discretion, waive eligibility requirements. GMO typically waives eligibility requirements for (i) GMO Funds and other accounts over which GMO has investment discretion that invest in other GMO Funds, (ii) GMO directors, partners, employees, agents, and their family members, (iii) the Trustees of the Trust, (iv) Trustees of other mutual funds sponsored by GMO, and (v) clients of an investment consultant or similar investment professional with a substantial ongoing business relationship with GMO. GMO may discontinue such waivers at any time without notice.

Conversions between Classes
Class MF shares, Class R6 shares and Class I shares do not currently have conversion rights.
As described in “Additional Summary Information About the Funds,” in determining whether an investor is eligible to purchase Fund shares of Class II, III, IV, V, or VI, GMO considers each investor’s Minimum Total Fund Investment and Minimum Total GMO Investment on each Determination Date. Based on this determination, and subject to the following, each investor’s shares of a Fund eligible for conversion will be converted to the class of shares of that Fund with the lowest shareholder service fee for which the investor satisfies all minimum investment requirements (or, to the extent the investor already holds shares of that class, the investor will remain in that class). Except as noted below, with respect to any Fund:
•
If an investor satisfies all minimum investment requirements for a class of shares then being offered that bears a lower shareholder service fee than the class held by the investor on the Determination Date (generally at the close of business on the last business day of each calendar quarter), the investor’s shares eligible for conversion generally will be automatically converted to that class within approximately 45 calendar days following the Determination Date on a date selected by GMO.

•
If an investor no longer satisfies all minimum investment requirements (or GMO discontinues a waiver of the eligibility requirements) for the class of shares of a Fund held by the investor on the last Determination Date of a calendar year (generally at the close of business on the last business day of the calendar year), the Fund generally will convert the investor’s shares to the class it is then offering bearing the lowest shareholder service fee for which the investor satisfies all minimum investment requirements (which class typically will bear a higher shareholder service fee than the class then held by the investor). For purposes of conversions between classes, a class of shares that has no shares outstanding as of the relevant Determination Date will not be considered a class of shares then being offered by a Fund. If an investor no longer satisfies all minimum investment requirements for any class of shares of a Fund being offered as of the last Determination Date of a calendar year, the Fund will convert the investor’s shares to the class of shares of that Fund then being offered bearing the highest shareholder service fee. Notwithstanding the foregoing, an investor’s shares will not be converted to a class of shares bearing a higher shareholder service fee without at least 15 calendar days’ prior notice, and if the investor makes an additional investment or the value of the investor’s shares otherwise increases prior to the end of the notice period so as to satisfy all minimum investment requirements for the investor’s current class of shares, the investor will remain in the class of shares then held by the investor. Solely for the purpose of determining whether an investor has satisfied the minimum investment requirements for an investor’s current class of shares, the value of the investor’s shares is considered to be the greater of  (i) the value of the investor’s shares on the relevant Determination Date, (ii) the value of the investor’s shares on the date that GMO reassesses the value of the investor’s account for the purpose of sending notice of a proposed conversion, or (iii) the value of the investor’s shares immediately prior to the date when the conversion would take place. If the investor is not able to make an additional investment in a Fund solely because the Fund is closed to new investment or is capacity constrained, the class of shares then held by the investor will not be converted unless GMO approves reopening the Fund to permit the investor to make an additional investment. The conversion of an investor’s shares to a class of shares bearing a higher shareholder service fee generally will occur within 60 calendar days following the last Determination Date of a calendar year or, in the case of conversion due to an abusive pattern of investments or redemptions (see next paragraph), on any other day GMO determines.

A Fund may at any time without notice convert an investor’s shares to the class it is then offering bearing the lowest shareholder service fee for which the investor satisfied all minimum investment requirements (or, if the Fund has no such class, the class of that Fund bearing the highest shareholder service fee) if the investor no longer satisfies all minimum investment requirements for the class of shares held by the investor and: (i) GMO believes the investor has engaged in an abusive pattern of investments or redemptions (e.g., a large investment just before a Determination Date and a redemption immediately after the Determination Date), (ii) the investor fails to meet the applicable Minimum Total Fund Investment or Minimum Total GMO Investment by the time specified in the investor’s Commitment Letter, or (iii) the total expense ratio borne by the investor immediately following the conversion is equal to or less than the total expense ratio borne by the investor immediately before the conversion (after giving effect to any applicable fee and expense waivers or reimbursements).
For U.S. federal income tax purposes, the conversion of an investor’s investment from one class of shares of a Fund to another class of shares of the same Fund generally should not result in the recognition of gain or loss in the shares that are converted. Thus, in general, the investor’s tax basis in the new class of shares immediately after the conversion should equal the investor’s tax basis in the converted shares immediately before the conversion, and the holding period of the new class of shares should include the holding period of the converted shares.
Sub-Transfer Agent/Recordkeeping Payments
Class II, III, IV, V, VI, MF and Class R6 Shares
Class II, III, IV, V, VI, MF and R6 shares are not subject to payments to third parties for sub-transfer agent, recordkeeping and other administrative services. GMO may, on a case-by-case basis, make payments for sub-transfer agent, recordkeeping and other administrative services provided by financial intermediaries for the benefit of shareholders of these classes. Any such payments are made by GMO out of its own resources and are not an additional charge to a Fund or the holders of Class II, III, IV, V, VI, MF or Class R6 shares. These payments create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.
Class I Shares
Class I shares are subject to payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of holders of Class I shares through an account maintained by a third-party platform or intermediary. These services are not primarily intended to result in the sale of Fund shares but instead to provide ongoing services with respect to holders of Class I shares through a third-party platform or intermediary. Because payments for sub-transfer agency, recordkeeping and other administrative services are paid out of a Fund’s Class I assets on an ongoing basis, over time they will increase the cost of an investment in Class I shares. In addition, GMO may, on a case-by-case basis, make payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of shareholders of Class I shares. Any such payments will be made by GMO out of its own resources and will not be an additional charge to a Fund or the holders of Class I shares. Any such payments will create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.
DISTRIBUTIONS AND TAXES
Except as specifically noted below, this section provides a general summary of certain material U.S. federal income tax consequences of investing in a Fund for shareholders who are U.S. citizens, residents, or corporations. You should consult your own tax advisers about the precise tax consequences of an investment in a Fund in light of your particular tax situation, including possible non-U.S., state, local, or other applicable taxes (including the federal alternative minimum tax). This summary is based upon the Internal Revenue Code of 1986, as amended (the “Code”) and upon judicial decisions, U.S. Treasury Regulations, IRS Rulings and other administrative materials interpreting the Code, all of which are subject to changes, which may or may not be retroactive. The Biden administration has voiced its support for significant changes to U.S. tax laws, including an increase in the maximum tax rate applicable to U.S. corporations and certain individuals, which could potentially have retroactive effect. If enacted, these changes may significantly alter the after-tax return of Fund shareholders. A Fund’s shareholders may include other GMO Funds, some of which are regulated investment companies (each, a “RIC”) as defined by Subchapter M of the Code. The summary below does not address tax consequences to shareholders/investors of those other GMO Funds. Shareholders/investors of those other GMO Funds should refer to the prospectuses and statements of additional information (or other applicable disclosures) for those GMO Funds for a summary of the tax consequences applicable to them.
Except for U.S. Treasury Fund, the policy of each Fund is to declare and pay dividends of its net investment income, if any, at least annually, although the Funds are permitted to, and will from time to time, declare and pay dividends of net investment income, if any, more frequently. Each Fund also intends to distribute net realized capital gains, whether categorized as resulting from the sale of investments held by the Fund for not more than one year (net short-term capital gains) or categorized as resulting from the sale of investments held by the Fund for more than one year (net long-term capital gains), if any, at least annually. In addition, the Funds may, from time to time and at their discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. Net investment income of a Fund includes (i) distributions received from an underlying fund taxed as a RIC attributable to the underlying fund’s own net investment income and net short-term capital gains and (ii) the Fund’s allocable share of net investment income of an underlying fund taxed as a partnership. Net realized capital gains includes (x) distributions received from an underlying fund taxed as a RIC attributable to the underlying fund’s net long-term capital gains and (y) the Fund’s allocable share of net short-term or net long-term capital gains of an underlying fund taxed as a partnership.
The policy of U.S. Treasury Fund is to declare dividends daily, to the extent net investment income is available. Shareholders of U.S. Treasury Fund will generally begin earning dividends on their shares of the Fund on the business day following the effective date of their purchase of those shares. U.S. Treasury Fund shareholders, however, can begin earning dividends on the same business day as the effective date of their purchase if each of the following criteria are met: (i) their order is received by the Fund prior to 2:00 p.m. Eastern time on the effective date, (ii) they have requested same-day settlement, (iii) the Fund receives the purchase proceeds on the effective date and (iv) the Fund is able to invest such purchase amounts in a timely manner. Shareholders of U.S. Treasury Fund will generally continue to earn dividends on the effective date of their redemption from the Fund unless they: (i) request same-day settlement of their redemption proceeds on the effective date and (ii) their order is received by the Fund prior to 2:00 p.m. Eastern time (provided that the Fund is able to raise the cash needed to satisfy the redemption request in a timely manner). U.S. Treasury Fund will pay dividends on the first business day following the end of each month in which dividends were declared. Accrued dividends in respect of a shareholder’s partial redemption of U.S. Treasury Fund shares redeemed between monthly payment dates will be paid on the first business day following the end of the month in which redemptions are made. Accrued dividends in respect of a shareholder’s complete redemption of U.S. Treasury Fund shares between monthly payment dates will be paid with the redemption proceeds.
From time to time, distributions by a Fund could constitute a return of capital to shareholders for U.S. federal income tax purposes. Shareholders should read the description below for information regarding the tax character of distributions from a Fund to shareholders.
All dividends of net investment income and capital gain distributions paid to a shareholder will automatically be reinvested at net asset value in additional shares of the Fund making them, unless GMO or its agents receive a shareholder election to receive cash. A shareholder election must be received no later than 4:00 p.m. Eastern time via email at ClientOps@gmo.com or facsimile at 617-310-4524 on the record date of the dividends and/or distributions in order to be processed. A shareholder may elect to receive cash by marking the appropriate boxes on the GMO Trust Application, by writing to the Trust, or by notifying its broker or agent. The Funds do not charge a purchase premium on reinvested dividends and distributions.
It is important for you to note:
•
Each Fund is treated as a separate taxable entity for U.S. federal income tax purposes. Each Fund has elected to be treated or intends to elect to be treated, and intends to qualify and be treated each year, as a RIC under Subchapter M of the Code. A RIC generally is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a RIC would result in, among other things, Fund-level taxation, and consequently, a reduction in the value of the Fund. See “Taxes” in the SAI for more information about the tax consequences of not qualifying as a RIC.

•
For U.S. federal income tax purposes, distributions of net investment income generally are taxable to shareholders as ordinary income.

•
For U.S. federal income tax purposes, taxes on distributions of net realized capital gains generally are determined based upon the categorization of the gains a Fund distributes, rather than by how long a shareholder has owned shares in the Fund. Distributions categorized as net realized capital gains from the sale of investments that a Fund owned for more than one year and that are reported by a Fund as capital gain distributions generally are taxable to shareholders as long-term capital gains. Distributions categorized as net realized capital gains from the sale of investments that a Fund owned for one year or less generally are taxable to shareholders as ordinary income. Tax rules can alter a Fund’s holding period in investments and thereby affect the tax treatment of gain or loss on such investments.

•
A Fund’s total distributions during a taxable year may exceed the Fund’s net investment income and net realized capital gains for that year, in which case the excess generally would be treated as a return of capital, which would reduce a shareholder’s tax basis in its shares, with any amounts exceeding such basis treated as capital gain. A return of capital is not taxable to shareholders to the extent such amount does not exceed a shareholder’s tax basis, but it reduces a shareholder’s tax basis in its shares (thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares).

•
A Fund will carry any net realized capital losses (i.e. realized capital losses in excess of realized capital gains) from any taxable year forward to one or more subsequent taxable years to offset capital gains, if any, realized during such subsequent taxable years. A Fund’s net capital loss carryforwards do not expire. A Fund must apply such carryforwards first against gains of the same character. A Fund’s available capital loss carryforwards, if any, will be set forth in its annual shareholder report for each fiscal year. A Fund’s ability to utilize these and certain other losses to reduce distributable net realized capital gains in subsequent taxable years may be limited by reason of direct or indirect changes in the actual or constructive ownership of the Fund. See “Taxes” in the SAI for more information. Net losses realized from foreign currency-related and other instruments, as well as expenses borne by a Fund, may give rise to losses that are treated as ordinary losses. A Fund cannot carry forward such losses to subsequent taxable years to offset net investment income or short-term capital gains. This may result in a Fund’s realizing economic losses for which it does not receive a corresponding benefit from a U.S. federal income tax perspective. A Fund’s ability to use ordinary losses to reduce otherwise distributable net investment income or short-term capital gains may be limited by reason of direct or indirect changes in the actual or constructive ownership of the Fund.

•
Distributions of net investment income properly reported by a Fund as derived from “qualified dividend income” will be taxable to shareholders taxed as individuals at the rates applicable to net capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels.

•
Distributions of net investment income derived from dividends eligible for the “dividends-received deduction” may allow a corporate shareholder (other than an S corporation) to deduct a percentage of such distribution, as a dividends-received deduction, in computing its taxable income, provided holding period and other requirements are met at both the shareholder and Fund levels.

•
The Code generally imposes a 3.8% Medicare contribution tax on the net investment income of individuals and of certain trusts and estates to the extent their income exceeds certain threshold amounts. Net investment income (for this purpose) generally includes dividends, including any capital gain distributions, paid by a Fund, and net gains recognized on the sale, redemption or exchange of shares in a Fund, and may be reduced by certain allowable deductions. Shareholders are advised to consult their tax advisers regarding the possible implications of this additional tax on their investment in a Fund, in light of their particular circumstances.

•
Distributions by a Fund generally are taxable to a shareholder even if they are paid from income or gains earned by the Fund before that shareholder invested in the Fund (and accordingly the income or gains were included in the price the shareholder paid for the Fund’s shares). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares.

•
Distributions by a Fund to retirement plans that qualify for tax-exempt treatment under U.S. federal income tax laws generally will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax adviser to determine the suitability of a Fund as an investment through such a plan and the tax treatment of distributions from such a plan.

•
Any gain resulting from a shareholder’s sale, exchange, or redemption of Fund shares generally will be taxable to the shareholder as short- or long-term capital gain, depending on how long the Fund shares were held by the shareholder for U.S. federal income tax purposes. Redemptions paid in securities generally are treated by shareholders for U.S. federal income tax purposes the same as redemptions paid in cash.

•
To the extent a Fund invests, directly or indirectly, in other GMO Funds, a wholly-owned subsidiary, or other investment companies treated as RICs, partnerships, trusts or other pass-through structures for U.S. federal income tax purposes, including certain ETFs, the Fund’s distributions could vary in terms of their timing, character, and/or amount, in some cases significantly, from what the Fund’s distributions would have been had the Fund invested directly in the portfolio investments held by the underlying investment companies. See “Taxes” in the SAI for more information.

•
A Fund’s income from or the proceeds of dispositions of its non-U.S. investments may be subject to non-U.S. withholding or other taxes. A Fund may otherwise be subject to non-U.S. taxation on repatriation proceeds generated from those investments or to other transaction-based non-U.S. taxes on those investments. Those withholding and other taxes will reduce the Fund’s return on and taxable distributions in respect of its non-U.S. investments. In some cases, a Fund may seek a refund in respect of taxes paid to a non-U.S. country (see “Description of Principal Risks — Non-U.S. Investment Risk” for more information). The non-U.S. withholding and other tax rates applicable to a Fund’s investments in certain non-U.S. jurisdictions may be higher in certain circumstances, for instance, if a Fund has a significant number of non-U.S. shareholders, if a Fund owns a significant holding of a non-U.S. issuer or if a Fund or an underlying GMO Fund invests through a subsidiary. In certain instances, shareholders may be entitled to claim a credit or deduction (but not both) for non-U.S. taxes paid directly or indirectly. In addition, a Fund’s investments in certain non-U.S. investments, foreign currencies or foreign currency derivatives may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. See “Taxes” in the SAI for more information.

•
Any U.S. withholding or other taxes applicable to a Fund’s investments, including in respect of investments in its wholly-owned subsidiary, if any, will reduce the Fund’s return on its investments.

•
Under the Funds’ securities lending arrangements, if a Fund lends a portfolio security and a dividend is paid in respect of the security out on loan, the borrower will be required to pay to that Fund a substitute payment at least equal, on an after-tax basis, to the dividend that the Fund would have received if it had received the dividend directly. Because some borrowers of non-U.S. securities may be subject to levels of taxation that are lower than the rates applicable to that Fund, some borrowers are likely to be motivated by the ability to earn a profit on those differential tax rates and to pay that Fund for the opportunity to earn that profit. In the United States, laws are in effect limiting the ability of certain swaps and similar derivative instruments and securities lending transactions to reduce otherwise applicable U.S. withholding taxes on U.S. stock dividends paid to a non-U.S. person. There can be no assurance that similar legislation will not be adopted in other jurisdictions with respect to non-U.S. investments or that non-U.S. taxing authorities will not otherwise challenge beneficial tax results arising from swaps or other derivative instruments or securities lending arrangements.

•
Some of a Fund’s investment practices, including transacting derivatives, short sales, hedging activities generally, and securities lending activities, as well as some of a Fund’s investments, including debt obligations issued or purchased at a discount, asset-backed securities, assets “marked to the market” for U.S. federal income tax purposes, REITs, equity in certain non-U.S. corporations, master limited partnerships and, potentially, so-called “indexed securities” (such as TIPS or other inflation-indexed bonds), are subject to special and complex U.S. federal income tax provisions. These special rules may affect the timing, character, and amount of a Fund’s distributions and, in some cases, may cause a Fund to liquidate investments at disadvantageous times.

•
The Funds do not currently expect to pass through to shareholders the tax-exempt character of interest from investments in tax-exempt municipal bonds, if any. Therefore, any interest on municipal bonds will be taxable to shareholders of a Fund when received as a distribution from the Fund.

•
In general, in order to qualify as a RIC, a Fund must, among other things, derive at least 90% of its gross income from certain specified sources (“qualifying income”). Each of SGM Major Markets Fund, Alternative Allocation Fund and Implementation Fund (each a “Parent Fund”) invests in a wholly-owned subsidiary that is treated as a controlled foreign corporation for U.S. federal income tax purposes (a “CFC”). A Fund, including a Parent Fund, may from time to time invest in one or more foreign corporations, other than wholly-owned subsidiaries, that are treated as CFCs. A Fund generally should be entitled to treat income that it recognizes from its investment in a CFC as qualifying income. There is a risk, however, that the IRS could determine that some or all of the gross income derived from investments in one or more of these CFCs is not qualifying income, which might adversely affect a Fund’s ability to qualify as a RIC under the Code.
•
A Fund that invests in a CFC may be required, and a Parent Fund will be required with respect to its wholly-owned subsidiary, to include in its gross income each year, as ordinary income, its share of certain amounts of the CFC’s income (so called “subpart F income”), whether or not the CFC distributes such amounts to the Fund. A CFC’s distributions to a Fund, including in redemption of CFC shares, are generally tax-free to the extent of the CFC’s subpart F income previously included in the Fund’s income. Net losses a CFC recognizes during a taxable year will not flow through to a Fund to offset income or gain generated by the Fund’s other investments, or carry forward to subsequent taxable years; this will limit the benefit from those losses. It is possible that withholding taxes will apply to certain categories of the U.S.-source income of the wholly-owned foreign subsidiaries of SGM Major Markets Fund, Alternative Allocation Fund and Implementation Fund.

•
A Fund’s investment in a CFC, including a wholly-owned subsidiary, could affect the amount, timing and character of its distributions and could cause the Fund to recognize taxable income in excess of the cash generated by such investment, requiring the Fund in turn to liquidate investments at disadvantageous times to generate cash needed to make required distributions. See “Taxes” in the SAI for more information about the tax consequences of specific Fund investment practices and investments, including a Fund’s investments in a wholly-owned subsidiary and other CFCs.

•
A Fund’s pursuit of its investment strategy, including a strategy involving the ability to engage in certain derivative transactions, will potentially be limited by the Fund’s intention to qualify as a RIC, and could adversely affect the Fund’s ability to so qualify.

•
Distributions paid to non-U.S. shareholders that a Fund properly reports as capital gain distributions, short-term capital gain distributions or interest-related dividends, each as further defined in the SAI, are not subject to withholding of U.S. federal income tax, provided that certain requirements are met. A Fund is permitted, but is not required, to report the part, if any, of its distributions that are eligible for such treatment. A Fund’s distributions other than those the Fund properly reports as capital gain distributions, short-term capital gain distributions or interest-related dividends generally will be subject to withholding of U.S. federal income tax. For more information on the tax consequences of investing in a Fund for non-U.S. shareholders, see “Taxes” in the SAI. Non-U.S. shareholders described in section 892 of the Code should consult their tax advisers with respect to their investment in a Fund.

•
The Code generally requires a Fund to obtain information sufficient to identify the status of each of its shareholders under Sections 1471-1474 of the Code (including the U.S. Treasury Regulations and IRS guidance issued thereunder, “FATCA”) or under an applicable intergovernmental agreement (an “IGA”). If a shareholder fails to provide this information or otherwise fails to comply with FATCA or an IGA, a Fund or its agent may be required to withhold 30% of the distributions, other than capital gain distributions, the Fund makes to that shareholder. If FATCA withholding is applicable, the Fund or its agent is required to withhold even if the payment would otherwise be exempt from withholding under rules applicable to non-U.S. shareholders. The IRS and the Department of Treasury have issued proposed regulations providing that the gross proceeds of share redemptions or exchanges and capital gain distributions a Fund pays will not be subject to FATCA withholding. Each prospective shareholder is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements. In addition, foreign countries are considering, and may implement, laws similar in purpose and scope to FATCA, as more fully described above. See “Taxes” in the SAI for more information.

•
Most states permit mutual funds, such as the Funds, to “pass through” to their shareholders the state tax exemption on income earned from investments in some direct U.S. Treasury obligations, as well as some limited types of U.S. government agency securities, so long as a fund meets all applicable state requirements. Therefore, you may be allowed to exclude from your state taxable income distributions made to you by a Fund that are attributable to interest the Fund directly or indirectly earned on such investments. The availability of these exemptions varies by state. You should consult your tax adviser regarding the applicability of any such exemption to your situation.

See “Taxes” in the SAI for more information, including a summary of some of the tax consequences of investing in a Fund for non-U.S. shareholders.
Certain Non-U.S. Tax Issues Relating to Singapore
As described under “Management of the Trust,” GMO Singapore provides investment advisory services and makes investment decisions or recommendations for all or a part of each Emerging Markets Equity Fund’s portfolio, as determined by GMO.
GMO believes that an exemption from Singapore taxation should apply to income and gains derived from the provision of such investment advisory services and investment decisions or recommendations made by GMO Singapore for a “qualifying fund”, so long as, among other requirements, such income and gains constitute “specified income” from “designated investments” as those terms are defined under current Singapore tax law. In this regard, the sources of specified income from designated investments earned solely by each Emerging Markets Equity Fund (and not by any other series of GMO Trust) are considered. GMO expects that substantially all such income and gains earned by each Emerging Markets Equity Fund will constitute specified income from designated investments. This tax position takes into account advice received from Singapore legal counsel. All income and gains that are considered to be Singapore-sourced (including amounts attributable to a

Fund-level permanent establishment in Singapore) and that do not otherwise qualify for the exemption would generally be subject to Singapore taxation at the current corporate rate of 17%. Shareholders of an Emerging Markets Equity Fund bear the risk that income or gains realized by those funds will be subject to Singapore taxation.
In addition to the foregoing, a “non-qualifying” shareholder (described below) may be required to pay a “financial penalty” to the Inland Revenue Authority of Singapore (“IRAS”) and fulfill certain Singapore tax reporting requirements. Very generally, non-qualifying shareholders may include, but are not limited to, Singapore-domiciled shareholders that maintain a permanent establishment in Singapore and who, either alone or with their associates, beneficially own applicable qualifying fund shares representing in excess of 50% of a qualifying fund’s net assets as of the final day of that qualifying fund’s financial year-end (or in excess of 30% of the qualifying fund’s net assets, to the extent the qualifying fund has less than 10 shareholders). The “financial penalty” is generally computed by applying the prevailing corporate rate of tax to a non-qualifying shareholder’s share of qualifying fund profits. In general, a non-qualifying shareholder who is required to pay a “financial penalty” to the IRAS must declare the amount of  “financial penalty” payable in its return of income submitted to the IRAS.
Shareholders are responsible for evaluating their percentage interest of net assets in a qualifying fund for the purpose of their own particular situations. Relevant information may be derived from account statements and other information provided to shareholders in respect of the qualifying fund. Upon the reasonable request of a shareholder, GMO will provide information necessary to allow the shareholder to assess its percentage ownership in the qualifying fund.
Certain Non-U.S. Tax Issues Relating to Australia
As described under “Management of the Trust,” GMO has entered into a personnel sharing arrangement with GMO Australia for the purpose of providing investment management and other services to SGM Major Markets Fund and its wholly-owned subsidiary (together, “SGM”), Alternative Allocation Fund and its wholly-owned subsidiary (together, “AAF”) and Implementation Fund and its wholly-owned subsidiary (together, “BIF”). To the extent a shareholder of SGM, AAF and/or BIF who is not otherwise subject to Australian income tax in respect of such shareholder’s interests in SGM, AAF and/or BIF (a “Non-Resident Shareholder”) is not qualified to claim relief from Australian tax under a tax treaty with Australia, such personnel sharing arrangement could create a risk that the income or gains of SGM, AAF and/or BIF (as relevant) attributable to such Non-Resident Shareholder could be subject to Australian income tax. However, given the way each of SGM, AAF and BIF is managed and conducts its trading activities, GMO’s position is that this personnel sharing arrangement will not cause SGM’s, AAF’s , or BIF’s Australian sourced income or gains to be subject to Australian income tax.
GMO’s position takes into account advice it has received from Australian counsel and the published views of the Australian Commissioner of Taxation (the “Commissioner”) with regard to similar arrangements. However, if that position were not accepted by the Commissioner, any income or gains of SGM, AAF and BIF attributable to a Non-Resident Shareholder that the Commissioner considers to be Australian sourced or connected with a permanent establishment in Australia and that does not otherwise qualify for relief from Australian tax under a tax treaty with Australia (or come within the Australian Investment Manager Regime (“IMR”) exemption/concession described below) would generally be subject to Australian tax (likely at the corporate rate of 30%). Each Non-Resident Shareholder of SGM, AAF and BIF bears the risk of any such Australian income tax consequences should SGM’s, AAF’s and/or BIF’s income or gains be subject to Australian tax (although the position of a shareholder that was otherwise within the scope of Australian income tax would not change). The above also assumes, based on advice received from Australian counsel and the published views of the Commissioner, that SGM, AAF and BIF (i) are each treated as trusts for Australian tax purposes and (ii) are not within the scope of certain Australian tax rules applicable to trusts carrying on, or that control the carrying on, of certain trading businesses and that treat such trusts like companies for Australian tax purposes.
The Australian taxation legislation also has specific tax exemptions/concessions as part of the IMR that may mitigate the Australian tax risks for SGM, AAF, BIF and their respective Non-Resident Shareholders. The effect of the IMR may be to exempt SGM, AAF, BIF and their respective Non-Resident Shareholders from Australian taxes irrespective of GMO’s position, which is described above. The Australian Government has announced in its 2021-2022 Budget that it will review the corporate tax residency rules for foreign entities such as trusts. Though it is not expected that any legislative changes are likely to adversely impact SGM, AAF and BIF, the actual impact of any changes will be known following the release of finalized legislation.
Certain Non-U.S. Tax Issues Relating to the United Kingdom
As described under “Management of the Trust”, GMO has entered into a personnel sharing arrangement with GMO UK for the purpose of providing investment management and other services, particularly with respect to Funds managed by the Global Equity and Focused Equity Teams. Provided the Funds are not considered to maintain a branch, agency or permanent establishment for United Kingdom taxation purposes, the Funds should not be subject to United Kingdom taxation. GMO’s position is that neither the activities of GMO, nor the Funds are conducted in a manner that should create a branch, agency or permanent establishment for the Funds or shareholders which are not otherwise subject to United Kingdom taxation. Shareholders of a Fund bear the risk that income or gains realized by a Fund will be subject to United Kingdom taxation.
Because several Funds are managed by the Global Equity and Focused Equity Teams, shareholders of applicable Funds will be exposed to the United Kingdom taxation issues described above.
This is a general summary only and shareholders should consult their own tax advisers regarding the tax consequences of an investment in a Fund.

FUND BENCHMARKS AND COMPARATIVE INDICES
The following section provides additional information about the Funds’ benchmarks (if any) and other comparative indices listed under “Investment objective” and the “Average Annual Total Returns” table or referenced under “Principal investment strategies” in the Fund summaries.
Benchmark/Comparative Index	Description
Bloomberg Barclays U.S. Aggregate Index	The Bloomberg Barclays U.S. Aggregate Index is an independently maintained and widely published index comprised of U.S. fixed rate debt issues having a maturity of at least one year and rated investment grade or higher.
Bloomberg Barclays U.S. Securitized Index	The Bloomberg Barclays U.S. Securitized Index is comprised of the securitized credit portion of the Bloomberg Barclays U.S. Aggregate Index.
Bloomberg Barclays U.S. Treasury Inflation Notes: 1-10 Year Index
The Bloomberg Barclays U.S. Treasury Inflation Notes: 1-10 Year Index is an independently maintained and widely published index comprised of inflation-protected securities issued by the U.S. Treasury (TIPS) having a maturity of at least one year and less than ten years.

Consumer Price Index	The Consumer Price Index for All Urban Consumers U.S. All Items is published monthly by the U.S. government as an indicator of changes in price levels (or inflation) paid by urban consumers for a representative basket of goods and services.
FTSE 3-Month Treasury Bill Index	The FTSE 3-Month Treasury Bill Index is an independently maintained and widely published index comprised of short-term U.S. Treasury bills.
FTSE 3-Month Treasury Bill Index +++
The FTSE 3-Month Treasury Bill Index +++ is an internally maintained benchmark computed by GMO, comprised of 50% Bloomberg Commodity Total Return Index and 50% J.P. Morgan 3 Month Cash Index through
10/03/2011 and FTSE 3-Month Treasury Bill Index thereafter.

GMO Global Asset Allocation Index
The GMO Global Asset Allocation Index is an internally maintained composite benchmark computed by GMO, comprised of  (i) the MSCI ACWI (All Country World Index) (MSCI Standard Index Series, net of withholding tax) through 6/30/2002, (ii) 48.75% S&P 500 Index, 16.25% MSCI ACWI ex USA (MSCI Standard Index Series, net of withholding tax), and 35% Barclays U.S. Aggregate Index from 6/30/2002 through 3/31/2007, and (iii) 65% MSCI ACWI (All Country World Index) (MSCI Standard Index Series, net of
withholding tax) and 35% Barclays U.S. Aggregate Index thereafter. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. S&P does not guarantee the accuracy, adequacy, completeness or availability of any data or information and is not responsible for any errors or omissions from the use of such data or information. Reproduction of the data or information in any form is prohibited except with the prior written permission of S&P or its third-party licensors.

GMO Strategic Opportunities Allocation Index	The GMO Strategic Opportunities Allocation Index is an internally maintained composite benchmark computed by GMO, comprised of 75% MSCI World Index (MSCI Standard Index Series, net of withholding tax) and 25% Bloomberg Barclays U.S. Aggregate Index. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
J.P. Morgan EMBI Global
The J.P. Morgan EMBI (Emerging Markets Bond Index) Global is an independently maintained and widely published index comprised of U.S.
dollar-denominated Eurobonds, traded loans, and legacy Brady bonds issued by sovereign and quasi-sovereign entities.

J.P. Morgan EMBI Global Diversified	The J.P. Morgan EMBI (Emerging Markets Bond Index) Global Diversified is a uniquely weighted version of the J.P. Morgan EMBI Global that limits the weights of those index countries with larger debt stocks by only including specified portions of these countries’ eligible current face amounts of debt outstanding.

Benchmark/Comparative Index	Description
J.P. Morgan EMBI Global Diversified +	The J.P. Morgan EMBI (Emerging Markets Bond Index) Global Diversified + is an internally maintained composite benchmark computed by GMO, comprised of (i) the J.P. Morgan EMBI through 8/31/1995, (ii) the J.P. Morgan EMBI Plus through 12/31/1999, (iii) the J.P. Morgan EMBI Global through 2/29/20 and (iv) the J.P. Morgan EMBI Global Diversified thereafter.
Markit iBoxx USD Liquid High Yield Index	The Markit iBoxx USD Liquid High Yield Index consists of liquid USD high yield bonds, selected to provide a balanced representation of the broad USD high yield corporate bond universe.
MSCI ACWI	The MSCI ACWI (All Country World Index) (MSCI Standard Index Series, net of withholding tax) is an independently maintained and widely published index comprised of global developed and emerging markets. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
MSCI ACWI +	The MSCI ACWI (All Country World Index) + is an internally maintained composite benchmark computed by GMO, comprised of (i) the GMO Global Equity Index, an internally maintained composite benchmark computed by GMO, comprised of 75% S&P 500 Index and 25% MSCI ACWI ex USA (MSCI Standard Index Series, net of withholding tax) through 5/31/2008 and (ii) the MSCI ACWI (MSCI Standard Index Series, net of withholding tax) thereafter. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. S&P does not guarantee the accuracy, adequacy, completeness or availability of any data or information and is not responsible for any errors or omissions from the use of such data or information. Reproduction of the data or information in any form is prohibited except with the prior written permission of S&P or its third-party licensors.
MSCI ACWI Commodity Producers Index
The MSCI ACWI (All Country World Index) Commodity Producers Index (MSCI Standard Index Series, net of withholding tax) is an independently maintained and widely published index comprised of listed large and mid-capitalization commodity producers within the global developed and emerging markets. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

MSCI ACWI ex USA	The MSCI ACWI (All Country World Index) ex USA (MSCI Standard Index Series, net of withholding tax) is an independently maintained and widely published index comprised of international (excluding U.S. and including emerging) large and mid-capitalization stocks. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
MSCI EAFE Index
The MSCI EAFE (Europe, Australasia, and Far East) Index (MSCI Standard Index Series, net of withholding tax) is an independently maintained and widely published index comprised of international large and mid-capitalization stocks. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

MSCI EAFE Index (after tax)
The MSCI EAFE (Europe, Australasia, and Far East) Index (after tax) is an internally maintained benchmark computed by GMO by adjusting the return of the MSCI EAFE Index (MSCI Standard Index Series, net of withholding tax) by its tax cost. GMO estimates the MSCI EAFE Index’s tax cost by applying the maximum historical individual U.S. federal tax rate to the MSCI EAFE Index’s dividend yield and to its estimated short-term and long-term realized capital gains (losses) (arising from changes in the constituents of the MSCI
EAFE Index). MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

Benchmark/Comparative Index	Description
MSCI Emerging Markets Index	The MSCI Emerging Markets Index (MSCI Standard Index Series, net of withholding tax) is an independently maintained and widely published index comprised of global emerging markets large and mid-capitalization stocks. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
MSCI Emerging Markets ex-China Index	The MSCI Emerging Markets ex-China Index (MSCI Standard Index Series, net of withholding tax) is an independently maintained and widely published index comprised of global emerging markets (excluding China) large and mid-capitalization stocks. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
MSCI World Index
The MSCI World Index (MSCI Standard Index Series, net of withholding tax) is an independently maintained and widely published index comprised of global developed markets. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

Russell 3000 Index	The Russell 3000 Index is a market capitalization weighted equity index maintained by the FTSE Russell that provides exposure to the entire U.S. stock market. The index tracks the performance of the 3,000 largest U.S.-traded stocks which represent about 98% of all U.S incorporated equity securities.
S&P 500 Index	The S&P 500 Index is an independently maintained and widely published index comprised of U.S. large capitalization stocks. S&P does not guarantee the accuracy, adequacy, completeness or availability of any data or information and is not responsible for any errors or omissions from the use of such data or information. Reproduction of the data or information in any form is prohibited except with the prior written permission of S&P or its third-party licensors.
S&P SmallCap 600 Value Index	The S&P SmallCap 600 Value Index is an independently maintained and widely published index comprised of value stocks within the S&P SmallCap 600 index. The S&P SmallCap 600 seeks to measure the small-cap segment of the U.S. equity market. Value stocks are measured using three factors: the ratios of book value, earnings, and sales to price. S&P does not guarantee the accuracy, adequacy, completeness or availability of any data or information and is not responsible for any errors or omissions from the use of such data or information. Reproduction of the data or information in any form is prohibited except with the prior written permission of S&P or its third-party licensors.
S&P Composite 1500 Index
The S&P Composite 1500 Index is an independently maintained and widely published index covering approximately 90% of the market capitalization of U.S. stocks. S&P does not guarantee the accuracy, adequacy, completeness or availability of any data or information and is not responsible for any errors or omissions from the use of such data or information. Reproduction of the data or information in any form is prohibited except with the prior written permission of S&P or its third-party licensors.

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
The financial highlights tables are intended to help you understand each Fund’s financial performance for the past five years (or, if shorter, the period of the Fund’s operations). Some information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with each Fund’s financial statements, is incorporated by reference in the SAI and included in the Trust’s annual reports, which are available upon request. Information is presented for each Fund, and class of Fund shares, that had investment operations during and through the end of the most recent annual fiscal reporting period and is currently being offered through this Prospectus. Emerging Country Debt Shares Fund and Emerging Markets ex-China Fund had not commenced operations prior to February 28, 2021 and, therefore, financial highlights are not available for that Fund.
MULTI-ASSET CLASS FUNDS
BENCHMARK-FREE ALLOCATION FUND
	Class III Shares					Class IV Shares
	Year Ended February 28/29,					Year Ended February 28/29,
	2021	2020	2019	2018	2017	2021	2020	2019	2018	2017
Net asset value, beginning of period	$25.53	$26.36	$27.76	$25.78	$23.46	$25.53	$26.35	$27.75	$25.78	$23.46
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.40	0.83	0.82	0.52	0.37	0.43	0.83	0.88	0.58	0.40
Net realized and unrealized gain (loss)	0.98	(0.75)	(1.30)	2.12	2.35	0.96	(0.73)	(1.35)	2.06	2.33
Total from investment operations	1.38	0.08	(0.48)	2.64	2.72	1.39	0.10	(0.47)	2.64	2.73
Less distributions to shareholders:
From net investment income	(0.78)	(0.90)	(0.90)	(0.66)	(0.40)	(0.80)	(0.91)	(0.91)	(0.67)	(0.41)
From net realized gains	(0.16)	(0.01)	(0.02)	—	—	(0.16)	(0.01)	(0.02)	—	—
Total distributions	(0.94)	(0.91)	(0.92)	(0.66)	(0.40)	(0.96)	(0.92)	(0.93)	(0.67)	(0.41)
Net asset value, end of period	$25.97	$25.53	$26.36	$27.76	$25.78	$25.96	$25.53	$26.35	$27.75	$25.78
Total Return(b)	5.60%	0.11%	(1.55)%	10.28%	11.66%	5.61%	0.21%	(1.50)%	10.30%	11.71%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,227,712	$3,785,568	$4,642,211	$5,162,084	$5,248,863	$1,965,528	$2,085,324	$2,737,619	$2,756,005	$2,663,418
Net operating expenses to average daily net assets(c)	0.70%	0.66%	0.65%	0.65%	0.65%	0.66%	0.61%	0.60%	0.60%	0.60%
Net investment income (loss) to average daily net assets(a)	1.59%	3.12%	3.07%	1.93%	1.46%	1.73%	3.12%	3.29%	2.13%	1.61%
Portfolio turnover rate	20%	10%	18%	9%	7%	20%	10%	18%	9%	7%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(e)	0.11%	0.15%	0.15%	0.16%	0.15%	0.10%	0.15%	0.15%	0.16%	0.15%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$—	$—	$0.00(e)	$0.01	$0.02	$—	$—	$0.00(e)	$0.01	$0.02

(a)
Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.

(b)
The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)
Net expenses exclude expenses incurred indirectly through investment in the underlying funds.

(d)
Class MF net expenses include a supplemental support fee reduction.

(e)
Ratios include indirect fees waived or borne by GMO.

(f)
Rounds to less than $0.01.

†
Calculated using average shares outstanding throughout the period.

BENCHMARK-FREE ALLOCATION FUND (CONT’D)
	Class MF Shares					Class R6 Shares	Class I Shares
	Year Ended February 28/29,					Period from May 1, 2020 (commencement of operations) through February 28, 2021	Year Ended February 28, 2021	Period from August 8, 2019 (commencement of operations) through February 29, 2020
	2021	2020	2019	2018	2017
Net asset value, beginning of period	$25.55	$26.38	$27.77	$25.80	$23.47	$23.95	$25.52	$26.24
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.38	0.83	0.77	0.56	0.35	0.24	0.33	1.10
Net realized and unrealized gain (loss)	1.01	(0.74)	(1.23)	2.08	2.39	2.72	1.02	(0.93)
Total from investment operations	1.39	0.09	(0.46)	2.64	2.74	2.96	1.35	0.17
Less distributions to shareholders:
From net investment income	(0.79)	(0.91)	(0.91)	(0.67)	(0.41)	(0.80)	(0.76)	(0.89)
From net realized gains	(0.16)	(0.01)	(0.02)	—	—	(0.16)	(0.16)	—
Total distributions	(0.95)	(0.92)	(0.93)	(0.67)	(0.41)	(0.96)	(0.92)	(0.89)
Net asset value, end of period	$25.99	$25.55	$26.38	$27.77	$25.80	$25.95	$25.95	$25.52
Total Return(b)	5.64%	0.16%	(1.47)%	10.29%	11.76%	12.55%**	5.47%	0.48%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,716,252	$2,827,442	$3,926,518	$5,622,091	$5,858,177	$310,687	$324,819	$98,453
Net operating expenses to average daily net assets(c)	0.65%	0.61%	0.60%	0.60%	0.60%(d)	0.74%*	0.81%	0.74%*
Net investment income (loss) to average daily net assets(a)	1.54%	3.12%	2.88%	2.06%	1.38%	1.16%*	1.30%	7.22%*
Portfolio turnover rate	20%	10%	18%	9%	7%	20%**	20%	10%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(d)	0.11%	0.15%	0.15%	0.16%	0.16%	0.08%*	0.10%	0.15%*
Purchase premiums and redemption fees consisted of the following per share amounts:†	$—	$—	$0.00(e)	$0.01	$0.02

(a)
Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.

(b)
The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)
Net expenses exclude expenses incurred indirectly through investment in the underlying funds.

(d)
Ratio includes indirect fees waived or borne by GMO.

(e)
Rounds to less than $0.01.

†
Calculated using average shares outstanding throughout the period.

*
Annualized.

**
Not annualized.

GLOBAL ASSET ALLOCATION FUND
	Class III Shares					Class R6 Shares		Class I Shares
	Year Ended February 28/29,					Year Ended February 28, 2021	Period from September 30, 2019 (commencement of operations) through February 29, 2020	Period from January 6, 2021 (commencement of operations) through February 28, 2021
	2021	2020	2019	2018	2017(a)
Net asset value, beginning of period	$31.50	$31.47	$33.31	$30.48	$27.60	$31.50	$32.56	$34.71
Income (loss) from investment operations:
Net investment income (loss)(b)†	0.88	1.08	1.02	0.73	0.61	0.93	0.86	(0.01)
Net realized and unrealized gain (loss)	3.91	0.29	(1.74)	2.93	3.00	3.87	(0.71)	0.22
Total from investment operations	4.79	1.37	(0.72)	3.66	3.61	4.80	0.15
Less distributions to shareholders:
From net investment income	(1.37)	(1.34)	(1.12)	(0.83)	(0.73)	(1.37)	(1.21)	—
From net realized gains	—	—	—	—	—	—	—	—
Total distributions	(1.37)	(1.34)	(1.12)	(0.83)	(0.73)	(1.37)	(1.21)	—
Net asset value, end of period	$34.92	$31.50	$31.47	$33.31	$30.48	$34.93	$31.50	$34.92
Total Return(c)	15.39%	4.12%	(1.96)%	12.04%	13.21%	15.42%	0.22%**	0.61%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$692,580	$1,539,522	$1,909,728	$2,475,605	$2,423,945	$183,052	$17,888	$20,497
Net operating expenses to average daily net assets(d)	0.00%(e)	0.00%(e)	0.00%(e)	0.00%(e)	0.00%(e)	0.01%	0.00%(e)	0.11%
Net investment income (loss) to average daily net assets(b)	2.78%	3.32%	3.17%	2.24%	2.06%	2.78%	6.23%*	(0.10)%*
Portfolio turnover rate	30%(f)	27%(f)	21%(f)	20%(f)	19%(f)	30%(f)	27%(f)**	30%(f)**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.01%	0.01%	0.01%	0.01%	0.01%	0.02%	0.01%*	0.02%*
Purchase premiums and redemption fees consisted of the following per share amounts:†	$—	$—	$0.00(g)	$0.01	$0.02	$—	$—	$—

(a)
Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.

(b)
Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.

(c)
The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)
Net expenses exclude expenses incurred indirectly through investment in the underlying funds.

(e)
Rounds to less than 0.01%.

(f)
The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 28, 2021, February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 41%, 28%, 24%, 22% and 18%, respectively, of the average value of its portfolio.

(g)
Rounds to less than $0.01.

†
Calculated using average shares outstanding throughout the period.

*
Annualized.

**
Not annualized.

EQUITY FUNDS
GLOBAL EQUITY ALLOCATION FUND
	Class III Shares					Class R6 Shares	Class I Shares
	Year Ended February 28/29,					Period from July 15, 2020 (commencement of operations) through February 28, 2021	Period from August, 17 2020 (commencement of operations) through February 28, 2021 (Unaudited)
	2021	2020	2019	2018	2017(a)
Net asset value, beginning of period	$24.37	$24.63	$26.86	$22.84	$19.71	$25.19	$26.14
Income (loss) from investment operations:
Net investment income (loss)(b)†	0.88	0.83	0.65	0.68	0.57	0.81	0.90
Net realized and unrealized gain (loss)	5.75	(0.16)	(2.18)	4.11	3.67	4.96	3.91
Total from investment operations	6.63	0.67	(1.53)	4.79	4.24	5.77	4.81
Less distributions to shareholders:
From net investment income	(1.09)	(0.93)	(0.70)	(0.77)	(0.70)	(1.05)	(1.04)
From net realized gains	—	—	—	—	(0.41)	—	—
Total distributions	(1.09)	(0.93)	(0.70)	(0.77)	(1.11)	(1.05)	(1.04)
Net asset value, end of period	$29.91	$24.37	$24.63	$26.86	$22.84	$29.91	$29.91
Total Return(c)	27.51%	2.36%	(5.43)%	21.06%	21.93%	23.14%**	18.64%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,638,868	$1,456,064	$1,637,744	$2,328,921	$2,206,818	$6,781	$2,233
Net expenses to average daily net assets(d)	0.00%(e)	0.00%(e)	0.00%(e)	0.00%(e)	0.00%(e)	0.00%(e)*	0.10%*
Net investment income (loss) to average daily net assets(b)	3.44%	3.26%	2.56%	2.67%	2.63%	4.70%*	5.95%*
Portfolio turnover rate	20%	20%	11%	14%	27%	20%**	20%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%*	0.01%*
Purchase premiums and redemption fees consisted of the following per share amounts:†	$—	$—	$0.00(f)	$0.01	$0.02(a)	$—	$—

(a)
Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.

(b)
Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.

(c)
The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)
Net expenses exclude expenses incurred indirectly through investment in the underlying funds.

(e)
Rounds to less than 0.01%.

(f)
Rounds to less than $0.01.

†
Calculated using average shares outstanding throughout the period.

*
Annualized.

**
Not annualized.

GLOBAL DEVELOPED EQUITY ALLOCATION FUND
	Class III Shares
	Year Ended February 28/29,
	2021	2020	2019	2018	2017
Net asset value, beginning of period	$20.87	$21.20	$22.88	$19.60	$17.40
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.75	0.25	0.57	0.42	0.52
Net realized and unrealized gain (loss)	5.12	0.42	(1.67)	3.55	2.87
Total from investment operations	5.87	0.67	(1.10)	3.97	3.39
Less distributions to shareholders:
From net investment income	(0.95)	(0.74)	(0.58)	(0.69)	(0.55)
From net realized gains	—	(0.26)	—	—	(0.64)
Total distributions	(0.95)	(1.00)	(0.58)	(0.69)	(1.19)
Net asset value, end of period	$25.79	$20.87	$21.20	$22.88	$19.60
Total Return(b)	28.41%	2.87%	(4.58)%	20.39%	20.03%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$88,154	$73,383	$447,874	$469,283	$992,260
Net expenses to average daily net assets(c)(d)	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss) to average daily net assets(a)	3.39%	1.16%	2.62%	1.99%	2.78%
Portfolio turnover rate	25%	21%	6%	5%	29%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.06%	0.03%	0.02%	0.01%	0.01%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$—	$—	$0.00(e)	$0.02	$0.01

(a)
Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.

(b)
The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)
Net expenses exclude expenses incurred indirectly through investment in the underlying funds.

(d)
Rounds to less than 0.01%.

(e)
Rounds to less than $0.01.

†
Calculated using average shares outstanding throughout the period.

QUALITY FUND
	Class III Shares					Class IV Shares
	Year Ended February 28/29,					Year Ended February 28/29,
	2021	2020	2019	2018	2017	2021	2020	2019	2018	2017
Net asset value, beginning of period	$22.77	$22.28	$25.13	$22.05	$18.99	$22.82	$22.32	$25.17	$22.08	$19.01
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.32	0.35	0.35	0.36	0.35	0.34	0.37	0.36	0.37	0.36
Net realized and unrealized gain (loss)	6.37	2.15	1.21	4.70	3.44	6.37	2.14	1.22	4.70	3.45
Total from investment operations	6.69	2.50	1.56	5.06	3.79	6.71	2.51	1.58	5.07	3.81
Less distributions to shareholders:
From net investment income	(0.35)	(0.36)	(0.39)	(0.41)	(0.35)	(0.36)	(0.36)	(0.41)	(0.41)	(0.36)
From net realized gains	(3.13)	(1.65)	(4.02)	(1.57)	(0.38)	(3.13)	(1.65)	(4.02)	(1.57)	(0.38)
Total distributions	(3.48)	(2.01)	(4.41)	(1.98)	(0.73)	(3.49)	(2.01)	(4.43)	(1.98)	(0.74)
Net asset value, end of period	$25.98	$22.77	$22.28	$25.13	$22.05	$26.04	$22.82	$22.32	$25.17	$22.08
Total Return(b)	30.83%	10.64%	6.86%	23.32%	20.25%	30.86%	10.70%	6.91%	23.37%	20.33%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,519,473	$3,195,240	$3,065,461	$3,524,103	$3,587,627	$750,632	$852,866	$1,139,024	$957,900	$1,222,874
Net expenses to average daily net assets(c)	0.48%	0.48%	0.48%	0.48%	0.48%	0.44%	0.44%	0.44%	0.44%	0.44%
Net investment income (loss) to average daily net assets(a)	1.33%	1.44%	1.42%	1.48%	1.72%	1.37%	1.52%	1.46%	1.53%	1.76%
Portfolio turnover rate(d)	28%	17%	18%	10%	29%	28%	17%	18%	10%	29%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02%(e)	0.02%(e)	0.02%	0.02%	0.02%	0.02%(e)	0.02%(e)	0.02%	0.02%	0.02%

(a)
Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.

(b)
The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)
Net expenses exclude expenses incurred indirectly through investment in the underlying funds.

(d)
The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 28, 2021, February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 28%, 17%, 20%, 23% and 48%, respectively, of the average value of its portfolio.

(e)
Ratio includes indirect fees waived or borne by GMO.

†
Calculated using average shares outstanding throughout the period.

*
Annualized.

**
Not annualized.

	QUALITY FUND (CONT’D)
	Class VI Shares					Class R6 Shares		Class I Shares
	Year Ended February 28/29,					Year Ended February 28, 2021	Period from November 12, 2019 (commencement of operations) through February 29, 2020	Year Ended February 28, 2021	Period from September 26, 2019 (commencement of operations) through February 29, 2020
	2021	2020	2019	2018	2017
Net asset value, beginning of period	$22.77	$22.28	$25.13	$22.05	$18.99	$22.76	$25.21	$22.75	$23.95
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.35	0.37	0.38	0.38	0.36	0.30	0.10	0.28	0.12
Net realized and unrealized gain (loss)	6.37	2.15	1.21	4.70	3.46	6.39	(0.83)	6.37	0.39
Total from investment operations	6.72	2.52	1.59	5.08	3.82	6.69	(0.73)	6.65	0.51
Less distributions to shareholders:
From net investment income	(0.38)	(0.38)	(0.42)	(0.43)	(0.38)	(0.36)	(0.32)	(0.34)	(0.31)
From net realized gains	(3.13)	(1.65)	(4.02)	(1.57)	(0.38)	(3.13)	(1.40)	(3.13)	(1.40)
Total distributions	(3.51)	(2.03)	(4.44)	(2.00)	(0.76)	(3.49)	(1.72)	(3.47)	(1.71)
Net asset value, end of period	$25.98	$22.77	$22.28	$25.13	$22.05	$25.96	$22.76	$25.93	$22.75
Total Return(b)	30.95%	10.73%	6.96%	23.43%	20.39%	30.81%	(3.39)%**	30.66%	1.62%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,465,066	$2,077,277	$2,227,287	$3,561,976	$3,359,025	$330,287	$77,375	$303,447	$80,110
Net expenses to average daily net assets(c)	0.39%	0.39%	0.39%	0.39%	0.39%	0.48%	0.49%*	0.58%	0.57%*
Net investment income (loss) to average daily net assets(a)	1.41%	1.55%	1.54%	1.57%	1.73%	1.22%	1.31%*	1.12%	1.13%*
Portfolio turnover rate(d)	28%	17%	18%	10%	29%	28%	17%**	28%	17%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02%(e)	0.02%(e)	0.02%	0.02%	0.02%	0.02%(e)	0.02%(e)*	0.02%(e)	0.02%(e)*

CLIMATE CHANGE FUND
	Class III Shares				Class R6 Shares		Class I Shares
	Year Ended February 28/29,			Period from April 5, 2017 (commencement of operations) through February 28, 2018	Year Ended February 28, 2021	Period from January 16, 2020 (commencement of operations) through February 29, 2020	Year Ended February 28, 2021	Period from February 25, 2020 (commencement of operations) through February 29, 2020
	2021	2020	2019
Net asset value, beginning of period	$22.36	$22.04	$23.81	$20.00	$22.36	$24.55	$22.36	$23.37
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.35	0.41	0.36	0.23	0.31	0.01	0.21	0.01
Net realized and unrealized gain (loss)	13.43	0.87	(1.61)	4.41	13.43	(2.20)	13.53	(1.02)
Total from investment operations	13.78	1.28	(1.25)	4.64	13.74	(2.19)	13.74	(1.01)
Less distributions to shareholders:
From net investment income	(0.30)	(0.45)	(0.26)	(0.22)	(0.32)	—	(0.32)	—
From net realized gains	(1.45)	(0.51)	(0.26)	(0.61)	(1.45)	—	(1.45)	—
Total distributions	(1.75)	(0.96)	(0.52)	(0.83)	(1.77)	—	(1.77)	—
Net asset value, end of period	$34.39	$22.36	$22.04	$23.81	$34.33	$22.36	$34.33	$22.36
Total Return(b)	63.84%	5.66%	(5.22)%	23.28%**	63.71%	(8.92)%**	63.67%	(4.32)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$178,223	$121,062	$113,000	$26,694	$74,961	$1,129	$98,697	$962
Net expenses to average daily net assets(c)	0.77%	0.77%	0.75%	0.78%*	0.77%	0.77%*	0.87%	0.87%*
Net investment income (loss) to average daily net assets(a)	1.39%	1.84%	1.61%	1.09%*	1.04%	0.40%*	0.66%	1.93%*
Portfolio turnover rate(d)	84%	62%	29%	44%**	84%	62%**	84%	62%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.13%(e)	0.16%(e)	0.26%	0.73%*	0.11%(e)	0.23%(e)*	0.11%(e)	0.43%(e)*

(a)
Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.

(b)
The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)
Net expenses exclude expenses incurred indirectly through investment in the underlying funds.

(d)
The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 28, 2021, February 29, 2020, February 28, 2019 and February 28, 2018, including transactions in USTF, was 145%, 173%, 121% and 174%, respectively, of the average value of its portfolio.

(e)
Ratio includes indirect fees waived or borne by GMO.

†
Calculated using average shares outstanding throughout the period.

*
Annualized.

**
Not annualized.

RESOURCES FUND
	Class III Shares					Class IV Shares					Class R6 Shares	Class I Shares
	Year Ended February 28/29,					Year Ended February 28/29,					Period from January 22, 2021 (commencement of operations) through February 28, 2021	Period from January 22, 2021 (commencement of operations) through February 28, 2021
	2021	2020	2019	2018	2017	2021	2020	2019	2018	2017
Net asset value, beginning of period	$18.11	$20.31	$20.88	$17.31	$11.74	$18.06	$20.24	$20.81	$17.25	$11.71	$27.44	$27.44
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.48	0.65	0.54	0.33	0.30	0.47	0.68	0.62	0.38	0.34	0.03	0.02
Net realized and unrealized gain (loss)	10.13	(2.22)	(0.37)	4.02	5.75	10.12	(2.22)	(0.46)	3.97	5.68	0.35	0.35
Total from investment operations	10.61	(1.57)	0.17	4.35	6.05	10.59	(1.54)	0.16	4.35	6.02	0.38	0.37
Less distributions to shareholders:
From net investment income	(0.47)	(0.63)	(0.74)	(0.78)	(0.48)	(0.48)	(0.64)	(0.73)	(0.79)	(0.48)	—	—
From net realized gains	(0.44)	—	—	—	—	(0.44)	—	—	—	—	—	—
Total distributions	(0.91)	(0.63)	(0.74)	(0.78)	(0.48)	(0.92)	(0.64)	(0.73)	(0.79)	(0.48)	—	—
Net asset value, end of period	$27.81	$18.11	$20.31	$20.88	$17.31	$27.73	$18.06	$20.24	$20.81	$17.25	$27.82	$27.81
Total Return(b)	59.36%	(8.14)%	0.99%	26.00%	51.75%	59.42%	(8.03)%	0.98%	26.12%	51.72%	1.38%**	1.35%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$96,091	$201,320	$169,523	$54,037	$22,562	$531,006	$311,515	$336,954	$296,196	$190,260	$2,617	$369,102
Net expenses to average daily net assets(c)	0.72%	0.73%	0.74%(d)	0.76%(d)	0.77%	0.67%	0.68%	0.70%(d)	0.71%(d)	0.72%	0.71%*	0.81%*
Net investment income (loss) to average daily net assets(a)	2.44%	3.24%	2.68%	1.77%	1.99%	2.33%	3.40%	3.06%	2.04%	2.26%	0.98%*	0.74%*
Portfolio turnover rate(e)	86%	37%	35%	48%	29%	86%	37%	35%	48%	29%	86%**	86%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.00%(f)(g)	0.00%(f)(g)	—	0.06%	0.10%	0.00%(f)(g)	0.00%(f)(g)	—	0.06%	0.10%	—	—
Purchase premiums and redemption fees consisted of the following per share amounts:†	$—	$0.01	$0.02	$0.05	$0.02	$—	$0.01	$0.02	$0.04	$0.02

(a)
Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.

(b)
The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)
Net expenses exclude expenses incurred indirectly through investment in the Institutional Fund underlying funds, if any.

(d)
Includes recoupment of past reimbursed and/or waived fees.

(e)
The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 28, 2021, February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 89%, 101%, 69%, 85% and 40%, respectively, of the average value of its portfolio.

(f)
Ratio includes indirect fees waived or borne by GMO.

(g)
Rounds to less than 0.01%.

†
Calculated using average shares outstanding throughout the period.

*
Annualized.

**
Not annualized.

QUALITY CYCLICALS FUND (formerly known as Cyclical Focus Fund)
Class VI Shares
Period from May 12, 2020 (commencement of operations) through February 28, 2021
Net asset value, beginning of period	$20.00
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.38
Net realized and unrealized gain (loss)	10.23
Total from investment operations	10.61
Less distributions to shareholders:
From net investment income	(0.60)
From net realized gains	(0.95)
Total distributions	(1.55)
Net asset value, end of period	$29.06
Total Return(b)	53.56%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$141,989
Net expenses to average daily net assets(c)	0.40%*
Net investment income (loss) to average daily net assets(a)	1.92%*
Portfolio turnover rate(d)	65%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.20%(e)*

(a)
Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.

(b)
The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)
Net expenses exclude expenses incurred indirectly through investment in the underlying funds.

(d)
The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the year ended February 28, 2021, including transactions in USTF was 70% of the average value of its portfolio.

(e)
Ratio includes indirect fees waived or borne by GMO.

†
Calculated using average shares outstanding throughout the period.

*
Annualized.

**
Not annualized.

INTERNATIONAL EQUITY ALLOCATION FUND
	Class III Shares					Class R6 Shares
	Year Ended February 28/29,					Year Ended February 28, 2021	Period from August 30, 2019 (commencement of operations) through February 29, 2020
	2021	2020	2019	2018	2017(a)
Net asset value, beginning of period	$27.45	$28.09	$32.62	$27.49	$23.40	$27.44	$27.07
Income (loss) from investment operations:
Net investment income (loss)(b)†	1.24	1.02	0.91	0.93	0.84	1.29	1.14
Net realized and unrealized gain (loss)	4.91	(0.46)	(4.47)	5.19	4.15	4.86	0.33
Total from investment operations	6.15	0.56	(3.56)	6.12	4.99	6.15	1.47
Less distributions to shareholders:
From net investment income	(1.29)	(1.20)	(0.97)	(0.99)	(0.90)	(1.29)	(1.10)
From net realized gains	—	—	—	—	—	—	—
Total distributions	(1.29)	(1.20)	(0.97)	(0.99)	(0.90)	(1.29)	(1.10)
Net asset value, end of period	$32.31	$27.45	$28.09	$32.62	$27.49	$32.30	$27.44
Total Return(c)	22.67%	1.62%	(10.69)%	22.38%	21.57%	22.68%	5.04%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$598,701	$646,622	$929,967	$1,151,327	$1,085,803	$262,853	$210,223
Net expenses to average daily net assets(d)(e)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%*
Net investment income (loss) to average daily net assets(b)	4.40%	3.55%	3.09%	3.00%	3.20%	4.56%	7.83%*
Portfolio turnover rate	16%	7%	8%	12%	7%	16%	7%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02%	0.01%	0.01%	0.01%	0.01%	0.02%	0.02%*
Purchase premiums and redemption fees consisted of the following per share amounts:†	$—	$—	$0.00(f)	$0.02	$0.02	$—	$—

(a)
Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.

(b)
Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.

(c)
The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)
Net expenses exclude expenses incurred indirectly through investment in the underlying funds.

(e)
Rounds to less than 0.01%.

(f)
Rounds to less than $0.01.

†
Calculated using average shares outstanding throughout the period.

INTERNATIONAL DEVELOPED EQUITY ALLOCATION FUND
	Class III Shares					Class R6 Shares
	Year Ended February 28/29,					Period from January 22, 2021 (commencement of operations) through February 28, 2021
	2021	2020	2019	2018	2017
Net asset value, beginning of period	$14.52	$14.75	$17.32	$14.72	$13.05	$17.08
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.61	0.49	0.51	0.53	0.45	(0.00)(e)
Net realized and unrealized gain (loss)	2.56	(0.12)	(2.56)	2.61	1.79	(0.13)
Total from investment operations	3.17	0.37	(2.05)	3.14	2.24	(0.13)
Less distributions to shareholders:
From net investment income	(0.74)	(0.60)	(0.52)	(0.54)	(0.57)	—
From net realized gains	—	—	—	—	—	—
Total distributions	(0.74)	(0.60)	(0.52)	(0.54)	(0.57)	—
Net asset value, end of period	$16.95	$14.52	$14.75	$17.32	$14.72	$16.95
Total Return(b)	22.02%	2.14%	(11.57)%	21.41%	17.37%	(0.76)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$217,129	$297,463	$572,830	$664,867	$601,792	$8,254
Net expenses to average daily net assets(c)(d)	0.00%	0.00%	0.00%	0.00%	0.00%	0.01%*
Net investment income (loss) to average daily net assets(a)	4.20%	3.25%	3.25%	3.20%	3.14%	(0.01)%*
Portfolio turnover rate	17%	11%	8%	5%	10%	17%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03%	0.02%	0.02%	0.01%	0.01%	0.05%*
Purchase premiums and redemption fees consisted of the following per share amounts:†	$—	$—	$0.00(e)	$0.00(e)	$0.01	$—

(a)
Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.

(b)
The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)
Net expenses exclude expenses incurred indirectly through investment in the underlying funds.

(d)
Rounds to less than 0.01%.

(e)
Rounds to less than $0.01.

†
Calculated using average shares outstanding throughout the period.

*
Annualized.

**
Not annualized.

[This page intentionally left blank.]

INTERNATIONAL EQUITY FUND
	Class II Shares					Class III Shares
	Year Ended February 28/29,					Year Ended February 28/29,
	2021	2020	2019	2018	2017	2021	2020	2019	2018	2017
Net asset value, beginning of period	$19.83	$20.08	$23.63	$20.18	$18.17	$20.09	$20.33	$23.92	$20.41	$18.38
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.75(b)	0.72	0.57	0.41	0.70	0.75(b)	0.70	0.57	0.61	0.63
Net realized and unrealized gain (loss)	3.46	(0.22)	(3.45)	3.78	2.07	3.51	(0.17)	(3.47)	3.64	2.19
Total from investment operations	4.21	0.50	(2.88)	4.19	2.77	4.26	0.53	(2.90)	4.25	2.82
Less distributions to shareholders:
From net investment income	(1.00)	(0.75)	(0.67)	(0.74)	(0.76)	(1.03)	(0.77)	(0.69)	(0.74)	(0.79)
Total distributions	(1.00)	(0.75)	(0.67)	(0.74)	(0.76)	(1.03)	(0.77)	(0.69)	(0.74)	(0.79)
Net asset value, end of period	$23.04	$19.83	$20.08	$23.63	$20.18	$23.32	$20.09	$20.33	$23.92	$20.41
Total Return(c)	21.58%(d)	2.19%	(12.07)%	20.85%	15.45%	21.60%(d)	2.29%	(12.02)%	20.96%	15.53%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,546	$10,802	$18,202	$23,736	$10,302	$423,332	$452,165	$507,195	$485,782	$731,060
Net expenses to average daily net assets(e)	0.73%	0.73%	0.73%	0.72%	0.72%	0.66%	0.66%	0.66%	0.65%	0.65%
Net investment income (loss) to average daily net assets(a)	3.82%(b)	3.52%	2.64%	1.77%	3.62%	3.70%(b)	3.36%	2.64%	2.68%	3.16%
Portfolio turnover rate	48%	46%(f)	41%(f)	45%(f)	27%(f)	48%	46%(f)	41%(f)	45%(f)	27%(f)
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03%	0.03%(g)	0.02%	0.04%	0.04%	0.03%	0.03%(g)	0.02%	0.04%	0.04%

(a)
Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.

(b)
Net investment income per share includes approximately $69,807, $6,194,610 and $27,980,578 in Class II, III and IV, respectively, related to income received for EU reclaims, net of IRS closing agreement fees, in connection with certain Fund holdings. Excluding this amount, the net investment income to average daily net assets ratio would have been 2.62%, 2.30%, and 2.49% in Class II, III and IV, respectively.

(c)
The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)
EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees, had a positive impact to total return, adding 1.58% to each class’s total return.

(e)
Net expenses exclude expenses incurred indirectly through investment in the underlying funds.

(f)
The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 65%, 54%, 61% and 50%, respectively, of the average value of its portfolio.

(g)
Ratio includes indirect fees waived or borne by GMO.

†
Calculated using average shares outstanding throughout the period.

	INTERNATIONAL EQUITY FUND (CONT’D)
	Class IV Shares
	Year Ended February 28/29,
	2021	2020	2019	2018	2017
Net asset value, beginning of period	$20.05	$20.29	$23.87	$20.38	$18.36
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.77(b)	0.74	0.63	0.56	0.63
Net realized and unrealized gain (loss)	3.50	(0.20)	(3.51)	3.69	2.19
Total from investment operations	4.27	0.54	(2.88)	4.25	2.82
Less distributions to shareholders:
From net investment income	(1.04)	(0.78)	(0.70)	(0.76)	(0.80)
Total distributions	(1.04)	(0.78)	(0.70)	(0.76)	(0.80)
Net asset value, end of period	$23.28	$20.05	$20.29	$23.87	$20.38
Total Return(c)	21.71%(d)	2.34%	(11.95)%	20.98%	15.57%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,765,686	$2,584,648	$3,156,760	$4,558,167	$5,072,024
Net expenses to average daily net assets(e)	0.60%	0.60%	0.60%	0.59%	0.59%
Net investment income (loss) to average daily net assets(a)	3.81%(b)	3.53%	2.89%	2.45%	3.19%
Portfolio turnover rate	48%	46%(f)	41%(f)	45%(f)	27%(f)
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03%	0.03%(g)	0.02%	0.04%	0.04%

TAX-MANAGED INTERNATIONAL EQUITIES FUND
	Class III Shares
	Year Ended February 28/29,
	2021	2020	2019	2018	2017
Net asset value, beginning of period	$13.57	$13.82	$17.00	$14.28	$12.92
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.34	0.46	0.37	0.38	0.41
Net realized and unrealized gain (loss)	2.42	(0.10)	(2.63)	2.84	1.50
Total from investment operations	2.76	0.36	(2.26)	3.22	1.91
Less distributions to shareholders:
From net investment income	(0.35)	(0.61)	(0.39)	(0.50)	(0.55)
From net realized gains	—	—	(0.53)	—	—
Total distributions	(0.35)	(0.61)	(0.92)	(0.50)	(0.55)
Net asset value, end of period	$15.98	$13.57	$13.82	$17.00	$14.28
Total Return(b)	20.53%	2.31%	(13.50)%	22.70%	15.05%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$38,960	$36,228	$48,739	$68,782	$115,733
Net expenses to average daily net assets(c)	0.73%	0.80%	0.79%	0.70%	0.68%
Net investment income (loss) to average daily net assets(a)	2.47%	3.28%	2.47%	2.35%	2.95%
Portfolio turnover rate	75%(d)	52%(d)	63%(d)	43%(d)	47%(d)
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.54%(e)	0.54%(e)	0.54%	0.34%	0.23%

(a)
Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.

(b)
The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)
Net expenses exclude expenses incurred indirectly through investment in the underlying funds.

(d)
The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 28, 2021, February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 77%, 65%, 117%, 80% and 54%, respectively, of the average value of its portfolio.

(e)
Ratio includes indirect fees waived or borne by GMO.

†
Calculated using average shares outstanding throughout the period.

JAPAN VALUE CREATION FUND
Class VI Shares
Period from September 14, 2020 (commencement of operations) through February 28, 2021
Net asset value, beginning of period	$20.00
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.17
Net realized and unrealized gain (loss)	3.59
Total from investment operations	3.76
Less distributions to shareholders:
From net investment income	(0.28)
From net realized gains	(0.01)
Total distributions	(0.29)
Net asset value, end of period	$23.47
Total Return(b)	18.82%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$163,872
Net expenses to average daily net assets	0.56%*
Net investment income (loss) to average daily net assets(a)	1.68%*
Portfolio turnover rate	28%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.23%*

(a)
Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.

(b)
The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

†
Calculated using average shares outstanding throughout the period.

*
Annualized.

**
Not annualized.

U.S. EQUITY FUND
	Class III Shares					Class VI Shares
	Year Ended February 28/29,					Year Ended February 28/29,
	2021	2020	2019	2018	2017	2021	2020	2019	2018	2017
Net asset value, beginning of period	$11.89	$13.07	$15.41	$15.14	$13.79	$11.78	$12.97	$15.31	$15.06	$13.73
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.18	0.22	0.23	0.27	0.27	0.19	0.23	0.24	0.29	0.27
Net realized and unrealized gain (loss)	3.56	0.21	(0.04)(b)	1.73	2.89	3.53	0.20	(0.04)(b)	1.71	2.89
Total from investment operations	3.74	0.43	0.19	2.00	3.16	3.72	0.43	0.20	2.00	3.16
Less distributions to shareholders:
From net investment income	(0.21)	(0.32)	(0.26)	(0.28)	(0.34)	(0.22)	(0.33)	(0.27)	(0.30)	(0.36)
From net realized gains	(1.03)	(1.29)	(2.27)	(1.45)	(1.47)	(1.03)	(1.29)	(2.27)	(1.45)	(1.47)
Total distributions	(1.24)	(1.61)	(2.53)	(1.73)	(1.81)	(1.25)	(1.62)	(2.54)	(1.75)	(1.83)
Net asset value, end of period	$14.39	$11.89	$13.07	$15.41	$15.14	$14.25	$11.78	$12.97	$15.31	$15.06
Total Return(c)	33.74%	2.51%	1.94%	13.76%	23.59%	33.92%	2.53%	2.05%	13.84%	23.68%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$105,656	$83,738	$131,198	$77,297	$109,726	$245,547	$365,693	$758,714	$1,200,008	$1,469,935
Net expenses to average daily net assets(d)	0.47%	0.46%	0.46%	0.46%	0.46%	0.37%	0.37%	0.37%	0.37%	0.37%
Net investment income (loss) to average daily net assets(a)	1.47%	1.64%	1.62%	1.78%	1.80%	1.56%	1.75%	1.68%	1.88%	1.87%
Portfolio turnover rate	66%(e)	72%(e)	89%(e)	79%(e)	66%(e)	66%(e)	72%(e)	89%(e)	79%(e)	66%(e)
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04%(f)	0.03%(f)	0.03%	0.02%	0.02%	0.04%(f)	0.03%(f)	0.03%	0.02%	0.02%

(a)
Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.

(b)
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)
The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)
Net expenses exclude expenses incurred indirectly through investment in the underlying funds.

(e)
The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 28, 2021, February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 81%, 88%, 105%, 100% and 91%, respectively, of the average value of its portfolio.

(f)
Ratio includes indirect fees waived or borne by GMO.

†
Calculated using average shares outstanding throughout the period.

U.S. SMALL CAP VALUE FUND
	Class VI Shares
	Year Ended February 28, 2021	Period from July 2, 2019 (commencement of operations) through February 29, 2020
Net asset value, beginning of period	$18.06	$20.00
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.30	0.23
Net realized and unrealized gain (loss)	6.96	(1.99)
Total from investment operations	7.26	(1.76)
Less distributions to shareholders:
From net investment income	(0.33)	(0.18)
Total distributions	(0.33)	(0.18)
Net asset value, end of period	$24.99	$18.06
Total Return(b)	40.64%	(8.95)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$372,498	$415,508
Net expenses to average daily net assets(c)	0.41%	0.44%*
Net investment income (loss) to average daily net assets(a)	1.67%	1.69%*
Portfolio turnover rate(d)	86%	56%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.00%(e)(f)	0.00%(e)(f)*

(a)
Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.

(b)
The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)
Net expenses exclude expenses incurred indirectly through investment in the underlying funds.

(d)
The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 28, 2021 and February 29, 2020, including transactions in USTF, was 98% and 69%, respectively, of the average value of its portfolio.

(e)
Ratio includes indirect fees waived or borne by GMO.

(f)
Rounds to less than 0.01%.

†
Calculated using average shares outstanding throughout the period.

*
Annualized.

**
Not annualized.

EMERGING MARKETS FUND
	Class II Shares					Class III Shares
	Year Ended February 28/29,					Year Ended February 28/29,
	2021	2020	2019	2018	2017(a)	2021	2020	2019	2018	2017(a)
Net asset value, beginning of period	$30.75	$32.23	$36.42	$29.98	$22.80	$30.84	$32.32	$36.51	$30.05	$22.83
Income (loss) from investment operations:
Net investment income (loss)(b)†	0.86	1.13	1.01	0.75	0.57	0.76	1.21	1.01	0.72	0.57
Net realized and unrealized gain (loss)	6.36	(1.02)	(4.22)	6.58	7.22	6.51	(1.09)	(4.21)	6.64	7.27
Total from investment operations	7.22	0.11	(3.21)	7.33	7.79	7.27	0.12	(3.20)	7.36	7.84
Less distributions to shareholders:
From net investment income	(1.27)	(1.59)	(0.98)	(0.89)	(0.61)	(1.30)	(1.60)	(0.99)	(0.90)	(0.62)
Total distributions	(1.27)	(1.59)	(0.98)	(0.89)	(0.61)	(1.30)	(1.60)	(0.99)	(0.90)	(0.62)
Net asset value, end of period	$36.70	$30.75	$32.23	$36.42	$29.98	$36.81	$30.84	$32.32	$36.51	$30.05
Total Return(c)	23.89%	(0.11)%	(8.57)%	24.66%	34.47%	23.99%	(0.08)%	(8.51)%	24.71%	34.67%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$291,833	$397,798	$451,720	$479,640	$498,564	$501,907	$333,779	$277,824	$390,827	$301,786
Net expenses to average daily net assets(d)	0.93%	0.93%	0.93%	0.96%	1.07%	0.88%	0.88%	0.88%	0.91%	1.01%
Net investment income (loss) to average daily net assets(b)	2.73%	3.44%	3.09%	2.25%	2.08%	2.36%	3.68%	3.08%	2.14%	2.07%
Portfolio turnover rate	102%	100%(e)	98%(e)	87%(e)	62%(e)	102%	100%(e)	98%(e)	87%(e)	62%(e)
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.07%(f)	0.13%(f)	0.13%	0.13%	0.04%	0.04%(f)	0.11%(f)	0.11%	0.11%	0.03%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$—	$0.02	$0.08	$0.11	$0.09(a)	$—	$0.02	$0.08	$0.11	$0.09(a)

(a)
Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.

(b)
Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.

(c)
The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)
Net expenses exclude expenses incurred indirectly through investment in the underlying funds.

(e)
The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 123%, 128%, 117% and 80%, respectively, of the average value of its portfolio.

(f)
Ratio includes indirect fees waived or borne by GMO.

†
Calculated using average shares outstanding throughout the period.

EMERGING MARKETS FUND (CONT’D)
	Class V Shares							Class VI Shares
	Year Ended February 28, 2021	Period from February 26, 2020 through February 29, 2020(a)	Period from March 1, 2018 through February 26, 2019(a)	Year Ended February 28/29,				Year Ended February 28/29,
				2018	2017(b)	2016(b)	2015(b)	2021	2020	2019	2018	2017(b)
Net asset value, beginning of period	$30.52	$31.35	$36.07	$29.70	$22.59	$30.24	$30.39	$30.52	$32.00	$36.16	$29.77	$22.62
Income (loss) from investment operations:
Net investment income (loss)(c)†	0.78	0.00(d)	1.40	0.77	0.61	0.72	0.87	0.87	1.23	1.06	0.78	0.63
Net realized and unrealized gain (loss)	6.45	(0.83)	(4.14)	6.53	7.15	(7.50)	0.00(d)	6.36	(1.07)	(4.19)	6.56	7.17
Total from investment operations	7.23	(0.83)	(2.74)	7.30	7.76	(6.78)	0.87	7.23	0.16	(3.13)	7.34	7.80
Less distributions to shareholders:
From net investment income	(1.33)	—	(0.99)	(0.93)	(0.65)	(0.87)	(1.02)	(1.34)	(1.64)	(1.03)	(0.95)	(0.65)
Total distributions	(1.33)	—	(0.99)	(0.93)	(0.65)	(0.87)	(1.02)	(1.34)	(1.64)	(1.03)	(0.95)	(0.65)
Net asset value, end of period	$36.42	$30.52	$32.34	$36.07	$29.70	$22.59	$30.24	$36.41	$30.52	$32.00	$36.16	$29.77
Total Return(e)	24.12%	(2.65)%**	(7.31)%**	24.83%	34.67%	(22.67)%	2.93%	24.11%	0.05%	(8.39)%	24.90%	34.83%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$307,705	$204,615	$27,261	$170,962	$110,257	$269,570	$170,125	$1,787,607	$2,182,893	$2,685,798	$3,575,505	$3,524,022
Net expenses to average daily net assets(f)	0.78%	0.74%*	0.78%*	0.81%	0.91%	0.94%	0.92%	0.75%	0.75%	0.75%	0.78%	0.89%
Net investment income (loss) to average daily net assets(c)	2.50%	0.00%(g)*	4.27%*	2.29%	2.24%	2.69%	2.77%	2.75%	3.76%	3.25%	2.36%	2.32%
Portfolio turnover rate	102%	100%(h)**	98%(h)**	87%(h)	62%(h)	104%	94%	102%	100%(h)	98%(h)	87%(h)	62%(h)
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.09%(i)	0.15%(i)*	0.14%*	0.14%	0.06%	0.04%	0.04%	0.08%(i)	0.15%(i)	0.14%	0.14%	0.06%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$—	$—	$0.09	$0.11	$0.08(b)	$0.10(b)	$0.10(b)	$—	$0.02	$0.08	$0.11	$0.08(a)

(a)
For period from February 27, 2019 to February 25, 2020, Class V had no shareholders.

(b)
Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.

(c)
Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.

(d)
Rounds to less than $0.01.

(e)
The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(f)
Net expenses exclude expenses incurred indirectly through investment in the underlying funds.

(g)
Rounds to less than 0.01%.

(h)
The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 123%, 128%, 117% and 80%, respectively, of the average value of its portfolio.

(i)
Ratio includes indirect fees waived or borne by GMO.

†
Calculated using average shares outstanding throughout the period.

*
Annualized.

**
Not annualized.

EMERGING MARKETS FUND (CONT’D)
	Class R6 Shares	Class I Shares
	Period from March 31, 2020 (commencement of operations) through February 28, 2021	Year Ended February 28, 2021	Period from January 14, 2020 (commencement of operations) through February 29, 2020
Net asset value, beginning of period	$26.05	$30.75	$35.29
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.72	0.52	0.00(b)
Net realized and unrealized gain (loss)	11.20	6.68	(4.54)
Total from investment operations	11.92	7.20	(4.54)
Less distributions to shareholders:
From net investment income	(1.30)	(1.29)	—
Total distributions	(1.30)	(1.29)	—
Net asset value, end of period	$36.67	$36.66	$30.75
Total Return(c)	46.24%**	23.83%	(12.86)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$43,664	$79,824	$16,158
Net expenses to average daily net assets(d)	0.93%*	0.98%	0.94%*
Net investment income (loss) to average daily net assets(a)	2.39%*	1.55%	(0.05)%*
Portfolio turnover rate	102%**	102%	100%(e)**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05%(f)*	0.10%(f)	0.19%(f)*

(a)
Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.

(b)
Rounds to less than $0.01.

(c)
The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)
Net expenses exclude expenses incurred indirectly through investment in the Institutional Fund and underlying funds, if any.

(e)
The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the year ended February 29, 2020, including transactions in USTF, was 123%, of the average value of its portfolio.

(f)
Ratio includes indirect fees waived or borne by GMO.

†
Calculated using average shares outstanding throughout the period.

*
Annualized.

**
Not annualized.

EMERGING DOMESTIC OPPORTUNITIES FUND
	Class II Shares					Class V Shares					Class I Shares
	Year Ended February 28/29,					Year Ended February 28/29,					Period from January 22, 2021 (commencement of operations) through February 28, 2021
	2021	2020	2019	2018	2017	2021	2020	2019	2018	2017
Net asset value, beginning of period	$21.14	$21.61	$28.86	$22.64	$19.36	$21.12	$21.60	$28.85	$22.62	$19.35	$28.88
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.17	0.40	0.24	0.25	0.25	0.20	0.43	0.28	0.29	0.23	0.02
Net realized and unrealized gain (loss)	6.53	0.18	(4.58)	6.33	3.68	6.53	0.17	(4.60)	6.33	3.73	(1.23)
Total from investment operations	6.70	0.58	(4.34)	6.58	3.93	6.73	0.60	(4.32)	6.62	3.96	(1.21)
Less distributions to shareholders:
From net investment income	(0.16)	(1.05)	(0.17)	(0.36)	(0.65)	(0.19)	(1.08)	(0.19)	(0.39)	(0.69)	—
From net realized gains	—	—	(2.74)	—	—	—	—	(2.74)	—	—	—
Total distributions	(0.16)	(1.05)	(2.91)	(0.36)	(0.65)	(0.19)	(1.08)	(2.93)	(0.39)	(0.69)	—
Net asset value, end of period	$27.68	$21.14	$21.61	$28.86	$22.64	$27.66	$21.12	$21.60	$28.85	$22.62	$27.67
Total Return(b)	31.76%	2.39%	(15.48)%	29.10%	20.62%	31.95%	2.50%	(15.37)%	29.31%	20.78%	(4.19)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$309,966	$292,418	$467,336	$700,211	$603,565	$697,864	$565,384	$755,613	$1,280,851	$948,052	$18,476
Net expenses to average daily net assets(c)	1.03%	1.03%	1.04%	1.06%	1.06%	0.90%	0.89%	0.90%	0.92%	0.93%	1.04%*
Net investment income (loss) to average daily net assets(a)	0.73%	1.81%	1.00%	0.96%	1.12%	0.87%	1.94%	1.19%	1.09%	1.04%	0.82%*
Portfolio turnover rate	216%(d)	186%(d)	238%(d)	201%(d)	227%(d)	216%(d)	186%(d)	238%(d)	201%(d)	227%(d)	216%(d)**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02%(e)	0.02%(e)	0.01%	0.02%	0.04%	0.02%(e)	0.02%(e)	0.01%	0.02%	0.05%	0.08%(e)*
Purchase premiums and redemption fees consisted of the following per share amounts:†	$—	$0.05	$0.05	$0.03	$0.02	$—	$0.04	$0.05	$0.03	$0.03

(a)
Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.

(b)
The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)
Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any.

(d)
The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 28, 2021, February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 236%, 235%, 254%, 254% and 271%, respectively, of the average value of its portfolio.

(e)
Ratio includes indirect fees waived or borne by GMO.

†
Calculated using average shares outstanding throughout the period.

*
Annualized.

**
Not annualized.

FIXED INCOME FUNDS
HIGH YIELD FUND
	Class VI Shares
	Year Ended February 28/29,		Period From June 25, 2018 (commencement of operations) through February 28, 2019
	2021	2020
Net asset value, beginning of period	$19.94	$20.21	$20.00
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.64	0.48	0.27
Net realized and unrealized gain (loss)	0.77	0.82	0.71
Total from investment operations	1.41	1.30	0.98
Less distributions to shareholders:
From net investment income	(0.40)	(1.57)	(0.61)
From net realized gains	(0.05)	—	(0.16)
Total distributions	(0.45)	(1.57)	(0.77)
Net asset value, end of period	$20.90	$19.94	$20.21
Total Return(b)	7.21%	6.40%	5.07%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$94,545	$161,449	$212,762
Net operating expenses to average daily net assets(c)(d)	0.52%	0.52%	0.51%*
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(e)	0.00%(f)	0.03%	0.04%*
Total net expenses to average daily net assets(c)(d)	0.52%	0.55%	0.55%*
Net investment income (loss) to average daily net assets(a)	3.23%	2.34%	2.00%*
Portfolio turnover rate(g)	288%	105%	81%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.00%(f)(h)	0.00%(f)(h)	0.12%*

(a)
Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.

(b)
The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)
Net expenses exclude expenses incurred indirectly through investment in the underlying funds.

(d)
Includes recoupment of past reimbursed and/or waived fees.

(e)
Interest expense incurred as a result of entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)
Rounds to less than 0.01%.

(g)
The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 28, 2021, February 29, 2020 and February 28, 2019, including transactions in USTF, was 317%, 214% and 159%, respectively, of the average value of its portfolio.

(h)
Ratio includes indirect fees waived or borne by GMO.

†
Calculated using average shares outstanding throughout the period.

*
Annualized.

**
Not annualized.

MULTI-SECTOR FIXED INCOME FUND (formerly known as Core Plus Bond Fund)
	Class III Shares					Class IV Shares
	Year Ended February 28/29,					Year Ended February 28/29,
	2021	2020	2019	2018	2017(a)	2021	2020	2019	2018	2017(a)
Net asset value, beginning of period	$22.19	$20.88	$20.93	$21.10	$21.39	$22.26	$20.94	$20.98	$21.15	$21.45
Income (loss) from investment operations:
Net investment income (loss)(b)†	0.43	0.53	0.51	0.41	0.26	0.35	0.54	0.48	0.46	0.24
Net realized and unrealized gain (loss)	(0.24)(c)	2.01	0.49	(0.06)	0.25	(0.16)(c)	2.02	0.53	(0.10)	0.29
Total from investment operations	0.19	2.54	1.00	0.35	0.51	0.19	2.56	1.01	0.36	0.53
Less distributions to shareholders:
From net investment income	(0.93)	(0.64)	(1.05)	(0.52)	(0.80)	(0.93)	(0.65)	(1.05)	(0.53)	(0.83)
From net realized gains	(1.32)	(0.59)	—	—	—	(1.32)	(0.59)	—	—	—
Total distributions	(2.25)	(1.23)	(1.05)	(0.52)	(0.80)	(2.25)	(1.24)	(1.05)	(0.53)	(0.83)
Net asset value, end of period	$20.13	$22.19	$20.88	$20.93	$21.10	$20.20	$22.26	$20.94	$20.98	$21.15
Total Return(d)	0.59%	12.38%	4.88%	1.61%	2.44%	0.59%	12.44%	4.93%	1.68%	2.55%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$31,602	$80,639	$84,163	$34,641	$22,172	$133,862	$449,655	$580,456	$920,637	$566,433
Net operating expenses to average daily net assets(e)	0.30%	0.29%	0.29%	0.29%	0.35%	0.24%	0.24%	0.24%	0.24%	0.30%
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(f)	0.00%(g)	0.00%(g)	0.00%(g)	0.00%(g)	0.00%(g)	0.00%(g)	0.00%(g)	0.00%(g)	0.00%(g)	0.00%(g)
Total net expenses to average daily net assets(e)	0.30%	0.29%	0.29%	0.29%	0.35%	0.24%	0.24%	0.24%	0.24%	0.30%
Net investment income (loss) to average daily net assets(b)	1.98%	2.43%	2.41%	1.91%	1.21%	1.57%	2.47%	2.29%	2.14%	1.10%
Portfolio turnover rate(h)	262%	215%	201%	198%	216%	262%	215%	201%	198%	216%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(i)	0.19%	0.16%	0.16%	0.14%	0.30%	0.19%	0.16%	0.15%	0.14%	0.26%

(a)
Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.

(b)
Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.

(c)
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(d)
The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(e)
Net expenses exclude expenses incurred indirectly through investment in the underlying funds.

(f)
Interest expense incurred as a result of entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(g)
Rounds to less than 0.01%.

(h)
The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 28, 2021, February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 335%, 285%, 250%, 221% and 325%, respectively, of the average value of its portfolio.

(i)
Ratio includes indirect fees waived or borne by GMO.

†
Calculated using average shares outstanding throughout the period.

EMERGING COUNTRY DEBT FUND
	Class III Shares					Class IV Shares
	Year Ended February 28/29,					Year Ended February 28/29,
	2021	2020	2019	2018	2017(a)	2021	2020	2019	2018	2017(a)
Net asset value, beginning of period	$27.38	$26.82	$28.62	$28.99	$26.01	$27.34	$26.77	$28.57	$28.95	$25.98
Income (loss) from investment operations:
Net investment income (loss)(b)†	1.56	1.44	1.36	1.36	1.94	1.39	1.43	1.37	1.39	1.95
Net realized and unrealized gain (loss)	(0.85)	0.91	(1.19)	0.32	3.01(c)	(0.66)	0.94	(1.19)	0.29	3.01(c)
Total from investment operations	0.71	2.35	0.17	1.68	4.95	0.73	2.37	0.18	1.68	4.96
Less distributions to shareholders:
From net investment income	(1.93)	(1.79)	(1.97)	(2.05)	(1.97)	(1.95)	(1.80)	(1.98)	(2.06)	(1.99)
From net realized gains	(0.62)	—	—	—	—	(0.62)	—	—	—	—
Total distributions	(2.55)	(1.79)	(1.97)	(2.05)	(1.97)	(2.57)	(1.80)	(1.98)	(2.06)	(1.99)
Net asset value, end of period	$25.54	$27.38	$26.82	$28.62	$28.99	$25.50	$27.34	$26.77	$28.57	$28.95
Total Return(d)	2.67%	8.97%	0.97%	5.81%	19.47%	2.73%	9.08%	1.02%	5.83%	19.50%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,010,106	$1,133,945	$1,294,577	$1,273,188	$1,067,086	$3,218,116	$3,219,098	$2,849,316	$2,862,977	$3,018,159
Net operating expenses to average daily net assets(e)	0.54%	0.53%	0.52%	0.53%	0.54%	0.49%	0.48%	0.47%	0.48%	0.49%
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(f)	0.00%(g)	0.01%	0.02%	0.00%(g)	—	0.00%(g)	0.01%	0.02%	0.00%(g)	—
Total net expenses to average daily net assets(e)	0.54%	0.54%	0.54%	0.53%	0.54%	0.49%	0.49%	0.49%	0.48%	0.49%
Net investment income (loss) to average daily net assets(b)	6.02%	5.23%	4.99%	4.57%	6.76%	5.38%	5.22%	5.04%	4.67%	6.81%
Portfolio turnover rate(h)	56%	41%	15%	34%	21%	56%	41%	15%	34%	21%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(i)	0.00%(g)	0.00%(g)	0.00%(g)	0.00%(g)	0.00%(g)	0.00%(g)	0.00%(g)	0.00%(g)	0.00%(g)	0.00%(g)
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.03	$0.03	$0.03	$0.03	$0.04(a)	$0.03	$0.03	$0.03	$0.03	$0.04(a)

(a)
Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.

(b)
Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.

(c)
Includes realized gain per share of  $0.23 and $0.23, respectively, as a result of litigation on Argentinian sovereign debt. Excluding this income, the Fund’s realized gain per share would have been $2.78 and $2.78, respectively.

(d)
The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(e)
Net expenses exclude expenses incurred indirectly through investment in the underlying funds.

(f)
Interest and dividend expense and/or borrowing costs incurred as a result of entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(g)
Rounds to less than 0.01%.

(h)
The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 28, 2021, February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 55%, 40%, 15%, 33% and 23%, respectively, of the average value of its portfolio.

(i)
Ratio includes indirect fees waived or borne by GMO.

†
Calculated using average shares outstanding throughout the period.

OPPORTUNISTIC INCOME FUND
	Class VI Shares					Class I Shares
	Year Ended February 28/29,					Year Ended February 28, 2021	Period from November 5, 2019 (commencement of operations) through February 29, 2020
	2021	2020	2019	2018	2017
Net asset value, beginning of period	$26.15	$26.21	$26.41	$25.78	$24.57	$26.12	$26.85
Income (loss) from investment operations:
Net investment income (loss)(a)†	1.06	1.46	1.32	1.15	0.96	0.89	0.54
Net realized and unrealized gain (loss)	(0.31)	(0.06)	(0.38)	0.18	0.89	(0.18)	(0.08)
Total from investment operations	0.75	1.40	0.94	1.33	1.85	0.71	0.46
Less distributions to shareholders:
From net investment income	(1.06)	(1.46)	(1.14)	(0.70)	(0.64)	(1.03)	(1.19)
From net realized gains	—	—	—	—	—	—	—
Total distributions	(1.06)	(1.46)	(1.14)	(0.70)	(0.64)	(1.03)	(1.19)
Net asset value, end of period	$25.84	$26.15	$26.21	$26.41	$25.78	$25.80	$26.12
Total Return(b)	2.95%	5.45%	3.58%	5.18%	7.62%	2.79%	1.80%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$477,457	$825,876	$1,001,146	$1,205,954	$1,510,894	$417,150	$22,684
Net operating expenses to average daily net assets(c)	0.47%	0.47%	0.49%	0.47%	0.33%	0.68%	0.66%*
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(e)	0.00%(d)	0.00%(d)	0.00%(d)	0.00%(d)	0.00%(d)	0.00%(d)	0.00%*(d)
Total net expenses to average daily net assets(c)	0.47%	0.47%	0.49%	0.47%	0.33%	0.68%	0.66%*
Net investment income (loss) to average daily net assets(a)	4.12%	5.50%	4.99%	4.39%	3.82%	3.47%	6.55%*
Portfolio turnover rate(f)	43%	47%	75%	152%	66%	43%(f)	47%**(f)
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05%(g)	0.04%(g)	0.04%	0.03%	0.04%	0.07%(g)	0.07%*(g)
Purchase premiums and redemption fees consisted of the following per share amounts:†	$—	$0.01	$0.05	$0.04	$0.03	$—	$—

(a)
Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.

(b)
The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)
Net expenses exclude expenses incurred indirectly through investment in the underlying funds.

(d)
Rounds to less than 0.01%.

(e)
Interest expense incurred as a result of entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)
The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 28, 2021, February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 45%, 48%, 83%, 175% and 75%, respectively, of the average value of its portfolio.

(g)
Ratio includes indirect fees waived or borne by GMO.

†
Calculated using average shares outstanding throughout the period.

*
Annualized.

**
Not annualized.

ALTERNATIVE FUNDS
(CONSOLIDATED) ALTERNATIVE ALLOCATION FUND
	Class VI Shares		Class R6 Shares	Class I Shares
	Year Ended February 28, 2021	Period from May 1, 2019 (commencement of operations) through February 29, 2020	Period from July 31, 2020 (commencement of operations) through February 28, 2021	Year Ended February 28, 2021	Period from September 4, 2019 (commencement of operations) through February 29, 2020
Net asset value, beginning of period	$19.45	$20.00	$19.33	$19.44	$20.18
Income (loss) from investment operations:
Net investment income (loss)(a)†	(0.02)	0.15	(0.03)	(0.09)	0.10
Net realized and unrealized gain (loss)	0.03(b)	(0.18)	0.07(b)	0.04(b)	(0.33)
Total from investment operations	0.01	(0.03)	0.04	(0.05)	(0.23)
Less distributions to shareholders:
From net investment income	(0.47)	(0.06)	(0.42)	(0.43)	(0.05)
From net realized gains	—	(0.46)	—	—	(0.46)
Total distributions	(0.47)	(0.52)	(0.42)	(0.43)	(0.51)
Net asset value, end of period	$18.99	$19.45	$18.95	$18.96	$19.44
Total Return(c)	0.01%	(0.21)%**	0.16%**	(0.30)%	(1.20)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$230,386	$200,812	$478	$268,473	$34,229
Net operating expenses to average daily net assets(d)	0.76%	0.77%*	0.93%*	1.02%	1.02%*
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(e)	0.49%	0.29%*	0.53%*	0.51%	0.23%*
Total net expenses to average daily net assets(d)	1.25%	1.05%*	1.46%*	1.53%	1.25%*
Net investment income (loss) to average daily net assets(a)	(0.10)%	0.88%*	(0.26)%*	(0.44)%	0.98%*
Portfolio turnover rate(f)	410%	243%**	410%**	410%	243%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(g)	0.15%	0.27%*	0.16%*	0.15%	0.24%*

(a)
Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.

(b)
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)
The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)
Net expenses exclude expenses incurred indirectly through investment in the underlying funds.

(e)
Interest and dividend expense and/or borrowing costs incurred as a result of entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)
The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 28, 2021 and February 29, 2020, including transactions in USTF, was 411% and 250%, respectively, of the average value of its portfolio.

(g)
Ratio includes indirect fees waived or borne by GMO.

†
Calculated using average shares outstanding throughout the period.

*
Annualized.

**
Not annualized.

(CONSOLIDATED) SGM MAJOR MARKETS FUND
	Class III Shares					Class VI Shares					Class I Shares
	Year Ended February 28/29,					Year Ended February 28/29,					Period from September 23, 2020 (commencement of operations) through February 28, 2021
	2021	2020	2019	2018	2017	2021	2020	2019	2018	2017
Net asset value, beginning of period	$31.13	$32.17	$31.87	$32.68	$33.25	$31.07	$32.11	$31.78	$32.57	$33.26	$32.37
Income (loss) from investment operations:
Net investment income (loss)(a)†	(0.09)	0.27	0.31	0.24	(0.21)	(0.06)	0.25	0.33	0.05	(0.16)	(0.04)
Net realized and unrealized gain (loss)	1.81	(0.83)	0.11(b)	0.23	1.87	1.80	(0.77)	0.13(b)	0.44	1.85	0.48
Total from investment operations	1.72	(0.56)	0.42	0.47	1.66	1.74	(0.52)	0.46	0.49	1.69	0.44
Less distributions to shareholders:
From net investment income	(0.03)	(0.48)	(0.12)	—	(1.01)	(0.03)	(0.52)	(0.13)	—	(1.16)	—
From net realized gains	(0.75)	—	—	(1.28)	(1.22)	(0.75)	—	—	(1.28)	(1.22)	(0.75)
Total distributions	(0.78)	(0.48)	(0.12)	(1.28)	(2.23)	(0.78)	(0.52)	(0.13)	(1.28)	(2.38)	(0.75)
Net asset value, end of period	$32.07	$31.13	$32.17	$31.87	$32.68	$32.03	$31.07	$32.11	$31.78	$32.57	$32.06
Total Return(c)	5.48%	(1.74)%	1.32%	1.44%	5.12%	5.56%	(1.65)%	1.47%	1.50%	5.22%	1.30%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$30,126	$18,527	$45,409	$26,630	$6,117	$314,087	$831,870	$1,161,238	$1,843,748	$1,446,445	$13,842
Net expenses to average daily net assets(d)	1.01%	1.01%	1.00%	1.00%	1.00%	0.91%	0.91%	0.91%	0.91%	0.91%	1.11%*
Net investment income (loss) to average daily net assets(a)	(0.27)%	0.85%	0.97%	0.75%	(0.61)%	(0.17)%	0.79%	1.04%	0.16%	(0.47)%	(0.28)%*
Portfolio turnover rate	76%	46%	49%(e)	106%(e)	15%(e)	76%	46%	49%(e)	106%(e)	15%(e)	76%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.07%	0.05%	0.04%	0.03%	0.04%	0.07%	0.04%	0.04%	0.03%	0.04%	0.14%*

(a)
Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.

(b)
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)
The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)
Net expenses exclude expenses incurred indirectly through investment in the Institutional Fund and underlying funds , if any.

(e)
The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 75%, 51% and 47%, respectively, of the average value of its portfolio.

†
Calculated using average shares outstanding throughout the period.

*
Annualized.

**
Not annualized.

IMPLEMENTATION FUNDS
ASSET ALLOCATION BOND FUND
	Class III Shares					Class VI Shares
	Year Ended February 28/29,					Year Ended February 28/29,
	2021	2020	2019	2018	2017	2021	2020	2019	2018	2017
Net asset value, beginning of period	$22.66	$21.61	$21.95	$22.15	$22.16	$22.72	$21.67	$22.02	$22.23	$22.21
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.26	0.55	0.54	0.33	0.18	0.27	0.56	0.57	0.36	0.21
Net realized and unrealized gain (loss)	1.18	1.52	0.18	(0.31)	(0.19)	1.18	1.53	0.18	(0.33)	(0.19)
Total from investment operations	1.44	2.07	0.72	0.02	(0.01)	1.45	2.09	0.75	0.03	0.02
Less distributions to shareholders:
From net investment income	(0.28)	(1.02)	(1.06)	(0.22)	—	(0.29)	(1.04)	(1.10)	(0.24)	—
Total distributions	(0.28)	(1.02)	(1.06)	(0.22)	—	(0.29)	(1.04)	(1.10)	(0.24)	—
Net asset value, end of period	$23.82	$22.66	$21.61	$21.95	$22.15	$23.88	$22.72	$21.67	$22.02	$22.23
Total Return(b)	6.33%	9.74%	3.37%	0.07%	(0.05)%	6.39%	9.83%	3.48%	0.12%	0.09%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$61,836	$41,124	$82,801	$207,008	$282,272	$58,621	$192,410	$305,842	$1,019,135	$1,209,721
Net operating expenses to average daily net assets	0.41%(c)	0.40%(c)	0.41%(c)	0.41%	0.41%(c)	0.31%(c)	0.31%(c)	0.31%(c)	0.31%	0.31%(c)
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	—	0.00%(e)	0.00%(e)	0.00%(e)	0.00%(e)	—	0.00%(e)	0.00%(e)	0.00%(e)	0.00%(e)
Total net expenses to average daily net assets	0.41%(c)	0.40%(c)	0.41%(c)	0.41%	0.41%(c)	0.31%(c)	0.31%(c)	0.31%(c)	0.31%	0.31%(c)
Net investment income (loss) to average daily net assets(a)	1.11%	2.49%	2.48%	1.50%	0.81%	1.15%	2.49%	2.57%	1.59%	0.94%
Portfolio turnover rate	30%(f)	16%(f)	59%(f)	89%	130%(f)	30%(f)	16%(f)	59%(f)	89%	130%(f)
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.08%(g)	0.06%(g)	0.04%	0.02%	0.02%	0.08%(g)	0.06%(g)	0.04%	0.02%	0.02%

(a)
Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.

(b)
The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)
Net expenses exclude expenses incurred indirectly through investment in the underlying funds.

(d)
Interest and dividend expense and/or borrowing costs incurred as a result of entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)
Rounds to less than 0.01%.

(f)
The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 28, 2021, February 29, 2020, February 28, 2019 and February 28, 2017, including transactions in USTF, was 39%, 37%, 88% and 126%, respectively, of the average value of its portfolio.

(g)
Ratio includes indirect fees waived or borne by GMO.

†
Calculated using average shares outstanding throughout the period.

BENCHMARK-FREE FUND
	Class III Shares
	Year Ended February 28/29,
	2021	2020	2019	2018	2017
Net asset value, beginning of period	$18.88	$19.56	$20.91	$18.95	$17.00
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.52	0.72	0.58	0.46	0.43
Net realized and unrealized gain (loss)	0.71	(0.59)	(1.21)	2.10	2.01
Total from investment operations	1.23	0.13	(0.63)	2.56	2.44
Less distributions to shareholders:
From net investment income	(0.63)	(0.81)	(0.72)	(0.60)	(0.49)
Total distributions	(0.63)	(0.81)	(0.72)	(0.60)	(0.49)
Net asset value, end of period	$19.48	$18.88	$19.56	$20.91	$18.95
Total Return(b)	6.64%	0.41%	(2.80)%	13.59%	14.52%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,158,496	$2,583,930	$3,165,731	$4,486,489	$4,394,260
Net operating expenses to average daily net assets(c)	0.04%	0.02%	0.02%	0.02%	0.01%
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(e)	0.08%	0.03%	0.04%	0.00%(d)	0.00%(d)
Total net expenses to average daily net assets(c)	0.12%	0.05%	0.06%	0.02%	0.01%
Net investment income (loss) to average daily net assets(a)	2.86%	3.64%	2.92%	2.29%	2.37%
Portfolio turnover rate(f)	145%	50%	59%	78%	83%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05%	0.04%	0.03%	0.03%	0.04%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$—	$—	$0.00(g)	$0.01	$0.00(g)

(a)
Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.

(b)
The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)
Net expenses exclude expenses incurred indirectly through investment in the underlying funds.

(d)
Rounds to less than 0.01%.

(e)
Interest and dividend expense and/or borrowing costs incurred as a result of entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)
The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 28, 2021, February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 151%, 52%, 59%, 81% and 86%, respectively, of the average value of its portfolio.

(g)
Rounds to less than $0.01.

†
Calculated using average shares outstanding throughout the period.

(CONSOLIDATED) IMPLEMENTATION FUND
	Core Shares
	Year Ended February 28/29,
	2021	2020	2019	2018	2017
Net asset value, beginning of period	$12.74	$13.22	$14.09	$13.06	$11.80
Income (loss) from investment operations:
Net investment income (loss)†	0.35(a)	0.49(a)	0.40	0.33	0.27
Net realized and unrealized gain (loss)	(0.11)	(0.43)	(0.69)	1.11	1.24
Total from investment operations	0.24	0.06	(0.29)	1.44	1.51
Less distributions to shareholders:(b)
From net investment income	(0.28)	(0.54)	(0.58)	(0.41)	(0.25)
Total distributions	(0.28)	(0.54)	(0.58)	(0.41)	(0.25)
Net asset value, end of period	$12.70	$12.74	$13.22	$14.09	$13.06
Total Return(c)	1.95%	0.25%	(1.88)%	11.12%	12.88%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,970,367	$7,114,306	$8,965,578	$11,505,699	$11,226,684
Net operating expenses to average daily net assets	0.01%(e)	0.00%(d)(e)	0.00%(d)	0.00%(d)	0.00%(d)
Interest and/or dividend expenses to average daily net assets(f)	0.15%	0.06%	0.10%	0.04%	0.05%
Total net expenses to average daily net assets	0.16%(e)	0.06%(e)	0.10%	0.04%	0.05%
Net investment income (loss) to average daily net assets	2.89%(a)	3.65%(a)	2.95%	2.44%	2.11%
Portfolio turnover rate	189%(g)	97%(g)	112%	146%	142%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.06%(h)	0.05%(h)	0.04%	0.04%	0.05%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$—	$—	$0.00(i)	$0.01	$0.01

(a)
Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.

(b)
Distributions to shareholders were not required to be made for periods prior to July 1, 2015, the date on which the Fund elected to be treated as a corporation for U.S. federal income purposes.

(c)
The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)
Ratio is less than 0.01%.

(e)
Net expenses exclude expenses incurred indirectly through investment in the underlying funds.

(f)
Interest and dividend expense and/or borrowing costs incurred as a result of entering into repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(g)
The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 28, 2021 and February 29, 2020, including transactions in USTF, was 196% and 100%, respectively, of the average value of its portfolio.

(h)
Ratio includes indirect fees waived or borne by GMO.

(i)
Rounds to less than $0.01.

†
Calculated using average shares outstanding throughout the period.

STRATEGIC OPPORTUNITIES ALLOCATION FUND
	Class III Shares
	Year Ended February 28/29,
	2021	2020	2019	2018	2017
Net asset value, beginning of period	$18.98	$19.48	$22.08	$19.76	$17.43
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.54	0.67	0.62	0.58	0.51
Net realized and unrealized gain (loss)	2.93	(0.11)	(1.45)	2.39	2.36
Total from investment operations	3.47	0.56	(0.83)	2.97	2.87
Less distributions to shareholders:
From net investment income	(0.71)	(0.77)	(0.67)	(0.63)	(0.53)
From net realized gains	(0.18)	(0.29)	(1.10)	(0.02)	(0.01)
Total distributions	(0.89)	(1.06)	(1.77)	(0.65)	(0.54)
Net asset value, end of period	$21.56	$18.98	$19.48	$22.08	$19.76
Total Return(b)	18.66%	2.57%	(3.45)%	15.10%	16.60%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$579,796	$773,438	$915,148	$1,302,441	$2,016,999
Net operating expenses to average daily net assets(c)	0.01%	0.01%	0.01%	0.00%(d)	0.00%(d)
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(e)	0.07%	0.03%	0.03%	—	—
Total net expenses to average daily net assets(c)	0.08%	0.04%	0.04%	0.00%(d)	0.00%(d)
Net investment income (loss) to average daily net assets(a)	2.85%	3.35%	3.01%	2.73%	2.69%
Portfolio turnover rate(f)	61%	36%	35%	20%	28%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.07%	0.03%	0.03%	0.01%	0.01%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$—	$—	$0.00(g)	$0.02	$0.00(g)

(a)
Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.

(b)
The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)
Net expenses exclude expenses incurred indirectly through investment in the underlying funds.

(d)
Rounds to less than 0.01%.

(e)
Interest and dividend expense and/or borrowing costs incurred as a result of entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)
The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 28, 2021, February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 80%, 41%, 38%, 25% and 39%, respectively, of the average value of its portfolio.

(g)
Rounds to less than $0.01.

†
Calculated using average shares outstanding throughout the period.

U.S. TREASURY FUND
	Core Shares
	Year Ended February 28/29,
	2021	2020	2019(a)	2018(a)	2017(a)
Net asset value, beginning of period	$5.02	$5.00	$5.00	$5.01	$5.01
Income (loss) from investment operations:
Net investment income (loss)†	0.01	0.10	0.10	0.05	0.02
Net realized and unrealized gain (loss)	0.02	0.02	0.01	(0.01)	0.00(b)
Total from investment operations	0.03	0.12	0.11	0.04	0.02
Less distributions to shareholders:
From net investment income	(0.01)	(0.10)	(0.11)	(0.05)	(0.02)
From net realized gains	(0.00)(b)	—	—	—	(0.00)(b)
Total distributions	(0.01)	(0.10)	(0.11)	(0.05)	(0.02)
Net asset value, end of period	$5.04	$5.02	$5.00	$5.00	$5.01
Total Return(c)	0.63%	2.47%	2.16%	0.96%	0.54%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$382,455	$222,762	$635,777	$2,324,706	$2,666,697
Net expenses to average daily net assets	0.08%	0.06%	0.00%(d)	0.00%(d)	0.00%(d)
Net investment income (loss) to average daily net assets	0.20%	2.03%	1.97%	1.06%	0.47%
Portfolio turnover rate(e)	0%	0%	0%	0%	0%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03%	0.05%	0.10%	0.09%	0.10%

(a)
Per share amounts were adjusted to reflect an approximate 5 for 1 stock split effective December 6, 2018.

(b)
Rounds to less than $0.01.

(c)
The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)
Rounds to less than 0.01%.

(e)
Portfolio turnover rate calculation excludes short-term investments.

†
Calculated using average shares outstanding throughout the period.

SUPPLEMENTAL AND RELATED PERFORMANCE AND VOLATILITY INFORMATION
BENCHMARK-FREE ALLOCATION FUND AND SGM MAJOR MARKETS FUND
The supplemental performance and volatility information below is provided as an additional indication of the risk/return potential of Benchmark-Free Allocation Fund (“BFAF”) and SGM Major Markets Fund (“SGM”) and should be considered in conjunction with each Fund’s performance-related and other information included elsewhere in this Prospectus. As set forth in its Fund summary, each of BFAF and SGM seeks an annualized return in excess of a specified index and a range of annualized volatility, each over a complete market cycle. The information below is intended to provide additional context with respect to those statements.
Standard deviation measures the dispersion of a set of data around its average and is generally viewed as a measure of volatility (i.e. variability of returns). The standard deviation information below (calculated using monthly net returns, before taxes) reflects the magnitude of dispersion of each Fund’s annualized returns over the last three calendar years and since the first calendar month-end after the inception of the Fund’s current investment strategy. Returns in the tables below reflect fees and expenses of Class III Shares of the Funds. Prior to January 1, 2012, BFAF served as a principal component of a broader GMO real return strategy that also included a pooled investment vehicle with a cash-like benchmark. Since January 1, 2012, BFAF has been managed as a standalone investment. Prior to October 3, 2011, SGM was managed pursuant to a materially different investment strategy, the volatility of which would not be a relevant consideration for a prospective investor considering an investment in the Fund. Updated performance information for each Fund is available at www.gmo.com. PAST VOLATILITY AND PERFORMANCE ARE NOT INDICATIVE OF FUTURE VOLATILITY AND PERFORMANCE.
Annualized Returns and Volatility/Class III Shares
Periods Ending December 31, 2020
GMO Benchmark-Free Allocation Fund
	3 Year Trailing	Since Strategy Inception (7/23/03)*
Fund Net Standard Deviation	10.25%	7.60%
Fund Net Return Before Taxes	1.00%	7.34%
Consumer Price Index (reflects no deduction for fees, expenses, or taxes)	1.82%	2.05%
Fund Net Return Before Taxes less Consumer Price Index	-0.83%	5.29%
* Standard deviation information is provided for the period beginning 7/31/2003, the first calendar-month end after the inception of the Fund’s current investment strategy. All other information is provided for the period beginning 7/23/2003.
GMO SGM Major Markets Fund
	3 Year Trailing	Since Strategy Inception (10/3/2011)*
Fund Net Standard Deviation	5.12%	5.10%
Fund Net Return Before Taxes	2.35%	2.82%
FTSE 3-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	1.56%	0.65%
Fund Net Return Before Taxes less FTSE 3-Month Treasury Bill Index	0.79%	2.18%
* Standard deviation information is provided for the period beginning 10/31/2011, the first calendar-month end after the inception of the Fund’s current investment strategy. All other information is provided for the period beginning 10/3/2011.

RELATED PERFORMANCE INFORMATION FOR
SIMILARLY MANAGED GMO ACCOUNTS
HIGH YIELD ACCOUNTS
GMO High Yield Fund (the “Fund”) commenced operations on June 25, 2018. The performance presented below is for GMO’s High Yield Composite (the “Composite”) and includes all discretionary accounts (including the Fund for periods after June 25, 2018) managed by GMO with substantially similar investment objectives, policies and strategies as the Fund. For periods after June 25, 2018, performance of the Composite consists only of the performance of the Fund, net of fees and expenses for Class III shares. For periods prior to June 25, 2018, performance of the Composite reflects the performance of a single account (the “Account”) managed by GMO as a standalone strategy within the broader portfolio of a registered investment company that did not charge management or shareholder service fees. On June 25, 2018, the Account’s assets accounted for most of the Fund’s portfolio. The Composite’s performance has been adjusted on a one-time basis to reflect the fees and anticipated expenses (taking into account current expense limitation arrangements) of Class III shares of the Fund. Performance of the Account is provided to illustrate the historical performance of GMO in managing an account that is substantially similar to the Fund. PERFORMANCE OF THE ACCOUNT IS NOT THAT OF THE FUND AND SHOULD NOT BE CONSIDERED A SUBSTITUTE FOR THE FUND’S OWN PERFORMANCE. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.
The table below also includes information about the returns for the Markit iBoxx USD Liquid High Yield Index, which is used as a benchmark for assessing the performance of the Fund. The index returns assume the reinvestment of dividends or interest paid on the securities in the index. Unlike the Fund or the Account, the index does not incur fees or expenses. An index is unmanaged, and investments cannot be made directly in an index.
Returns for Periods Ending December 31, 2020
	1 Year	Annualized Since Inception (1/31/17)
High Yield Composite	5.49%	6.34%
Markit iBOXX USD Liquid High Yield Index	4.66%	5.72%

FUND CODES
The following chart identifies the ticker, news-media symbol, and CUSIP number for each share class of each Fund currently being offered (if any).
Fund Name (and page # in Prospectus)	Share Class	Ticker	Symbol	CUSIP
Multi-Asset Class Funds
Benchmark-Free Allocation Fund (p. 1)	Class III	GBMFX	N/A	362008 31 0
	Class IV	GBMBX	N/A	362014 60 7
	Class MF	—	—	362014 80 5
	Class R6	GBMSX	—	362014 44 1
	Class I	GBMIX	N/A	362014 45 8
Global Asset Allocation Fund (p. 7)	Class III	GMWAX	N/A	362007 17 1
	Class R6	GMWRX	—	362014 35 9
	Class I	GMOOX	—	362014 36 7
Equity Funds
Global Equity Funds
Global Equity Allocation Fund (p. 13)	Class III	GMGEX	N/A	362007 14 8
	Class R6	GMADX	—	362014 31 8
	Class I	GAAUX	—	362014 32 6
Global Developed Equity Allocation Fund (p. 18)	Class III	GWOAX	N/A	362008 15 3
	Class R6	—	—	362014 33 4
	Class I	—	—	362014 34 2
Quality Fund (p. 23)	Class III	GQETX	Quality	362008 26 0
	Class IV	GQEFX	Quality	362008 24 5
	Class V	GQLFX	Quality	362008 23 7
	Class VI	GQLOX	Quality	362008 22 9
	Class R6	GQESX	Quality	362014 17 7
	Class I	GQLIX	Quality	362014 18 5
Climate Change Fund (p. 28)	Class III	GCCHX	N/A	362014 61 5
	Class IV	—	—	362014 59 9
	Class V	—	—	362014 58 1
	Class VI	—	—	362014 57 3
	Class R6	GCCAX	—	362014 42 5
	Class I	GCCLX	—	362014 43 3
Resources Fund (p. 33)	Class III	GOFIX	N/A	362014 10 2
	Class IV	GOVIX	N/A	362014 20 1
	Class V	—	—	362014 30 0
	Class VI	—	—	362014 40 9
	Class R6	GAAHX	—	36256V 78 3
	Class I	GEACX	—	36256V 77 5
Quality Cyclicals Fund (p. 39)	Class III	GMANX	—	36256V 76 7
	Class IV	—	—	36256V 75 9
	Class V	—	—	36256V 74 2
	Class VI	GMAEX	—	36256V 73 4
	Class R6	—	—	36256V 69 2
	Class I	GMAOX	—	36256V 68 4
International Equity Funds
International Equity Allocation Fund (p. 43)	Class III	GIEAX	N/A	362007 21 3
	Class R6	GSXMX	—	362014 24 3
	Class I	—	—	362014 25 0
International Developed Equity Allocation Fund (p. 48)	Class III	GIOTX	N/A	362013 45 0
	Class R6	GAAWX	—	362014 26 8
	Class I	—	—	362014 27 6
International Equity Fund (p. 53)	Class II	GMICX	IntlIntrVal	362007 20 5
	Class III	GMOIX	IntlIntrVal	362007 30 4
	Class IV	GMCFX	IntlIntrVal	362008 83 1
	Class R6	—	—	362014 22 7
	Class I	GMOUX	—	362014 23 5
Tax-Managed International Equities Fund (p. 58)	Class III	GTMIX	TxMngIntEq	362008 66 6
	Class R6	—	—	362014 11 0
	Class I	—	—	362014 12 8
Japan Value Creation Fund (p. 63)	Class III	GMAKX	—	36256V 67 6
	Class IV	—	—	36256V 66 8
	Class V	—	—	36256V 65 0
	Class VI	GMAHX	N/A	36256V 64 3
	Class R6	—	—	36256V 63 5
	Class I	GMIIX	—	36256V 62 7
U.S. Equity Funds
U.S. Equity Fund (p. 67)	Class III	GMUEX	USCoreEq	362013 65 8
	Class IV	GMRTX	USCoreEq	362013 64 1
	Class V	GMEQX	USCoreEq	362013 63 3
	Class VI	GMCQX	USCoreEq	362013 62 5
	Class R6	—	—	36256V 20 5
	Class I	—	—	36256V 10 6
U.S. Small Cap Value Fund (p. 72)	Class III	—	—	36256V 70 0
	Class IV	—	—	36256V 80 9
	Class V	—	—	36256V 88 2
	Class VI	GCAVX	—	36256V 87 4
	Class R6	—	—	36256V 85 8
	Class I	—	—	36256V 86 6
Emerging Markets Equity Funds
Emerging Markets Fund (p. 77)	Class II	GMEMX	EmergMkt	362007 50 2
	Class III	GMOEX	EmergMkt	362007 60 1
	Class IV	GMEFX	EmergMkt	362008 79 9
	Class V	GEMVX	GMOEmgMktsV	362008 28 6
	Class VI	GEMMX	EmergMkt	362008 27 8
	Class R6	GEMNX	—	36256V 83 3
	Class I	GEMEX	—	36256V 82 5

Fund Name (and page # in Prospectus)	Share Class	Ticker	Symbol	CUSIP
Emerging Markets ex-China Fund (p. 82)	Class II	—	—	36256V 59 3
	Class III	—	—	36256V 58 5
	Class IV	—	—	36256V 57 7
	Class V	—	—	36256V 56 9
	Class VI	GMAQX	—	36256V 55 1
	Class R6	—	—	36256V 54 4
	Class I	—	—	36256V 619
Emerging Domestic Opportunities Fund (p. 86)	Class II	GEDTX	N/A	362013 22 9
	Class III	GEDSX	N/A	362013 21 1
	Class IV	GEDIX	N/A	362013 19 5
	Class V	GEDOX	N/A	362013 18 7
	Class VI	GEDFX	N/A	362013 17 9
	Class R6	GEAEX	—	36256V 81 7
	Class I	GEDBX	—	36256V 79 1
Fixed Income Funds
High Yield Fund (p. 91)	Class III	—	—	362014 56 5
	Class IV	—	—	362014 55 7
	Class V	—	—	362014 54 0
	Class VI	GHVIX	—	362014 53 2
	Class R6	—	—	362014 28 4
	Class I	—	—	362014 29 2
Multi-Sector Fixed Income Fund (p. 96)	Class III	GUGAX	CorePlusBd	362008 60 9
	Class IV	GPBFX	CorePlusBd	362008 12 0
	Class R6	—	—	362014 39 1
	Class I	—	—	362014 41 7
Emerging Country Debt Fund (p. 102)	Class III	GMCDX	EmgCntrDt	362007 27 0
	Class IV	GMDFX	EmgCntrDt	362008 78 1
	Class VI	—	EmgCntrDt	36262F 10 3
Emerging Country Debt Shares Fund (p. 106)	Class R6	GMAFX	—	36256V 72 6
	Class I	GMAJX	—	36256V 71 8
Opportunistic Income Fund (p. 112)	Class III	GMOHX	—	362013 12 0
	Class VI	GMODX	N/A	362013 11 2
	Class R6	GAAAX	—	362014 19 3
	Class I	GMOLX	—	362014 21 9
Alternative Funds
Alternative Allocation Fund (p. 117)	Class II	—	—	35256V 84 1
	Class III	—	—	362014 49 0
	Class IV	—	—	362014 48 2
	Class V	—	—	362014 47 4
	Class VI	GAAVX	—	362014 46 6
	Class R6	GAAKX	—	36256V 60 1
	Class I	GAAGX	—	36256V 50 2
SGM Major Markets Fund (p. 123)	Class III	GSMFX	—	362014 65 6
	Class IV	GSMJX	—	362014 64 9
	Class VI	GSMHX	—	362014 62 3
	Class R6	GAAJX	—	362014 13 6
	Class I	GSMKX	—	362014 14 4
Implementation Funds
Asset Allocation Bond Fund (p. 129)	Class III	GMOBX	AssetAllBd	362013 38 5
	Class VI	GABFX	AssetAllBd	362013 37 7
Benchmark-Free Fund (p. 133)	Class III	GBFFX	N/A	362013 16 1
Implementation Fund (p. 137)	N/A	GIMFX	N/A	362014 50 8

Strategic Opportunities Allocation Fund (p. 142)	Class III	GBATX	N/A	362008 16 1
U.S. Treasury Fund (p. 147)	N/A	GUSTX	USTreas	362013 36 9

GMO TRUST
ADDITIONAL INFORMATION
Each Fund’s annual and semiannual reports to shareholders contain or (when available) will contain additional information about the Fund’s investments. Each Fund’s annual report contains or (when available) will contain a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Funds’ annual and semiannual reports are or (when available) will be, and the Funds’ SAI is, available free of charge at https://www.gmo.com/north-america/investment-capabilities/mutual-funds/ or by writing to Shareholder Services at GMO, 40 Rowes Wharf, Boston, Massachusetts 02110 or by calling collect at 1-617-346-7646. The SAI contains more detailed information about each Fund and is incorporated by reference into this Prospectus, which means that it is legally considered to be part of this Prospectus.
Reports and other information about the Funds are available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov.
Shareholders who wish to communicate with the Trustees must do so by mailing a written communication, addressed as follows: To the Attention of the Board of Trustees, c/o GMO Trust Chief Compliance Officer, 40 Rowes Wharf, Boston, Massachusetts 02110. The shareholder communication must (i) be in writing and be signed by the shareholder, (ii) identify the Fund to which it relates, and (iii) identify the class and number of shares held beneficially or of record by the shareholder.
SHAREHOLDER INQUIRIES
Shareholders may request additional
information from and direct inquiries to:
Shareholder Services at
Grantham, Mayo, Van Otterloo & Co. LLC
40 Rowes Wharf, Boston, Massachusetts 02110
1-617-346-7646 (call collect)
1-617-439-4192 (fax)
SHS@GMO.com
website: http://www.gmo.com
DISTRIBUTOR
Funds Distributor, LLC
3 Canal Plaza
Suite 100
Portland, Maine 04101
Investment Company Act File No. 811-04347